1933 Act Registration No. 33-11351
                                       1940 Act File No. 811-4978

               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D. C.  20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
   Post-Effective Amendment No. 71                               [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
   Amendment No. 72                                              [X]

              LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
         (Exact Name of Registrant as Specified in Charter)

    One Financial Center, Boston, Massachusetts       02111
     (Address of Principal Executive Offices)      (Zip Code)

Registrant's Telephone Number, including Area Code:  1-800-225-2365

    Kevin M. Carome               Cameron S. Avery
    Exec. Vice-President          Bell, Boyd & Lloyd LLC
    Liberty-Stein Roe Funds       Suite 3300
      Investment Trust            Three First National Plaza
    One Financial Center          70 W. Madison Street
    Boston, MA  02111             Chicago, Illinois  60602
           (Name and Address of Agents for Service)

It is proposed that this filing will become effective (check appropriate box):

[ ]  immediately  upon filing  pursuant to paragraph (b)
[X] on January 28, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph  (a)(1)
[ ] on (date) pursuant to paragraph  (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

Registrant has previously elected to register pursuant to Rule 24f-2 an indefinite number of shares of beneficial interest of the following series:
Liberty Value Opportunities Fund, Stein Roe Balanced Fund, Stein Roe Growth Stock Fund, Stein Roe Capital Opportunities Fund, Stein Roe Disciplined Stock Fund, Stein Roe International Fund, Stein Roe Young Investor Fund, Liberty Midcap Growth Fund, Stein Roe Focus Fund, Stein Roe Asia Pacific Fund, Stein Roe Small Company Growth Fund, and Liberty Growth Investor Fund.


The prospectus and statement of additional information relating to the series of Stein Roe Funds Investment Trust designated Stein Roe Global Thematic Equity Fund and Stein Roe European Thematic Equity is not affected by the filing of this Post-Effective Amendment No. 71.

This Registration Statement has also been signed by SR&F Base Trust.

STEIN ROE ASIA PACIFIC FUND

PROSPECTUS

FEBRUARY 1, 2001







Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1      The Fund


Investment Goal


Principal Investment Strategies


Principal Investment Risks
Fund Performance
Your Expenses

8   Financial Highlights

9   Your Account
Purchasing Shares
Opening an Account


Determining Share Price


Selling Shares
Exchanging Shares

Fund Policy on Trading of Fund Shares
Reporting to Shareholders
Dividends and Distributions

16  Other Investments and Risks

18  The Fund's Management

Investment Advisor


Portfolio Managers
Master/Feeder Fund Structure

Please keep this prospectus as your reference manual.

THE FUND
ASIA PACIFIC FUND

INVESTMENT GOAL Stein Roe Asia Pacific Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES Under normal conditions, Asia Pacific Fund invests at least 65% of its total assets in stocks of mid- and large-capitalization companies located in Asia and the Pacific Basin. The Pacific Basin countries the Fund invests in include Australia and New Zealand. The Asian countries the Fund invests in include Japan, Hong Kong/China, Singapore, South Korea, Taiwan, Thailand, Indonesia and the Philippines. The Fund may invest up to 35% of its total assets in equity and debt securities of corporate issuers of any market capitalization or size and governmental issuers located anywhere in the world, including the United States.

The Fund will consider an issuer of securities to be located in the Pacific Basin if: (i) it is organized under the laws of a country in the Pacific Basin and has a principal office in a country in the Pacific Basin, (ii) it derives 50% or more of its total revenues from business in the Pacific Basin, or (iii) its equity securities are traded principally on a securities exchange in the Pacific Basin.

Defining capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.


According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $8.4 billion, midcap companies had market capitalizations between $2.1 and $8.4 billion, and small-cap companies had market capitalizations less than $2.1 billion. These amounts are subject to change.


The Fund invests in growth companies that the portfolio managers believe have long-term growth prospects and quality management. Growth companies are those companies which the portfolio managers believe have above average growth potential. The portfolio managers measure the growth potential of a company using cash earnings and reserves.

The portfolio managers may sell a security if there is a deterioration in a company's fundamentals or a change to a company's management strategy, or if the portfolio managers identify a different company with more attractive growth prospects. The portfolio managers may also be required to sell portfolio investments to fund redemptions.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.









Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal[s] or perform favorably compared with competing funds.


Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Currency exchange rates will affect the U.S. dollar value of the Fund's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Fund also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement; the existence of less liquid markets; the unavailability of reliable information about issuers; the existence of exchange control regulations; political and economic instability; immature economic structures; different legal and accounting systems; and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.


Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as "emerging markets." For example, political, and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in Asia and the Pacific Basin, the Fund is susceptible to regional risk. Events in any one country may impact the other countries or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. In the past, the markets in each of these Asian countries have suffered significant downturns and volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

Small- and medium-cap companies. The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.

Debt securities. The Fund will invest in high quality debt securities for defensive purposes. The Fund's investments in debt securities, generally bonds, convertible bonds and sovereign debt, expose the Fund to interest rate risk. Interest rate risk is the risk of a change in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the value of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN ASIA PACIFIC FUND?

You may want to invest in Asia Pacific Fund if you:


are interested in investing in companies in Asia and the Pacific Basin and can tolerate the greater share price volatility that accompanies international investing want a regional overseas fund that is diversified among countries and companies are a long-term investor and can afford to potentially lose money on your investment


Asia Pacific Fund is not appropriate for investors who:


want to avoid volatility or possible losses



are saving for a short-term period



need regular current income



FUND PERFORMANCE The following charts show the Fund's performance for the calendar year ended December 31, 2000. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


ANNUAL TOTAL RETURNS


This chart shows the Fund's total return for calendar year 2000. It provides an indication of the risks of investing in the Fund.



        100%                               105.00%
        80%
        60%
        40%
        20%
        10%
        0%
        -10%                                                       -13.09
       -------------------------------------------------------------------------
                                           1999                     2000
       -------------------------------------------------------------------------

[  ] Asia Pacific Fund
Best quarter: 4th quarter 1999, +37.22%


Worst quarter: 4th quarter 2000, -13.09%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI Pacific Index. We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

AVERAGE ANNUAL TOTAL RETURNS

                                                  Periods ending December 31,
                                                  2000
                                                                     Since Inception
                                                  1 yr               (October 19,
                                                                           1998)
Asia Pacific Fund                                 -27.82             23.39%
                                                  %
MSCI Pacific Index*                               -25.78 %           11.16%


*The MSCI Pacific Index is an unmanaged group of Pacific Basin stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from October 31, 1998 through December 31, 2000.


YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares. However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.

SHAREHOLDERS FEES (a)
        (expenses that are deducted from your
         account)
        Redemption fee (as a percentage of amount                1.00%
        redeemed)


ANNUAL FUND OPERATING
EXPENSES(b)
        (expenses that are deducted from Fund assets)
        ------------------------------------------------------------------------
        Management fees(c)                                            0.95%
        Distribution (12b-1) fees                                     None
        Other expenses                                                2.70%
        ------------------------------------------------------------------------
        Total annual fund operating expenses(d)                       3.65%

(a) A 1% redemption fee, retained by the Fund, is imposed only on redemptions of Fund shares held less than 90 days. There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
(b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services. (c) Management fees includes both the management fee and the administrative fee charged to the Fund.


(d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of interest, taxes and extraordinary expenses, if any) will not exceed 2.00%. As a result, the actual management fee would be 0.00 and total annual fund operating expenses would be 2.00%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.

EXPENSE EXAMPLE

This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:


$10,000 initial investment



5% return each year



the Fund's operating expenses remain constant as a percent of net assets redemption at the end of each time period


Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:


EXPENSE EXAMPLE

                                        1 yr     3 yrs       5 yrs       10 yrs
--------------------------------------------------------------------------------
Asia Pacific Fund                       $382     $1,161      $1,958      $4,036

Financial Highlights

The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total return in the table represents the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. To request an annual report, please call 800-338-2550.

Asia Pacific Fund

PER SHARE DATA



                                                   Year ended      Period ended
                                                  September 30,    September 30,
                                                     2000            1999(b)
Net asset value, beginning of period            $   16.030        $   10.000

Income from investment operations
Net investment income (loss) (a)(c)                 (0.077)            0.011
Net  realized and unrealized gain                    2.388             6.019
Total from investment operations                     2.311             6.030

Less Distributions Declared to Shareholders
From net investment income                          (0.776)               --
From net realized gains                             (0.805)               --
Total Distributions Declared to Shareholders        (1.581)               --

Net asset value, end of period                  $   16.760        $   16.030

Total return (d)(e)                                  13.97%            60.30%(f)

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)         $    5,297        $    4,006
RATIOS TO AVERAGE NET ASSETS
Expenses (g)                                          2.00%             2.00%(h)
Net investment income (loss)(g)                     (0.43)%            0.10%

Fees and expenses waived or borne by the              1.80%              2.05%
Advisor/Administrator(g)
Portfolio turnover rate (e)                              29%                31%(f)
(a)      Net of fees and expenses waived or borne
by the Advisor/Administrator which amounted to:       0.324%             0.23%




(b)      The Fund commenced investment operations on October 19, 1998.


(c) Per share data was calculated using average shares outstanding during the period.


(d)      Total return at net asset value assuming all distributions reinvested.



(e) Had Stein Roe not waived or reimbursed a portion of expenses, total return would have been reduced.



(f)      Not annualized.


(g) The benefits derived from custody credits and directed brokerage arrangements had an impact of 0.12% and 0.05% for the year ended
         September 30, 2000 and for the period ended September 30, 1999, respectively.



(h)      Annualized.

YOUR ACCOUNT


PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.


PURCHASES THROUGH THIRD PARTIES

If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


CONDITIONS OF PURCHASE


An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program the minimum initial investment is determined by this program.



ACCOUNT MINIMUMS

                                              Minimum to
                                               Open an              Minimum           Minimum
Type of Account                                Account              Addition          Balance
----------------------------------------------------------------------------------------------
Regular                                       $2,500                 $100              $1,000

Custodial (UGMA/UTMA)                         $1,000                 $100              $1,000

Automatic Investment Plan                     $1,000                 $50                --


Roth and Traditional IRA                      $500                   $50               $500

Educational IRA                               $500                   $50*              $500

*Maximum $500 contribution per year per child.

Opening an Account

OPENING OR ADDING TO AN ACCOUNT


                          BY MAIL:                                      BY WIRE:
-------------------------------------------------------------------------------------------------------------------
Opening an Account        Complete the application.                     Mail your application to the address
listed
                          Make check payable to Stein Roe Mutual        on the left, then call 800-338-2550 to
                          Funds.                                        obtain an account number.  Include your
                                                                        Social Security Number.  To wire funds,
use
                          Mail application and check to:                the instructions below.
                          Liberty Funds Services Inc.
                          P.O. Box 8900
                          Boston, MA 02205

Adding to an Account      Make check payable to Stein Roe Mutual        Wire funds to:
                          Funds.  Be sure to write your account          Bank Boston
                          number on the check.                          ABA:  011000390
                                                                        Attn: LFS, Account No. 98227776
                          Fill out investment slip (stub from your      Fund No. 22; Stein Roe Asia Pacific Fund
                          statement or confirmation) or include a       Your name (exactly as in the
registration).
                          note indicating the amount of your            Fund account number.
                          purchase, your account number, and the name
                          in which your account is registered.

                          Mail check with investment slip or note to the address above.

OPENING OR ADDING TO AN ACCOUNT


                     BY ELECTRONIC FUNDS                                                        THROUGH AN
                     TRANSFER:                              BY EXCHANGE:                        INTERMEDIARY:
------------------------------------------------------------------------------------------------------------------------
Opening an Account   You cannot open a new account via      By mail, phone, or automatically    Contact your
financial
                     electronic transfer.                   (be sure to elect the Automatic     professional.
                                                            Exchange   Privilege
                                                            on              your
                                                            application).

Adding to an         Call 800-338-2550 to make your         By mail, phone, or automatically    Contact your
financial
Account              purchase.  To set up prescheduled      (be sure to elect the Automatic     professional.
                     purchases, be sure to elect the        Exchange Privilege on your
                     Automatic Investment Plan              application).
                     (Stein Roe Asset(SM) Builder)
                     option on your application.


All checks must be made payable in U. S. dollars and drawn on U. S. banks. Money orders and third-party checks will not be accepted.


DETERMINING SHARE PRICE The Fund's share price is its net asset value next determined. net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of Fund shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.


In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.

SELLING SHARES You may sell your shares any day the Fund is open for business. Please follow the instructions below.

SELLING SHARES

BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE: You may sell your shares by telephone and request that a check be sent to your address of record by calling
                  800-338-2550, unless you have notified the Fund of an address change within the previous 30 days.. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.


BY                WIRE:   Fill  out  the   appropriate   areas  of  the  account
                  application  for this  feature.  Proceeds  of  $1,000  or more
                  ($100,000  maximum)  may be wired to your  predesignated  bank account.  Call 800-338-2550 to give instructions to Stein Roe.
                  There is a $7 charge for wiring  redemption  proceeds  to your bank.

BY ELECTRONIC     Fill out the appropriate areas of the account application for
TRANSFER:         this feature. To request an electronic transfer (not less than
                  $50;  not more  than  $100,000),  call  800-338-2550.  We will transfer your sale proceeds  electronically  to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:      Call 800-338-2550 to exchange any portion of your Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC      Fill out the appropriate areas of the account application for
EXCHANGE:         this feature. Redeem a fixed amount on a regular basis (not less than $50 per month;  not more than  $100,000) from a Fund for investment in another Stein Roe no-load fund.

WHAT YOU NEED TO KNOW WHEN SELLING SHARES

Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.


We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

REDEMPTION FEE

The Fund charges a 1% redemption fee on sales of Fund shares that you have held less than 90 days. The fee is retained by the Fund for the benefit of the remaining shareholders. The fee is waived for shares purchased through certain retirement plans, including 401(k) plans, 403(b) plans, 457 plans, Keogh accounts, and Stein Roe Profit Sharing and Money Purchase Pension Plans. The fee waiver may not apply to shares purchased through an intermediary maintaining an omnibus account with the Fund. Before purchasing shares, please check with your account representative concerning the availability of the waiver. The fee waiver does not apply to IRA and SEP-IRA accounts. The redemption fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee does not benefit Stein Roe in any way. The Fund may modify the terms of, terminate, or waive this fee at any time.

INVOLUNTARY REDEMPTION

If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

LOW BALANCE FEE

Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.


FUND POLICY ON TRADING OF FUND SHARES The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive the Fund. The Fund into which you would like to exchange also may reject your request.



The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to the Fund.

REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of the Fund unless you elect on the account application to have distributions paid by check.

[callout]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION
PROCEEDS:

by check



by electronic transfer into your bank account



a purchase of shares of another Stein Roe fund



a purchase of shares in a Stein Roe fund account of another person


[/callout]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of the Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

TAX CONSEQUENCES

You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

TRANSACTION                                          TAX STATUS
Income dividend                                     Ordinary income

Short-term capital gain distribution                Ordinary income

Long-term capital gain distribution                 Capital gain

Sale of shares owned one year or less               Gain is ordinary income; loss is
                                                    subject to special rules

Sale of shares owned more than one year             Capital gain or loss

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

Other Investments and Risks










The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


COUNTRY ALLOCATION The Pacific Basin countries that the Fund invests in include Australia and New Zealand. The Asian countries the Fund invests in include Japan, Hong Kong/China, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, and the Philippines. The Fund considers an issuer of securities to be located in the Pacific Basin if:

it is organized under the laws of a country in the Pacific Basin and has a principal office in a country in the Pacific Basin,



it derives 50% or more of its total revenues from business in the Pacific Basin, or its equity securities are traded principally on a securities exchange in the Pacific Basin.

As of September 30, 2000, the Fund had more than 5% of its total assets in each of the following countries:

COUNTRY/ALLOCATION

Countries                                        Percentage of Total Assets (%)
---------                                        ------------------------------
Japan                                                      33.3
Hong Kong/China                                            47.4
Singapore                                                   9.5

FOREIGN CURRENCY TRANSACTIONS The Fund engages in a variety of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). The Fund may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Fund uses these transactions for two primary purposes. First, it may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security it holds. Second, it may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which its securities are denominated. These hedging techniques limit the potential gain from currency value increases.

ADRs AND EDRs. The Fund may purchase American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). ADRs are securities guaranteed by a United States person and are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the investor is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. EDRs are securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

PORTFOLIO TURNOVER There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS When Stein Roe believes that a temporary defensive position is necessary, the Fund may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, it may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions). Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if it takes a temporary defensive position.

INTERFUND LENDING PROGRAM The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

The Fund's Management


Investment Advisor Stein Roe & Farnham Incorporated, (Stein Roe), a wholly-owned subsidiary of Liberty Funds Group LLC (LFG), One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 2000, the Fund paid to Stein Roe aggregate fees of 0.00% of average net assets, after reimbursement of expenses by Stein Roe.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG which includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment advisor. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.


Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


The Fund's sub-advisor is Newport Pacific Management, Inc., 580 California Street, Suite 1960, San Francisco, CA 94104. Newport is subject to the overall supervision of Stein Roe and provides the Fund with investment advisory services, including portfolio management. Newport is registered as an investment advisor under the Investment Advisers Act of 1940 and specializes in investing in the Pacific region. It is an affiliate of Stein Roe. For its services as sub-advisor, Stein Roe pays Newport an annual fee of 0.55% of the Fund's average net assets.


PORTFOLIO MANAGERS Thomas R. Tuttle, Christopher Legallet, and David Smith have been co-portfolio managers of the Fund since its inception in 1998.

MR. TUTTLE is senior vice president of Newport. Mr. Tuttle has been affiliated with Newport since 1983 and has managed other funds or accounts since that time. He received a B.S. degree from Williams College.

MR. LEGALLET is a senior vice president of Newport. He joined Newport in 1997 and has managed other funds and accounts since that time. Prior to his affiliation with Newport, Mr. Legallet was a Managing Director of Jupiter Tyndall (Asia) Ltd. in Hong Kong, serving as lead manager for investment in Asia since 1992. He received his B.A. and M.B.A. degrees from UCLA.

MR. SMITH is a senior vice president of Newport, which he joined in 1994 and has managed other funds and accounts for Newport since that time. He also manages the portion of the portfolios of Newport's private clients invested in Japan as well as analyzing North Asian markets. He has 29 years of experience in the investment business as a money manager, institutional broker, and investment banker. Mr. Smith graduated from San Francisco State University with a degree in finance and economics.

MASTER/FEEDER FUND STRUCTURE The Fund could convert into a "feeder" fund in a "master/feeder" structure at some future date. This means that all of the Fund's assets would be invested in a larger "master" portfolio of securities that has investment objectives and policies substantially identical to those of the Fund.

For More Information

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111-2621
800-338-2550

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in
Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:


Liberty-Stein Roe Funds Investment Trust:  811-04978


- Stein Roe Asia Pacific Fund
  ---------------------------


                         LIBERTY FUNDS DISTRIBUTOR, INC.

           Statement of Additional Information Dated February 1, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                   One Financial Center, Boston, MA 02111-2621
                                  800-338-2550


                           STEIN ROE ASIA PACIFIC FUND


         This Statement of Additional Information (SAI) is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectus dated February 1, 2001, and any supplements thereto
("Prospectus"). Financial statements, which are contained in the Fund's September 30, 2000, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Reports may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS


                                                                            Page
General Information and History..........................................     2
Investment Policies......................................................     3
Portfolio Investments and Strategies.....................................     3
Investment Restrictions..................................................    22
Additional Investment Considerations.....................................    25
Purchases and Redemptions................................................    25
Management...............................................................    29
Financial Statements.....................................................    37
Principal Shareholders...................................................    37
Investment Advisory and Other Services...................................    37
Distributor..............................................................    39
Transfer Agent...........................................................    40
Custodian................................................................    40
Independent Accountants..................................................    41
Portfolio Transactions...................................................    41
Additional Income Tax Considerations.....................................    46
Investment Performance...................................................    47
Appendix -- Ratings......................................................    50

                         GENERAL INFORMATION AND HISTORY

         Stein Roe Asia Pacific Fund (the "Fund"), the mutual fund described in this SAI, is a separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Fund commenced operations on October 19, 1998.

         On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

         Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

         The Fund may at some time in the future convert into a feeder fund. Rather than invest in securities directly, a feeder fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund. Newport Pacific Management, Inc. has been engaged as sub-adviser to provide investment advisory services to the Fund, subject to overall management by Stein Roe.

                               INVESTMENT POLICIES

         The Trust is an open-end management investment company. The Fund is diversified, as that term is defined in the Investment Company Act of 1940.

         The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund may employ the investment techniques described in the Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES

         In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         In pursuing its investment objective, Asia Pacific Fund may invest up to 35% of its assets in debt securities. The Fund has established no minimum rating criteria for the emerging market and domestic debt securities in which it may invest, and such securities may be unrated. The Fund does not intend to purchase debt securities that are in default or which Newport believes will be in default. The Fund may also invest in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds.

--------
(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

         The risks inherent in debt securities held in the portfolio depend primarily on the term and quality of the particular obligations, as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities. Conversely, an increase in rates usually reduces the value of debt securities. Medium-quality debt securities are considered to have speculative characteristics. Lower-quality debt securities rated lower than Baa by Moody's Investors Service, Inc. ("Moody's") or lower than BBB by Standard & Poor's ("S&P") and unrated securities of comparable quality are considered to be below investment grade. These types of debt securities are commonly referred to as "junk bonds" and involve greater investment risk, including the possibility of issuer default or bankruptcy. During a period of adverse economic changes, issuers of junk bonds may experience difficulty in servicing their principal and interest payment obligations. The Fund does not expect to invest more than 5% of its net assets in high-yield ("junk") bonds.

         When the investment adviser determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

         Consistent with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on the investment adviser's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         The Fund currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

         Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

         Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of two years would increase by approximately 2%.

CONVERTIBLE SECURITIES

         By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, the investment adviser will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if the securities meet the investment adviser's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, the investment adviser's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

FOREIGN SECURITIES

         The Fund invests primarily in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Fund may also purchase foreign securities in the form of European Depositary Receipts
(EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

         With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

         Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Investing in Emerging Markets. Investments in emerging markets securities include special risks in addition to those generally associated with foreign investing. Many investments in emerging markets can be considered speculative, and the value of those investments can be more volatile than in more developed foreign markets. This difference reflects the greater uncertainties of investing in less established markets and economies. Emerging markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have not kept pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of those securities or, if the Fund has entered into a contract to sell a security, in possible liability to the purchaser. Costs associated with transactions in emerging markets securities are typically higher than costs associated with transactions in U.S. securities. Such transactions also involve additional costs for the purchase or sale of foreign currency.

         Certain foreign markets (including emerging markets) may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. The Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

         The risk also exists that an emergency situation may arise in one or more emerging markets. As a result, trading of securities may cease or may be substantially curtailed and prices for the Fund's securities in such markets may not be readily available. The Fund may suspend redemption of its shares for any period during which an emergency exists, as determined by the Securities and Exchange Commission (the "SEC"). Accordingly, if the Fund believes that appropriate circumstances exist, it will promptly apply to the SEC for a determination that such an emergency is present. During the period commencing from the Fund's identification of such condition until the date of the SEC action, the Fund's securities in the affected markets will be valued at fair value determined in good faith by or under the direction of the Trust's Board of Trustees.

         Volume and liquidity in most foreign markets are lower than in the U.S. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of business and industry practices, securities exchanges, brokers, dealers and listed companies than in the U.S.
Mail service between the U.S. and foreign countries may be slower or less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain emerging markets, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect the Fund's investments in those countries. Moreover, individual emerging market economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Income from securities held by the Fund could be reduced by a withholding tax on the source or other taxes imposed by the emerging market countries in which the Fund invests. Net asset value may also be affected by changes in the rates of methods or taxation applicable to the Fund or to entities in which it has invested. The investment adviser will consider the cost of any taxes in determining whether to acquire any particular investments, but can provide no assurance that the taxes will not be subject to change.

         Many emerging markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain emerging market countries. In an attempt to control inflation, wage and price controls have been imposed in certain countries. Of these countries, some, in recent years, have begun to control inflation through prudent economic policies.

         Emerging market governmental issuers are among the largest debtors to commercial banks, foreign governments, international financial organizations and other financial institutions. Certain emerging market governmental issuers have not been able to make payments of interest or principal on debt obligations as those payments have come due. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of those issuers.

         Governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector through ownership or control of many companies, including some of the largest in any given country. As a result, government actions in the future could have a significant effect on economic conditions in emerging markets, which in turn, may adversely affect companies in the private sector, general market conditions and prices and yields of certain of the securities in the portfolio. Expropriation, confiscatory taxation, nationalization, political, economic or social instability or other similar developments have occurred frequently over the history of certain emerging markets and could adversely affect the Fund's assets should these conditions recur.

         The ability of emerging market country governmental issuers to make timely payments on their obligations is likely to be influenced strongly by the issuer's balance of payments, including export performance, and its access to international credits and investments. An emerging market whose exports are concentrated in a few commodities could be vulnerable to a decline in the international prices of one or more of those commodities. Increased protectionism on the part of an emerging market's trading partners could also adversely affect the country's exports and diminish its trade account surplus, if any. To the extent that emerging markets receive payment for their exports in currencies other than dollars or non-emerging market currencies, their ability to make debt payments denominated in dollars or non-emerging market currencies could be affected.

         Another factor bearing on the ability of an emerging market country to repay debt obligations is the level of international reserves of the country. Fluctuations in the level of these reserves affect the amount of foreign exchange readily available for external debt payments and thus could have a bearing on the capacity of emerging market countries to make payments on these debt obligations.

         To the extent that an emerging market country cannot generate a trade surplus, it must depend on continuing loans from foreign governments, multilateral organizations or private commercial banks, aid payments from foreign governments and on inflows of foreign investment. The access of emerging markets to these forms of external funding may not be certain, and a withdrawal of external funding could adversely affect the capacity of emerging market country governmental issuers to make payments on their obligations. In addition, the cost of servicing emerging market debt obligations can be affected by a change in international interest rates since the majority of these obligations carry interest rates that are adjusted periodically based upon international rates.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         Foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. The Fund may not engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

         Synthetic Foreign Money Market Positions. The Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Fund will invest at least 65% of total assets in foreign securities.

EURODOLLAR INSTRUMENTS

         The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

STRUCTURED NOTES

         Structured Notes are Derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Fund to tailor its investments to the specific risks and returns the investment adviser wishes to accept while avoiding or reducing certain other risks.

BRADY BONDS

         Asia Pacific Fund may invest in "Brady Bonds," which are debt securities issued under the framework of the Brady Plan as a mechanism for debtor countries to restructure their outstanding bank loans. Most "Brady Bonds" have their principal collateralized by zero coupon U.S. Treasury bonds. Brady Bonds have been issued only in recent years, and, accordingly, do not have a long payment history.

         U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity;
(ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held to the scheduled maturity of the defaulted Brady Bonds by the collateral agent, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. In addition, in light of the residual risk of the Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds will be viewed as speculative.

SOVEREIGN DEBT OBLIGATIONS

         Asia Pacific Fund may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt of emerging market countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors.

CLOSED-END INVESTMENT COMPANIES

         Asia Pacific Fund may also invest in closed-end investment companies investing primarily in the emerging markets. To the extent the Fund invests in such closed-end investment companies, shareholders will incur certain duplicate fees and expenses. Generally, securities of closed-end investment companies will be purchased only when market access or liquidity restricts direct investment in the market.

SWAPS, CAPS, FLOORS AND COLLARS

         The Fund may enter into swaps and may purchase or sell related caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Fund may be obligated to pay.

         A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if the investment adviser determines it is consistent with its investment objective and policies.

         A swap agreement tends to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

         The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by the investment adviser.

         The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

         At the time the Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

LENDING OF PORTFOLIO SECURITIES

         Subject to restriction (5) under Investment Restrictions in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in the investment adviser's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Fund did not lend portfolio securities during the fiscal year ended September 30, 2000 nor does it currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

         The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the investment adviser deems it advisable for investment reasons. During its last fiscal year, the Fund had no commitments to purchase when-issued securities in excess of 5% of its net assets. The Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

         The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Fund did not enter into reverse repurchase agreements during the fiscal year ended September 30, 2000.

         At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"

         The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

RULE 144A SECURITIES

         The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The investment adviser, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the investment adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the investment adviser could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Fund does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by the investment adviser.

LINE OF CREDIT

         Subject to restriction (6) under Investment Restrictions in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER

         Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

OPTIONS ON SECURITIES AND INDEXES

         The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

         The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase the Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, the investment adviser might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead

--------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

         The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

         The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

--------
(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

TAXATION OF OPTIONS AND FUTURES

         If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If the Fund writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

         For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If the Fund were to enter into a short index future, short index futures option or short index option position and the portfolio were deemed to "mimic" the performance of

--------
(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

         The Fund operates under the following investment restrictions. It may not:

         (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,(5) except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund may not:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

--------
(5) For purposes of this investment restriction, the Fund uses industry classifications contained in Morgan Stanley Capital International Perspective, which is published by Morgan Stanley, an international investment banking and brokerage firm.

         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange or a recognized foreign exchange;

         (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (g) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (h) invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (i) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

         Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in its ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the portfolio securities with the result that it would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                            PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

         You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

         Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

         The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account -- Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

         The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

         The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

         You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

         The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

         Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

         Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

         Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

         The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

         The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

         Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

         Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF THE FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THE FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

         Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

         Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.


         Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.

         Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

         Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

         Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT

       The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                    POSITION(S) HELD                      PRINCIPAL OCCUPATION(S)
    NAME, AGE; ADDRESS               WITH THE TRUST                       DURING PAST FIVE YEARS
    ------------------               --------------                       ----------------------
William D. Andrews, 53;            Executive Vice-           Executive vice president of Stein Roe & Farnham
One South Wacker Drive,            President                 Incorporated ("Stein Roe")
Chicago, IL  60606 (4)

Christine Balzano, 35;             Vice-President            Senior vice president of Liberty Funds Services,
Inc.;
245 Summer Street,                                           formerly vice president and assistant vice president
Boston, MA 02210

Kevin M. Carome, 44;               Executive                 Executive Vice President of the Stein Roe Funds since May 1999
One Financial Center,              Vice-President            (formerly Vice President and Secretary); General Counsel and
Boston, MA 02111 (4)                                         Secretary of Stein Roe since 1998; Executive Vice President of
                                                             Liberty Funds Group and Liberty All-Star Funds since October,
                                                             2000; Executive Vice President and Assistant Secretary,
                                                             Liberty Funds Group - Chicago; Senior Vice President, Legal
                                                             since January, 1999 of Liberty Funds Group; Associate General
                                                             Counsel and Vice President of Liberty Financial Companies,
                                                             Inc. through January, 1999.

Denise E. Chasmer, 32              Vice President            Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliffe Avenue                                     vice president of Stein Roe since November 1999;manager
Aurora, CO 80014 (4)                                         with Scudder Kemper Investments from October 1995 to
                                                             November 1999; assistant manager with Scudder Kemper
                                                                   prior thereto

J. Kevin Connaughton               Controller                Controller of the Funds since December 2000 (formerly
One Financial Center                                         Controller of the Funds from May 2000 to October,2000);
Boston, MA 02111 (4)                                         Treasurer and Chief Financial Officer of the Liberty Funds and
                                                             of the Liberty All-Star Funds since December, 2000(formerly
                                                             Controller and Chief Accounting Officer of the Liberty Funds
                                                             from February, 1998 to October, 2000); Vice President of the
                                                             Colonial Management Associates since February, 1998(formerly
                                                             Senior Tax Manager, Coopers & Lybrand, LLP from April, 1996 to
                                                             January, 1998; Vice President, 440 Financial Group/First Data
                                                             Investor Services Group from March, 1994 to April,1996).

William M. Garrison, 34;           Vice-President            Vice president of Stein Roe since Feb. 1998; associate
One South Wacker Drive,                                      portfolio manager for Stein Roe since August 1994
Chicago, IL 60606 (4)

Stephen E. Gibson, 47;             President                 Director of Stein Roe since September 1, 2000,President and
One Financial Center,                                        Vice Chairman of Stein Roe since January, 2000 (formerly
Boston, MA 02111 (4)                                         Assistant Chairman from August, 1998 to January,2000);
                                                             President of the Stein Roe Funds since November 1999;
                                                             President of the Liberty Funds since June, 1998,Chairman of the Board of the Liberty Funds since July, 1998,Chief
                                                             Executive Officer and President since December, 1996 and
                                                             Director, since July, 1996 of Colonial Management Associates
                                                             (formerly Executive Vice President from July, 1996 to December, 1996)
                                                             ; Director, Chief Executive Officer and
                                                             President of LFG since December, 1998 (formerly Director,
                                                             Chief Executive Officer and President of The Colonial Group,
                                                             Inc. (TCG) from December, 1996 to December, 1998); (formerly
                                                             Managing Director of Marketing of Putnam Investments, June,
                                                             1992 to July, 1996.)

Erik P. Gustafson, 36;             Vice-President            Senior portfolio manager of Stein Roe; senior vice president
One South Wacker Drive,                                      of Stein Roe since April 1996; vice president of Stein Roe
Chicago, IL 60606 (4)                                        prior thereto

Douglas A. Hacker, 44;             Trustee                   Senior vice president and chief financial officer of
P.O. Box 66100, Chicago, IL                                  UAL, Inc. (airline)
60666 (3) (4)

Loren A. Hansen, 52;               Executive Vice-           Chief investment officer/equity of CMA since 1997; executive
One South Wacker Drive,            President                 vice president of Stein Roe since Dec. 1995; vice president of
Chicago, IL 60606 (4)                                        The Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;          Vice-President            Executive vice president, senior portfolio manager,and chief
One South Wacker Drive,                                      economist and investment strategist of Stein Roe; director of
Chicago, IL 60606 (4)                                        research of Stein Roe, 1991 to 1995

Janet Langford Kelly, 42;          Trustee                   Executive vice president-corporate development,general
One Kellogg Square,                                          counsel and secretary of Kellogg Company since Sept.
Battle Creek, MI 49016 (3)(4)                                1999; senior vice president, secretary and general counsel of Sara Lee
                                                             Corporation(branded, packaged, consumer-products manufacturer)  from
                                                             1995 to Aug.1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President            Vice president and assistant controller of CMA
245 Summer Street,
Boston, MA 02210 (4)

Richard W. Lowry, 64               Trustee                   Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963 (4)

Salvatore Macera, 69;              Trustee                   Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                          Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA 02349 (4)                                    1981).

William E. Mayer, 60;              Trustee                   Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022 (1)(4)                                    University of Maryland from October, 1992 to November,
                                                             1996);Director, Johns Manville; Director, Lee
                                                             Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President            President of Liberty Funds Services, Inc.
One Financial Center,
Boston, MA 02111 (4)

Charles R. Nelson, 58;             Trustee                   Van Voorhis Professor of Political Economy, Department
Department of Economics,                                     of Economics of the University of Washington
University of Washington,
Seattle, WA 98195 (3)(4)

John J. Neuhauser, 57;             Trustee                   Academic Vice President and Dean of Faculties since
84 College Road                                              August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838 (4)                             College School of Management from September, 1977 to
                                                             September, 1999).

Nicholas S. Norton, 41;            Vice President            Senior vice president of Liberty Funds Services, Inc.
12100 East Iliff Avenue,                                     since Aug. 1999; vice president of Scudder Kemper,Inc.
Aurora, CO 80014 (4)                                         from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman      Trustee and Chairman of the Board of the Stein Roe Funds since
One Financial Center,              of the Board              October, 2000(formerly Vice President of the Funds from April,
Boston, MA 02111 (1) (4)                                     1999 to August, 2000); Director of Stein Roe since September ,
                                                             2000; Manager of Stein Roe Floating Rate Limited Liability
                                                             Company since October, 2000; Chief Operations Officer of
                                                             Mutual Funds, Liberty Financial Companies, Inc. since August,
                                                             2000; Executive Vice President and Director of the Colonial
                                                             Management Associates since April, 1999; Executive Vice
                                                             President and Chief Administrative Officer of Liberty Funds
                                                             Group since April, 1999; and Chief Operating Officer, Putnam
                                                             Mutual  Funds  from 1994 to 1998).

Thomas Stitzel, 64;                Trustee                   Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                       1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                         Business, Boise State University); Chartered Financial
                                                             Analyst.

Thomas C. Theobald, 63;            Trustee                   Managing director, William Blair Capital Partners
Suite 1300, 222 West Adams                                   (private equity fund)
Street, Chicago, IL 60606 (3)(4)

Anne-Lee Verville, 55;             Trustee                   Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry form 1994 to 1997, and President,Applications
Hopkinton, NH 03229 (4)                                      Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).


(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.


         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth the aggregated compensation paid to each Trustee by the Fund during the fiscal year ended September 30, 2000 and by the Stein Roe Fund Complex during the calendar year December 31, 2000:

                                                                                    Total Compensation
                                                                                       From the Fund
                                               Aggregate Compensation               Complex Paid to the
                                               From the Fund for the                 Trustees for the
                                                 Fiscal Year Ended                 Calendar Year Ended
               Trustee                           September 30, 2000                 December 31, 2000*
               -------                           ------------------                 ------------------
               Lindsay Cook                              -0-                                 -0-
               John A. Bacon Jr.                      $1,500                             $97,500
               William W. Boyd                         1,600                             102,000
               Douglas A. Hacker                       1,500                              97,500
               Janet Langford Kelly                    1,500                              93,000
               Charles R. Nelson                       1,500                              97,500
               Thomas C. Theobald                      1,500                              97,500



      -------------
      * At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.






On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:



                                                  Total Compensation From
                                                   the Fund Complex Paid
                                                  to the Trustees for the
                                                    Calendar Year Ended
        Trustee                                      December 31, 2000*
        -------                                      ------------------
        Richard L. Lowry                                  $99,000
        Salvatore Macera                                   98,000
        William E. Mayer                                  100,000
        John J. Neuhauser                                 101,210
        Thomas E. Stitzel                                  97,000
        Anne-Lee Verville                                  94,667(1)



   1) Total compensation of $94,667 is payable in later years as deferred compensation.

*At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.

                              FINANCIAL STATEMENTS


         Please refer to the September 30, 2000 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 2000 and the statement of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 2000 Annual Report. The Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.



         As of December 31, 2000, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 was Liberty Financial Companies, Inc., 600 Atlantic Avenue, Federal Reserve Plaza, Boston, MA 02210 which owned 85.52% of the Fund's shares.





                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein Roe & Farnham Incorporated (Stein Roe) provides administrative services to the Fund. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.



         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.



         The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.

         Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


         The Fund's sub-investment adviser, Newport Pacific Management, Inc., 580 California Street, Suite 1960, San Francisco, CA 94104, is subject to the overall supervision of Stein Roe and provides the Fund with investment advisory services, including portfolio management. Newport is registered as an investment adviser under the Investment Advisers Act of 1940 and specializes in investing in the Pacific region. Newport, an affiliate of Stein Roe, is a wholly owned subsidiary of Liberty Financial. As of September 30, 2000, Newport managed approximately $ billion in assets, all of which were invested in foreign securities. The directors of Newport are John M. Mussey and Lindsay Cook.



         In return for its services, Stein Roe is entitled to receive a monthly administrative and a monthly management fee from the Fund. The table below shows the annual rates of such fees as a percentage of average net assets ( in thousands), gross fees payable for the period ended September 30, 1999 and year ended September 30, 2000, and any expense reimbursements by Stein Roe:



                                            YEAR          PERIOD
                              CURRENT       ENDED         ENDED
               TYPE            RATES       9/30/00       9/30/99
               ----            -----       -------       -------
          Management           0.95%        $48            $27
          Administrative       0.15%          8              4
          Reimbursement        2.00%        (91)           (58)


         Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

         The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT


         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received aggregate fees (in thousands) of $359, $354 and $728, respectively, from the Trust for services performed under this Agreement.


                                   DISTRIBUTOR

         Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectus and other expenses.

         As agent, the Distributor offers shares of the Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers the Fund's shares only on a best-efforts basis.

                                 TRANSFER AGENT


         Liberty Funds Services Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111 is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives from the Fund a fee based on an annual rate of 0.22 of 1% of the Fund's average net assets. The Trust believes the charges by LFS to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.)


                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         The Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund and its shareholders to maintain assets in each of the countries in which the Fund invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. The Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Fund may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The independent accountants for the Fund are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jefferies & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Fund through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Fund pays ATI a commission for these transactions. The Fund has adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         CONSISTENT WITH THE RULES OF FAIR PRACTICE OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF A FUND AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services -- comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

- Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

-    Quantitative/Technical   Analysis   --   software   tools  that  assist  in
     quantitative and technical analysis of investment data.

- Fundamental Industry Analysis -- industry-specific fundamental investment research.

-    Fixed Income  Security  Analysis -- data and analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

-    Other Specialized Tools -- other specialized products,  such as specialized
     economic   consulting   analyses  and  attendance  at  investment  oriented
     conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


         The table below shows information on brokerage commissions paid by the Fund for fiscal years 1999 and 2000:



                                            2000                1999
                                            ----                ----
Total commissions                         $9,699              $8,020
Directed transactions                          0                   0
Commissions on directed transactions           0                   0





         The Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

         The Fund intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         The Fund expects that substantially less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         The Fund may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

         Passive Foreign Investment Companies. The Fund may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long it holds its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from
PFICs, regardless of whether such income and gains are distributed to shareholders.

         In accordance with tax regulations, the Fund intends to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security or received cash to pay such distributions.

                             INVESTMENT PERFORMANCE





The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


         Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n
         Where:  P     =   a hypothetical initial payment of $1,000
                 T     =   average annual total return
                 n     =   number of years
                 ERV       = ending  redeemable  value of a hypothetical  $1,000
                           payment made at the beginning of the period at the end of the period (or fractional portion).


         Total return performance as of September 30, 2000 was as follows: was



                1 YEAR (%)      LIFE OF FUND* (%)
                ----------      -----------------
                  13.90              36.21



*Commencement of operations on 10/19/98


         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily
Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average            New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index       American Stock Exchange Composite Index
Standard & Poor's 400 Industrials       Nasdaq Composite
Russell 2000 Index                      Nasdaq Industrials
Wilshire 5000

(These indexes are widely recognized    (These indexes generally reflect the
indicators of general U.S. stock        performance of stocks traded in the
market results.)                        indicated markets.)

         In addition, the Fund may compare its performance to the following benchmarks:

                  Lipper Equity Fund Average Lipper General Equity Fund Average Lipper International & Global Funds Average Lipper International Fund Index Lipper Pacific Region Index Morningstar All Equity Funds Average Morningstar Equity Fund Average Morningstar General Equity Average* Morningstar Hybrid Fund Average Morningstar International Stock Average Morningstar Total Fund Average Morningstar U.S. Diversified Average MSCI AC Far East Index

                  *Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

         The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

                                ----------------

         To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                           Common stocks

                           Small company stocks
                           Long-term corporate bonds
                           Long-term government bonds
                           Intermediate-term government bonds
                           U.S. Treasury bills
                           Consumer Price Index

                                 --------------

       The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

    INTEREST RATE              6%           8%          10%           6%            8%           10%
     Compounding
        Years                    Tax-Deferred Investment                    Taxable Investment
        -----                    -----------------------                    ------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) program and asset allocation and other investment strategies.


                               APPENDIX -- RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus ( - ) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                             -----------------------

STEIN ROE DOMESTIC EQUITY FUNDS

         Balanced Fund







         Growth Stock Fund
         Growth Investor Fund, Class S


         Midcap Growth Fund, Class S



         Focus Fund, Class S



         Capital Opportunities Fund, Class S



         Small Company Growth Fund, Class S


PROSPECTUS


FEBRUARY 1, 2001








ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Each fund section contains the following information specific to that fund: investment goals; principal investment strategies; principal investment risks; fund performance; and your expenses.


Please keep this prospectus as your reference manual.

_        Balanced Fund







_        Growth Stock Fund

_        Growth Investor Fund, Class S


_        Midcap Growth Fund, Class S



_        Focus Fund, Class S



_        Capital Opportunities Fund, Class S



_        Small Company Growth Fund, Class S


_        Financial Highlights

_        Your Account
                  Purchasing Shares
                  Opening an Account


                  Determining Share Price


                  Selling Shares
                  Exchanging Shares


                  Fund Policy on Trading of Fund Shares


                  Reporting to Shareholders
                  Dividends and Distributions

_        Other Investments and Risks

_        The Funds' Management


                  Investment Advisor


                  Portfolio Managers
                  Master/Feeder Fund Structure

[CALLOUT]
DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.


According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $8.4 billion, midcap companies had market capitalizations between $2.1 and $8.4 billion, and small-cap companies had market capitalizations less than $2.1 billion. These amounts are subject to change.


[END CALLOUT]

THE FUNDS
BALANCED FUND

INVESTMENT GOAL Stein Roe Balanced Fund seeks long-term growth of capital and current income consistent with reasonable investment risk.


PRINCIPALINVESTMENT  STRATEGIES  Balanced Fund invests all of its assets in SR&F
         Balanced Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Balanced Portfolio allocates its investments among common stocks and securities convertible into common stocks, bonds and cash. The Portfolio invests primarily in well-established companies that have large market capitalizations. The portfolio manager may invest in a company because it has a history of steady to improving sales or earnings growth that they believe can be sustained. He also may invest in a company because they believe its stock is priced attractively compared to the value of its assets. The Portfolio may invest up to 25% of its assets in foreign stocks.


         The Portfolio also invests at least 25% of its assets in bonds. The Portfolio purchases bonds that are "investment grade" -- that is, within the four highest investment grades assigned by a nationally recognized statistical rating organization. The Portfolio may invest in unrated bonds if the portfolio managers believe that the securities are investment-grade quality. To select debt securities for the Portfolio, the portfolio manager considers a bond's expected income together with its potential for price gains or losses.

         The portfolio manager sets the Portfolio's asset allocation between stocks, bonds and cash. The portfolio manager may change the allocation from time to time based upon economic, market and other factors that affect investment opportunities.

         The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.












         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

         FOREIGN SECURITIES


         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.





         DEBT SECURITIES

         The Portfolio's investments in debt securities, generally bonds, expose the Fund to interest rate risk. Interest rate risk is the risk of a decline in the price of a bond when interest rates increase or decrease. In general, if interest rates rise, bond prices fall; and if interest rates fall, bond prices rise. Changes in the value of bonds will not affect the amount of income the Fund receives from them but will affect the value of the Fund's shares. Interest rate risk is generally greater for bonds having longer maturities.


         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Balanced Fund if you:

         - are a long-term investor and want a fund that offers both stocks and bonds in the same investment

         - want a fund that can invest in both domestic and international stocks

         - are a first-time investor or want to invest primarily in just one fund

         - want to invest in stocks, but are uncomfortable with the risk level of a fund that invests solely in stocks

         - want to invest in bonds, but want more return potential than is typically available from a fund that invests solely in bonds

         Balanced Fund is not appropriate for investors who:

         -    want to avoid volatility or possible losses

         -    are saving for a short-term investment

         -    are not interested in generating taxable current income


FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through December 31, 2000. The returns include the effect of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                           YEAR-BY-YEAR TOTAL RETURNS


     45%
     40%
     35%
     30%
     25%    29.59%
     20%                                               22.65%
     15%                                                         17.05%     17.47%
     10%                         12.34%                                               12.19%     12.26%
      5%               7.89%
      0%
     -5%                                    -4.12%                                                         -2.24%
             ----      ----       ----       ----       ----      ----       ----      ----       ----      ----
             1991      1992       1993       1994       1995      1996       1997      1998       1999      2000


[  ] Balanced Fund


The Fund's year-to-date total return through December 31, 2000 was -2.24%.


Best quarter: 4th quarter 1998, +12.53%


Worst quarter: 3rd  quarter 1998 , -6.19%



         AVERAGE ANNUAL TOTAL RETURNS


         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index and the Morningstar domestic hybrid funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS


                                             PERIODS ENDING DECEMBER 31, 2000
                                             --------------------------------
                                             1 YR         5 YR           10 YR
                                             ----         ----           -----
Balanced Fund                               -2.24%       11.10%          12.07%
S&P 500 Index*                              -9.10%       18.33%          17.44%
Morningstar Average**                        2.06%       10.90%          11.82%


         * The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.


         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.



YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES (b)
        (expenses that are deducted from Fund assets)
        Management fees(c)                                            0.70%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.33%
        TOTAL ANNUAL FUND OPERATING EXPENSES                          1.03%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) The Portfolio pays a management fee of 0.55% and the Fund pays an administrative fee of 0.15%..


         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


                                 EXPENSE EXAMPLE


                                      1 yr      3 yrs      5 yrs       10 yrs
Balanced Fund                         $105      $328       $569        $1,259

<
THE FUNDS
GROWTH STOCK FUND

                  THIS FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR PURCHASES BY ELIGIBLE INVESTORS AS DESCRIBED UNDER "YOUR ACCOUNT."

INVESTMENT GOAL Stein Roe Growth Stock Fund seeks long-term growth.


PRINCIPALINVESTMENT STRATEGIES Growth Stock Fund invests all of its assets in SR&F Growth Stock Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Growth Stock Portfolio invests primarily in the common stocks of companies with large-market capitalizations. The Portfolio emphasizes the technology, financial services, health care, and global consumer franchise sectors. The Portfolio may invest up to 25% of its assets in foreign stocks. To select investments for the Portfolio, the portfolio manager considers companies that he believes will generate earnings growth over the long term regardless of the economic environment.


         The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         The Portfolio's emphasis on certain market sectors may increase volatility in the Fund's net asset value. If sectors that the Portfolio invests in do not perform well, the Fund's net asset value could decrease.



         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



         Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

         FOREIGN SECURITIES


         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.






         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Growth Stock Fund if you:

         - are a long-term investor and want to participate in the market for large-capitalization growth stocks

         - can tolerate the risk and volatility associated with the general stock market but want less risk and volatility than an aggressive growth fund

         Growth Stock Fund is not appropriate for investors who:

         - want to avoid the risk and volatility associated with stock market investing

         -    are saving for a short-term investment

         -    want regular current income


FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through December 31, 2000. The returns include the effects of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                           YEAR-BY-YEAR TOTAL RETURNS


     45%    46.00%
     40%
     35%                                               35.63%                                    36.61%
     30%                                                                    31.62%
     25%                                                                              25.54%
     20%                                                         20.94%
     15%
     10%
      5%               8.24%
      0%                         2.84%
     -5%                                    -3.78%                                                         -11.34
             ----      ----      ----        ----       ----      ----       ----      ----       ----      ----
             1991      1992      1993        1994       1995      1996       1997      1998       1999      2000


[  ] Growth Stock Fund


The Fund's year-to-date total return through December 31, 2000 was -11.34.


Best quarter: 4th quarter 1999, +25.35%


Worst quarter: 4th quarter 2000, -17.70%


         AVERAGE ANNUAL TOTAL RETURNS


         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index and the Morningstar large growth funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                          AVERAGE ANNUAL TOTAL RETURNS


                                                      PERIODS ENDING DECEMBER 31, 2000
                                                      --------------------------------
                                                     1 YR          5 YR           10 YR
                                                     ----          ----           -----
Growth Stock Fund                                   -11.34%       19.34%         17.77%
S&P 500 Index*                                       -9.10%       18.33%         17.44%
Morningstar Average**                                14.09%       18.10%         17.13%


         * The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.


         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.


YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.

        ANNUAL FUND OPERATING EXPENSES(b)
        (expenses that are deducted from Fund assets)
        ---------------------------------------------
        Management fees(c)                                            0.68%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.27%
                                                                      ----
        TOTAL ANNUAL FUND OPERATING EXPENSES                          0.95%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) The Portfolio pays management fees of 0.54% and the Fund pays an administrative fee of 0.14%.


       EXPENSE EXAMPLE

       This  example  compares  the cost of investing in the Fund to the cost of
       investing  in  other  mutual  funds.   It  uses  the  same   hypothetical
       assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:

                                 EXPENSE EXAMPLE

                                       1 yr      3 yrs      5 yrs       10 yrs
                                       ----      -----      -----       ------
Growth Stock Fund                      $97       $303       $525        $1,166

THE FUNDS
GROWTH INVESTOR FUND, CLASS S

                  THIS FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR PURCHASES BY ELIGIBLE INVESTORS AS DESCRIBED UNDER "YOUR ACCOUNT."

INVESTMENT GOAL Stein Roe Growth Investor Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that the Fund's investment advisor believes have long-term growth potential. The Portfolio's investments are diversified among various industries and market sectors. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment or personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.






To select investments for the Fund, the portfolio managers look for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the portfolio managers believe are reasonable relative to the assets and earning power of the company.



Principal Investment Risks The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.



Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.



Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.







         An investment in the Fund is not a deposit in a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Growth Investor Fund if you:

         - are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies

         - can accept more investment risk and volatility than the general stock market

         Growth Investor Fund is not appropriate for shareholders who:

         -    want to avoid volatility or possible losses

         -    want to save for a short-term investment

         -    need regular current income


FUND PERFORMANCE The historical performance of the Fund shown in the performance table is the performance of Stein Roe Young Investor Fund, a separate feeder fund which invests in the same Portfolio of the Fund. Performance for Young Investor Fund is not restated to reflect the higher gross annual operating expenses of Growth Investor Fund. If those gross annual operating expenses were reflected, performance of Young Investor Fund would be lower. The chart and table give some indication of the risks of investing in the Fund. The returns include the effects of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

         YEAR-BY-YEAR TOTAL RETURNS


         Year-by-year calendar returns prior to March 31, 1999 show the volatility of Young Investor Fund since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

40%
35%                 39.79%            35.10%
30%                                                                                       31.69%
25%                                                    26.28%
20%
15%                                                                      17.65%
10%
5%
0%
-5%                                                                                                         -11.57
                     ----              ----             ----              ----             ----              ----
                     1995              1996             1997              1998             1999              2000


[  ] Growth Investor Fund*


The Fund's year-to-date total return through December 31, 2000 was -11.57%.


Best quarter: 4th quarter 1999, +28.04%

Worst quarter: 3rd quarter 1998, -16.46%


* Growth Investor Fund performance is the performance of Young Investor Fund from April 29, 1994 through March 31, 1999. The performance from April 1, 1999 through December 31, 2000 is the performance of the Fund.


         AVERAGE ANNUAL TOTAL RETURNS


         Stein Roe Growth Investor Fund commenced operations on March 31, 1999. The Fund's historical performance for all periods prior to March 31, 1999, is the performance of Young Investor Fund and has not been restated to reflect the higher gross annual operating expenses of Growth Investor Fund. Average annual total returns measure Young Investor Fund's performance over time. We compare Young Investor Fund's return with returns for the S&P 500 Index and the Morningstar large growth funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.



                          AVERAGE ANNUAL TOTAL RETURNS
                                                         PERIODS ENDING DECEMBER 31, 2000
                                                                                SINCE INCEPTION
                                                       1 YR         5 YR        (APRIL 29, 1994)
Growth Investor Fund*                                -11.57%       18.51%           20.69%
S&P 500 Index**                                        9.10%       18.33%           19.70%
Morningstar Average***                               -14.09%       18.10%            6.12%



         * Growth Investor Fund performance is the performance of Young Investor Fund from April 29, 1994 through March 31, 1999. The performance from April 1, 1999 through December 31, 2000 is the performance of the Fund.



         ** The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 2000.



         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.



YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES (d)
        (expenses that are deducted from Fund assets)
        Management fees(c)                                            0.71%
        Distribution (12b-1) fees                                     None
        Other expenses                                                1.13%
                                                                      ----
        TOTAL ANNUAL FUND OPERATING EXPENSES (d)                      1.84%




         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


         (c) The Portfolio pays a management fee of 0.56% and the Fund pays an administrative fee of 0.15%.



         (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. As a result, the actual management fee would be 0.00 %, other expenses would be 1.10% and total annual fund operating expenses would be 1.10%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.

         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:


                                 EXPENSE EXAMPLE
                                    1 yr      3 yrs      5 yrs       10 yrs
Growth Investor Fund                $187      $579       $996        $2,158

THE FUNDS
MIDCAP GROWTH FUND, CLASS S



                  THIS FUND IS CLOSED TO NEW INVESTORS EXCEPT FOR PURCHASES BY ELIGIBLE INVESTORS AS DESCRIBED UNDER "YOUR ACCOUNT."


INVESTMENT GOAL Stein Roe Midcap Growth Fund seeks long-term growth.


PRINCIPALINVESTMENT  STRATEGIES  Under normal market  conditions,  Midcap Growth
         Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.


         The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



         Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.



         Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



         FOREIGN SECURITIES


         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.






         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?


         You may want to invest in Midcap Growth Fund Class S if you:


         -    want a fund that emphasizes midcap companies

         -    are a long-term investor

         Midcap Growth Fund is not appropriate for investors who:

         - want to avoid the risk and volatility associated with small stock investing

         -    are saving for a short-term investment

         -    need regular current income


FUND PERFORMANCE The following charts show the Fund's performance for calendar years through December 31, 2000. The returns include the effects of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


                           YEAR-BY-YEAR TOTAL RETURNS
        45%
        40%                                             42.73%
        30%
        25%                      15.24%
        20%
        15%
        10%
        5%
        0%
        -5%                                                                 -14.06
                                 ----                    ----                ----
                                 1998                    1999                2000



         [ ] Midcap Growth Fund Class S



         The Fund's year-to-date total return through December 31, 2000 was -14.06.


         Best quarter: 4th quarter 1999, +44.10%


         Worst quarter: 4th  quarter 2000, -20.53%


         AVERAGE ANNUAL TOTAL RETURNS


Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 400 Index and the Morningstar midcap growth funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.



                          AVERAGE ANNUAL TOTAL RETURNS

                                                      PERIODS ENDING DECEMBER 31, 2000
                                                      --------------------------------
                                                                         SINCE INCEPTION
                                                         1 YR            (JUNE 30, 1997)
                                                         ----            ---------------
Midcap Growth Fund Class S                              -14.06               13.31
S&P 400 Index*                                          -17.50               13.64%
Morningstar Average**                                    -6.9%               20.94%



         * The S&P 400 Index is an group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance is from 6/30/97 to 12/31/00.



         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.

YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES(d)
        (expenses that are deducted from Fund assets)
        ---------------------------------------------
        Management fees(c)                                            0.90%
        Distribution (12b-1) fees                                     None
        Other Expenses                                                0.49%
                                                                      ----
        TOTAL ANNUAL FUND OPERATING EXPENSES(d)                       1.39%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

         (c) Management fees include both the management fee and the administrative fee charged to the Fund.


         (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management fee would be 0.76%, other expenses would be 0.49% and total annual fund operating expenses 1.25%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.


         EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                                 EXPENSE EXAMPLE
                                    1 yr      3 yrs      5 yrs       10 yrs
                                    ----      -----      -----       ------
Midcap Growth Fund Class S          $139      $434       $750        $1,647

THE FUNDS

FOCUS FUND



INVESTMENT GOAL Stein Roe Focus Fund seeks long-term growth.



PRINCIPALINVESTMENT  STRATEGIES Focus Fund invests primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.


         The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


PRINCIPALINVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         The Fund invests in a limited number of stocks and it owns a higher concentration in a single stock than a "diversified" fund. As a result, a single stock's increase or decrease in value may have a greater impact on the Fund's net asset value and cause the Fund's net asset value to fluctuate more than the net asset value of diversified growth funds.



         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



         Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

         FOREIGN SECURITIES


         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.






         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?


         You may want to invest in Focus Fund if you:


         - want a mutual fund that invests in a limited number of large-cap growth stocks

         - want the added performance potential of a focus fund and are comfortable with the increased price volatility that may accompany focused investing

         -    are a long-term investor


         Focus Fund is not appropriate for investors who:

         - want to avoid the greater price volatility associated with a fund that invests in a limited number of stocks

         -    are saving for a short-term investment

         -    need regular current income


FUND PERFORMANCE The following charts show the Fund's performance for calendar year ended December 31, 2000. The returns include the effects of Fund expenses and reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS


         This chart illustrates performance for the one-year period ended December 31, 2000 and provides an indication of the risks of investing in the Fund.



          YEAR-BY-YEAR TOTAL RETURNS
50%
40%                   37.99%
30%
20%
10%
0%
-5%                                   -4.54
                       ----            ----
                       1999            2000



         [ ] Focus Fund



         The Fund's year-to-date total return through December 31, 2000 was -4.54%.



         Best quarter: 4th quarter 1999, +21.00%



         Worst quarter: 4th quarter 2000, -16.09%



         AVERAGE ANNUAL TOTAL RETURNS


Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index and the Morningstar large blend funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS
                                               PERIODS ENDING DECEMBER 31, 2000
                                               --------------------------------
                                                               SINCE INCEPTION
                                                1 YR           (JUNE 26, 1998)
                                                ----           ---------------
Focus Fund                                     -4.54 %              13.03%
S&P 500 Index*                                 -9.10                 7.63%
Morningstar Average**                          -6.97%                7.3%



         * The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from June 30, 1998 to December 31, 2000.



         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.



YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES (b)
        (expenses that are deducted from Fund assets)
        Management fees(c)                                            0.90%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.45%
        --------------                                                -----
        TOTAL ANNUAL FUND OPERATING EXPENSES                          1.35%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

         (c) Management fees include both the management fee and the administrative fee charged to the Fund.

       EXPENSE EXAMPLE

         This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

         Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:


                                 EXPENSE EXAMPLE
                                      1 yr      3 yrs      5 yrs       10 yrs
                                      ----      -----      -----       ------
 Focus Fund                           $137      $426       $737        $1,620

THE FUNDS


STEIN ROE CAPITAL OPPORTUNITIES FUND, CLASS S


INVESTMENT GOAL Stein Roe Capital Opportunities Fund seeks long-term growth.


PRINCIPALINVESTMENT STRATEGIES Capital Opportunities Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.


         The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stocks.


         FOREIGN SECURITIES


         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Capital Opportunities Fund if you:

         - like the significant growth potential of aggressive growth companies and can tolerate their greater price volatility

         -    believe that a company's earnings growth drives its stock price

         - are a long-term investor and prefer a fund with a long-term investment horizon

         Capital Opportunities Fund is not appropriate for investors who:

         - want to avoid the increased price volatility and risks associated with aggressive growth investing

         -    are saving for a short-term investment

         -    need regular current income


FUND PERFORMANCE The following charts show the Fund's performance for the past 10 calendar years through December 31, 2000. The returns include the effects of Fund expenses and reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


         YEAR-BY-YEAR TOTAL RETURNS

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

                           YEAR-BY-YEAR TOTAL RETURNS
      65%  62.79%
      60%
      55%
      50%                                             50.77%
      45%
      40%                                                                                       40.33%
      35%
      30%
      25%                        27.52%
      20%                                                        20.39%
      15%
      10%
       5%                                                                  6.15%
       0%              2.43%                0.00%
      -5%                                                                             -1.61%
     -10%
     -15%                                                                                                  -11.29
     -20%
     -25%
     -30%
            ----       ----       ----      ----      ----       ----      ----       ----      ----       ----
            1991       1992       1993      1994      1995       1996      1997       1998      1999       2000

[  ] Capital Opportunities Fund


The Fund's year-to-date total return through December 31, 2000 was -11.29%.


Best quarter: 4th quarter 1999, +43.85%


Worst quarter: 3rd  quarter 1998, -25.14%


         AVERAGE ANNUAL TOTAL RETURNS


Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index and the Morningstar midcap growth funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.



                          AVERAGE ANNUAL TOTAL RETURNS
                                                       PERIODS ENDING DECEMBER 31, 2000
                                                       --------------------------------
                                                     1 YR           5 YR          10 YR
                                                     ----           ----          -----
Capital Opportunities Fund                         -11.29 %         9.38%         17.50%
S&P MidCap 400 Index*                               17.50%         20.41%         19.86%
Morningstar Average**                               -6.9%          17.93%         18.03%


         * The S&P MidCap 400 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.


         ** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.



YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


        ANNUAL FUND OPERATING EXPENSES (b)
        (expenses that are deducted from Fund assets)
        ---------------------------------------------
        Management fees(c)                                            0.90%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.29%
                                                                      ----
        TOTAL ANNUAL FUND OPERATING EXPENSES                          1.19%


         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

         (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.

         (c) Management fees include both the management fee and the administrative fee charged to the Fund.

       EXPENSE EXAMPLE

       This  example  compares  the cost of investing in the Fund to the cost of
       investing  in  other  mutual  funds.   It  uses  the  same   hypothetical
       assumptions that other funds use in their prospectuses:

         -    $10,000 initial investment

         -    5% return each year

         - the Fund's operating expenses remain constant as a percent of net assets

         -    redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expenses based on these assumptions are:

                                 EXPENSE EXAMPLE
                                      1 yr      3 yrs      5 yrs       10 yrs
                                      ----      -----      -----       ------
Capital Opportunities Fund            $121      $378       $654        $1,443

\THE FUNDS
SMALL COMPANY GROWTH FUND

INVESTMENT GOAL Stein Roe Small Company Growth Fund seeks long-term growth.


PRINCIPALINVESTMENT STRATEGIES Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in midcap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are -- or, in the portfolio manager's judgment, have the potential to be -- a market share leader within their respective industry. He also looks for companies with strong management teams that participate in the ownership of the companies.


         The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.


         PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.



         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         SMALL- AND MEDIUM-CAP COMPANIES

         The securities the Fund purchases may involve certain special risks. Small- and medium-sized companies and new issuers often have limited product lines, operating histories, markets, or financial resources. They also may depend heavily on a small management group. Small-cap companies in particular are more likely to fail or prove unable to grow. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in price than securities of larger companies.


         Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



         Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


         For more information on the Fund's investment techniques, please refer to "Other Investments and Risks."

         WHO SHOULD INVEST IN THE FUND?

         You may want to invest in Small Company Growth Fund if you:

         - are a long-term investor who seeks the potentially greater growth opportunities of small-cap stocks and can tolerate their greater risks

     - can tolerate fluctuations in the Fund's NAV due to greater volatility of small-cap companies

     Small Company Growth Fund is not appropriate for investors who:

     -    already have significant holdings in small-cap stocks or mutual funds

     -    want to avoid volatility or possible losses

     -    are saving for a short-term investment

     -    need regular current income


FUND PERFORMANCE The following charts show the Fund's performance for calendar years through December 31, 2000. The returns include the effects of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


     YEAR-BY-YEAR TOTAL RETURNS

     Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


                           YEAR-BY YEAR TOTAL RETURNS*
                       -----------------------------------
                       40%                  50.91%
                       35%
                       30%
                       25%
                       20%    19.93%
                       15%            7.85%
                       10%
                        5%
                        0%
                       -5%                         -0.73%
                              -----  -----  -----  -----
                              1997   1998   1999   2000


[ ] Small Company Growth Fund
The Fund's year-to-date total return through December 31, 2000 was -0.73%. Best quarter: 4th quarter 1999, +36.33%
Worst quarter: 4th quarter 2000, -22.85%


*On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the chart prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares.

     AVERAGE ANNUAL TOTAL RETURNS


     Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the the Russell 2000 Growth Index. Previously, the Fund's returns were compared to the S&P Small Cap 600 Index. The advisor believes that the Russell 2000 Growth Index is more representative of the Fund's small cap growth investment style and should allow for more meaningful performance comparisons. The Fund's returns are also compared to the Morningstar small growth funds category ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                                             PERIODS ENDING DECEMBER 31, 2000
                                         ---------------------------------------
                                                             SINCE INCEPTION
                                             1 YR           (MARCH 25, 1996)
--------------------------------------------------------------------------------
Small Company Growth Fund*                   -0.73%                18.40%
Russell 2000 Growth Index**                  -3.02                  N/A
S&P SmallCap 600 Index***                    11.81                 18.07%
Morningstar Average****                      -5.71%                28.14%



     *On February 2, 1999,  the  Colonial  Aggressive  Growth Fund  (Predecessor
     Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares, consisting of Class A, Class B, and Class C shares. The performance information contained in the table prior to February 2, 1999, is based on the historical returns of the Predecessor Fund's Class A shares, which, unlike the Fund, had a 0.25% 12b-1 fee. The table does not reflect the sales load of the Predecessor Fund's Class A shares.



     **The Russell 2000 Index is an unmanaged group of stocks that differs from the Fund's composition. Performance information is from January 1, 2000 to December 31, 2000.



     ***SmallCap 600 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P SmallCap 600 Index is from March 31, 1996 to December 31, 2000.



     ****This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.


YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund pays fees and other expenses that reduce your investment return.


     ANNUAL FUND OPERATING EXPENSES(b)
     (expenses that are deducted from Fund assets)
     ---------------------------------------------------------------------------
     Management fees(c)                                            1.00%
     Distribution (12b-1) fees                                     None
     Other expenses                                                0.94%
     ---------------------------------------------------------------------------
     TOTAL ANNUAL FUND OPERATING EXPENSES(d)                       1.94%


     (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

     (b) Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.



     (c) Management fees include both the management fee and the administrative fee charged to the Fund.



     (d) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.50%. As a result, the actual management fee would be 0.56% and total annual fund operating expenses would be 1.50%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.


     EXPENSE EXAMPLE

     This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

     -    $10,000 initial investment

     -    5% return each year

     - the Fund's operating expenses remain constant as a percent of net assets

     -    redemption at the end of each time period

     Your actual costs may be higher or lower because in reality fund returns and operating expenses change. Expense reimbursements are in effect for the first year in the periods below. Expenses based on these assumptions are:

                                 EXPENSE EXAMPLE


                                         1 yr     3 yrs     5 yrs      10 yrs
--------------------------------------------------------------------------------
Small Company Growth Fund                $197     $609      $1,047     $2,264

FINANCIAL HIGHLIGHTS


     The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the year ended September 30, 2000 and September 30, 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Funds' annual reports. The information for periods prior to 1999, is included in the Funds' (other than Small Company Growth Fund) financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights. To request an annual report, please call 800-338-2550.



     The fiscal year of Small Company Growth Fund ran from July 1 to June 30 through June 30, 1999 when it was changed to September 30. Information for that Fund through June 30, 1998, has been derived from the financial statements of Colonial Aggressive Growth Fund (Predecessor Fund). Information for fiscal year ended June 30, 1999 is a combination of the Predecessor Fund (through February 2, 1999) and Small Company Growth Fund for the remainder of the period. Certain information reflects the financial results for a single share of Class A of the Predecessor Fund outstanding throughout the period from March 31, 1996 through June 30, 1998. PricewaterhouseCoopers LLP has audited this information for all periods presented for that Fund.

BALANCED FUND

PER SHARE DATA

                                                                             YEARS ENDED SEPTEMBER 30,
                                                        2000          1999            1998         1997
1996

----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                 32.35       $  30.70        $  33.41     $  30.07     $
27.82
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income(b)                                 0.66           0.78            0.95         0.95
1.00
Net realized and unrealized gain (loss) on
    investments                                          2.91           3.85           (0.90)        5.61
2.96
TOTAL  FROM INVESTMENT OPERATIONS                        3.57           4.63            0.05         6.56
3.96

DISTRIBUTIONS
Net investment income                                   (0.69)         (0.90)          (0.76)       (0.96)
(1.01)
Net realized capital gains                              (2.50)         (2.08)          (2.00)       (2.26)
(0.70)
TOTAL DISTRIBUTIONS                                     (3.19)         (2.98)          (2.76)       (3.22)
(1.71)

NET ASSET VALUE, END OF PERIOD($)                       32.73          32.35           30.70        33.41
30.07
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(%)(d)                                      11.55          15.74            0.14        23.60
14.83

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period($)(000's)                   235,606        250,690         247,852      284,846
231,063
Ratio of net expenses to average net assets(%)           1.17           1.14(c)         1.03         1.05
1.05
Ratio of net investment income to average net
   assets(%)                                             2.03           2.35(c)         2.90         3.02
3.45
Portfolio turnover rate(%)(a)                              30             41              61
15           87



(a) Portfolio turnover rate for 2000, 1999 and 1998 shows the portfolio turnover rate of the Portfolio. The Portfolio's turnover rate from the commencement of operations on February 14, 1997 through September 30, 1997, was 21%. Portfolio turnover rate for 1997 and, 1996 shows that of the Fund prior to commencement of operations of the Portfolio.



(b) Per share data was calculated using average shares outstanding during the period.



(c) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.07% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.



(d)  Total return at net asset value assuming all distributions reinvested.

GROWTH STOCK FUND

PER SHARE DATA

                                                                              YEARS ENDED SEPTEMBER 30,
                                                 2000                1999              1998
1997           1996

-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)           47.20               34.71             35.29
28.79          26.13
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                   (0.25)              (0.08)            (0.04)
0.01           0.08
Net realized and unrealized gain
                                                  16.16               12.57              1.61
8.79           5.01
TOTAL FROM INVESTMENT OPERATIONS                  15.91               12.49              1.57
8.80           5.09

DISTRIBUTIONS
Net investment income                                --                  --                --
(0.07)         (0.10)
Net realized capital gains                        (3.44)                 --             (2.15)
(2.23)         (2.33)
TOTAL DISTRIBUTIONS                               (3.44)                 --             (2.15)
(2.30)         (2.43)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD($)                 59.67               47.20             34.71
35.29          28.79
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(%)(b)                                35.04               35.98              4.69
33.10          21.04

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period($)(000's)           1,083,271             831,338           615,345
607,699        417,964

RATIO TO AVERAGE NET ASSETS
Expenses(%)(c)                                     0.95                0.97(e)           1.03
1.07           1.08
Net investment income (loss)(%)(c)                (0.44)              (0.18)(e)         (0.10)
0.04           0.32
Portfolio turnover rate(%)                           74(f)               57(f)             39(f)
5(d)             39(d)



(a) Per share data was calculated using average shares outstanding during the period.



(b)  Total return at net asset value assuming all distributions reinvested.



(c)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.



(d)  Prior to the commencement of operations of the Portfolio.



(e) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.03% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.



(f)  Portfolio turnover rate for the Portfolio.

GROWTH INVESTOR FUND, CLASS S


PER SHARE DATA

                                                             YEAR ENDED       PERIOD ENDED
                                                            SEPTEMBER 30,     SEPTEMBER 30,
                                                                2000             1999(a)
-------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                          9.45            10.00
-------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)(c)                                       (0.05)           (0.02)
Net realized and unrealized gain (loss) on investments           2.83            (0.53)
Total from investment operations                                 2.78            (0.55)

-------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD($)                               12.23             9.45
-------------------------------------------------------------------------------------------

TOTAL RETURN(d)(f)                                              29.42            (5.50)(g)

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Net assets, end of period (000's)($)                           19,990           11,329
Ratio of net expenses to average net assets(%)(f)                1.08             1.10(e)
Ratio of net investment loss to average net assets(%)(f)        (0.51)           (0.34)(e)
Portfolio turnover rate(%)(h)                                      72               45



(a)  From commencement of operations on March 31, 1999.



(b) Net of fees and expenses waived or borne by the Advisor which amounted to $0.088 and $0.064, respectively, for the year ended September 30, 2000 and the period ended September 30, 1999.



(c) Per share data was calculated using the average shares outstanding during the period.



(d) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.82% for the year ended September 30, 2000 and 2.34% (annualized) for the year period September 30, 1999.



(e)  Annualized.



(f)  Computed giving effect to Stein Roe's expense limitation undertaking.



(g)  Not annualized.



(h)  Portfolio turnover rate of the Portfolio.

MIDCAP GROWTH FUND, CLASS S


PER SHARE DATA

                                                                  YEARS ENDED                             PERIOD
ENDED
                                                                 SEPTEMBER 30,           SEPTEMBER 30,
SEPTEMBER 30,
                                                              2000          1999             1998
1997(a)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                       12.51         10.41            10.77           10.00
----------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                                        (0.16)        (0.10)           (0.07)             --
Net realized and unrealized gain (loss) on investments         7.11          2.20            (0.29)           0.77
Total from investment operations                               6.95          2.10            (0.36)           0.77

DISTRIBUTIONS
NET REALIZED CAPITAL GAINS                                    (2.62)           --               --              --
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD($)                             16.84         12.51            10.41           10.77
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(g)(h)                                            55.83         20.17            (3.34)
7.70(i)

RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period($)(000's)                          65,776        44,359           49,974          49,830
Ratio of net expenses to average net assets(c)(d)              1.25          1.25             1.25
1.25(e)
Ratio of net investment income (loss) to average
   net assets(%)(d)(g)                                        (0.93)        (0.97)(f)        (0.64)
0.02(e)
Portfolio turnover rate(%)                                      242           133               75
3(i)



(a)  From commencement of operations on June 30, 1997.



(b) Per share data was calculated using average shares outstanding during the period.



(c) If the Fund had paid all of its expenses and there had been no reimbursement by Stein Roe, this ratio would have been 1.37% for the year ended September 30, 2000, 1.54% for the year ended September 30, 1999, 1.44% for the year ended September 30, 1998, and 1.74% for the period ended September 30, 1997.



(d)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.


(e)  Annualized.


(f) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.11% as a result of expenses accrued in a prior period. The Fund's gross expense ratio and net investment income ratio and gross expense ratio disclosed in (c) above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.



(g)  Computed giving effect to the Advisor's expense limitation undertaking.



(h)  Total return at net asset value assuming all distributions reinvested.



(i)  Not annualized.

FOCUS FUND, CLASS S


PER SHARE DATA

                                                                                PERIOD ENDED
                                                 YEAR ENDED    SEPTEMBER 30,    SEPTEMBER 30,
                                                    2000          1999             1998(a)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)             11.78          8.73            10.00
--------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(b)                              (0.08)        (0.05)              --
Net realized and unrealized gain                     4.39          3.10            (1.27)
Total from investment operations                     4.31          3.05            (1.27)

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
FROM NET REALIZED GAINS                             (0.64)           --               --
--------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD($)                   15.45         11.78             8.73
--------------------------------------------------------------------------------------------

TOTAL RETURN(%)(c)                                  37.67         35.05           (12.70)(d)(e)

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------
Net assets, end of period (000's)                  79,651        59,647           44,716
RATIO TO AVERAGE NET ASSETS(%)
Expenses(f)                                          1.35          1.49             1.50(g)(h)
Net investment income(f)                            (0.60)        (0.47)           (0.12)(d)(h)
Portfolio turnover rate(%)                             77            68               21(e)



(a)  From commencement of operations on June 26, 1998.



(b) Per share data was calculated using average shares outstanding during the period.



(c)  Total return at net asset value assuming all distributions reinvested.



(d)  Computed giving effect to the Advisor's expense limitation undertaking.



(e)  Not annualized



(f)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.



(g) If the Fund had paid all of its expenses and there had been no reimbursement by the Advisor, this ratio would have been 1.61% for the period ended September 30, 1998.



(h)  Annualized.

CAPITAL OPPORTUNITIES FUND, CLASS S


PER SHARE DATA

                                                                            YEARS ENDED SEPTEMBER 30,
                                                     2000           1999              1998
1997             1996
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)              28.64          25.25             29.10
31.04            21.69
-----------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                               (0.34)         (0.17)            (0.25)
(0.17)           (0.06)
Net realized and unrealized gain (loss) on
    investments                                      17.93           3.56             (3.60)
(1.77)           10.41
TOTAL INCOME FROM INVESTMENT OPERATIONS              17.59           3.39             (3.85)
(1.94)           10.35

DISTRIBUTIONS
Net investment income                                   --             --                --
--            (0.01)
Net realized capital gains                           (3.99)            --                --
--            (0.99)
TOTAL DISTRIBUTIONS                                  (3.99)            --                --
--            (1.00)

-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD($)                    42.24          28.64             25.25
29.10            31.04
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(%)(d)                                   66.20          13.43            (13.23)
(6.25)           49.55

RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($)(000's)               564,083        411,347           681,133      1,110,642
1,684,538
Ratio of net expenses to average net
    assets(%)(c)                                      1.19           1.19(b)           1.20
1.17             1.22

Ratio of net investment income (loss) to
   average net assets(%)(c)                          (0.90)         (0.72)(b)         (0.72)
(0.69)           (0.40)
Portfolio turnover rate(%)                             119             88                47
35               22



(a) Per share data was calculated using average shares outstanding during the period.



(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year without the reduction.



(c)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.



(d)  Total return at net asset value assuming all distributions reinvested.

SMALL COMPANY GROWTH FUND, CLASS S


PER SHARE DATA

                                                     YEAR ENDED     PERIOD
ENDED                                     PERIOD ENDED
                                                    SEPTEMBER 30,   SEPTEMBER 30,          YEARS ENDED JUNE
30,        JUNE 30,
                                                        2000           1999(c)       1999      1998
1997         1996(d)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD($)                 13.50          12.79         14.39     12.65
11.30         10.11
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)(b)                               (0.18)         (0.03)        (0.09)    (0.14)
(0.11)        (0.02)
Net realized and unrealized gain                         9.86           0.74          0.19      2.78
1.48          1.21
TOTAL FROM INVESTMENT OPERATIONS                         9.68           0.71          0.10      2.64
1.37          1.19

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
from Net investment income(%)                              --             --            --        --
(0.01)           --
from net realized gains(%)                              (1.01)            --         (1.70)    (0.90)
(0.01)           --
TOTAL DISTRIBUTIONS DECLARED TO SHAREHOLDERS            (1.01)            --         (1.70)    (0.90)
(0.02)           --

NET ASSET VALUE, END OF PERIOD($)                       22.17          13.50         12.79     14.39
12.65         11.30
---------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(%)(e)(f)                                   75.42           5.55(g)       1.71     21.56
12.14         11.77(g)

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period($)(000's)                                    9,913         9,293     3,867
3,185         2,826
RATIO TO AVERAGE NET ASSETS
Expenses(%)(h)                                                          1.50(i)       1.52      1.55
1.55          1.55(i)
Fees and expenses borne by the Advisor(%)(h)             0.44           2.23(i)       2.53      2.21
2.57          1.38(j)
Net investment loss(h)                                  (0.92)         (0.93)(i)     (0.78)    (1.04)
(0.99)        (0.58)(i)
Portfolio turnover rate(%)                                160             27(g)        105        70
54             0(h)

(a)  Net of fees and expenses waived or borne by
     the investment adviser which amounted to($):        0.09           0.07          0.31      0.30
0.30          0.04



(b) Per share data was calculated using average shares outstanding during the period.



(c) The Fund changed its fiscal year end from June 30 to September 30. Information presented is for the period July 1, 1999 through September 30, 1999.



(d) The Fund commenced operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.

(e)  Total return at net asset value assuming all distributions reinvested.



(f) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.



(g)  Not annualized.



(h)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.



(i)  Annualized.

YOUR ACCOUNT


PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
     Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.



     GROWTH STOCK FUND, GROWTH INVESTOR FUND AND MIDCAP GROWTH FUND ACCOUNTS


     Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new Growth Stock Fund account if:

     - you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of October 15, 1997, and you are opening a new Growth Stock Fund account by exchange or by dividend reinvestment;

     -    you are a client of Stein Roe;

     - you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;

     - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or

     - you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.


     Class S shares of Growth Investor Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of those Funds outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of Growth Investor Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:

     - as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;

     -    you are a client of Stein Roe;

     - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth & Income Fund or Growth Investor Fund for its clients; or

     - you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth & Income Fund or Growth Investor Fund on October 31, 1999.


     Class S shares of Midcap Growth Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of the Fund outstanding on July 24, 2000, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of the Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:



     - as of July 24, 2000 you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;



     - you are a client of the Fund's investment adviser, Stein Roe & Farnham Incorporated;



     - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of July 24, 2000, held shares of the Fund for its clients; or



     -    you purchase  shares for an employee  benefit  plan whose  records are
          maintained  by  a  trust  company  or  plan  administrator   under  an
          investment program that included the Fund on July 24, 2000.




     If you have questions about your eligibility to purchase shares of Growth Stock Fund or Class S shares of Growth Investor Fund or Midcap Growth Fund, please call 800-338-2550.

     PURCHASES THROUGH THIRD PARTIES

     If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.


     If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


     CONDITIONS OF PURCHASE


     An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program the minimum initial investment is determined by this program.


                                ACCOUNT MINIMUMS

                                    MINIMUM TO         MINIMUM        MINIMUM
TYPE OF ACCOUNT                  OPEN AN ACCOUNT       ADDITION       BALANCE
--------------------------------------------------------------------------------
Regular                               $2,500             $100          $1,000

Custodial(UGMA/UTMA)                  $1,000             $100          $1,000

Automatic Investment Plan             $1,000             $ 50              --

Roth and Traditional IRA              $  500             $ 50          $  500

Educational IRA                       $  500             $ 50*         $  500

* Maximum $500 contribution per year per child.

OPENING AN ACCOUNT

                         OPENING OR ADDING TO AN ACCOUNT

                BY MAIL:                                     BY WIRE:
---------------------------------------------------------------------------------------------------------
OPENING AN      Complete the application.                    Mail your application to the address listed
ACCOUNT         Make check payable to Stein Roe Mutual       on the left, then call 800-338-2550 to
                Funds.                                       obtain an account number. Include your
                                                             Social Security Number. To wire funds, use
                Mail application and check to:               the instructions below.
                    Liberty Funds Services Inc.
                    P.O. Box 8900                            Fund Numbers:
                    Boston, MA 02205                         20 -- Midcap Growth Fund
                                                             21  --  Focus  Fund
                                                             (Class   S)  25  --
                                                             Small       Company
                                                             Growth  Fund (Class
                                                             S)  26  --   Growth
                                                             Investor       Fund
                                                             (Class   S)  31  --
                                                             Balanced Fund 32 --
                                                             Growth  Stock  Fund
                                                             33    --    Capital
                                                             Opportunities  Fund
                                                             (Class S)


ADDING TO AN    Make check payable to Stein Roe Mutual       Wire funds to:
ACCOUNT         Funds. Be sure to write your account           Bank Boston
                number on the check.                           ABA: 011000390
                                                               Attn: LFS, Account No. 98227776
                Fill out investment slip (stub from your       Fund No. __; Stein Roe ____ Fund
                statement or confirmation) or include a        Your name (exactly as in the
                note indicating the amount of your                registration).
                purchase, your account number, and the         Fund account number.
                name in which your account is registered.

                Mail check with investment slip or note to the address above.

                         OPENING OR ADDING TO AN ACCOUNT

              BY ELECTRONIC                                                           THROUGH AN
              FUNDS TRANSFER:                     BY EXCHANGE:                        INTERMEDIARY:
---------------------------------------------------------------------------------------------------
OPENING AN    You cannot open a new account       By mail, phone, or automatically    Contact your
ACCOUNT       via electronic transfer.            (be sure to elect the Automatic     financial
                                                  Exchange Privilege on your          professional.
                                                  application).

ADDING TO     Call 800-338-2550 to make your      By mail, phone, or automatically    Contact your
AN ACCOUNT    purchase. To set up prescheduled    (be sure to elect the Automatic     financial
              purchases, be sure to elect the     Exchange Privilege on your          professional.
              Automatic Investment Plan (Stein    application).
              Roe Asset(SM) Builder) option on
              your application.

     All checks must be made payable in U. S. dollars and drawn on U. S. banks. Money orders and third-party checks will not be accepted.


DETERMINING SHARE PRICE A Fund's share price is its net asset value next determined. Net asset value is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.



     To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.


     We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

     We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES You may sell your shares any day the Funds are open for business.
     Please follow the instructions below.

                                 SELLING SHARES


BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE:          You may sell your shares by telephone and request that a
                   check be sent to your address of record by calling
                   800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for
                   telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you
                   decline it on your application.

BY                 WIRE:  Fill  out  the   appropriate   areas  of  the  account
                   application  for this  feature.  Proceeds  of  $1,000 or more
                   ($100,000  maximum) may be wired to your  predesignated  bank account. Call 800-338-2550 to give instructions to Stein Roe.
                   There is a $7 charge for wiring  redemption  proceeds to your bank.

BY ELECTRONIC      Fill out the appropriate areas of the account application for
TRANSFER:          this feature. To request an electronic transfer (not less
                   than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds  electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:       Call 800-338-2550 to exchange any portion of your Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC       Fill out the appropriate areas of the account application for
EXCHANGE:          this feature. Redeem a fixed amount on a regular basis (not less than $50 per month;  not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

     WHAT YOU NEED TO KNOW WHEN SELLING SHARES


     Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


     A Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.


     We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

     We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

     If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of a Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

     INVOLUNTARY REDEMPTION

     If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

     LOW BALANCE FEE

     Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2)

     Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

     The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

     An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

     We may change, suspend or eliminate the exchange service after notification to you.

     Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.


FUND POLICY ON TRADING OF FUND SHARES The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to a Fund. The Fund into which you would like to exchange also may reject your request.



REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.


DIVIDENDS AND DISTRIBUTIONS Each Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

     The Balanced Fund pays dividend from net investment income quarterly.


     A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

     A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

     When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

-    by check
- by electronic transfer into your bank account - a purchase of shares of another Stein Roe fund
-    a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

     If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

     TAX CONSEQUENCES

     You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

-----------------------------------------------------------------------------------------
TRANSACTION                                   TAX STATUS
-----------------------------------------------------------------------------------------

Income dividend                               Ordinary income

Short-term capital gain distribution          Ordinary income

Long-term capital gain distribution           Capital gain

Sale of shares owned one year or less         Gain is ordinary income; loss is subject to
                                              special rules

Sale of shares owned more than one year       Capital gain or loss
-----------------------------------------------------------------------------------------

     In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

     This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

OTHER INVESTMENTS AND RISKS


     The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Funds and Portfolios may make and the risks associated with them. In seeking to achieve their investment goals, the Funds and Portfolios may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and Portfolios and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.












INITIAL PUBLIC OFFERINGS The Focus Fund may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering (IPO). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Fund buys in an IPO may change substantially from the price the Fund paid, soon after the IPO ends. In the short term, the price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be of any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities.

     The advisor intends to limit the Fund's IPO investments to issuers whose debt securities the Fund already owns, or issuers which the advisor has specially researched before the IPO. The Fund does not intend to invest more than 5% of its assets in IPOs and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.




FUTURES AND OPTIONS Balanced Portfolio, and Midcap Growth Fund use futures to gain exposure to groups of stocks or individual issuers. The Portfolios use futures to invest cash pending direct investments in stocks and to enhance their return. Balanced Portfolio also uses futures and options on futures to decrease equity exposure or to adjust interest rate duration of the Portfolio's fixed-income security holdings. Balanced Portfolio uses options on securities to earn additional income or to hedge against price erosion in the underlying security for the intermediate term. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Funds can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.


SHORTSALES Small  Company  Growth  Fund and  Balanced  Portfolio  may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.

PORTFOLIO  TURNOVER  There  are  no  limits  on  turnover.   Turnover  may  vary
     significantly from year to year. Stein Roe does not expect it to exceed 100% (150% in the case of Small Company Growth Fund) under normal conditions. The Funds and Portfolios generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.


TEMPORARY DEFENSIVE POSITIONS At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, that Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent that Fund from achieving its investment goals.





INTERFUND LENDING PROGRAM The Funds and Portfolios may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUNDS' MANAGEMENT


INVESTMENT ADVISER Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group, LLC (LFG), One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 2000, the Funds and Portfolios paid to Stein Roe the following aggregate fees (as a percent of average net assets):




                  Fund/Portfolio                           Fee(%)
                  --------------                           ------
                  Balanced Fund/Portfolio                   0.70

                  Growth Stock Fund/Portfolio               0.68

                  Growth Investor Fund/Portfolio            0.71

                  Midcap Growth Fund                        0.90

                  Focus Fund                                0.90

                  Capital Opportunities Fund                0.90

                  Small Company Growth Fund                 1.00



     Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.


     Stein  Roe  may  use  the  services  of  AlphaTrade   Inc.,  an  affiliated
     broker-dealer, when buying or selling equity securities for a portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS


     BALANCED FUND/BALANCED PORTFOLIO -- Harvey Hirschhorn, portfolio manager since 1996; Sandra Knight, associate portfolio manager since 1996.








     GROWTH STOCK FUND/GROWTH STOCK PORTFOLIO -- Erik Gustafson, portfolio manager since 1994; David Brady, associate portfolio manager since 1996.


     GROWTH INVESTOR FUND/GROWTH INVESTOR PORTFOLIO -- Erik Gustafson and David Brady, co-portfolio managers since 1995.


     MIDCAP GROWTH FUND -- Steve Hayward, portfolio manager since November 1999.


     FOCUS FUND -- David Brady, portfolio manager since June 1998.



     CAPITAL OPPORTUNITIES FUND -- David Brady, portfolio manager since April 2000; Steve Hayward, portfolio manager since November 1999.


     SMALL COMPANY GROWTH FUND -- William Garrison, portfolio manager since September 1998.

     David P. Brady joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago.




     William M. Garrison has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago.

     Erik P. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

     Steve D. Hayward joined Stein Roe as a portfolio manager in November 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University.

     Harvey B. Hirschhorn joined Stein Roe in 1973 and is executive vice president and chief economist and investment strategist. He holds an A.B. degree from Rutgers College and an M.B.A. degree from the University of Chicago, and is a chartered financial analyst.




     Sandra Knight is a vice president of Stein Roe, which she joined in 1991 as a quantitative analyst. She earned a B.S. degree from Lawrence Technological University and an M.B.A. degree from Loyola University of Chicago.



MASTER/FEEDER FUND STRUCTURE Unlike mutual funds that directly acquire and manage their own portfolios of securities, Balanced Fund, Growth Stock Fund and Growth Investor Fund are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



Investment Company Act file number:
Liberty-Stein Roe Funds Investment Trust: 811-04978



- Stein Roe Balanced Fund - Stein Roe Growth Stock Fund - Stein Roe Growth Investor Fund - Stein Roe Midcap Growth Fund - Stein Roe Focus Fund - Stein Roe Capital Opportunities Fund - Stein Roe Small Company Growth Fund



                         LIBERTY FUNDS DISTRIBUTOR, INC.

           Statement of Additional Information Dated February 1, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                      One Financial Plaza, Boston, MA 02111
                                  800-338-2550


       BALANCED
       --------
Stein Roe Balanced Fund

                                            GROWTH

                                            Stein Roe Midcap Growth Fund, Class S
Stein Roe Growth Stock Fund                 Stein Roe Focus Fund, Class S
Stein Roe Growth Investor Fund,             Stein Roe Capital Opportunities Fund, Class S
   Class S                                  Stein Roe Small Company Growth Fund, Class S



         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectuses dated February 1, 2001 and any supplements thereto
("Prospectuses"). Financial statements, which are contained in the Funds' September 30, 2000, Annual Reports, are incorporated by reference into this SAI. The Prospectuses and Annual Reports may be obtained at no charge by telephoning 800-338-2550.



                                TABLE OF CONTENTS


                                                                                                        Page
General Information and History..........................................................................2
Investment Policies......................................................................................4
Portfolio Investments and Strategies.....................................................................4
Investment Restrictions.................................................................................22
Additional Investment Considerations....................................................................25
Purchases and Redemptions...............................................................................25
Management..............................................................................................31
Financial Statements....................................................................................38
Principal Shareholders..................................................................................41
Investment Advisory and Other Services..................................................................41
Distributor.............................................................................................43
Transfer Agent..........................................................................................43
Custodian...............................................................................................44
Independent Accountants.................................................................................44
Portfolio Transactions..................................................................................45
Additional Income Tax Considerations....................................................................53
Investment Performance..................................................................................54
Master Fund/Feeder Fund: Structure and Risk Factors.....................................................59
Appendix -- Ratings.....................................................................................61

                         GENERAL INFORMATION AND HISTORY


         The mutual funds described in this SAI (referred to collectively as the "Funds") are separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Funds and the dates they commenced operations are:


-------------------------------------------------------------------------------------------------------
                                                                                          COMMENCEMENT
                                FUND                                                         DATE
-------------------------------------------------------------------------------------------------------
Stein Roe Balanced Fund ("Balanced Fund")                                                   10/04/49
-------------------------------------------------------------------------------------------------------
Stein Roe Growth Stock Fund ("Growth Stock Fund")                                           07/01/58
-------------------------------------------------------------------------------------------------------
Stein Roe Growth Investor Fund, Class S ("Growth Investor Fund")                            03/31/99
-------------------------------------------------------------------------------------------------------
Stein Roe Midcap Growth Fund, Class S ("Midcap Growth Fund")                                06/30/97
-------------------------------------------------------------------------------------------------------
Stein Roe Focus Fund, Class S ("Focus Fund")                                                06/26/98
-------------------------------------------------------------------------------------------------------
Stein Roe Capital Opportunities Fund, Class S ("Capital Opportunities Fund")                06/10/63
-------------------------------------------------------------------------------------------------------
Stein Roe Small Company Growth Fund , Class S ("Small Company Focus Fund")                  02/02/99
-------------------------------------------------------------------------------------------------------



         On February 1, 1996, the names of the Trust and of each then-existing Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust to "Liberty-Stein Roe Funds Investment Trust." Prior to February 1, 1995, the name of Growth Stock Fund was SteinRoe Stock Fund; ; prior to April 17, 1996, the name of Balanced Fund was Stein Roe Total Return Fund; and prior to May 6, 1999, the name of Midcap Growth Fund was Stein Roe Growth Opportunities Fund and prior to September 25, 2000, the name of the Focus Fund was Stein Roe Large Company Focus Fund.



         Stein Roe Midcap Growth Fund, Class S is a separate class of Liberty Midcap Growth Fund (formerly, Stein Roe Midcap Growth Fund) and Stein Roe Growth Investor Fund, Class S, is a separate class of Liberty Growth Investor Fund (formerly, Stein Roe Advisor Growth Investor Fund).


         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

         Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

         Rather than invest in securities directly, certain Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each feeder Fund has invested all of its assets in a separate master fund that is a series of SR&F Base Trust since February 3, 1997, except for Growth Investor Fund, which commenced operations on March 31, 1999:


          FEEDER FUND                             MASTER FUND
          -----------                             -----------
Balanced Fund                     SR&F Balanced Portfolio ("Balanced Portfolio")
Growth Stock Fund                 SR&F Growth Stock Portfolio ("Growth Stock Portfolio")
Growth Investor Fund              SR&F Growth Investor Portfolio ("Growth Investor Portfolio")

         The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors. Midcap Growth Fund, Focus Fund, Capital Opportunities Fund, and Small Company Growth Fund may convert into feeder funds at some time in the future.



         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio, Midcap Growth Fund, Focus Fund, Capital Opportunities Fund, and Small Company Growth Fund.


                               INVESTMENT POLICIES


         The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940, except for Focus Fund, which is non-diversified.


         The investment objectives and policies are described in the prospectuses under The Funds. In pursuing its respective objective, each Fund or Portfolio may employ the investment techniques described in its Prospectus and Portfolio Investments and Strategies in this SAI. Each investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES

         Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to each Fund and each Portfolio.

DEBT SECURITIES

         In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.


         Investments in debt securities by Balanced Portfolio, and Growth Stock Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Midcap Growth Fund, Focus Fund, Growth Investor Fund, and Small Company Growth Fund may invest up to 35% of their assets in debt securities, but do not expect to invest more than 5% of their assets in debt securities that are rated below investment grade.


         Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced


--------
(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

         Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

         When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

         Consistent with its objective, a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         No Fund currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

         Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

         Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES

         By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Fund are frequently rated investment grade, a Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

FOREIGN SECURITIES

         Each Fund may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.




                  With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

         Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

STRUCTURED NOTES

         Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

SWAPS, CAPS, FLOORS AND COLLARS

         A Fund may enter into swaps and may purchase or sell related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Funds intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream a Fund may be obligated to pay.

         A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

         A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its net asset value.

         The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

         The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

         At the time a Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

LENDING OF PORTFOLIO SECURITIES

         Subject to restriction (5) under Investment Restrictions in this SAI, a Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

         A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

         A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.


         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended September 30, 2000.


         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"

         A Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. Other than Small Company Growth Fund, a Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Up to 20% of the assets of Balanced Portfolio may be involved in short sales against the box, but no other Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

RULE 144A SECURITIES

         A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

LINE OF CREDIT

         Subject to restriction (6) under Investment Restrictions in this SAI, a Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, a Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER


         Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Capital Opportunities Fund may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Funds' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


OPTIONS ON SECURITIES AND INDEXES

         A Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         A Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official


--------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

         A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of the Fund's total assets.


         When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.


         A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered


--------
(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

into [in the case of an option that is in-the-money at the time of purchase, the
in-the-money   amount  (as  defined  in  Section  190.01(x)  of  the  Commission
Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

         If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If a Fund writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged


--------
(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

         The Funds and the Portfolios operate under the following investment restrictions. No Fund or Portfolio may:

         (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


         The above restrictions (other than bracketed portions thereof) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs);
(ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) [Small Company Growth Fund only] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions); [all other Funds and Portfolios] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (j) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                            PURCHASES AND REDEMPTIONS

CLOSED FUNDS

         Growth Stock Fund is closed to purchases (including exchanges) by new investors except for purchases by eligible investors as described below. If you are already a shareholder of Growth Stock Fund, you may continue to add to your account or open another account with the Fund in your name. In addition, you may open a new Growth Stock Fund account if:

     - you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, as of October 15, 1997, and you are opening a new Growth Stock Fund account by exchange or by dividend reinvestment;

     -   you are a client of Stein Roe;

     - you are a trustee of the Trust; an employee of Stein Roe, or any of its affiliated companies; or a member of the immediate family of any trustee or employee;

     - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 15, 1997, had one or more clients who were Growth Stock Fund shareholders; or

     - you purchase shares for an employee benefit plan, the records for which are maintained by a trust company or third-party administrator under an investment program with Growth Stock Fund.


         Class S shares of Growth Investor Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of this Fund outstanding on November 22, 1999, were redesignated Class S shares. Like the existing shares from which were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of Growth Investor Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:


     - as of October 31, 1999, you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment;

     -   you are a client of Stein Roe;


     - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of October 31, 1999, held shares of Growth Investor Fund for its clients; or



     - you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included Growth Investor Fund on October 31, 1999.



         Class S shares of Midcap Growth Fund are no longer available for purchase by new investors except for purchases by eligible investors as described below. Shares of the Fund outstanding on July 24, 2000, were redesignated Class S shares. Like the existing shares from which they were converted, Class S shares are no-load shares carrying no sales charge or 12b-1 fee. If you own Class S shares of the Fund, you may continue to purchase additional Class S shares of that Fund for your account or you may open another Class S share account with that Fund. In addition, you may open a new Class S share account if:



         - as of July 24, 2000 you are a shareholder of any other Stein Roe Fund, having purchased shares directly from Stein Roe, and you are opening a new account by exchange or by dividend reinvestment as described in the prospectus;



         - you are a client of the Fund's investment adviser, Stein Roe & Farnham Incorporated;



         - you purchase shares (i) under an asset allocation program sponsored by a financial advisor, broker-dealer, bank, trust company or other intermediary or (ii) from certain financial advisors who charge a fee for services and who, as of July 24, 2000 held shares of the Fund for its clients; or



         - you purchase shares for an employee benefit plan whose records are maintained by a trust company or plan administrator under an investment program that included the Fund on July 24, 2000.

         If you have questions about your eligibility to purchase shares of Growth Stock Fund or Class S shares of Midcap Growth Fund or Growth Investor Fund, please call 800-338-2550.


PURCHASES THROUGH THIRD PARTIES

         You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

         Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

         The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account -- Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

         The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund or Portfolio in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Funds to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

         The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

         You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

         The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

         Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

         Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

         Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

         The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

         The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

         Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

         Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE

ROUND-TRIPS PER YEAR AND THE FUNDS MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF A FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THAT FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

         Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

         Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.


         Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.


         Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

         Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

         Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT

       The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                                       POSITION(S) HELD                      PRINCIPAL OCCUPATION(S)
    NAME, AGE; ADDRESS               WITH THE TRUST                       DURING PAST FIVE YEARS
    ------------------               --------------                       ----------------------
William D. Andrews, 53;            Executive Vice-           Executive vice president of Stein Roe & Farnham
One South Wacker Drive,            President                 Incorporated ("Stein Roe")
Chicago, IL  60606 (4)

Christine Balzano, 35;             Vice-President            Senior vice president of Liberty Funds Services,
Inc.;
245 Summer Street,                                           formerly vice president and assistant vice president
Boston, MA 02210

Kevin M. Carome, 44;               Executive                 Executive Vice President of the Stein Roe Funds since May 1999
One Financial Center,              Vice-President            (formerly Vice President and Secretary); General Counsel and
Boston, MA 02111 (4)                                         Secretary of Stein Roe since 1998; Executive Vice President of
                                                             Liberty Funds Group and Liberty All-Star Funds since October,
                                                             2000; Executive Vice President and Assistant Secretary,
                                                             Liberty Funds Group - Chicago; Senior Vice President, Legal
                                                             since January, 1999 of Liberty Funds Group; Associate General
                                                             Counsel and Vice President of Liberty Financial Companies,
                                                             Inc. through January, 1999.

Denise E. Chasmer, 32              Vice President            Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliffe Avenue                                     vice president of Stein Roe since November 1999;manager
Aurora, CO 80014 (4)                                         with Scudder Kemper Investments from October 1995 to
                                                             November 1999; assistant manager with Scudder Kemper
                                                                   prior thereto

J. Kevin Connaughton               Controller                Controller of the Funds since December 2000 (formerly
One Financial Center                                         Controller of the Funds from May 2000 to October,2000);
Boston, MA 02111 (4)                                         Treasurer and Chief Financial Officer of the Liberty Funds and
                                                             of the Liberty All-Star Funds since December, 2000(formerly
                                                             Controller and Chief Accounting Officer of the Liberty Funds
                                                             from February, 1998 to October, 2000); Vice President of the
                                                             Colonial Management Associates since February, 1998(formerly
                                                             Senior Tax Manager, Coopers & Lybrand, LLP from April, 1996 to
                                                             January, 1998; Vice President, 440 Financial Group/First Data
                                                             Investor Services Group from March, 1994 to April,1996).

William M. Garrison, 34;           Vice-President            Vice president of Stein Roe since Feb. 1998; associate
One South Wacker Drive,                                      portfolio manager for Stein Roe since August 1994
Chicago, IL 60606 (4)

Stephen E. Gibson, 47;             President                 Director of Stein Roe since September 1, 2000,President and
One Financial Center,                                        Vice Chairman of Stein Roe since January, 2000 (formerly
Boston, MA 02111 (4)                                         Assistant Chairman from August, 1998 to January,2000);
                                                             President of the Stein Roe Funds since November 1999;
                                                             President of the Liberty Funds since June, 1998,Chairman of the Board of the Liberty Funds since July, 1998,Chief
                                                             Executive Officer and President since December, 1996 and
                                                             Director, since July, 1996 of Colonial Management Associates
                                                             (formerly Executive Vice President from July, 1996 to December, 1996)
                                                             ; Director, Chief Executive Officer and
                                                             President of LFG since December, 1998 (formerly Director,
                                                             Chief Executive Officer and President of The Colonial Group,
                                                             Inc. (TCG) from December, 1996 to December, 1998); (formerly
                                                             Managing Director of Marketing of Putnam Investments, June,
                                                             1992 to July, 1996.)

Erik P. Gustafson, 36;             Vice-President            Senior portfolio manager of Stein Roe; senior vice president
One South Wacker Drive,                                      of Stein Roe since April 1996; vice president of Stein Roe
Chicago, IL 60606 (4)                                        prior thereto

Douglas A. Hacker, 44;             Trustee                   Senior vice president and chief financial officer of
P.O. Box 66100, Chicago, IL                                  UAL, Inc. (airline)
60666 (3) (4)

Loren A. Hansen, 52;               Executive Vice-           Chief investment officer/equity of CMA since 1997; executive
One South Wacker Drive,            President                 vice president of Stein Roe since Dec. 1995; vice president of
Chicago, IL 60606 (4)                                        The Northern Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;          Vice-President            Executive vice president, senior portfolio manager,and chief
One South Wacker Drive,                                      economist and investment strategist of Stein Roe; director of
Chicago, IL 60606 (4)                                        research of Stein Roe, 1991 to 1995

Janet Langford Kelly, 42;          Trustee                   Executive vice president-corporate development,general
One Kellogg Square,                                          counsel and secretary of Kellogg Company since Sept.
Battle Creek, MI 49016 (3)(4)                                1999; senior vice president, secretary and general counsel of Sara Lee
                                                             Corporation(branded, packaged, consumer-products manufacturer)  from
                                                             1995 to Aug.1999; partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President            Vice president and assistant controller of CMA
245 Summer Street,
Boston, MA 02210 (4)

Richard W. Lowry, 64               Trustee                   Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963 (4)

Salvatore Macera, 69;              Trustee                   Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                          Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA 02349 (4)                                    1981).

William E. Mayer, 60;              Trustee                   Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                   (formerly Dean, College of Business and Management,
New York, NY 10022 (1)(4)                                    University of Maryland from October, 1992 to November,
                                                             1996);Director, Johns Manville; Director, Lee
                                                             Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President            President of Liberty Funds Services, Inc.
One Financial Center,
Boston, MA 02111 (4)

Charles R. Nelson, 58;             Trustee                   Van Voorhis Professor of Political Economy, Department
Department of Economics,                                     of Economics of the University of Washington
University of Washington,
Seattle, WA 98195 (3)(4)

John J. Neuhauser, 57;             Trustee                   Academic Vice President and Dean of Faculties since
84 College Road                                              August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA 02467-3838 (4)                             College School of Management from September, 1977 to
                                                             September, 1999).

Nicholas S. Norton, 41;            Vice President            Senior vice president of Liberty Funds Services, Inc.
12100 East Iliff Avenue,                                     since Aug. 1999; vice president of Scudder Kemper,Inc.
Aurora, CO 80014 (4)                                         from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman      Trustee and Chairman of the Board of the Stein Roe Funds since
One Financial Center,              of the Board              October, 2000(formerly Vice President of the Funds from April,
Boston, MA 02111 (1) (4)                                     1999 to August, 2000); Director of Stein Roe since September ,
                                                             2000; Manager of Stein Roe Floating Rate Limited Liability
                                                             Company since October, 2000; Chief Operations Officer of
                                                             Mutual Funds, Liberty Financial Companies, Inc. since August,
                                                             2000; Executive Vice President and Director of the Colonial
                                                             Management Associates since April, 1999; Executive Vice
                                                             President and Chief Administrative Officer of Liberty Funds
                                                             Group since April, 1999; and Chief Operating Officer, Putnam
                                                             Mutual  Funds  from 1994 to 1998).

Thomas Stitzel, 64;                Trustee                   Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                       1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                         Business, Boise State University); Chartered Financial
                                                             Analyst.

Thomas C. Theobald, 63;            Trustee                   Managing director, William Blair Capital Partners
Suite 1300, 222 West Adams                                   (private equity fund)
Street, Chicago, IL 60606 (3)(4)

Anne-Lee Verville, 55;             Trustee                   Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                       Industry form 1994 to 1997, and President,Applications
Hopkinton, NH 03229 (4)                                      Solutions Division from 1991 to 1994, IBM Corporation (global education and global applications)).



----------------------
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.


         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth the aggregated compensation paid to each Trustee by each Fund during the fiscal year ended September 30, 2000 and by the Stein Roe Fund Complex during the calendar year ended December 31, 2000,:



                                  T R U S T E E



Fund



                                      Lindsay      John A.     William W.     Douglas A.    Janet Langford Charles R.   Thomas C.
                                       Cook**   Bacon, Jr.**     Boyd **        Hacker          Kelly       Nelson      Theobold
Balanced Fund                            $0       $ 1,300      $  1,400        $ 1,300         $ 1,300         $1,300     $ 1,300
Midcap Growth Fund                        0         2,100         2,200          2,100           2,100          2,100       2,100
Growth Stock Fund                         0         1,300         1,400          1,300           1,300          1,300       1,300
Growth Investor Fund                      0         1,300         1,400          1,300           1,300           1,300       1,300
Capital Opportunities Fund                0         3,300         3,400          3,300           3,300          3,300       3,300
Focus Fund                                0         2,100         2,200          2,100           2,100           2,100       2,100
Small Company Growth Fund                 0         1,500         1,600          1,500           1,500           1,500       1,500

Total Compensation from the Fund
Complex*                                 $0       $97,500      $102,000        $97,500         $93,000          $97,500     $97,500



* At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.



**       Retired as a Trustee on December 27, 2000.



On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:



                                  T R U S T E E



                                           Richard L.    Salvatore     William E.       John J.       Thomas E.     Anne-Lee
                                             Lowry         Macera        Mayer         Neuhauser        Stitzel      Verville
Total Compensation the                      $99,000       $98,000       $100,000       $101,210        $97,000     $94,667 (1)
Fund Complex *



(1) Total compensation of $94,667 is payable in later years as deferred compensation.



         *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.

                              FINANCIAL STATEMENTS


         Please refer to the September 30, 2000 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 2000 and the statement of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the Funds' September 30, 2000 Annual Reports. The Financial Statements and the report of independent accountants are incorporated herein by reference. An Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of any Fund.



         As of December 31, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:



                                                                                              APPROXIMATE
PERCENTAGE OF
                NAME AND ADDRESS                                  FUND                         OUTSTANDING SHARES
HELD
Charles Schwab & Co., Inc.                               Balanced Fund                                   8.93%
Special custody account for the exclusive                Midcap Growth Fund                             25.95
benefit of its customers                                 Focus Fund                                     25.67
Attn: Mutual Funds                                       Growth Stock Fund                              10.70
101 Montgomery St.                                       Capital Opportunities Fund                     25.72
San Francisco, CA  94104-4122                            Small Company Growth Fund                      25.02

Keyport Life Insurance Company                           Small Company Growth Fund                      24.94
125 High St.
Boston, MA  02110-2704

Salomon Smith Barney, Inc.                               Growth Stock Fund                               5.39
Book Entry Account
333 West 34th St.
Mutual Funds Dept.
New York, NY 10001-2483

National Financial Services Corp.                        Capital Opportunities Fund                      5.29
For the exclusive benefit of its customers
Attn: Mutual Funds
P.O. Box 3908
Church Street Station
New York, NY 10008-3908

                     INVESTMENT ADVISORY AND OTHER SERVICES


         Stein  Roe  &  Farnham  Incorporated   provides  investment  management
services to each Portfolio, Midcap Growth Fund, Focus Fund, Capital Opportunities Fund and Small Company Growth Fund, and administrative services to each Fund and each Portfolio. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial
Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.



         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.



         The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.





         Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets in millions, gross fees paid (in thousands) for the three most recent fiscal years, and any expense reimbursements by Stein Roe:



                                                          CURRENT RATES              YEAR ENDED    YEAR ENDED YEAR ENDED
       FUND/PORTFOLIO                TYPE          (DOLLARS SHOWN IN MILLIONS)         9/30/00      9/30/99   9/30/98
Balanced Fund                 Management          N/A                                      N/A       N/A          N/A

                              Administrative      .15% up to $500, .125% next
                                                  $500, .010% thereafter                  $364          $394         $417

Balanced Portfolio            Management          .55% up to $500, .50% next
                                                  $500, .45% thereafter                  1,336          1,445        1,530

Growth Stock Fund             Management          N/A                                      N/A          N/A          N/A

                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% thereafter                  1,423          1,132          947

Growth Stock Portfolio        Management          .60% up to $500, .55% next
                                                  $500, .50% thereafter                 10,085         6,076        4,252

Focus Fund                    Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                               519         398           89

                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                               104             80           18

                              Reimbursement       Expenses exceeding 1.50%                  -0-             -0-          13

Midcap Growth Fund            Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                               457             383          407

                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                                91             77           81

                              Reimbursement       Expenses exceeding 1.25%                 (75)           (94)         103

Growth Investor Fund          Administrative      .15% up to $500, .125%
next
                                                  $500, .10% thereafter                     38                 6          N/A

                              Reimbursement       Expenses exceeding 1.10%                (189)               (48)         N/A

Growth Investor Portfolio     Management          .60% up to $500, .55% next
                                                  $500, .50% thereafter                  7,245               5,415        3,758

Capital Opportunities Fund    Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                             4,023          4,331        6,828

                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                               799             854        1,298

Small Company Growth Fund     Management          .85%                                     204            20          N/A

                              Administrative      .15%                                      36             4          N/A

                              Reimbursement       Expenses exceeding 1.50%                (105)              (54)         N/A


         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT


         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received aggregate fees (in thousands) of $357, $354 and $728, respectively, from the Trust for services performed under this Agreement.


                                   DISTRIBUTOR

         Shares of each Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The

Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

         As agent, the Distributor offers shares of each Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                                 TRANSFER AGENT


         Liberty Funds Services, Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives from each Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by LFS to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolios.


                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which a Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The  independent  accountants  for the  Funds  and the  Portfolios  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         CONSISTENT WITH THE RULES OF FAIR PRACTICE OF NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTING AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUNDS MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services -- comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

- Quotation/Trading/News Systems -- products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools -- various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

-    Quantitative/Technical   Analysis   --   software   tools  that  assist  in
     quantitative and technical analysis of investment data.

- Fundamental Industry Analysis -- industry-specific fundamental investment research.

-    Fixed Income  Security  Analysis -- data and analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

-    Other Specialized Tools -- other specialized products,  such as specialized
     economic   consulting   analyses  and  attendance  at  investment  oriented
     conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


         The table below shows information on brokerage commissions paid by the Funds and the Portfolios (in thousands):



                                               Balanced Portfolio
                                               Years ended September 30
                                               2000           1999        1998
Total commissions                              $93          $   203       $313
Directed transactions                            0            1,380          0
Commissions on directed transactions             0              160          0

                                                Growth Investor Portfolio
                                                Years ended September 30
                                                2000        1999       1998
Total commissions                              $1,349      $2,204     $ 807
Directed transactions                               0       1,334         0
Commissions on directed transactions                0         437         0



                                                Growth Stock Portfolio
                                                Years ended September 30
                                                2000        1999        1998
Total commissions                              $1,792      $  958       $562
Directed transactions                               0       2,157          0
Commissions on directed transactions                0         667          0



                                               Capital Opportunities Fund
                                               Years ended September 30
                                               2000         1999        1998
Total commissions                              $546        $  868       $732
Directed transactions                             0         1,591          0
Commissions on directed transactions              0           609          0




                                               Focus Fund
                                               Years ended September 30
                                               2000         1999       1998
Total commissions                              $76        $     51      $43
Directed transactions                            0         178,047        0
Commissions on directed transactions             0              31        0



                                               Midcap Growth Fund
                                               Years ended September 30
                                               2000         1999       1998
Total commissions                              $89        $   117       $68
Directed transactions                            0         72,988         0
Commissions on directed transactions             0             77         0




                                               Small Company Growth Fund
                                               Years ended September 30
                                               2000         1999       1998
Total commissions                              $23          $115        N/A
Directed transactions                            0             0        N/A
Commissions on directed transactions             0             0        N/A

         Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.




                      ADDITIONAL INCOME TAX CONSIDERATIONS

         Each Fund and Portfolio intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE


         A Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years
                   ERV     =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).


       Total return performance as of September 30, 2000, was as follows:



                                                     10 YEARS OR LIFE
                             1 YEAR     5 YEARS       OF FUND (IF
                              (%)         (%)         SHORTER) (%)
             Balanced Fund   11.55      12.91         13.28

         Growth Stock Fund   35.04      25.37         20.87

      Growth Investor Fund   29.42      22.74         24.14*

        Midcap Growth Fund   55.83                    22.78*

                Focus Fund   37.67                    23.82*

Capital Opportunities Fund   66.20      18.06         21.54

 Small Company Growth Fund   75.342                   26.58*


--------------------------------------


*Life of Fund is from date of public offering of Fund or its predecessor: April 29, 1994 for predecessor of Growth Investor Fund; June 30, 1997 for Midcap Growth Fund; June 26, 1998 for Focus Fund; and March 25, 1996 for predecessor of Small Company Growth Fund.


         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution

Atlantic Monthly
Associated Press
Barron's

Bloomberg
Boston Globe
Boston Herald

Architectural  Digest Arizona  Republic  Atlanta  Constitution  Atlantic
Monthly Associated Press Barron's Bloomberg Boston Globe Boston Herald Business Week Chicago Tribune Chicago Sun-Times Cleveland Plain Dealer CNBC CNN Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:


Dow-Jones Industrial Average            New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index       American Stock Exchange Composite Index
Standard & Poor's 400 Industrials       Nasdaq Composite
Russell 2000 Index                      Nasdaq Industrials
Morningstar Category Average
Wilshire 5000
   (These indexes are widely               (These indexes generally reflect the
   recognized indicators of general        performance of stocks traded in the
   U.S. stock market results.)             indicated markets.)


         In addition, the Funds may compare performance to the indicated benchmarks:


             BENCHMARK                                                                FUND(S)
Lipper Balanced Fund Average                                 Balanced Fund
Lipper Balanced Fund Index                                   Balanced Fund
Lipper Capital Appreciation Fund Average                     Capital Opportunities Fund, Midcap Growth Fund,
Focus Fund

Lipper Capital Appreciation Fund Index                       Capital Opportunities Fund, Midcap Growth Fund,
Focus Fund
Lipper Equity Fund Average                                   All Funds
Lipper General Equity Fund Average                           All Funds
Lipper Growth Fund Average                                   Growth Stock Fund, Growth Investor Fund, Small
Company Growth Fund
Lipper Growth Fund Index                                     Growth Stock Fund, Growth Investor Fund, Small
Company Growth Fund
Morningstar Aggressive Growth Fund Average                   Capital Opportunities Fund, Midcap Growth Fund,
Focus Fund
Morningstar All Equity Funds Average                         All Funds
Morningstar Advisor Balanced Fund Average                    Balanced Fund
Morningstar Domestic Stock Average                           All Funds
Morningstar Equity Fund Average                              All Funds
Morningstar General Equity Average*                          All Funds
Morningstar Growth & Income Fund Average
Morningstar Growth Fund Average                              Growth Stock Fund, Growth Investor Fund, Small
Company Growth Fund
Morningstar Hybrid Fund Average                              Balanced Fund, Growth Investor Fund, Small Company
Growth Fund
Morningstar Total Fund Average                               All Funds
Morningstar U.S. Diversified Average                         Growth Investor Fund, Small Company Growth Fund
Value Line Index                                             Capital Opportunities Fund, Midcap Growth Fund,
      (Widely recognized indicator of the performance of     Focus Fund
      small- and medium-sized company stocks)

*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                              Common stocks
                              Small company stocks
                              Long-term corporate bonds
                              Long-term government bonds
                              Intermediate-term government bonds
                              U.S. Treasury bills
                              Consumer Price Index

       A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

    INTEREST RATE             6%            8%          10%           6%            8%           10%
     Compounding
        Years                 Tax-Deferred Investment                    Taxable Investment
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS


         Each of Balanced Fund, Growth Stock Fund, and Growth Investor Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.


         Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

         Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

         The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

         The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                               APPENDIX -- RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus ( - ) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

STEIN ROE INTERNATIONAL FUND

PROSPECTUS


FEBRUARY 1, 2001









Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1        The Fund
               Investment Goal
               Principal Investment Strategies
               Principal Investment Risks
               Fund Performance
               Your Expenses

8        Financial Highlights

10       Your Account
               Purchasing Shares
               Opening an Account
               Determining Share Price
               Selling Shares
               Fund Policy on Trading of Fund Shares
               Exchanging Shares
               Reporting to Shareholders
               Dividends and Distributions

22       Other Investments and Risks

26       The Fund's Management
               Investment Advisor
               Portfolio Managers
               Master/Feeder Fund Structure





Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL
Stein Roe International Fund seeks long-term growth.

PRINCIPAL INVESTMENT STRATEGIES







The Fund invests all of its assets in SR&F International Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Under normal conditions, the Portfolio will invest at least 65% of its total assets in the stocks of foreign companies of any size, but generally focuses on large capitalization companies. Large-cap companies are defined as those companies with market capitalizations of at least $5 billion. The Portfolio may also purchase stocks of mid-cap foreign companies, defined as those companies with market capitalizations between $1 billion and $5 billion. The Portfolio seeks broad diversification, both in terms of countries and issuers.



To select stocks, the portfolio manager looks for growth companies with long-term above average growth potential. These are companies with proven management, predictable growth rates, and low levels of debt. The portfolio manager may sell a stock if there is a deterioration in a company's fundamentals or a change to a company's management strategy, or if the portfolio manager identifies a different company with more attractive growth prospects.



A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $ billion, midcap companies had market capitalizations between $ and $ billion, and small-cap companies had market capitalizations less than $ billion. These amounts are subject to change.


PRINCIPAL INVESTMENT RISKS




The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. These risks tend to be greater when investing overseas. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.












Foreign Securities
The Portfolio invests either directly or indirectly (depositary receipts) in foreign markets. Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders.

Currency exchange rates will affect the U.S. dollar value of the Portfolio's foreign stocks. Most of the stocks the Fund owns are traded and settled in a foreign currency. The Portfolio also incurs costs when it buys and sells foreign currencies. If the foreign currency loses value against the dollar, the Fund's investment may be worth less in dollar terms even if the stock's value has grown in local terms. In addition, foreign security transactions may be more costly due to higher brokerage and custodial costs.

The prices of foreign securities may fluctuate substantially more than the prices of U.S. securities because the price of a foreign stock may depend on issues other than the performance of the particular company. Foreign stocks, especially those of emerging markets, are subject to political and economic risks such as possible delays in settlement, the existence of less liquid markets, the unavailability of reliable information about issuers, the existence of exchange control regulations, political and economic instability, immature economic structures, different legal systems, and the possible seizure, expropriation or nationalization of a company or its assets. In some foreign markets, there may not be protection or legal recourse against failure by other parties to complete transactions.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.


For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

WHO SHOULD INVEST IN INTERNATIONAL FUND?
You may want to invest in International Fund if you:

- are interested in investing in companies throughout the world and can tolerate the greater share price volatility that accompanies international investing

- want an international fund that is broadly diversified among countries and companies

- are a long-term investor and can afford to potentially lose money on your investment

International Fund is not appropriate for investors who:

-    want to avoid volatility or possible losses

-    are saving for a short-term investment

-    need regular current income

FUND PERFORMANCE

The following charts show the Fund's performance for calendar years through December 31, 2000. The returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


YEAR-BY-YEAR TOTAL RETURNS
Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.


--------------------------------------------------------------------------------
                           YEAR-BY-YEAR TOTAL RETURNS
--------------------------------------------------------------------------------

30%                                                33.71%
25%
20%
15%
10%                                     11.48%
 5%        3.89%     8.35%
 0%
-5%                           -3.51%                        -27.31%

           1995      1996      1997      1998      1999      2000

[ ] International Fund
Best quarter: 4th quarter 1999, +18.42%
Worst quarter: 3rd quarter 1998, -16.80%

AVERAGE ANNUAL TOTAL RETURNS

Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the MSCI EAFE Index and the Morningstar foreign stock funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                          AVERAGE ANNUAL TOTAL RETURNS


                                           PERIODS ENDING DECEMBER 31, 2000
                                                                 SINCE INCEPTION
                                      1 YR           5 YRS       (MARCH 1, 1994)
--------------------------------------------------------------------------------
International Fund                   -27.31%         2.52%             2.55%
MSCI EAFE Index*                     -14.17%         7.13%             6.77%
Morningstar Average**                -15.66%         9.43%             7.49%


----------

*The MSCI EAFE Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the Index is from February 28, 1994 to December 31, 2000.



** This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.

YOUR EXPENSES
This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


ANNUAL FUND OPERATING EXPENSES(b)
(expenses that are deducted from Fund assets)
Management fees(c)                                            1.00%
Distribution (12b-1) fees                                     None
Other expenses                                                0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.48%


(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.


(c) The Portfolio pays a management fee of 0.85% and the Fund pays an administration fee of 0.15%.


EXPENSE EXAMPLE
This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:

-    $10,000 initial investment

-    5% return each year

-    the Fund's operating expenses remain constant as a percent of net assets

-    redemption at the end of each time period

Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


                                 EXPENSE EXAMPLE
--------------------------------------------------------------------------------
                                           1 yr     3 yrs     5 yrs     10 yrs
--------------------------------------------------------------------------------
International Fund                         $151     $468      $808      $1,768

FINANCIAL HIGHLIGHTS


The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the last five fiscal years. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the years ended September 30, 2000 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. The information for periods prior to 1999 is included in the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion on the financial highlights. To request an annual report, please call 800-338-2550.


INTERNATIONAL FUND


                                                                           YEARS ENDED SEPTEMBER 30,

-----------------------------------------------------------------------------
                                                    2000             1999             1998
1997             1996
-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  12.07         $   9.16         $  11.79         $
10.96         $  10.25
-------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income(a)                              0.07             0.14             0.07
0.06             0.09
Net realized and unrealized gain (loss) on
    investments allocated from the Portfolio         (1.07)            2.87            (2.01)
0.99             0.74
TOTAL FROM INVESTMENT OPERATIONS                     (1.00)            3.01            (1.94)
1.05             0.83

LESS DISTRIBUTIONS
Dividends (from net investment income)               (0.11)           (0.10)           (0.11)
(0.08)           (0.12)
Distributions (from capital gains)                   (0.16)              --            (0.58)
(0.14)              --
TOTAL DISTRIBUTIONS                                  (0.27)           (0.10)           (0.69)
(0.22)           (0.12)

-------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $  10.80         $  12.07         $   9.16         $
11.79         $  10.96
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                         (8.58)%          33.02%          (16.67%)
9.84%            8.23%

RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's)                 $102,264         $114,926         $114,244
$166,088         $135,545
Ratio of net expenses to average net assets           1.48%            1.57%(b)         1.53%
1.55%            1.51%
Ratio of net investment income to average net
   assets                                             0.56%            1.16%(b)         0.62%
0.55%            1.01%
Portfolio turnover rate(a)                             118%(d)           44%(d)           32%(d)
11%(c)           42%(c)



(a) Per share data was calculated using average shares outstanding during the period.

(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.12% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred throughout the current fiscal year without the reduction.



(c)  Prior to commencement of operations of the Portfolio.



(d)  Portfolio turnover for the Portfolio.

YOUR ACCOUNT

PURCHASING SHARES

You will not pay a sales charge when you purchase Fund shares. Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE) -- normally 4 p.m. Eastern time -- your purchase is effective on the next business day.


PURCHASES THROUGH THIRD PARTIES
If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.


If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.


CONDITIONS OF PURCHASE

An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program the minimum initial investment is determined by this programs.


                                ACCOUNT MINIMUMS

                                        MINIMUM TO        MINIMUM      MINIMUM
TYPE OF ACCOUNT                      OPEN AN ACCOUNT      ADDITION     BALANCE
--------------------------------------------------------------------------------
Regular                                  $2,500             $100        $1,000

Custodial (UGMA/UTMA)                    $1,000             $100        $1,000

Automatic Investment Plan                $1,000             $ 50            --

Roth and Traditional IRA                 $  500             $ 50        $  500

Educational IRA                          $  500             $ 50*       $  500

*Maximum $500 contribution per year per child.

OPENING AN ACCOUNT

                         OPENING OR ADDING TO AN ACCOUNT


                BY MAIL:                                 BY WIRE:
---------------------------------------------------------------------------------------------
OPENING AN      Complete the application.                Mail your application to the address
ACCOUNT         Make check payable to Stein Roe          listed on the left, then call
                Mutual Funds.                            800-338-2550 to obtain an account
                                                         number. Include your Social Security
                Mail application and check to:           Number. To wire funds, use the
                    Liberty Funds Services Inc.          instructions below.
                    P.O. Box 8900
                    Boston, MA 02205

ADDING TO AN    Make check payable to Stein Roe          Wire funds to:
ACCOUNT         Mutual Funds. Be sure to write              BankBoston
                your account number on the check.           ABA:  011000390
                                                            Attn: LFS, Account No. 98227776
                Fill out investment slip (stub              Fund No. 12; Stein Roe
                from your statement or confirmation)          International Fund
                or include a note indicating the            Your name (exactly as in the
                amount of your purchase, your account         registration).
                number, and the name in which your          Fund account number.
                account is registered.

                Mail check with investment slip or note to the address above.


                         OPENING OR ADDING TO AN ACCOUNT

              BY ELECTRONIC                                                            THROUGH AN
              FUNDS TRANSFER:                      BY EXCHANGE:                        INTERMEDIARY:
----------------------------------------------------------------------------------------------------

OPENING AN    You cannot open a new account via    By mail, phone, or automatically    Contact your
ACCOUNT       electronic transfer.                 (be sure to elect the Automatic     financial
                                                   Exchange Privilege on your          professional.
                                                   application).

ADDING TO     Call 800-338-2550 to make your       By mail, phone, or automatically    Contact your
AN ACCOUNT    purchase. To set up prescheduled     (be sure to elect the Automatic     financial
              purchases, be sure to elect the      Exchange Privilege on your          professional.
              Automatic Investment Plan (Stein     application).
              Roe Asset(SM) Builder) option on
              your application.

     All checks must be made payable in U. S. dollars and drawn on U. S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE PRICE

The Fund's share price is its net asset value next determined. Net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE -- normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.


In computing the net asset value, the values of portfolio securities are generally based upon market quotations. Depending upon local convention or regulation, these market quotations may be the last sale price, last bid or asked price, or the mean between the last bid and asked prices as of, in each case, the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Trading of these securities may not take place on every NYSE business-day. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of a foreign market and before the close of the NYSE.

SELLING SHARES
You may sell your shares any day the Fund is open for business. Please follow the instructions below.

                                 SELLING SHARES


BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will send the check to your registered address.

BY PHONE:          You may sell your shares by telephone and request that a
                   check be sent to your address of record by calling
                   800-338-2550, unless you have notified the Fund of an address change within the previous 30 days.. The dollar limit for
                   telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you
                   decline it on your application.

BY                 WIRE:  Fill  out  the   appropriate   areas  of  the  account
                   application  for this  feature.  Proceeds  of  $1,000 or more
                   ($100,000  maximum) may be wired to your  predesignated  bank account. Call 800-338-2550 to give instructions to Stein Roe.
                   There is a $7 charge for wiring  redemption  proceeds to your bank.

BY ELECTRONIC      Fill out the appropriate areas of the account application for
TRANSFER:          this feature. To request an electronic transfer (not less
                   than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds  electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:       Call 800-338-2550 to exchange any portion of your Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC       Fill out the appropriate areas of the account application for
EXCHANGE:          this feature. Redeem a fixed amount on a regular basis (not less than $50 per  month,  not more than  $100,000)  from the
                   Fund for investment in another Stein Roe no-load fund.


WHAT YOU NEED TO KNOW WHEN SELLING SHARES
Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


The Fund redeems shares at the net asset value next determined after an order has been accepted. We mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.


We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

If the amount you redeem is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

INVOLUNTARY REDEMPTION
If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

LOW BALANCE FEE
Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.


FUND POLICY ON TRADING OF FUND SHARES

The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive a Fund. The Fund into which you would like to exchange also may reject your request.


EXCHANGING SHARES
You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

We may change, suspend or eliminate the exchange service after notification to you.

Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to that Fund.

REPORTING TO SHAREHOLDERS
To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS
The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

-    by check

-    by electronic transfer into your bank account

-    a purchase of shares of another Stein Roe fund

-    a purchase of shares in a Stein Roe fund account of another person
[/CALLOUT]

If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

TAX CONSEQUENCES
You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

  -------------------------------------------------------------------------------------
  TRANSACTION                                  TAX STATUS

  Income dividend                              Ordinary income
  Short-term capital gain distribution         Ordinary income
  Long-term capital gain distribution          Capital gain
  Sale of shares owned one year or less        Gain is ordinary income; loss is subject
                                               to special rules
  Sale of shares owned more than one year      Capital gain or loss
  -------------------------------------------------------------------------------------

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund and Portfolio may make and the risks associated with them. In seeking to achieve its investment goal, the Fund and Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and Portfolio and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goals or investment strategies.











COUNTRY ALLOCATION

The Portfolio invests across many different countries. While the Portfolio has no geographic asset distribution limits, it ordinarily invests in Western European countries (such as Belgium, France, Germany, Ireland, Italy, The Netherlands, the countries of Scandinavia, Spain, Switzerland, and the United Kingdom); countries in the Pacific Basin (such as Australia, Hong Kong, Japan, Malaysia, the Philippines, Singapore, and Thailand); and countries in Latin America (such as Argentina, Brazil, Colombia, and Mexico). In addition, it does not currently intend to invest more than 2% of its total assets in Russian securities. As of September 30, 2000, the Portfolio had more than 5% of its total assets in each of the following countries:



                     -------------------------------------------
                                    Country Allocation
                     -------------------------------------------
                                                   Percentage of
                          Countries                 Total Assets
                     -------------------------------------------
                     France                            12.53%

                     Germany                            7.7

                     United Kingdom                    20.7

                     Japan                             19.2

                     The Netherlands                    7.4

                     Switzerland                        6.4


FOREIGN CURRENCY TRANSACTIONS
The Portfolio engages in a variety of foreign currency transactions. It may buy and sell foreign currencies in the spot market (commodities market in which goods are sold for cash and delivered immediately). It may also buy or sell forward contracts (buy or sell currency on a prespecified date in the future). It may buy and sell foreign currency futures contracts. It also may buy and sell options on foreign currencies and foreign currency futures. The Portfolio uses these transactions for two primary purposes. First, the Portfolio may seek to lock in a particular foreign exchange rate for the settlement of a purchase or sale of a foreign security or for the receipt of interest, principal or dividend payments on a foreign security the Portfolio holds. Second, the Portfolio may seek to hedge against a decline in the value, in U.S. dollars or in another currency, of a foreign currency in which securities held by the Portfolio are denominated. These hedging techniques limit the potential gain to the Portfolio from currency value increases.

PORTFOLIO TURNOVER
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may hold cash or invest any portion of its assets in securities of the U.S. government and equity and debt securities of U.S. companies, as a temporary defensive strategy. To meet liquidity needs, the Portfolio may also hold cash in domestic and foreign currencies and invest in domestic and foreign money market securities (including repurchase agreements and foreign money market positions). Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND LENDING PROGRAM
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

THE FUND'S MANAGEMENT

INVESTMENT ADVISOR

Newport Fund Management, Inc., (Newport) 580 California Street, Suite 1960, San Francisco, CA 94104., manages the day-to-day operations of the Fund and the Portfolio. Newport is registered as an investment advisor under the Investment Advisers Act of 1940 and specializes in investing in the Pacific region. For its services as investmetn advisor, Stein Roe pays Newport an annual fee of 0.85% of the Fund's average net assets.

For the fiscal year ended September 30, 2000, aggregate fees paid by the Fund and Portfolio to Stein Roe & Farnham Incorporated, the Portfolio's investment advisor through January 25, 2001, amounted to 1.00% of average net assets.




Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS





Charles R. Roberts is a Managing Director of Newport. Mr. Roberts is also a Managing Director of Newport Pacific Management, Inc. (Newport Pacific), Newport's immediate parent. Mr. Roberts has been employed with Newport and Newport Pacific since November, 1998, where he has managed other funds or accounts on behalf of Newport and Newport Pacific. Prior to joining Newport and Newport Pacific, he managed the European component of institutional international equity accounts at Progress Investment Management (Progress) since 1997. Prior to joining Progress in 1997, he managed the European component of institutional international equity accounts and was a member of the investment policy committee at Sit/Kim International since prior to 1994. He has co-managed the Fund since March 2000.

Michael Ellis is a senior vice president of both Newport and Newport Pacific. Prior to joining Newport and Newport Pacific in December, 1996, he was a vice president at Matthews International Capital Management since September, 1991. He has co-managed the Fund since March 2000.



Deborah F. Snee is a vice president and Europe analyst at Newport. Prior to working at Newport, Ms. Snee spent five years at Sit/Kim as an emerging markets analyst. She has co-managed the Fund since March 2000.




MASTER/FEEDER FUND STRUCTURE
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Fund and the Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA 02111-2621
800-338-2550
www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in
Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.






Investment Company Act file number:

Liberty-Stein Roe Funds Investment Trust: 811-04978


-    Stein Roe International Fund



                         LIBERTY FUNDS DISTRIBUTOR, INC.

           Statement of Additional Information Dated February 1, 2001


                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                     One Financial Center, Boston, MA 02111
                                  800-338-2550



                          LIBERTY GROWTH INVESTOR FUND
                           CLASS A, B, C, AND Z SHARES

        This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectuses dated February 1, 2001 and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's September 30, 2000, Annual Reports, are incorporated by reference into this SAI. The Prospectus and Annual Reports may be obtained at no charge by telephoning 800-338-2550.

                                TABLE OF CONTENTS

                                                                                    Page
General Information and History.......................................................2
Investment Policies...................................................................3
Portfolio Investments and Strategies..................................................4
Investment Restrictions..............................................................19
Additional Investment Considerations.................................................21
Management...........................................................................21
Financial Statements.................................................................29
Principal Shareholders...............................................................29
Investment Advisory and Other Services...............................................30
Distributor..........................................................................33
Transfer Agent.......................................................................35
Purchases and Redemptions............................................................35
Custodian............................................................................44
Independent Accountants..............................................................44
Portfolio Transactions...............................................................45
Additional Income Tax Considerations.................................................50
Investment Performance...............................................................51
Master Fund/Feeder Fund: Structure and Risk Factors..................................55
Appendix--Ratings....................................................................57

                         GENERAL INFORMATION AND HISTORY


        Liberty Growth Investor Fund (the Fund"), is a separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999.

        Liberty Growth Investor Fund ("Growth Investor Fund") commenced operations on March 31, 1999. Prior to July 14, 2000, the Fund was known as Stein Roe Advisor Growth Investor Fund; prior to November 2, 1999, the Fund was known as Stein Roe Growth Investor Fund.

        The Fund offers five classes of shares--Classes A, B, C, Z, and S. This SAI describes Classes A, B, C and Z of Growth Investor Fund.


        The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

        Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

        Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE


        Rather than invest in securities directly, the Fund seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each feeder Fund invests all of its assets in a separate master fund that is a series of SR&F Base Trust, as follows:

       FEEDER FUND                                     MASTER FUND
       -----------                                     -----------
Growth Investor Fund        SR&F Growth Investor Portfolio ("Growth Investor Portfolio")


        The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors.


        Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and Portfolios and investment management services to the Portfolio.


                               INVESTMENT POLICIES

        The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.


        The investment objectives and policies are described in the Prospectus under the Fund. In pursuing its objective, the Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI.

The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES


        Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to the Fund and Portfolio.


DEBT SECURITIES


        In pursuing its investment objective, the Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

        Growth Investor Portfolio may invest up to 35% of its net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade. The Fund also does not have a current intention to invest more than 5% of its total assets in investment grade debt securities.


        Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

        Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.


        When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

        Consistent with its objective, the Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the

----------
(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

        Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

        The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

        No Fund currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

        Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

        Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

        Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

        Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES


        By investing in convertible securities, the Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Fund are frequently rated investment grade, the Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.


FOREIGN SECURITIES


        The Fund may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.


        As of Sept. 30, 2000, holdings of foreign companies, as a percentage of net assets, were as follows: Growth & Income Portfolio, 0.6% (none in foreign securities and 0.6% in ADRs); and Growth Investor Portfolio, none.


        With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

        Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.


        Although the Fund will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.


        Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.


        The Fund's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in "speculative" currency exchange transactions.

        At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

        It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

        If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

        Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.


SWAPS, CAPS, FLOORS AND COLLARS


        The Fund may enter into swaps and may purchase or sell related caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Fund may be obligated to pay.


        A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

        A swap agreement tends to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Fund's investments and its net asset value.

        The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.


        The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.


        At the time the Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.


LENDING OF PORTFOLIO SECURITIES


        Subject to restriction (5) under Investment Restrictions in this SAI, the Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended Sept. 30, 2000 nor does it currently intend to loan more than 5% of its net assets.


REPURCHASE AGREEMENTS


        The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Fund could experience both losses and delays in liquidating its collateral.


WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS


        The Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

        The Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended Sept. 30, 1999.

        At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.


SHORT SALES "AGAINST THE BOX"


        The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.


        In a short sale against the box, the Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

        Short sales may protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

        Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Fund is able to enter into short sales. There is no limitation on the amount of the Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Portfolios do not currently expect that more than 5% of total assets would be involved in short sales against the box.


RULE 144A SECURITIES


        The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.


LINE OF CREDIT


        Subject to restriction (6) under Investment Restrictions in this SAI, the Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.


INTERFUND BORROWING AND LENDING PROGRAM


        Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.


PORTFOLIO TURNOVER


        Although the Fund does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Fund's flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in the Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.


OPTIONS ON SECURITIES AND INDEXES

        The Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

        An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller

(writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)


        The Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

        If an option written by the Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Fund expires, the Fund realizes a capital loss equal to the premium paid.

        Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

        The Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

        A put or call option purchased by the Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by the Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.


        Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. If the Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

        If trading were suspended in an option purchased or written by the Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


        The Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

        The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

        The Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.


----------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

        The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.


        When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.

        The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.


        Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

        There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.


        There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.


LIMITATIONS ON OPTIONS AND FUTURES


        If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

        The Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of the Fund's total assets.

        When purchasing a futures contract or writing a put option on a futures contract, the Fund must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or liquid securities (including any

----------
(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.


        The Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

        In order to comply with Commodity Futures Trading Commission  Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].


TAXATION OF OPTIONS AND FUTURES


        If the Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

        If a call or put option written by the Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

        Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

        If the Fund writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.


----------
(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

        A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

        For federal income tax purposes, the Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

        If the Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

        In order for the Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

        The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.


        The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS


        The Fund and the Portfolio operate under the following investment restrictions. The Fund or Portfolio may not:


        (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

        (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

        (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

        (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

        (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.


        The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund or Portfolio may not:


        (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

        (b) invest in companies for the purpose of exercising control or management;

        (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

        (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

        (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

        (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

        (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

        (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

        (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

        (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

        Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

        In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

        The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                            POSITION(s) HELD        PRINCIPAL OCCUPATION(s)
  NAME, AGE; ADDRESS         WITH THE TRUST         DURING PAST FIVE YEARS
  ------------------        ----------------        ----------------------
William D. Andrews, 53;      Executive            Executive vice president of
One South Wacker Drive,      Vice-President       Stein Roe & Farnham
Chicago, IL  60606 (4)                            Incorporated ("Stein Roe")

Christine Balzano, 35;       Vice-President       Senior vice president of
245 Summer Street, Boston,                        Liberty Funds Services, Inc.;
MA 02210                                          formerly vice president and
                                                  assistant vice president

Kevin M. Carome, 44;         Executive            Executive Vice President of
One Financial Center,        Vice-President       the Stein Roe Funds since May
Boston, MA 02111 (4)                              1999 (formerly Vice President
                                                  and    Secretary);     General
                                                  Counsel and Secretary of Stein
                                                  Roe since 1998; Executive Vice
                                                  President  of  Liberty   Funds
                                                  Group  and  Liberty   All-Star
                                                  Funds  since  October,   2000;
                                                  Executive  Vice  President and
                                                  Assistant  Secretary,  Liberty
                                                  Funds Group - Chicago;  Senior
                                                  Vice  President,  Legal  since
                                                  January, 1999 of Liberty Funds
                                                  Group;    Associate    General
                                                  Counsel and Vice  President of
                                                  Liberty  Financial  Companies,
                                                  Inc. through January, 1999.

Denise E. Chasmer, 32        Vice President       Employee of Liberty Funds
12100 East Iliffe Avenue                          Services, Inc. and assistant
Aurora, CO 80014 (4)                              vice president of Stein Roe
                                                  since November  1999;  manager
                                                  with      Scudder       Kemper
                                                  Investments  from October 1995
                                                  to  November  1999;  assistant
                                                  manager  with  Scudder  Kemper
                                                  prior thereto

J. Kevin Connaughton         Controller           Controller of the Funds since
One Financial Center                              December 2000 (formerly
Boston, MA 02111 (4)                              Controller of the Funds from
                                                  May  2000 to  October,  2000);
                                                  Treasurer and Chief  Financial
                                                  Officer of the  Liberty  Funds
                                                  and  of the  Liberty  All-Star
                                                  Funds  since  December,   2000
                                                  (formerly Controller and Chief
                                                  Accounting   Officer   of  the
                                                  Liberty  Funds from  February,
                                                  1998 to October,  2000);  Vice
                                                  President   of  the   Colonial
                                                  Management   Associates  since
                                                  February,    1998    (formerly
                                                  Senior Tax Manager,  Coopers &
                                                  Lybrand,  LLP from April, 1996
                                                  to   January,    1998;    Vice
                                                  President,    440    Financial
                                                  Group/First    Data   Investor
                                                  Services   Group  from  March,
                                                  1994 to April, 1996).

William M. Garrison, 34;     Vice-President       Vice president of Stein Roe
One South Wacker Drive,                           since Feb. 1998; associate
Chicago, IL  60606 (4)                            portfolio manager for Stein
                                                  Roe since August 1994

Stephen E. Gibson, 47; One   President            Director of Stein Roe since
Financial Center, Boston,                         September 1, 2000, President
MA 02111 (4)                                      and Vice Chairman of Stein Roe
                                                  since January,  2000 (formerly
                                                  Assistant     Chairman    from
                                                  August,   1998   to   January,
                                                  2000);  President of the Stein
                                                  Roe Funds since November 1999;
                                                  President of the Liberty Funds
                                                  since June, 1998,  Chairman of
                                                  the Board of the Liberty Funds
                                                  since   July,    1998,   Chief
                                                  Executive      Officer     and
                                                  President since December, 1996
                                                  and Director, since July, 1996
                                                  of     Colonial     Management
                                                  Associates (formerly Executive
                                                  Vice President from July, 1996
                                                  to December,  1996); Director,
                                                  Chief  Executive  Officer  and
                                                  President    of   LFG    since
                                                  December,    1998    (formerly
                                                  Director,    Chief   Executive
                                                  Officer and  President  of The
                                                  Colonial  Group,   Inc.  (TCG)
                                                  from    December,    1996   to
                                                  December,   1998);   (formerly
                                                  Managing Director of Marketing
                                                  of Putnam  Investments,  June,
                                                  1992 to July, 1996.)

Erik P. Gustafson, 36;       Vice-President       Senior portfolio manager of
One South Wacker Drive,                           Stein Roe; senior vice
Chicago, IL 60606 (4)                             president of Stein Roe since
                                                  April 1996; vice president of
                                                  Stein Roe prior thereto

Douglas A. Hacker, 44;       Trustee              Senior vice president and
P.O. Box 66100, Chicago,                          chief financial officer of
IL 60666 (3) (4)                                  UAL, Inc. (airline)

Loren A. Hansen, 52;         Executive            Chief investment
One South Wacker Drive,      Vice-President       officer/equity of CMA since
Chicago, IL  60606  (4)                           1997; executive vice president
                                                  of Stein Roe since Dec. 1995;
                                                  vice president of The Northern
                                                  Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;    Vice-President       Executive vice president,
One South Wacker Drive,                           senior portfolio manager, and
Chicago, IL  60606  (4)                           chief economist and investment
                                                  strategist of Stein Roe;
                                                  director of research of Stein
                                                  Roe, 1991 to 1995

Janet Langford Kelly, 42;    Trustee              Executive vice
One Kellogg Square, Battle                        president-corporate
Creek, MI 49016 (3)(4)                            development, general counsel
                                                  and secretary of Kellogg
                                                  Company since Sept. 1999;
                                                  senior vice president,
                                                  secretary and general counsel
                                                  of Sara Lee Corporation
                                                  (branded, packaged,
                                                  consumer-products
                                                  manufacturer) from 1995 to
                                                  Aug. 1999; partner of Sidley &
                                                  Austin (law firm) prior
                                                  thereto

Gail D. Knudsen, 39;         Vice President       Vice president and assistant
245 Summer Street, Boston,                        controller of CMA
MA 02210 (4)

Richard W. Lowry, 64         Trustee              Private Investor since August,
10701 Charleston Drive                            1987.
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;        Trustee              Private Investor (formerly
26 Little Neck Lane                               Executive Vice President and
New Seabury, MA  02349 (4)                        Director of Itek Corporation
                                                  (electronics) from 1975 to
                                                  1981).

William E. Mayer, 60;        Trustee              Partner, Park Avenue Equity
500 Park Avenue, 5th Floor                        Partners (venture capital)
New York, NY  10022                               (formerly Dean, College of
(1) (4)                                           Business and Management,
                                                  University  of  Maryland  from
                                                  October,   1992  to  November,
                                                  1996);Director,          Johns
                                                  Manville;     Director,    Lee
                                                  Enterprises;    Director,   WR
                                                  Hambrecht & Co.

Mary D. McKenzie, 46;        Vice President       President of Liberty Funds
 One Financial Center,                            Services, Inc.
Boston, MA 02111 (4)

Charles R. Nelson, 58;       Trustee              Van Voorhis Professor of
Department of Economics,                          Political Economy, Department
University of Washington,                         of Economics of the University
Seattle, WA 98195 (3)(4)                          of Washington

John J. Neuhauser, 57;       Trustee              Academic Vice President and
84 College Road                                   Dean of Faculties since
Chestnut Hill, MA 02467-                          August, 1999, Boston College
3838 (4)                                          (formerly Dean, Boston College
                                                  School  of   Management   from
                                                  September,  1977 to September,
                                                  1999).

Nicholas S. Norton, 41;      Vice President       Senior vice president of
12100 East Iliff Avenue,                          Liberty Funds Services, Inc.
Aurora, CO 80014 (4)                              since Aug. 1999; vice
                                                  president of Scudder Kemper,
                                                  Inc. from May 1994 to Aug.
                                                  1999

Joseph R. Palombo, 47        Trustee and          Trustee and Chairman of the
One Financial Center,        Chairman of the      Board of the Stein Roe Funds
Boston, MA 02111 (1) (4)     Board                since October, 2000(formerly
                                                  Vice  President  of the  Funds
                                                  from  April,  1999 to  August,
                                                  2000);  Director  of Stein Roe
                                                  since    September   ,   2000;
                                                  Manager of Stein Roe  Floating
                                                  Rate Limited Liability Company
                                                  since  October,   2000;  Chief
                                                  Operations  Officer  of Mutual
                                                  Funds,    Liberty    Financial
                                                  Companies,  Inc. since August,
                                                  2000; Executive Vice President
                                                  and  Director of the  Colonial
                                                  Management   Associates  since
                                                  April,  1999;  Executive  Vice
                                                  President       and      Chief
                                                  Administrative    Officer   of
                                                  Liberty   Funds   Group  since
                                                  April,    1999;    and   Chief
                                                  Operating   Officer,    Putnam
                                                  Mutual   Funds  from  1994  to
                                                  1998).

Thomas Stitzel, 64;          Trustee              Business Consultant (formerly
2208 Tawny Woods Place                            Professor of Finance from 1975
Boise, ID 83706 (4)                               to 1999 and Dean from 1977 to
                                                  1991, College of Business,
                                                  Boise State University);
                                                  Chartered Financial Analyst.

Thomas C. Theobald, 63;      Trustee              Managing director, William
Suite 1300, 222 West Adams                        Blair Capital Partners
Street, Chicago, IL 60606                         (private equity fund)
(3)(4)

Anne-Lee Verville, 55;       Trustee              Consultant (formerly General
359 Stickney  Hill Road                           Manager, Global Education
Hopkinton, NH  03229 (4)                          Industry form 1994 to 1997,
                                                  and  President,   Applications
                                                  Solutions  Division  from 1991
                                                  to   1994,   IBM   Corporation
                                                  (global  education  and global
                                                  applications)).

----------

(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

        Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.


        Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 2000 and calendar year ended December 31, 2000 to each of the trustees:


                                    Aggregate
                                    Compensation       Total Compensation
                                    From the  Fund     From the Fund
                                    for the Fiscal     Complex Paid to the
                                    Year Ended         Trustees for the
                                    September 30,      Calendar Year Ended
      Trustee                       2000               December 31, 2000*
      -------                       --------------     -------------------
    Lindsay Cook (**)                   -0-                -0-
    John A. Bacon Jr. (**)          $ 1,300             97,500
    William W. Boyd (**)              1,400            102,000
    Douglas A. Hacker                 1,300             97,500
    Janet Langford Kelly              1,300             93,000
    Charles R. Nelson                 1,300             97,500
    Thomas C. Theobald                1,300             97,500


----------

* At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 4 series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

**      Retired as of December 27, 2000.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                         Total Compensation
                                           From the Fund
                                          Complex Paid to
                                          the Trustees for
                                         the Calendar Year
                                         Ended December 31,
       Trustee                                2000*
       -------                           ------------------
       Richard L. Lowry                     $ 99,000
       Salvatore Macera                       98,000
       William E. Mayer                      100,000
       John J. Neuhauser                     101,210
       Thomas E. Stitzel                      97,000
       Anne-Lee Verville                      94,667(1)

(1) Total compensation of $94,667 is payable in later years as deferred compensation.

        *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.


                              FINANCIAL STATEMENTS


        Please refer to the September 30, 2000 Financial Statements (management discussion, statements of assets and liabilities and schedules of investments as of September 30, 2000 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 2000 Annual Report. The Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS

        At December 31, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.


        As of December 31, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                                     APPROXIMATE
                                                                  PERCENTAGE OF
                                                                OUTSTANDING SHARES
       NAME AND ADDRESS                    CLASS                       HELD
       ----------------                    -----                ------------------
Investors Bank & Trust Co. Trustee
The Paul R.Solomon PSRP U/A DTD              A                        5.85%
   12/27/79

A/C Paul R.Solomon
75 Northrop Rd.
Woodbridge, CT 06525

Joseph P. Navarro Jr.                        C                        6.09%
Custodian Joseph P. Navarro
UTMA-CA
4044 Cliffrose Ave.
Moorpark, CA 93021

NFSC/FMTC IRA Rollover                       C                        7.80%
FBO Gloria Forschirm
4600 Waterfall Court
Owiings Mill, MD 21117

Merrill Lynch Pierce Fenner & Smith          C                       10.21%
For the benefit of its customers
Attn; Fund Administration
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL 32246

Colonial Management Associates, Inc.         Z                         100%
Attn; Finance Dept.
One Financial Center
Boston, MA 02111




                     INVESTMENT ADVISORY AND OTHER SERVICES


        Stein Roe & Farnham Incorporated provides investment management services to each Portfolio and administrative services to the Fund and the Portfolio.

Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

        On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

        The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.




        Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.


        In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets, gross fees paid (in thousands) for the three most recent fiscal years, and any expense reimbursements by Stein Roe:



                                               CURRENT RATES              YEAR       YEAR      YEAR
                                             (DOLLARS SHOWN IN            ENDED      ENDED     ENDED
   FUND/PORTFOLIO           TYPE                 THOUSANDS)              9/30/00    9/30/99   9/30/98
   --------------        --------------    ----------------------        -------    -------   -------
Growth Investor Fund     Administrative    .15% up to $500, .125%
                                           next $500, .10%                   38          6       N/A
                                           thereafter

Growth Investor          Management        .60% up to $500, .55%
   Portfolio                               next $500, .50%                7,245      5,416     3,758
                                           thereafter



        Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

        The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.


        Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

        Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT

        Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein

Roe received aggregate fees (in thousands) of $357, $354 and $728, respectively, from the Trust for services performed under this Agreement.



                                   DISTRIBUTOR

      Shares of The Fund are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.


Sales-related expenses (in thousands) of the Distributor relating to the Fund for the fiscal year ended September 30, 2000 were:

                                                        Class A Shares         Class B Shares         Class C
Shares
                                                        --------------         --------------
--------------
Fees to FSFs                                               $  4,622               $318,284               $  3,524
Cost of sales material relating to the Fund
(including printing and Mailing expenses)                     5,967                 38,429                  2,514
Allocated travel, entertainment and other
promotional expenses (including advertising)                  6,161                 39,783                  2,646


12b-1 PLANS, CONTINGENT DEFERRED SALES CHARGES, AND CONVERSION OF SHARES


        The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class Z and S shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class Z and S shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class

B shares are purchased. Class C, Class K, and Class Z shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Fund and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.


        The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.


        The Fund offers five classes of shares (Class A, Class B, Class C, Class Z, and Class S). The Fund may in the future offer other classes of shares. Class Z and S shares are offered at net asset value, subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.


        No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

        Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.



For fiscal year ended September 30, 2000, the Fund paid the following fees (in thousands) to the Distributor:

                 Distribution Fees    Service Fees
                 -----------------    ------------
Class A                $ 2               $ 5
Class B                $50               $17

Class C                $2               $1

                                 TRANSFER AGENT

        Liberty Funds Services, Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives from the Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by LFS to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolio.


        Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers ("Intermediaries") that maintain nominee accounts with for its clients who are Fund shareholders, may be paid a fee from LFS for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.


                            PURCHASES AND REDEMPTIONS

        Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

        The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

        The Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.


        Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

        The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

DETERMINATION OF NET ASSET VALUE


        The net asset value per share for each Class is determined as of the close of business (normally 4 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time.

        The Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Fund do not determine net asset value. This may significantly affect the net asset value of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

        Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

        The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

        Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.


        The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

        The following special purchase programs/investor services may be changed or eliminated at any time.


        Fundamatic Program (Classes A, B and C only). As a convenience to investors, Class A, B and C shares of The Fund may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after the Transfer Agent receives the proceeds from the draft

(normally the 5th or 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or Intermediaries or from the Distributor.

        Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including IRAs and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account sponsored by the Distributor is $25. The First National Bank of Boston is the trustee of the Distributor's prototype plans and charges a $10 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

        Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable contingent deferred sales charge. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

        Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

        Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

        Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES


        Right of Accumulation and Statement of Intent (Class A shares only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the
Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Fund's Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).


        The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.

        Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

        During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

        If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

        If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

        Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

        Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

        Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

        Privileges of Adviser Employees,  FSFs or Intermediaries (Class A shares only). Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

        Sponsored Arrangements (Class A shares only). Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

        Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.

        Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000, and Classes B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.


6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in the Fund for at least two years.


        The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL ("REDEEM") SHARES


        Shares may be sold on any day the NYSE is open, either directly to the Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

        To sell shares directly to the Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

        FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

        Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased Fund shares in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

        A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.


        Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.


        SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


        The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

        The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.


        Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

        Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.


        Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


HOW TO EXCHANGE SHARES

        With respect to Class A, Class B and Class C shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Colonial Funds. With respect to Class A shares, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.

        With respect to Class K, Class Z, and Class S shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.


        By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.


        A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

        In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

        An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

        State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

        Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.


        Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which the Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.


        The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS


        The  independent   accountants  for  the  Fund  and  the  Portfolio  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

        Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.


        Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Fund. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.


        Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

        It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

        Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.


        Stein Roe places certain trades for the Fund through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Fund pays ATI a commission for these transactions. The Fund hasadopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

        CONSISTENT WITH THE RULES OF FAIR PRACTICE OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF EACH OF THE FUND AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.


INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

        Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

        The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

        Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

        Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

        Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

        Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

        Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

-       Quotation/Trading/News  Systems--products  that provide real time market
        data  information,   such  as  pricing  of  individual   securities  and
        information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

-       Quantitative/Technical   Analysis--software   tools   that   assist   in
        quantitative and technical analysis of investment data.

- Fundamental Industry Analysis--industry-specific fundamental investment research.

- Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

- Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

        Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

        Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

        The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

        In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

        Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

        In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


        The  table  below  shows   information  on  brokerage   commissions  (in
thousands) paid by the Fund and the Portfolio as follows:


                                              2000            1999             1998
                                             ------          ------            ----
Total commissions                            $1,349          $2,204            $807
Directed transactions                             0           1,334             807
Commissions on directed                           0             509             106
transactions



                                                                                        GROWTH
                                                                                       INVESTOR
                                                                                      PORTFOLIO
                                                                                      ----------
                                                                                      $2,204,246

                                                                                         509,746

  Total dollar amount involved in such transactions (000 omitted)                      1,334,432

  Amount of commissions paid to brokers or dealers that were allocated to such brokers or dealers by the Fund's portfolio manager because of
  research services provided to the Fund                                                 105,800

  Total dollar amount involved in such transactions (000 omitted)                         88,249

Total amount of brokerage commissions paid during fiscal year ended 9/30/98              807,008


        Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings.

However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.




                      ADDITIONAL INCOME TAX CONSIDERATIONS


        The Fund and Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.


        Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.


        The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

        To the extent the Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

        The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


        Average Annual Total Return is computed as follows: ERV = P(1+T)n

      Where:    P     =   a hypothetical initial payment of $1,000
                T     =   average annual total return
                n     =   number of years
                ERV   =   ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the period at the end
                          of the period (or fractional portion).



         The average annual total returns as of September 30, 2000 were:

                                                                     Life of the
                           1 year               5 year               Fund**
                           ------               ------            -----------
CLASS A
With Sales Charges          21.83                21.28               22.99
Without Sales Charges       29.31                22.72               24.13
CLASS B
With Sales Charges          23.57                22.40               24.02

Without Sales Charges       28.57                22.58               24.02
CLASS C
With Sales Charges          27.57                22.58               24.02
Without Sales Charges       28.57                22.58               24.02
CLASS Z
                            29.52                22.76               24.16




*Performance results include the returns of the Young Investor Fund prior to the commencement of operations on November 22, 1999 of the Fund's Class A.B.C and Z. Returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Young Investor Fund and Class A, B, C and Z shares. Had the differences in fees been included, returns would have been lower. Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.



        Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

        The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:


Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment
    Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers'
    Digest
Investment News
Investor's Business Daily
Kiplinger's Personal
    Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall
    Street
Money
Money on Line
Morningstar
Mutual Fund Market
    News
Mutual Fund News
    Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor

Pension World
Pensions and Investment
Personal Investor
Physicians Financial
    News
Jane Bryant Quinn
    (syndicated column)
Reuters
The San Francisco
     Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com
Time
Travel & Leisure
USA Today
U.S. News & World
     Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money


        In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believe to be generally accurate. All of the Fund may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:


Dow-Jones Industrial Average             New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index        American Stock Exchange Composite Index
Standard & Poor's 400 Industrials        Nasdaq Composite
Russell 2000 Index                       Nasdaq Industrials
Wilshire 5000
Morningstar Category Averages
  (These indexes are widely recognized   (These indexes generally reflect the
  indicators of general U.S. stock       performance of stocks traded in the indicated
  market results.)                       markets.)


        In  addition,   the  Fund  may  compare  performance  to  the  indicated
benchmarks:

          BENCHMARK                                 FUND(S)
          ---------                          ---------------------
Lipper Equity Fund Average                   Both Funds

Lipper General Equity Fund Average           Both Funds

Lipper Growth & Income Fund Average          Growth & Income Fund

Lipper Growth & Income Fund Index            Growth & Income Fund

Lipper Growth Fund Average                   Growth Investor Fund

Lipper Growth Fund Index                     Growth Investor Fund

Morningstar All Equity Funds Average         Both Funds

Morningstar Domestic Stock Average           Both Funds

Morningstar Equity Fund Average              Both Funds

Morningstar Growth & Income Fund Average     Growth & Income Fund

Morningstar Growth Fund Average              Growth Investor Fund

Morningstar Hybrid Fund Average              Growth Investor Fund

Morningstar Total Fund Average               Both Funds

Morningstar U.S. Diversified Average         Growth Investor Fund


        Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

        The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.


        Of course, past performance is not indicative of future results.


        To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                              Common stocks
                              Small company stocks
                              Long-term corporate bonds
                              Long-term government bonds
                              Intermediate-term government bonds
                              U.S. Treasury bills
                              Consumer Price Index


        The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

  INTEREST RATE        6%         8%        10%         6%         8%        10%
   Compounding
      Years             Tax-Deferred Investment            Taxable Investment
  -------------     ------------------------------   ------------------------------
       30           $124,992   $171,554   $242,340   $109,197   $135,346   $168,852
       25             90,053    115,177    150,484     82,067     97,780    117,014
       20             62,943     75,543     91,947     59,362     68,109     78,351
       15             41,684     47,304     54,099     40,358     44,675     49,514
       10             24,797     26,820     29,098     24,453     26,165     28,006
        5             11,178     11,613     12,072     11,141     11,546     11,965
        1              2,072      2,096      2,121      2,072      2,096      2,121

        Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.


        From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) program and asset allocation and other investment strategies.


               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS


        Each of Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolios. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

        Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.


        Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

        The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

        The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

        The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

        In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

        Each investor in a Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

        Base  Trust  may  permit  other   investment   companies   and/or  other
institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.


        Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

        A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

        The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

LIBERTY GROWTH INVESTOR FUND                        PROSPECTUS, FEBRUARY 1, 2001



CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND ...................................................................   2

Investment Goal ............................................................   2

Principal Investment Strategies ............................................   2

Principal Investment Risks .................................................   2

Performance History ........................................................   4

Your Expenses ..............................................................   5

YOUR ACCOUNT ...............................................................   6

How to Buy Shares ..........................................................   6

Sales Charges ..............................................................   7

How to Exchange Shares .....................................................   9

How to Sell Shares .........................................................   9

Fund Policy on Trading of Fund Shares

Distribution and Service Fees ..............................................  10

Other Information About Your Account .......................................  11

MANAGING THE FUND ..........................................................  14

Investment Advisor .........................................................  14

Portfolio Managers .........................................................  14

OTHER INVESTMENT STRATEGIES AND RISKS ......................................  15

FINANCIAL HIGHLIGHTS .......................................................  17

------------------------------
NOT FDIC     MAY LOSE VALUE
INSURED  ---------------------
           NO BANK GUARANTEE
------------------------------

THE FUND


INVESTMENT GOAL


The Fund seeks long-term growth.



PRINCIPAL INVESTMENT STRATEGIES


The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that the Fund's investment advisor believes have long-term growth potential. The Portfolio's investments are diversified among various industries and market sectors. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment or personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.




To select investments for the Fund, the portfolio managers look for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the portfolio managers believe are reasonable relative to the assets and earning power of the company.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.


Information on other securities and risks appears under "Other Investment Strategies and Risks."

UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURNS show the Stein Roe Young Investor Fund's performance for each calendar year since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS ARE a measure of Stein Roe Young Growth Investor Fund's share performance over the past year and life or the Fund periods. The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance of Stein Roe Young Investor Fund, a separate feeder fund of the Portfolio. The performance table following the bar chart shows how the average annual total returns of Stein Roe Young Investor Fund compare with those of a broad measure of market performance for one-year and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR-YEAR TOTAL RETURNS



                                     [GRAPH]



Year
----
1991
1992
1993
1994
1995           39.79%
1996           35.10%
1997           26.28%
1998           17.65%
1999
2000          -11.74%

For period shown on the chart above:


The Fund's year-to-date total return through Best quarter: 4th quarter 1999, +28.04%

December 31, 2000 was -11.74%. Worst quarter: 3rd quarter 1998,
-16.46%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000 (1)


                             INCEPTION                           LIFE OF
                                DATE      1 YEAR     5 YEARS     THE FUND
                             ---------    ------     -------     --------
     Class A (%)              11/22/99    -11.74      18.46       20.66
     Class B (%)              11/22/99    -12.41      18.26       20.51
     Class C (%)              11/22/99    -12.40      18.28       20.52
     S&P Index (%)             N/A         -9.10      18.33       19.70(2)

     Morningstar Average (%)       N/A




(1) Class A, B and Class C are newer classes of shares. Their performance information includes returns of the Stein Roe Young Investor Fund for periods prior to the inception of the newer classes of shares and returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between the Young Investor Fund shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A, B and C shares were initially offered on November 22, 1999.


(2)     Performance information is from 4/30/94 to 12/31/00.

UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% return for each year

-   Fund operating expenses remain the same


-   Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES

The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                  CLASS A      CLASS B   CLASS C
                                                  -------      -------   -------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                              5.75         0.00      0.00

Maximum deferred sales charge (load) (as a
percentage of the lower of the offering
price or sale price)                                1.00(3)      5.00      1.00

Redemption fee (as a percentage of amount
redeemed, if applicable)                              (4)          (4)       (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A    CLASS B    CLASS C
                                                -------    -------    -------
Management fee (5)(%)                             0.71       0.71       0.71

Distribution and service (12b-1) fees (%)         0.35(6)    1.00       1.00

Other expenses  (%)                               1.15       1.15       1.15

Total annual fund operating expenses (%)(7)       2.21       2.86       2.86

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Portfolio pays a management fee of 0.56% and the Fund pays an administrative fee of 0.15%.

(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 2.16%. This arrangement may be terminated by the distributor at any time.

(7) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. As a result, the actual management fee for each share class would be 0.00% and total annual fund operating expenses for Class A, B and C shares would be 1.42%, 2.12% and 2.12%, respectively. This arrangement may be terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                 1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----                                 ------     -------    -------   --------
Class A                               $  786     $1,226     $1,691     $2,972
Class B: did not sell your shares     $  289     $  886     $1,509     $3,031
         sold all your shares at
         the end of the period        $  789     $1,186     $1,709     $3,031

Class C: did not sell your shares     $  289     $  886     $1,509     $3,185
         sold all your shares at
         the end of the period        $  389     $  886     $1,509     $3,185

YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment....................................................    $1,000
Subsequent Investments................................................    $   50
Automatic Investment Plan*............................................    $   50
Retirement Plans*.....................................................    $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

METHOD                        INSTRUCTIONS

Through your Your financial advisor can help you establish your financial advisor account and buy Fund shares on your behalf.


By check                      For new accounts, send a completed application and
(new account)                 check made payable to the Fund to the transfer
                              agent Liberty Funds Services, Inc., P.O. Box 1722,
                             Boston, MA 02105-1722.

By check                      For existing accounts, fill out and return the
(existing account)            additional investment stub included in your
                              quarterly statement, or send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722,
                              Boston, MA 02105-1722.


By exchange You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic                 You may purchase shares by electronically
funds transfer                transferring money from your bank account to your
                              fund account by calling 1-800-422-3737. Your money
                              may take up to two  business  days to be invested.
                              You  must  set  up  this  feature  prior  to  your
                              telephone   request.   Be  sure  to  complete  the
                              appropriate section of the application.

Automatic
investment plan               You can make monthly or quarterly investments
                              automatically from your bank account to your fund account. You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

By dividend                   You may automatically invest dividends distributed
diversification               by one fund into the same class of shares of
                              another fund at no additional sales charge. To invest your dividends in another fund, call
                              1-800-345-6611.

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus--Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers Class S and Z shares, which are available only to other investors through separate prospectuses. Class Z shares are offered exclusively to certain institutional and other investors.



SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell shares of the Fund. These sales charges are described below. In some circumstances these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your investment. The sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                            % OF
                                                                          PUBLIC
                                                                        OFFERING
                                      AS A % OF        AS A %          PRICE
                                     THE PUBLIC        OF NET       RETAINED BY
                                      OFFERING         AMOUNT        FINANCIAL
AMOUNT OF PURCHASE                     PRICE          INVESTED      ADVISOR FIRM
------------------                   ----------       --------      ------------
Less than $50,000                        5.75            6.10           5.00
$50,000 to less than $100,000            4.50            4.71           3.75
$100,000 to less than $250,000           3.50            3.63           2.75
$250,000 to less than $500,000           2.50            2.56           2.00
$500,000 to less than $1,000,000         2.00            2.04           1.75
$1,000,000 or more                       0.00            0.00           0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from Liberty Funds Distributor, Inc. (Distributor) as follows:

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                COMMISSION %
----------------                                ------------
First $3 million                                    1.00
$3 million to less than $5 million                  0.80
$5 million to less than $25 million                 0.50
Over $25 million                                    0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A shares purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or NAV, which is the value of a Fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC, that is imposed only on shares sold prior to the completion of the periods shown in the chart below. The CDSC generally declines each year and eventually disappears over time. The Distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

Purchases of less than $250,000



CLASS B SALES CHARGES


                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
-----------------------------                 ---------------
Through the end of the first year                  5.00
Through the end of the second year                 4.00
Through the end of the third year                  3.00
Through the end of the fourth year                 3.00
Through the end of the fifth year                  2.00
Through the end of the sixth year                  1.00
Longer than six years                              0.00


Commission to financial advisors is 5.00%

Automatic conversion to Class A shares is eight years after purchase.

CLASS C SHARES Your purchases of Class C shares are at the Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. Class C shares do not convert into Class A shares. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES


YEARS AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
--------------------                  -------------------------------
Through first year                                  1.00
Longer than one year                                0.00


HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.


When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documentation required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                        INSTRUCTIONS

Through your                  You may call your financial advisor to place your
financial advisor             sell order. To receive the current trading day's
                              price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

By exchange You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone                  You or your financial advisor may sell shares by
                              telephone and request that a check be sent to your address of record by calling 1-800-422-3737 unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                              You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
                              1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note your fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account (IRA) owners. For details, call 1-800-345-6611.


                              Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.


By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.


By systematic                 You may automatically sell a specified dollar
withdrawal plan               amount or percentage on a monthly, quarterly or
                              semi-annually basis if your account balance is at least $5,000 and have the proceeds sent to you.
                              This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributed must be reinvested. Be sure to complete the appropriate section of the account application for this feature.


By electronic You may sell shares and request that the proceeds funds transfer be electronically transferred to your bank.
                              Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.05% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion. A conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account: Sales Charges" for the conversion schedule applicable to Class B shares.

OTHER INFORMATION ABOUT YOUR ACCOUNT


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular session trading on the NYSE, usually 4:00 p.m. Eastern time on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charge) next determined after your request is received in "good form" by the Distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.




ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the Distributor.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


Types of Distributions


Dividend income Represents interest and dividends earned from securities held by the Portfolio, net of expenses incurred by the Portfolio.


Capital gains Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Portfolio for a 12-month period or less.


DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

Distribution Options


Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund


Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options)


-   send the check to your address of record

-   send the check to a third party address

-   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest, and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local, and foreign income tax.

MANAGING THE FUND


INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe) a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a LFG that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the period ended September 30, 2000, the Fund and Portfolio paid 0.71% of average net assets in fees to Stein Roe.


Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS

ERIK P. GUSTAFSON has been co-portfolio manager of the Portfolio and manager of SR&F Growth Stock Portfolio since their inception in 1997 and has managed Stein Roe Growth Stock Fund since 1994 and Stein Roe Young Investor Fund since 1995. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

DAVID P. BRADY is co-portfolio manager of the Portfolio. He joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of Young Investor Fund since March 1995 and portfolio manager of Stein Roe Large Company Focus Fund since June 1998. He holds a B.S. in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. from the University of Chicago.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS

When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.


INTERFUND LENDING PROGRAM

The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


MASTER/FEEDER STRUCTURE

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Fund (formerly named Stein Roe Advisor Growth Investor Fund). Information is shown for the period of the Fund's operations. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND (a)


                                                     PERIOD ENDED SEPTEMBER 30,
                                                               2000 (b)
                                            CLASS A            CLASS B           CLASS C
                                           ----------         ----------       ----------
Net asset value --
Beginning of period ($)                         10.86              10.86            10.86

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (a)(c)                    (0.09)(e)          (0.16)           (0.16)
Net realized and unrealized gain                 1.45               1.45             1.45
Total from Investment Operations                 1.36               1.29             1.29
Net asset value --
End of period ($)                               12.22              12.15            12.15
Total return (%) (d)(f)(i)                      12.52              11.88            11.88

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (g)(h)                                  1.21(e)            1.91             1.91
Net investment loss (g)(h)                      (0.78)%(e)         (1.48)           (1.48)
Fees and expenses waived or borne by
the Advisor (g)(h)                               0.55               0.55             0.55
Portfolio turnover (%) (j)                         72                 72               72
Net assets at end of period (000) ($)           4,198             14,744              700
(a) Net of fees and expenses waived or
borne by the Advisor which amounted to:         0.055%             0.055%           0.055%

(b) Class A, Class B, Class C shares were initially offered on November 22, 1999. Per share data reflects activity reflects activity from that date.

(c) Per share was calculated using average shares outstanding during the period.


(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) Net of fees waived by the Distributor which amounted to $0.01 per share and 0.05% (annualized).

(f) Not annualized.

(g) Annualized.

(h) The  benefits   derived  from   custody   credits  and  directed   brokerage
    arrangements had no impact.

(i) Total return at net asset value assuming all distributions reinvested and no sales charge or contingent deferred sales charge.

(j) Portfolio turnover for the Portfolio.

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                                                                              24

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                                                                              25

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978


- Liberty Growth Investor Fund (formerly Stein Roe Advisor Growth
  Investor Fund.)




                              [LIBERTY FUNDS LOGO]

LIBERTY GROWTH INVESTOR FUND                         PROSPECTUS FEBRUARY 1, 2001



CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated



Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.






TABLE OF CONTENTS


THE FUND ............................       2

Investment Goal .....................       2

Principal Investment Strategies .....       2

Principal Investment Risks ..........       2

Performance History .................       4

Your Expenses .......................       5

YOUR ACCOUNT ........................       6

How to Buy Shares ...................       6

Eligible Investors

How to Exchange Shares ..............       8

How to Sell Shares ..................       8

Fund Policy on Trading of Fund Shares

Other Information About Your
  Account ...........................      10

MANAGING THE FUND ...................      12

Investment Advisor ..................      12

Portfolio Managers ..................      12

OTHER INVESTMENT
STRATEGIES AND RISKS ................      13

FINANCIAL HIGHLIGHTS ................      15


---------------------------------------------
  NOT FDIC              MAY LOSE VALUE
  INSURED              -----------------
                       NO BANK GUARANTEE
---------------------------------------------

THE FUND

INVESTMENT GOAL

The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. Under normal market conditions, the Portfolio invests at least 65% of its assets in common stocks of companies that the Fund's investment advisor believes have long-term growth potential. The Portfolio's investments are diversified among various industries and market sectors. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment or personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the Fund, the portfolio managers look for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the portfolio managers believe are reasonable relative to the assets and earning power of the company.


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.


Information on other securities and risks appears under "Other Investment Strategies and Risks."

UNDERSTANDING PERFORMANCE


CALENDAR-YEAR TOTAL RETURNS show the Stein Roe Young Investor Fund's performance for each calendar year since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS ARE a measure of Stein Roe Young Growth Investor Fund's share performance over the past year and life or the Fund periods.

The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar large growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance of Stein Roe Young Investor Fund, a separate feeder fund of the Portfolio. The performance table following the bar chart shows how the average annual total returns of Stein Roe Young Investor Fund compare with those of a broad measure of market performance for one-year and life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR-YEAR TOTAL RETURNS

                                     [GRAPH]


Year
1991
1992
1993
1994
1995           39.79%
1996           35.10%
1997           26.28%
1998           17.65%
1999
2000          -11.65%


                                         For period shown in bar chart:


The year-to-date total return through    Best quarter: 4th quarter 1999, +28.04%
December 31, 2000 was -11.65%.           Worst quarter: 3rd quarter 1998,-16.46%




AVERAGE ANNUAL TOTAL RETURNS(1)(2) -- FOR PERIODS ENDED DECEMBER 31,




                                     Inception                         LIFE OF
                                       Date       1 YEAR     5 YEAR     FUND
Class Z (%)                          11/22/99     -11.65     18.48      20.68
S&P 500 Index (%)                      N/A         -9.10     18.33     19.70(2)
Morningstar Average                    N/A        -14.09     18.10      6.12

      (1) Class Z are a newer class of shares. Performance information includes returns of the Stein Roe Young Investor Fund for periods prior to the inception of the newer class of shares.

      (2) Performance information is from 4/30/94 to December 31, 2000.

UNDERSTANDING EXPENSES


ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.


EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of both the Fund and the Portfolio. Expense reimbursements are in effect for the first year in the periods below. It uses the following hypothetical conditions

- $10,000 initial investment

- 5% return for each year

- Fund operating expenses remain
  the same


- Assumes reinvestments of all dividends and distributions



YOUR EXPENSES

The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                            CLASS Z
Management fee (%)                                           0.71

Distribution and service (12b-1) fees (%)                    None

Other expenses (%)                                           1.15


Total annual fund operating expenses (%) (4)                 1.86


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3)    There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.10%. As a result, the actual management fee for Class Z shares would be 0.00% and total annual fund operating expenses would be 1.10%. This arrangement may be terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

    CLASS          1 YEAR       3 YEARS       5 YEARS      10 YEARS
   Class Z          $189          $585        $1,006        $2,181

YOUR ACCOUNT

HOW TO BUY SHARES


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD               INSTRUCTIONS
 Through your        Your financial advisor can help you establish your account
 financial           and buy Fund shares on your behalf.
 advisor

 By check            For new accounts, send a completed application and check
 (new account)       made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By check For existing accounts, fill out and return the additional (existing investment stub included in your quarterly statement, or account) send a letter of instruction, including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.

 By exchange You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

 By electronic       You may purchase shares by electronically transferring
 funds transfer      money from your bank account to your fund account by
                     calling  1-800-422-3737.  Your  money  may  take  up to two business days to be invested.  You must set up this feature prior to your  telephone  request.  Be sure to complete the appropriate section of the application.

 Automatic           You can make monthly or quarterly investments automatically
 investment plan     from your bank account to your fund account. You can select a  pre-authorized  amount to be sent via  electronic  funds transfer.  Be sure to complete the  appropriate  section of the application for this feature.

 By dividend         You may automatically invest dividends distributed by one
 diversification     fund into the same class of shares of another fund at no
                     additional sales charge. To invest your dividends in
                     another fund, call 1-800-345-6611.

ELIGIBLE INVESTORS


Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-       any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer and;

- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers four additional classes of shares -- Class A, B, C and Class S shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


SALES CHARGES

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.





HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund or class A shares of another fund distributed by Liberty Funds Distributor, Inc. at the next determined NAV. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

METHOD               INSTRUCTIONS
Through your You may call your  financial  advisor to place your sell  financial advisor order. To receive the current trading day's price, your financial  advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

By exchange You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.

By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage on a monthly, quarterly or semi-annually basis
                     and have the proceeds  sent to you if your account  balance
                     is  at  least  $5,000.   All  dividend  and  capital  gains
                     distributions  must be reinvested.  Be sure to complete the appropriate  section of the  account  application  for this feature.

By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two  business  days to be received by your bank.  You must set up this feature prior to your request.  Be sure to complete the appropriate section of the account application for this feature.



FUND POLICY ON TRADING OF FUND SHARES

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.




                                                                              14

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities the Portfolio holds. The Fund also may experience capital gains and losses on sales of the Portfolio's securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS


Dividend income Represents interest and dividends earned from securities held by the Portfolio, net of expenses incurred by the Portfolio.


Capital gains Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held by the Portfolio for a 12-month period or less.


DISTRIBUTION OPTIONS Income dividends are declared and paid annually. Any capital gains are distributed at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund


Receive dividends in cash (see options below) and reinvest capital gains

Receive all distributions in cash (with one of the following options):


- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains distributions are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state, local and foreign income tax.

MANAGING THE FUND


INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe) a wholly owned subsidiary of Liberty Funds Group LLC, (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the period ended September 30, 2000, the Fund and Portfolio paid 0.71% of average net assets in fees to Stein Roe.



Stein Roe may use the services of AlphaTrade, Inc., an affiliated broker-dealer, when buying or selling equity securities for the Portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS

ERIK P. GUSTAFSON has been co-portfolio manager of the Portfolio and manager of SR&F Growth Stock Portfolio since their inception in 1997 and has managed Stein Roe Growth Stock Fund since 1994 and Stein Roe Young Investor Fund since 1995. Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts and is a senior vice president. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

DAVID P. BRADY is co-portfolio manager of the Portfolio. He joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of Young Investor Fund since March 1995 and portfolio manager of Stein Roe Large Company Focus Fund since June 1998. He holds a B.S. in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. from the University of Chicago.

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


TEMPORARY DEFENSIVE POSITIONS

When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.


INTERFUND LENDING PROGRAM

The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

MASTER/FEEDER STRUCTURE

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Fund (formerly named Stein Roe Advisor Growth Investor Fund). Information is shown for the period of the Fund's operations. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND


                                                           Period ended
                                                           September 30,
                                                             2000(b)
                                                              Class Z
                                                           -------------
Net asset value --
Beginning of period ($)                                        10.86
                                                             -------

INCOME FROM INVESTMENT OPERATIONS ($)
Net investment loss(a)(c)                                      (0.05)
                                                             -------
Net both realized and unrealized gain                           1.43
                                                             -------
Total from Investment Operations                                1.38
                                                             -------
Net asset value --
End of period ($)                                              12.24
                                                             -------
Total return (%) (d)(f)(i)                                     12.71
                                                             -------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses(g)(h)                                                  0.90
                                                             -------
Net investment loss(g)(h)                                      (0.47)
                                                             -------
Fees and expenses waived or borne by
the Advisor(g)(h)                                               0.55
                                                             -------
Portfolio turnover (%) (i)                                        72
                                                             -------
Net assets at end of period (000) ($)                              1
                                                             -------

(a) Net of  fees and  expenses waived
or borne by the Advisor which amounted
to:                                                          $ 0.055

(b) Class Z shares were initially offered on November 22, 1999. Per share data reflects activity from that date.


(c) Per share data calculated using average shares outstanding during the period.


(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.


(e)    Not annualized.

(f)    Annualized.

(g)    The  benefits  derived  from  custody  credits  and  directed   brokerage
       arrangements had no impact.

(h) Total return at net asset value assuming all distributions reinvested and no sales charge or contingent deferred sales charge.

(i)    Portfolio turnover for the Portfolio.

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:


Liberty-Stein Roe Funds Investment Trust 811-4978

- Liberty Growth Investor Fund (formerly Stein Roe Advisor Growth Investor
  Fund)



                              [LIBERTY FUNDS LOGO]

STEIN ROE(SM) YOUNG INVESTOR(SM) FUND

PROSPECTUS
FEBRUARY 1, 2001





Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1     The Fund
        Investment Goal
        Principal Investment Strategies
        Principal Investment Risks
        Fund Performance
        Your Expenses

8     Financial Highlights

10    Your Account
        Purchasing Shares
        Opening an Account
        Determining Share Price
        Selling Shares
        Exchanging Shares
        Fund Policy on Trading of Fund Shares
        Reporting to Shareholders
        Dividends and Distributions

23    Other Investments and Risks

25    The Fund's Management
        Investment Advisor
        Portfolio Managers
        Master/Feeder Fund Structure




Please keep this prospectus as your reference manual.

THE FUND

INVESTMENT GOAL Stein Roe Young Investor Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES The Fund invests all of its assets in SR&F Growth Investor Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks believed to have long-term growth potential. Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of companies that the Fund's investment advisor believes affect the lives of children or teenagers. The Portfolio's investments are diversified among various industries and market sectors. The Portfolio seeks to invest in companies that produce products or provide services that the adviser or sub-advisor believes children or teenagers use, are aware of, or have an interest in. These companies may include, but are not limited to, computer hardware or software manufacturers, Internet service providers and companies in the apparel, entertainment or personal care products industries. The Portfolio may invest in companies of any size, including smaller emerging companies. The Portfolio may invest up to 25% of its assets in foreign stocks.

To select investments for the Fund, the portfolio managers look for companies that are market leaders with growing market share in their respective industries, have strong financial balance sheets and experienced management teams, have products and services that give the company a competitive advantage, and have stock prices which the portfolio managers believe are reasonable relative to the assets and earning power of the company. The Fund also has an educational objective. It seeks to teach children and teenagers information about mutual funds, basic economic principles and personal finance through a variety of educational materials (such as newsletter and activity books). The materials are paid for by the Fund and distributed to shareholders on a regular basis.

Principal investment Risks

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

Equity risk is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies and mid-capitalization companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies and mid-capitalization companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Sector risk is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of many different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times, the Fund may have a large portion of its assets invested in particular sectors. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. The price of many technology stocks has risen based on projections of future earnings and company growth. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.

        An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

        For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

        WHO SHOULD INVEST IN THE FUND?

        You may want to invest in the Fund if you:

        - are a long-term investor who wants to participate in the stock market through a Fund that emphasizes growth companies

        - can accept more investment risk and volatility than the general stock market

        -    are attracted to the Fund's educational objective

        The Fund is not appropriate for shareholders who:

        -    want to avoid volatility or possible losses

        -    want to save for a short-term investment

        -    need regular current income


FUND PERFORMANCE The following charts show the Fund's performance for calendar years through December 31, 2000. The returns include the effects of Fund expenses and reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.


        YEAR-BY-YEAR TOTAL RETURNS

        Year-by-year calendar total returns show the Fund's volatility since it started. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.



                               YEAR-BY-YEAR TOTAL RETURNS
----------------- ----------- ----------- ----------- ----------- ----------- -----------
45%
40%
35%               39.79%      35.10%                              31.68%
30%
25%                                       26.28%
20%
15%                                                   17.65%
10%
5%
0%                                                                            -10.05
----------------- ----------- ----------- ----------- ----------- ----------- -----------
                  1995        1996        1997        1998        1999        2000
----------------- ----------- ----------- ----------- ----------- ----------- -----------

[ ] Young Investor Fund
Best quarter: 4th quarter 1999, +28.42%.
Worst quarter: 3rd quarter 1998, -16.46%

        AVERAGE ANNUAL TOTAL RETURNS


        Average annual total returns measure the Fund's performance over time. We compare the Fund's return with returns for the S&P 500 Index and the Morningstar large growth funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS



                                                     PERIODS ENDING
                                                   DECEMBER 31, 2000
                                                                  SINCE INCEPTION
                                         1 YR         5 YRS      (APRIL 29, 1994)
                                         ----         -----      ----------------
Young Investor Fund                    -10.05%        18.91%          21.00%

S&P 500 Index*                           9.10%        18.33%          19.70%

**Morningstar Average**                -14.09%        18.10%          18.64%



        ----------


        *The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment. Since inception performance for the S&P 500 Index is from April 30, 1994 to December 31, 2000.

        **This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933.


YOUR EXPENSES This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


ANNUAL FUND OPERATING EXPENSES (b)
(expenses that are deducted from Fund assets)
Management fees (c)                                   0.73%
Distribution (12b-1) fees                             None
Other expenses                                        0.35%
TOTAL ANNUAL FUND OPERATING EXPENSES                  1.08%


(a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.

(b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services. They also include the expenses the Fund pays for its educational materials.


(c) The Portfolio pays a management fee of 0.56% and the Fund pays an administrative fee of 0.17%.

        EXPENSE EXAMPLE

        This  example  compares the cost of investing in the Fund to the cost of
        investing  in  other  mutual  funds.  It  uses  the  same   hypothetical
        assumptions that other funds use in their prospectuses:

        -    $10,000 initial investment

        -    5% return each year

        - the Fund's operating expenses remain constant as a percent of net assets

        -    redemption at the end of each time period

        Your actual costs may be higher or lower because in reality Fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


                                 EXPENSE EXAMPLE


                                          1 yr     3 yrs    5 yrs     10 yrs
                                         -------- -------- --------- ---------
Young Investor Fund                       $110     $343     $595     $1,317

FINANCIAL HIGHLIGHTS


The financial highlights table explains the Fund's financial performance. Consistent with other mutual funds, we show information for the period of the Fund's operations. The Fund's fiscal year runs from October 1 to September 30. The total returns in the table represent the return that shareholders earned assuming that they reinvested all dividends and distributions. Certain information in the table reflects the financial results for a single Fund share. This information is included in the Fund's financial statements which, for the years ended September 30, 2000 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, appears in the Fund's annual report. The information for periods prior to 1999 is included in the Fund's financial statements which have been audited by other independent accountants, whose report expressed an unqualified opinion of the financial highlights.


YOUNG INVESTOR FUND

PER SHARE DATA



                                                         Years ended September 30,
                                           2000          1999          1998          1997          1996
                                          ------        ------        ------        ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD      $27.42        $22.68        $22.75        $18.64        $14.29

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss) (a)           (0.15)        (0.10)        (0.06)        (0.04)         0.05
Net gains on securities (both
    realized and unrealized)                8.98          5.44          0.31          4.79          4.86
TOTAL INCOME FROM INVESTMENT                8.83          5.34          0.25          4.75          4.91
    OPERATIONS

LESS DISTRIBUTIONS
Dividends (from net investment                --            --            --         (0.02)        (0.05)
    income)
Distributions (from capital gains)         (0.32)        (0.60)        (0.32)        (0.62)        (0.51)
TOTAL DISTRIBUTIONS                        (0.32)        (0.60)        (0.32)        (0.64)        (0.56)

NET ASSET VALUE, END OF PERIOD            $35.93        $27.42        $22.68        $22.75        $18.64

TOTAL RETURN                               32.32%        23.89%         1.14%        26.37%        35.55%
                                                                                          (c)           (c)


RATIOS/SUPPLEMENTAL DATA


Net assets, end of period (000        $1,215,809      $880,574      $686,024      $475,506      $179,089
  omitted)
Ratio of net expenses to average            1.08%         1.18%         1.31%         1.43%(b)      1.21%
  net assets                                                                                            (b)
Ratio of net investment income
  (loss) to average net assets             (0.45)%       (0.37%)       (0.28%)       (0.25%)        0.30%
                                                                                          (c)           (c)
Portfolio turnover rate                       72%(e)        45%(e)        45%(e)        22%(d)        98%(d)

(a) Per share data was calculated using average shares outstanding during the period.

(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by Stein Roe, this ratio would have been 1.49%. and 2.04% for the year ended September 30, 1996.

(c) Computed with the effect of Stein Roe's expense limitation undertaking. Prior to commencement of operations of the Portfolio.

(d) Portfolio turnover for the Portfolio.

YOUR ACCOUNT


PURCHASING SHARES You will not pay a sales charge when you purchase Fund shares.
        Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If the Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange (NYSE)--normally 4 p.m. Eastern time--your purchase is effective on the next business day.


        PURCHASES THROUGH THIRD PARTIES

        If you purchase shares of the Fund through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Fund offers. There are no charges or limitations if you purchase shares directly from the Fund, except those fees described in this prospectus.


        If an intermediary is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the NAV next determined.

        CONDITIONS OF PURCHASE

        An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. The Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its shareholders. The Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe Counselor(SM) program, the minimum initial investment is determined by this program.


                                ACCOUNT MINIMUMS

                                                   MINIMUM TO OPEN     MINIMUM        MINIMUM
TYPE OF ACCOUNT                                      AN ACCOUNT        ADDITION       BALANCE
------------------------------------------------- ------------------ ------------- --------------
Regular                                                $2,500            $100         $1,000

Custodial (UGMA/UTMA)                                  $1,000            $100         $1,000

Automatic Investment Plan                                $100*            $50             --

Roth and Traditional IRA                                 $500             $50           $500

Educational IRA                                          $500             $50**         $500

* Automatic Investment Plan must continue until the account value reaches $1,000 (for custodial accounts) or $2,500 (for regular accounts).

**Maximum $500 contribution per calendar year per child.

        OPENING AN ACCOUNT

                         OPENING OR ADDING TO AN ACCOUNT


                          BY MAIL                                       BY WIRE
                          ---------------------------------------------
----------------------------------------------
OPENING AN ACCOUNT        Complete the application.                     Mail your application to the address
listed
                          Make check payable to Stein Roe Mutual        on the left, then call 800-338-2550 to
                          Funds.                                        obtain an account number.  Include your
                                                                        Social Security Number.  To wire funds,
use
                          Mail application and check to:                the instructions below.
                              Liberty Funds Services Inc.
                              P.O. Box 8900
                                Boston, MA 02205

ADDING TO AN ACCOUNT      Make check payable to Stein Roe Mutual        Wire funds to:
                          Funds.  Be sure to write your account            BankBoston
                          number on the check.                             ABA:  011000390
                                                                           Attn: LFS, Account No. 98227776
                          Fill out investment slip (stub from your         Fund No. 14; Stein Roe Young Investor
Fund
                          statement or confirmation) or include a          Your name (exactly as in the
                          note indicating the amount of your                  registration).
                          purchase, your account number, and the name      Fund account number.
                          in which your account is registered.

                          Mail check with investment slip or note to the address above.



                         OPENING OR ADDING TO AN ACCOUNT


                     BY ELECTRONIC FUNDS                                                          THROUGH AN
                     TRANSFER                                  BY EXCHANGE                        INTERMEDIARY
                     -------------------------------------- -----------------------------------
----------------------
OPENING AN ACCOUNT   You cannot open a new account via      By mail, phone, or automatically    Contact your
                     electronic transfer.                   (be sure to elect the Automatic     financial
                                                            Exchange Privilege on your          professional.
                                                            application).
ADDING TO AN         Call 800-338-2550 to make your         By mail, phone, or automatically    Contact your
ACCOUNT              purchase.  To set up prescheduled      (be sure to elect the Automatic     financial
                     purchases, be sure to elect the        Exchange Privilege on your          professional.
                     Automatic Investment Plan (Stein Roe   application).
                     Asset(SM) Builder) option on your
                     application.


        All checks must be made payable in U.S. dollars and drawn on U.S. banks. Money orders and third-party checks will not be accepted.

DETERMINING SHARE  PRICE The  Fund's  share  price is its net asset  value  next determined. net asset value is the difference between the values of the Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE--normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

        To calculate net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.


        We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Fund with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

        We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

SELLING SHARES You may sell your  shares any day the Fund is open for  business.
        Please follow the instructions below.

                                 SELLING SHARES

BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE: You may sell your shares by telephone and request that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.


BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC   Fill out the appropriate areas of the account application for
TRANSFER:       this feature. To request an electronic transfer (not less than
                $50;  not  more  than  $100,000),  call  800-338-2550.  We  will transfer your sales proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.


BY EXCHANGE:    Call 800-338-2550 to exchange any portion of your Fund shares for shares in any other Stein Roe no-load fund.

BY AUTOMATIC    Fill out the appropriate areas of the account application for
EXCHANGE:       this feature. Redeem a fixed amount on a regular basis (not less than $50 per month, not more than $100,000) from the Fund for investment in another Stein Roe no-load fund.

        WHAT YOU NEED TO KNOW WHEN SELLING SHARES

        Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.


        The Fund redeems shares at the net asset value next determined after an order has been accepted. We will mail the proceeds within seven days after the sale. The Fund normally pays wire redemption or electronic transfer proceeds on the next business day.


        We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

        We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

        If the amount you redeem is in excess of the lesser of (1)  $250,000  or
        (2) 1% of the Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

        INVOLUNTARY REDEMPTION

        If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

        LOW BALANCE FEE

        Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. The Fund can waive the fee, at its discretion, in the event of significant market corrections.

EXCHANGING SHARES You may exchange Fund shares for shares of other Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

        The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

        An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

        We  may  change,   suspend  or  eliminate  the  exchange  service  after
        notification to you.

        Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of the Fund into another Stein Roe no-load fund and then back to the Fund.


FUND POLICY ON TRADING OF FUND SHARES The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.


REPORTING TO SHAREHOLDERS To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

DIVIDENDS AND DISTRIBUTIONS The Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains.

        A dividend from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

        A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

        When the Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of the Fund unless you elect on the account application to have distributions paid by check.

[CALLOUT]

OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:

-   by check

-   by electronic transfer into your bank account

-   a purchase of shares of another Stein Roe fund

-   a purchase of shares in a Stein Roe fund account of another person

[END OF CALLOUT]

        If you elect to receive distributions by check and a distribution check is returned to the Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of the Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

        TAX CONSEQUENCES

        You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional shares of the Fund. If the Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.


TRANSACTION                                         TAX STATUS
Income dividend                                     Ordinary income

Short-term capital gain distribution                Ordinary income

Long-term capital gain distribution                 Capital gain

Sale of shares owned one year or less               Gain is ordinary income; loss is subject to special rules

Sale of shares owned more than one year             Capital gain or loss

        In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

        This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in the Fund.

OTHER INVESTMENTS AND RISKS




        The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund and Portfolio may make and the risks associated with them. In seeking to achieve its investment goal, the Fund and Portfolio may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and Portfolio and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


PORTFOLIO  TURNOVER  There  are  no  limits  on  turnover.   Turnover  may  vary
        significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

INTERFUND  LENDING  PROGRAM  The Fund and the  Portfolio  may lend  money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

EDUCATIONAL MATERIALS The Fund provides educational materials such as a newsletter and an activity book to all Fund shareholders. The materials are designed to teach children and teenagers basic investing principles. The Fund also sends investors an owner's manual. The educational materials are paid for by the Fund.

THE FUND'S MANAGEMENT


INVESTMENT ADVISOR Stein Roe & Farnham Incorporated (Stein Roe) a wholly owned subsidiary of Liberty Funds Group LLC (LFG), One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Fund and the Portfolio. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 2000, aggregate fees paid by the Fund and Portfolio to Stein Roe amounted to 0.73% of average net assets.

        Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG which includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.


        Stein  Roe  may use the  services  of  AlphaTrade  Inc.,  an  affiliated
        broker-dealer,   when  buying  or  selling  equity  securities  for  the
        Portfolio, pursuant to procedures adopted by the Board of Trustees.

PORTFOLIO MANAGERS Erik P. Gustafson and David P. Brady, CFA, are the portfolio managers.

        Mr. Gustafson joined Stein Roe in 1992 as a portfolio manager for privately managed accounts. Mr. Gustafson is a senior vice president and has been portfolio manager of the Fund since February 1995 and portfolio manager of SR&F Growth Stock Portfolio since May 1994. He holds a B.A. degree from the University of Virginia and M.B.A. and J.D. degrees from Florida State University.

        Mr. Brady joined Stein Roe in 1993 as an associate portfolio manager of Stein Roe Special Fund. He currently is a senior vice president and has been portfolio manager of the Fund since March 1995 and portfolio manager of Stein Roe Large Company Focus Fund since June 1998. He holds a B.S. degree in finance, graduating Magna Cum Laude, from the University of Arizona and an M.B.A. degree from the University of Chicago.

MASTER/FEEDER FUND  STRUCTURE  Unlike  mutual  funds that  directly  acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, the SR&F Growth Investor Portfolio, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

FOR MORE INFORMATION

You can obtain more information about the Fund's investments in its semiannual and annual reports to shareholders. These reports discuss the market conditions and investment strategies that affected the Fund's performance over the past six months and year.

You may wish to read the Fund's SAI for more information. The SAI is incorporated into this prospectus by reference, which means it is part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Fund's semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Fund, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Fund (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in
Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number:
Liberty-Stein Roe Funds Investment Trust:  811-04978
Stein Roe Young Investor Fund


                         LIBERTY FUNDS DISTRIBUTOR, INC.

           Statement of Additional Information Dated February 1, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST

                     One Financial Center, Boston, MA 02111
                                  800-338-2550

                          STEIN ROE YOUNG INVESTOR FUND


        This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the prospectus of Stein Roe Young Investor Fund dated February 1, 2001, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's September 30, 2000, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS


                                                                                                        Page
                                                                                                        ----
General Information..................................................................................      3
Investment Policies..................................................................................      4
Portfolio Investments and Strategies.................................................................      4
Investment Restrictions..............................................................................     19
Additional Investment Considerations.................................................................     21
Purchases and Redemptions............................................................................     22
Management...........................................................................................     25
Financial Statements.................................................................................     32
Principal Shareholders...............................................................................     32
Investment Advisory and Other Services...............................................................     32
Distributor..........................................................................................     34
Transfer Agent.......................................................................................     35
Custodian............................................................................................     35
Independent Accountants..............................................................................     36


Portfolio Transactions...............................................................................     36
Additional Income Tax Considerations.................................................................     41
Investment Performance...............................................................................     43
Master Fund/Feeder Fund: Structure and Risk Factors..................................................     46
Appendix--Ratings....................................................................................     48

                               GENERAL INFORMATION

        Stein Roe Young Investor Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Fund commenced operations on April 29, 1994. The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding.

        On February 1, 1996, the names of the Fund and of the Trust were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

        Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

        Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the

Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

        The Fund converted into a "feeder fund" on February 3, 1997; that is, rather than invest in securities directly, it seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a separate "master fund" having the same investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. SR&F Growth Investor Portfolio (the "Portfolio"), the Fund's master fund, is a series of SR&F Base Trust. For more information, please see Master Fund/Feeder
Fund: Structure and Risk Factors.

        Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and investment management services to the Portfolio.

                               INVESTMENT POLICIES

        The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

        The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Fund or Portfolio may employ the investment techniques described in the Prospectus and Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES

        In pursuing its investment objective, the Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the investment portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

        Debt securities within the four highest grades are generally referred to as "investment grade." The Portfolio may invest up to 35% of its assets in debt securities, but does not expect to invest more than 5% of its assets in debt securities that are rated below investment grade.

        Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held is lost or reduced below

--------

(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

investment grade, the Portfolio is not required to dispose of the security, but Stein Roe will consider that fact in determining whether it should continue to hold the security.

        Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

        When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

        Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options, futures contracts, futures options, securities collateralized by underlying pools of mortgages or other receivables, floating rate instruments, and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

        Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

        The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives. The Portfolio does not currently intend to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

        Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

        Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

        Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

        Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES

        By investing in convertible securities, the Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities it purchases are frequently rated investment grade, the Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

FOREIGN SECURITIES

        The Portfolio may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Portfolio does not intend to invest, nor during the past fiscal year has it invested, more than 5% of its net assets in unsponsored ADRs.

        As of September 30, 2000, the Portfolio had no holdings of foreign companies.


        With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

        Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements.

        Although the Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

        Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

        The Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows it to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that it may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency it holds. The Portfolio may not engage in "speculative" currency exchange transactions.

        At the maturity of a forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

        It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency it is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency it is obligated to deliver.

        If the Portfolio retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, it will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive it of unrealized profits or force it to cover its commitments for purchase or sale of currency, if any, at the current market price.

        Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that it is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

SWAPS, CAPS, FLOORS AND COLLARS

        The Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. It would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream it may be obligated to pay.

        A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the exposure to changes in the value of an index of securities in which the Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

        A swap agreement tends to shift the Portfolio's investment exposure from one type of investment to another. For example, if it agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of its investments and its net asset value.

        The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

        The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

        At the time the Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

LENDING OF PORTFOLIO SECURITIES

        Subject to restriction (5) under Investment Restrictions in this SAI, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. It would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. It would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. It would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, it could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while it seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Portfolio did not loan portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

        The Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Portfolio could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

        The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During its last fiscal year, the Portfolio did not, nor does it currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

        The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Portfolio did not enter into any reverse repurchase agreements during the fiscal year ended September 30, 1999.

        At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S.

Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"

        The Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

        In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold. Instead, it borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on its behalf, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, it must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. It may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

        Short sales may protect against the risk of losses in the value of portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount it owns, either directly or indirectly, and, in the case where it owns convertible securities, changes in the conversion premium.

        Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, it will incur a loss and if the price declines during this period, it will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which it may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Portfolio currently expects that no more than 5% of its total assets would be involved in short sales against the box.

RULE 144A SECURITIES

        The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that it does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

LINE OF CREDIT

        Subject to restriction (6) under Investment Restrictions in this SAI, the Fund and the Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM

        Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. The Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER

        Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The Portfolio may have greater portfolio turnover than that of a mutual funds that have the primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

OPTIONS ON SECURITIES AND INDEXES

        The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

        An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

        The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

        If an option written by the Portfolio expires, it realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, it realizes a capital loss equal to the premium paid.

        Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when it is desired.

        The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, it will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, it will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

        A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

        Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If it were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If it were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, it foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

        If trading were suspended in an option purchased or written by the Portfolio, it would not be able to close out the option. If restrictions on exercise were imposed, it might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

        The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or

-----------
(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

currency fluctuations that might adversely affect either the value of its securities or the price of the securities that it intends to purchase. Although other techniques could be used to reduce or increase exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

        The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

        The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

        When a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Portfolio does not represent a borrowing or loan by it but is instead settlement between it and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

        The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held.

        Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a capital gain, or if it is more, it realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, it realizes a capital gain, or if it is less, it realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

        There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the investment portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the investment portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

        There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

        If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the investment objective.

        The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by it plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of total assets.


----------

(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

        When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out.


        The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent it has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

        In order to comply with Commodity Futures Trading Commission  Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

        If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by it, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

        If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by it, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

        Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

        If the Portfolio writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

        A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, it also realizes a capital gain or loss on those securities.

        For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

        If the Portfolio were to enter into a short index future, short index futures option or short index option position and its portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and its stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

        In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

        The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on its other investments, and shareholders are advised of the nature of the payments.

        The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated

-------------

(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

        The Fund and the Portfolio operate under the following investment restrictions. Neither the Fund nor the Portfolio may:

        (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

        (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

        (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

        (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

        (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

        The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund and the Portfolio are also subject to the following nonfundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. Neither the Fund nor the Portfolio may:

        (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

        (b) invest in companies for the purpose of exercising control or management;

        (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

        (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

        (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

        (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

        (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

        (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

        (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

        (j) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

        Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

        In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                            PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

        You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their Statements of Additional Information, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

        Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

        The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of the Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account--Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

        The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

        The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

        You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

        The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

        Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

        Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

        Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

        The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

        The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

        Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

        Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF THE FUND INTO

ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THE FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

        Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).


        Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.


        Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.

        Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

        Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

        Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT

        The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:




                            POSITION(s) HELD        PRINCIPAL OCCUPATION(s)
  NAME, AGE; ADDRESS         WITH THE TRUST         DURING PAST FIVE YEARS
  ------------------        ----------------        ----------------------
William D. Andrews, 53;      Executive            Executive vice president of
One South Wacker Drive,      Vice-President       Stein Roe & Farnham
Chicago, IL  60606 (4)                            Incorporated ("Stein Roe")

Christine Balzano, 35;       Vice-President       Senior vice president of
245 Summer Street, Boston,                        Liberty Funds Services, Inc.;
MA 02210                                          formerly vice president and
                                                  assistant vice president

Kevin M. Carome, 44;         Executive            Executive Vice President of
One Financial Center,        Vice-President       the Stein Roe Funds since May
Boston, MA 02111 (4)                              1999 (formerly Vice President
                                                  and    Secretary);     General
                                                  Counsel and Secretary of Stein
                                                  Roe since 1998; Executive Vice
                                                  President  of  Liberty   Funds
                                                  Group  and  Liberty   All-Star
                                                  Funds  since  October,   2000;
                                                  Executive  Vice  President and
                                                  Assistant  Secretary,  Liberty
                                                  Funds Group - Chicago;  Senior
                                                  Vice  President,  Legal  since
                                                  January, 1999 of Liberty Funds
                                                  Group;    Associate    General
                                                  Counsel and Vice  President of
                                                  Liberty  Financial  Companies,
                                                  Inc. through January, 1999.

Denise E. Chasmer, 32        Vice President       Employee of Liberty Funds
12100 East Iliffe Avenue                          Services, Inc. and assistant
Aurora, CO 80014 (4)                              vice president of Stein Roe
                                                  since November  1999;  manager
                                                  with      Scudder       Kemper
                                                  Investments  from October 1995
                                                  to  November  1999;  assistant
                                                  manager  with  Scudder  Kemper
                                                  prior thereto

J. Kevin Connaughton         Controller           Controller of the Funds since
One Financial Center                              December 2000 (formerly
Boston, MA 02111 (4)                              Controller of the Funds from
                                                  May  2000 to  October,  2000);
                                                  Treasurer and Chief  Financial
                                                  Officer of the  Liberty  Funds
                                                  and  of the  Liberty  All-Star
                                                  Funds  since  December,   2000
                                                  (formerly Controller and Chief
                                                  Accounting   Officer   of  the
                                                  Liberty  Funds from  February,
                                                  1998 to October,  2000);  Vice
                                                  President   of  the   Colonial
                                                  Management   Associates  since
                                                  February,    1998    (formerly
                                                  Senior Tax Manager,  Coopers &
                                                  Lybrand,  LLP from April, 1996
                                                  to   January,    1998;    Vice
                                                  President,    440    Financial
                                                  Group/First    Data   Investor
                                                  Services   Group  from  March,
                                                  1994 to April, 1996).

William M. Garrison, 34;     Vice-President       Vice president of Stein Roe
One South Wacker Drive,                           since Feb. 1998; associate
Chicago, IL  60606 (4)                            portfolio manager for Stein
                                                  Roe since August 1994

Stephen E. Gibson, 47; One   President            Director of Stein Roe since
Financial Center, Boston,                         September 1, 2000, President
MA 02111 (4)                                      and Vice Chairman of Stein Roe
                                                  since January,  2000 (formerly
                                                  Assistant     Chairman    from
                                                  August,   1998   to   January,
                                                  2000);  President of the Stein
                                                  Roe Funds since November 1999;
                                                  President of the Liberty Funds
                                                  since June, 1998,  Chairman of
                                                  the Board of the Liberty Funds
                                                  since   July,    1998,   Chief
                                                  Executive      Officer     and
                                                  President since December, 1996
                                                  and Director, since July, 1996
                                                  of     Colonial     Management
                                                  Associates (formerly Executive
                                                  Vice President from July, 1996
                                                  to December,  1996); Director,
                                                  Chief  Executive  Officer  and
                                                  President    of   LFG    since
                                                  December,    1998    (formerly
                                                  Director,    Chief   Executive
                                                  Officer and  President  of The
                                                  Colonial  Group,   Inc.  (TCG)
                                                  from    December,    1996   to
                                                  December,   1998);   (formerly
                                                  Managing Director of Marketing
                                                  of Putnam  Investments,  June,
                                                  1992 to July, 1996.)

Erik P. Gustafson, 36;       Vice-President       Senior portfolio manager of
One South Wacker Drive,                           Stein Roe; senior vice
Chicago, IL 60606 (4)                             president of Stein Roe since
                                                  April 1996; vice president of
                                                  Stein Roe prior thereto

Douglas A. Hacker, 44;       Trustee              Senior vice president and
P.O. Box 66100, Chicago,                          chief financial officer of
IL 60666 (3) (4)                                  UAL, Inc. (airline)

Loren A. Hansen, 52;         Executive            Chief investment
One South Wacker Drive,      Vice-President       officer/equity of CMA since
Chicago, IL  60606  (4)                           1997; executive vice president
                                                  of Stein Roe since Dec. 1995;
                                                  vice president of The Northern
                                                  Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;    Vice-President       Executive vice president,
One South Wacker Drive,                           senior portfolio manager, and
Chicago, IL  60606  (4)                           chief economist and investment
                                                  strategist of Stein Roe;
                                                  director of research of Stein
                                                  Roe, 1991 to 1995

Janet Langford Kelly, 42;    Trustee              Executive vice
One Kellogg Square, Battle                        president-corporate
Creek, MI 49016 (3)(4)                            development, general counsel
                                                  and secretary of Kellogg
                                                  Company since Sept. 1999;
                                                  senior vice president,
                                                  secretary and general counsel
                                                  of Sara Lee Corporation
                                                  (branded, packaged,
                                                  consumer-products
                                                  manufacturer) from 1995 to
                                                  Aug. 1999; partner of Sidley &
                                                  Austin (law firm) prior
                                                  thereto

Gail D. Knudsen, 39;         Vice President       Vice president and assistant
245 Summer Street, Boston,                        controller of CMA
MA 02210 (4)

Richard W. Lowry, 64         Trustee              Private Investor since August,
10701 Charleston Drive                            1987.
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;        Trustee              Private Investor (formerly
26 Little Neck Lane                               Executive Vice President and
New Seabury, MA  02349 (4)                        Director of Itek Corporation
                                                  (electronics) from 1975 to
                                                  1981).

William E. Mayer, 60;        Trustee              Partner, Park Avenue Equity
500 Park Avenue, 5th Floor                        Partners (venture capital)
New York, NY  10022                               (formerly Dean, College of
(1) (4)                                           Business and Management,
                                                  University  of  Maryland  from
                                                  October,   1992  to  November,
                                                  1996);Director,          Johns
                                                  Manville;     Director,    Lee
                                                  Enterprises;    Director,   WR
                                                  Hambrecht & Co.

Mary D. McKenzie, 46;        Vice President       President of Liberty Funds
 One Financial Center,                            Services, Inc.
Boston, MA 02111 (4)

Charles R. Nelson, 58;       Trustee              Van Voorhis Professor of
Department of Economics,                          Political Economy, Department
University of Washington,                         of Economics of the University
Seattle, WA 98195 (3)(4)                          of Washington

John J. Neuhauser, 57;       Trustee              Academic Vice President and
84 College Road                                   Dean of Faculties since
Chestnut Hill, MA 02467-                          August, 1999, Boston College
3838 (4)                                          (formerly Dean, Boston College
                                                  School  of   Management   from
                                                  September,  1977 to September,
                                                  1999).

Nicholas S. Norton, 41;      Vice President       Senior vice president of
12100 East Iliff Avenue,                          Liberty Funds Services, Inc.
Aurora, CO 80014 (4)                              since Aug. 1999; vice
                                                  president of Scudder Kemper,
                                                  Inc. from May 1994 to Aug.
                                                  1999

Joseph R. Palombo, 47        Trustee and          Trustee and Chairman of the
One Financial Center,        Chairman of the      Board of the Stein Roe Funds
Boston, MA 02111 (1) (4)     Board                since October, 2000(formerly
                                                  Vice  President  of the  Funds
                                                  from  April,  1999 to  August,
                                                  2000);  Director  of Stein Roe
                                                  since    September   ,   2000;
                                                  Manager of Stein Roe  Floating
                                                  Rate Limited Liability Company
                                                  since  October,   2000;  Chief
                                                  Operations  Officer  of Mutual
                                                  Funds,    Liberty    Financial
                                                  Companies,  Inc. since August,
                                                  2000; Executive Vice President
                                                  and  Director of the  Colonial
                                                  Management   Associates  since
                                                  April,  1999;  Executive  Vice
                                                  President       and      Chief
                                                  Administrative    Officer   of
                                                  Liberty   Funds   Group  since
                                                  April,    1999;    and   Chief
                                                  Operating   Officer,    Putnam
                                                  Mutual   Funds  from  1994  to
                                                  1998).

Thomas Stitzel, 64;          Trustee              Business Consultant (formerly
2208 Tawny Woods Place                            Professor of Finance from 1975
Boise, ID 83706 (4)                               to 1999 and Dean from 1977 to
                                                  1991, College of Business,
                                                  Boise State University);
                                                  Chartered Financial Analyst.

Thomas C. Theobald, 63;      Trustee              Managing director, William
Suite 1300, 222 West Adams                        Blair Capital Partners
Street, Chicago, IL 60606                         (private equity fund)
(3)(4)

Anne-Lee Verville, 55;       Trustee              Consultant (formerly General
359 Stickney  Hill Road                           Manager, Global Education
Hopkinton, NH  03229 (4)                          Industry form 1994 to 1997,
                                                  and  President,   Applications
                                                  Solutions  Division  from 1991
                                                  to   1994,   IBM   Corporation
                                                  (global  education  and global
                                                  applications)).




(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

        Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

        Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 2000 and calendar year ended December 31, 2000 to each of the trustees:



                                                                                    Total Compensation
                                                                                       From the Fund
                                                         Aggregate Compensation     Complex Paid to the
                                                         From the Fund for the       Trustees for the
                                                           Fiscal Year Ended        Calendar Year Ended
               Trustee                                     September 30, 2000       December 31, 2000*
               -------                                   ----------------------     --------------------
               Lindsay Cook                                         -0-                       -0-
               John A. Bacon Jr.                                 1,300                    $97,500
               William W. Boyd                                   1,400                    102,000
               Douglas A. Hacker                                 1,300                     97,500
               Janet Langford Kelly                              1,300                     93,000
               Charles R. Nelson                                 1,300                     97,500
               Thomas C. Theobald                                1,300                     97,500


-------------
- At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:



                                                          Total Compensation From
                                                           the Fund Complex Paid
                                                          to the Trustees for the
                                                            Calendar Year Ended
        Trustee                                             December 31, 2000*
        -------                                           -----------------------
        Richard L. Lowry                                          $99,000
        Salvatore Macera                                           98,000
        William E. Mayer                                          100,000
        John J. Neuhauser                                         101,210


        Thomas E. Stitzel                                          97,000
        Anne-Lee Verville                                          94,667 (1)

(1) Total compensation of $94,667 is payable in later years as deferred compensation.

        *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.

                              FINANCIAL STATEMENTS

        Please refer to the September 30, 2000 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 2000 and the statements of operations, changes in net assets, financial highlights and notes thereto) and the report of independent accountants contained in the Fund's September 30, 2000 Annual Report. The Financial Statements and the report of independent accountants (but no other material from the Fund's Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS

        As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the Fund's outstanding shares.

        As of December 31, 2000, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 was as follows:

                                                                                     APPROXIMATE PERCENTAGE OF
                                NAME AND ADDRESS                                      OUTSTANDING SHARES HELD
                                ----------------                                     -------------------------
Charles Schwab & Co., Inc.                                                                     13.15%
Special Custody Account for the Exclusive Benefit of Customers
Attn: Mutual Fund
101 Montogomery St.
San Francisco, CA 94104-4122

----------------
(1) Shares held for accounts of customers.

                     INVESTMENT ADVISORY AND OTHER SERVICES

        Stein Roe & Farnham Incorporated (Stein Roe) provides investment management services and administrative services to the Fund and the Portfolio. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

        On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

        The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


        Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

        In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund at an annual rate of 0.20% of the first $500 million of average net assets, 0.15% of the next $500 million, and 0.125% thereafter; and a monthly management fee from the Portfolio at an annual rate of 0.60% of the first $500 million, 0.55% of the next $500 million, and 0.50% thereafter. The table below shows gross fees paid (in thousands) for the three most recent fiscal years and any expense reimbursements by Stein Roe:

                                       YEAR ENDED      YEAR ENDED      YEAR ENDED
                 TYPE OF PAYMENT         9/30/00         9/30/99         9/30/98
                 ---------------       ----------      ----------      ----------
Fund             Management fee              N/A           N/A             N/A
                 Administrative fee        1,919         1,546           1,186
                 Reimbursement             -----            --              --
Portfolio        Management fee            7,245         5,416           3,758

        Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

        The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that its total annual expenses (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which its shares are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of the Fund, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

        The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

        Any expenses that are attributable solely to the organization, operation, or business of the Fund are paid solely out of its assets. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT


        Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services for the Fund. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received aggregate fees ( in thousands) of $359 and $35 and $728, respectively, from the Trust for services performed under this Agreement.


                                   DISTRIBUTOR

        Shares of the Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

        As agent, the Distributor offers shares to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers Fund shares only on a best-efforts basis.


At Liberty Funds, we believe in giving children the best life has to offer. That's why LFD is supporting the Make-A-Wish Foundation of America with a $1 donation for every new account opened in any of its Young Investor Funds. To learn more about the Make-A-Wish Foundation of America, please call 1-800-722-9474 or visit its Web site at www.wish.org.


                                 TRANSFER AGENT


        Liberty Funds Services Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111 is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from the Fund a fee based on an annual rate of .22 of 1% of average net assets. The Trust believes the charges by LFS to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolio.


                                    CUSTODIAN

        State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

        Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

        Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Portfolio and the Fund and its shareholders to maintain assets in each of the countries in which the Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Portfolio, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

        The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

        The  independent   accountants  for  the  Fund  and  the  Portfolio  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

        Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

        Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by

Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

        Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

        It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

        Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

        Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

        CONSISTENT WITH THE RULES OF FAIR PRACTICE OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

        Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

        The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

        Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

        Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

        Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

        Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

        Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

- Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

- Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.

-   Fundamental  Industry  Analysis--industry-specific   fundamental  investment
    research.

- Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

-   Other Specialized  Tools--other  specialized  products,  such as specialized
    economic   consulting   analyses  and  attendance  at  investment   oriented
    conferences.

        Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

        Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

        The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

        In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

        Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

        In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


        The  table  below  shows   information  on  brokerage   commissions  (in
thousands) paid by the Fund or the Portfolio as follows:

                                                        2000                     1999
                                                       ------                   ------
Total commissions                                      $1,349                   $2,204
Directed transactions                                       0                    1,334
Commissions on directed transactions                        0                      437

        Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.






                      ADDITIONAL INCOME TAX CONSIDERATIONS

        The Fund and the Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of net investment income and capital gains currently distributed to shareholders.

        Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

        The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

        To the extent the Portfolio invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which its shareholders will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and
(iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE


        The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.


       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n
       Where:         P       =  a hypothetical initial payment of $1,000
                      T       =  average annual total return
                      n       =  number of years

                      ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

       Total return performance as of September 30, 2000, was as follows:


1 year                       32.32%
5 years                      23.22
Life of Fund*                24.52




-----------------------

*Life of Fund is from April 29, 1994 to September 30, 2000.

        Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

        The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest            Atlantic Monthly             Bloomberg
Arizona Republic                Associated Press             Boston Globe
Atlanta Constitution            Barron's                     Boston Herald

Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily
Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

        In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Trust believes to be generally accurate.

        The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Its performance also may be compared to the following indexes or averages:

Dow-Jones Industrial Average                            New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index                       American Stock Exchange Composite Index
Standard & Poor's 400 Industrials                       Nasdaq Composite
Wilshire 5000                                           Nasdaq Industrials

Morningstar Category Averages
   (These indexes are widely recognized indicators of   (These indexes generally reflect the performance of
   general U.S. stock market results.)                  stocks traded in the indicated markets.)

        In addition, the Fund may compare its performance to the following benchmarks:

                      Lipper Equity Fund Average
                       Lipper General Equity Fund Average
                      Lipper Growth Fund Average
                      Lipper Growth Fund Index

                      Morningstar All Equity Funds Average
                       Morningstar Domestic Stock Average
                         Morningstar Equity Fund Average
                       Morningstar General Equity Average*
                         Morningstar Growth Fund Average
                         Morningstar Hybrid Fund Average
                      Morningstar Total Fund Average
                      Morningstar U.S. Diversified Average

---------
*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

        Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place it into) a new category, it may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

        The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

        Of course, past performance is not indicative of future results.

                                ----------------

         To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                      Common stocks
                      Small company stocks
                      Long-term corporate bonds
                      Long-term government bonds
                       Intermediate-term government bonds
                      U.S. Treasury bills
                      Consumer Price Index

                              ---------------------

       The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-

Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

    INTEREST RATE              6%            8%          10%           6%            8%           10%
     Compounding
        Years                 Tax-Deferred Investment                    Taxable Investment
        -----                 -----------------------                    ------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

        Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

        From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

        The Fund, which is an open-end management investment company, seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. The Fund bears its proportionate share of the Portfolio's expenses.

        See Management for the names of and additional information about the trustees and officers. Since the Trust and SR&F Base Trust have the same trustees, the trustees have adopted conflict of interest procedures to monitor and address potential conflicts between the interests of the Fund and the Portfolio.

        Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

        SR&F Growth Investor Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

        The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

        The fundamental policies of the Fund and the corresponding fundamental policies of the Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

        In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

        Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

        Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of the Portfolio's net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

        Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

        A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities in which a fund invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

        The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

                             -----------------------

           Statement of Additional Information Dated February 1, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                   One Financial Center, Boston, MA 02111-2621
                                  800-338-2550


                          STEIN ROE INTERNATIONAL FUND


        This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectus dated February 1, 2001, and any supplements thereto
("Prospectus"). Financial statements, which are contained in the Fund's September 30, 2000, Annual Report, are incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.


                                TABLE OF CONTENTS

                                                                                  Page
General Information and History.....................................................2
Investment Policies.................................................................3
Portfolio Investments and Strategies................................................3
Investment Restrictions............................................................19
Additional Investment Considerations...............................................21
Purchases and Redemptions..........................................................22
Management.........................................................................26
Financial Statements...............................................................33
Principal Shareholders.............................................................33
Investment Advisory and Other Services.............................................34
Distributor........................................................................36
Transfer Agent.....................................................................36
Custodian..........................................................................36
Independent Accountants............................................................37
Portfolio Transactions.............................................................37
Additional Income Tax Considerations...............................................42
Investment Performance.............................................................43
Master Fund/Feeder Fund: Structure and Risk Factors................................47
Appendix--Ratings..................................................................49

                         GENERAL INFORMATION AND HISTORY

        Stein Roe International Fund (the "Fund"), the mutual fund described in this SAI, is a separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Fund commenced operations on March 1, 1994.

        On February 1, 1996, the names of the Trust and the Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999 from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust."

        The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

        Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

        Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

SPECIAL CONSIDERATIONS REGARDING MASTER FUND/FEEDER FUND STRUCTURE

        Rather than invest in securities directly, the Fund seeks to achieve its objective by pooling its assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. The Fund has invested all of its assets in SR&F International Portfolio (the "Portfolio"), a separate master fund that is a series of SR&F Base Trust since February 3, 1997. For more information, please refer to Master Fund/Feeder
Fund: Structure and Risk Factors.

        Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Fund and management services to the Portfolio.

                               INVESTMENT POLICIES

        The Trust and SR&F Base Trust are open-end management investment companies. The Fund and the Portfolio are diversified, as that term is defined in the Investment Company Act of 1940.

        The investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, the Portfolio may employ the investment techniques described in Portfolio Investments and Strategies in this SAI. The investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."(1)

                      PORTFOLIO INVESTMENTS AND STRATEGIES

DEBT SECURITIES

        In pursuing its investment objective, the Portfolio may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in the portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

        Investments in debt securities are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe.

----------

(1) A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.

        Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by the Portfolio is lost or reduced below investment grade, the Portfolio is not required to dispose of the security, but Stein Roe will consider that fact in determining whether the Portfolio should continue to hold the security.

        Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

        When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, the Portfolio may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

DERIVATIVES

        Consistent with its objective, the Portfolio may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

        Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

        The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

        The Portfolio currently intends to invest no more than 5% of its net assets in any type of Derivative other than options, futures contracts, futures options, and forward contracts. (See Options and Futures below.)

        Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

        Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are pre-paid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Portfolio on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

        Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

        Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

CONVERTIBLE SECURITIES

        By investing in convertible securities, the Portfolio obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by the Portfolio are frequently rated investment grade, the Portfolio may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

FOREIGN SECURITIES

        The Portfolio invests primarily in foreign securities. Investment in foreign securities may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. The Portfolio may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, the Portfolio is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. The Portfolio may also purchase foreign securities in the form of European Depositary Receipts (EDRs) or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. EDRs are European receipts evidencing a similar arrangement. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets.

        With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

        Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

        Although the Portfolio will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

        Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

        The Portfolio's foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of the Portfolio arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Portfolio to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. the Portfolio may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Portfolio may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Portfolio may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Portfolio. The Portfolio may not may engage in "speculative" currency exchange transactions.

        At the maturity of a forward contract to deliver a particular currency, the Portfolio may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

        It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Portfolio to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Portfolio is obligated to deliver.

        If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Portfolio of unrealized profits or force the Portfolio to cover its commitments for purchase or sale of currency, if any, at the current market price.

        Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Portfolio of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

        Synthetic Foreign Money Market Positions. The Portfolio may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, the Portfolio may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency money market instruments. The result of a direct investment in a foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical. Except to the extent a synthetic foreign money market position consists of a money market instrument denominated in a foreign currency, the synthetic foreign money market position shall not be deemed a "foreign security" for purposes of the policy that, under normal conditions, the Portfolio will invest at least 65% of total assets in foreign securities.

EURODOLLAR INSTRUMENTS

        The Portfolio may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to LIBOR, although foreign currency-denominated instruments are available from time to time. Eurodollar future contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Portfolio might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

STRUCTURED NOTES

        Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows the Portfolio to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

SWAPS, CAPS, FLOORS AND COLLARS

        The Portfolio may enter into swaps and may purchase or sell related caps, floors and collars. The Portfolio would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Portfolio intends to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream the Portfolio may be obligated to pay.

        A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease the Portfolio's exposure to changes in the value of an index of securities in which the Portfolio might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Portfolio may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

        A swap agreement tends to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of the Portfolio's investments and its net asset value.

        The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from the Portfolio. If a swap agreement calls for payments by the Portfolio, it must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Portfolio will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's Corporation or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

        The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

        At the time the Portfolio enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Portfolio having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation.

LENDING OF PORTFOLIO SECURITIES

        Subject to restriction (5) under Investment Restrictions in this SAI, the Portfolio may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Portfolio. The Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Portfolio would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Portfolio would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Portfolio could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Portfolio seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. The Portfolio did not lend portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

REPURCHASE AGREEMENTS

        The Portfolio may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to the Portfolio in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, the Portfolio could experience both losses and delays in liquidating its collateral.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES; REVERSE REPURCHASE AGREEMENTS

        The Portfolio may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Portfolio enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Portfolio makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. During its last fiscal year, the Portfolio had no commitments to purchase when-issued securities in excess of 5% of its net assets. The Portfolio may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

        The Portfolio may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which the Portfolio is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. The Portfolio did not enter into reverse repurchase agreements during the fiscal year ended September 30, 1999.

        At the time the Portfolio enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Portfolio having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Portfolio and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

SHORT SALES "AGAINST THE BOX"

        The Portfolio may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Portfolio may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

        In a short sale against the box, the Portfolio does not deliver from its portfolio the securities sold. Instead, the Portfolio borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Portfolio, to the purchaser of such securities. The Portfolio is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Portfolio must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. The Portfolio is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Portfolio may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

        Short sales may protect the Portfolio against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Portfolio owns, either directly or indirectly, and, in the case where the Portfolio owns convertible securities, changes in the conversion premium.

        Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time the Portfolio replaces the borrowed security, the Portfolio will incur a loss and if the price declines during this period, the Portfolio will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Portfolio may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which the Portfolio is able to enter into short sales. There is no limitation on the amount of the Portfolio's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales.

RULE 144A SECURITIES

        The Portfolio may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as the Portfolio, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Portfolio's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Portfolio does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Portfolio's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. The Portfolio does not expect to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

LINE OF CREDIT

        Subject to restriction (6) under Investment Restrictions in this SAI, the Portfolio may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

INTERFUND BORROWING AND LENDING PROGRAM

        Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolio may lend money to and borrow money from other mutual funds advised by Stein Roe. The Portfolio will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

PORTFOLIO TURNOVER

        Although the Portfolio does not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Portfolio's flexibility of investment and emphasis on growth of capital, it may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover, if it should occur, would result in increased transaction expenses, which must be borne by the Portfolio. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

OPTIONS ON SECURITIES AND INDEXES

        The Portfolio may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Portfolio may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

        An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

        The Portfolio will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Portfolio owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

        If an option written by the Portfolio expires, the Portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by the Portfolio expires, the Portfolio realizes a capital loss equal to the premium paid.

        Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Portfolio desires.

        The Portfolio will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Portfolio will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Portfolio will realize a capital gain or, if it is less, the Portfolio will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

        A put or call option purchased by the Portfolio is an asset of the Portfolio, valued initially at the premium paid for the option. The premium received for an option written by the Portfolio is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

        Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

        There can be no assurance that a liquid market will exist when the Portfolio seeks to close out an option position. If the Portfolio were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, the Portfolio foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

        If trading were suspended in an option purchased or written by the Portfolio, the Portfolio would not be able to close out the option. If restrictions on exercise were imposed, the Portfolio might be unable to exercise an option it has purchased.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

        The Portfolio may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(2) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

----------

(2) A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.

        The Portfolio may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Portfolio might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Portfolio's securities or the price of the securities that the Portfolio intends to purchase. Although other techniques could be used to reduce or increase the Portfolio's exposure to stock price, interest rate and currency fluctuations, the Portfolio may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

        The Portfolio will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

        The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

        When a purchase or sale of a futures contract is made by the Portfolio, the Portfolio is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by the Portfolio does not represent a borrowing or loan by the Portfolio but is instead settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Portfolio will mark-to-market its open futures positions.

        The Portfolio is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Portfolio.

        Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio engaging in the transaction realizes a capital gain, or if it is more, the Portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Portfolio engaging in the transaction realizes a capital gain, or if it is less, the Portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

RISKS ASSOCIATED WITH FUTURES

        There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

        There can be no assurance that a liquid market will exist at a time when the Portfolio seeks to close out a futures or futures option position. The Portfolio would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

LIMITATIONS ON OPTIONS AND FUTURES

        If other options, futures contracts, or futures options of types other than those described herein are traded in the future, the Portfolio may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Portfolio's investment objective.

        The Portfolio will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Portfolio plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"(3) would exceed 5% of the Portfolio's total assets.


        When purchasing a futures contract or writing a put option on a futures contract, the Portfolio must maintain with its custodian (or broker, if legally permitted) cash or liquid securities equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Portfolio similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Portfolio.


        The Portfolio may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Portfolio has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

        In order to comply with Commodity Futures Trading Commission  Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," the Portfolio will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

TAXATION OF OPTIONS AND FUTURES

        If the Portfolio exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased
(call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by the Portfolio, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

----------

(3) A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

        If a call or put option written by the Portfolio is exercised, the premium is included in the proceeds of the sale of the underlying security
(call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by the Portfolio, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

        Entry into a closing purchase transaction will result in capital gain or loss. If an option written by the Portfolio was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

        If the Portfolio writes an equity call option(4) other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

        A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If the Portfolio delivers securities under a futures contract, the Portfolio also realizes a capital gain or loss on those securities.

        For federal income tax purposes, the Portfolio generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by the
Portfolio: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

        If the Portfolio were to enter into a short index future, short index futures option or short index option position and the portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Portfolio's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

        In order for the Portfolio to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income

----------

(4) An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

(including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

        The Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Portfolio's other investments, and shareholders are advised of the nature of the payments.

        The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

        The Fund and the Portfolio operate under the following investment restrictions. The Fund or Portfolio may not:

        (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

        (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

        (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

        (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

        (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry,(5) except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Fund only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

        (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

        The above restrictions are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund and Portfolio are also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent the Portfolio from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. The Fund or Portfolio may not:

        (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

        (b) invest in companies for the purpose of exercising control or management;

        (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets

----------

(5) For purposes of this investment restriction, International Portfolio uses industry classifications contained in Morgan Stanley Capital International Perspective, which is published by Morgan Stanley, an international investment banking and brokerage firm.

(valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

        (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange or a recognized foreign exchange;

        (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

        (f) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

        (g) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

        (h) invest more than 10% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

        (i) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

        Notwithstanding the foregoing investment restrictions, the Portfolio may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in its ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the interest of the Portfolio in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Portfolio may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the portfolio securities with the result that it would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

        Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?

It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?

If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?

All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

        In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                            PURCHASES AND REDEMPTIONS

PURCHASES THROUGH THIRD PARTIES

        You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

        Some Intermediaries that maintain nominee accounts with the Fund for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the

Fund's transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

NET ASSET VALUE

        The net asset value of the Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, the net asset value should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account--Determining Share Price in the Prospectus for additional information on how the purchase and redemption price of Fund shares is determined.

GENERAL REDEMPTION POLICIES

        The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Fund to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period.

        The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

        You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

        The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

        Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

        Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Fund employs procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Fund and its transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Fund does not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

        Shares in any account you maintain with the Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

        The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Fund. THEREFORE, REGARDLESS OF THE NUMBER OF TELEPHONE EXCHANGE ROUND-TRIPS MADE BY AN INVESTOR, THE TRUST GENERALLY WILL NOT HONOR REQUESTS FOR TELEPHONE EXCHANGES BY SHAREHOLDERS IDENTIFIED BY THE TRUST AS "MARKET-TIMERS" IF THE OFFICERS OF THE TRUST DETERMINE THE ORDER NOT TO BE IN THE BEST INTERESTS OF THE TRUST OR ITS SHAREHOLDERS. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Fund, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Fund. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

        The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

REDEMPTION PRIVILEGES

        Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

        Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. GENERALLY, YOU WILL BE LIMITED TO FOUR TELEPHONE EXCHANGE ROUND-TRIPS PER YEAR AND THE FUND MAY REFUSE REQUESTS FOR TELEPHONE EXCHANGES IN EXCESS OF FOUR ROUND-TRIPS (A ROUND-TRIP BEING THE EXCHANGE OUT OF THE FUND INTO ANOTHER NO-LOAD STEIN ROE FUND, AND THEN BACK TO THE FUND). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

        Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

        Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.


        Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.


        Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

        Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

        Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT

        The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:

                            POSITION(S) HELD         PRINCIPAL OCCUPATION(S)
   NAME, AGE; ADDRESS        WITH THE TRUST          DURING PAST FIVE YEARS
   ------------------       ----------------         ----------------------
William D. Andrews, 53;      Executive            Executive vice president of
One South Wacker Drive,      Vice-President       Stein Roe & Farnham
Chicago, IL  60606 (4)                            Incorporated ("Stein Roe")

Christine Balzano, 35;       Vice-President       Senior vice president of
245 Summer Street,                                Liberty Funds Services, Inc.;
Boston, MA 02210                                  formerly vice president and
                                                  assistant vice president

Kevin M. Carome, 44;         Executive            Executive Vice President of
One Financial Center,        Vice-President       the Stein Roe Funds since May
Boston, MA 02111 (4)                              1999 (formerly Vice President
                                                  and    Secretary);     General
                                                  Counsel and Secretary of Stein
                                                  Roe since 1998; Executive Vice
                                                  President  of  Liberty   Funds
                                                  Group  and  Liberty   All-Star
                                                  Funds  since  October,   2000;
                                                  Executive  Vice  President and
                                                  Assistant  Secretary,  Liberty
                                                  Funds Group - Chicago;  Senior
                                                  Vice  President,  Legal  since
                                                  January, 1999 of Liberty Funds
                                                  Group;    Associate    General
                                                  Counsel and Vice  President of
                                                  Liberty  Financial  Companies,
                                                  Inc. through January, 1999.

Denise E. Chasmer, 32;       Vice President       Employee of Liberty Funds
12100 East Iliffe Avenue                          Services, Inc. and assistant
Aurora, CO 80014 (4)                              vice president of Stein Roe
                                                  since November  1999;  manager
                                                  with      Scudder       Kemper
                                                  Investments  from October 1995
                                                  to  November  1999;  assistant
                                                  manager  with  Scudder  Kemper
                                                  prior thereto

J. Kevin Connaughton         Controller           Controller of the Funds since
One Financial Center                              December 2000 (formerly
Boston, MA 02111 (4)                              Controller of the Funds from
                                                  May  2000 to  October,  2000);
                                                  Treasurer and Chief  Financial
                                                  Officer of the  Liberty  Funds
                                                  and  of the  Liberty  All-Star
                                                  Funds  since  December,   2000
                                                  (formerly Controller and Chief
                                                  Accounting   Officer   of  the
                                                  Liberty  Funds from  February,
                                                  1998 to October,  2000);  Vice
                                                  President   of  the   Colonial
                                                  Management   Associates  since
                                                  February,    1998    (formerly
                                                  Senior Tax Manager,  Coopers &
                                                  Lybrand,  LLP from April, 1996
                                                  to   January,    1998;    Vice
                                                  President,    440    Financial
                                                  Group/First    Data   Investor
                                                  Services   Group  from  March,
                                                  1994 to April, 1996).


William M. Garrison, 34;     Vice-President       Vice president of Stein Roe
One South Wacker Drive,                           since Feb. 1998; associate
Chicago, IL  60606 (4)                            portfolio manager for Stein
                                                  Roe since August 1994

Stephen E. Gibson, 47; One   President            Director of Stein Roe since
Financial Center, Boston,                         September 1, 2000, President
MA 02111 (4)                                      and Vice Chairman of Stein Roe
                                                  since January,  2000 (formerly
                                                  Assistant     Chairman    from
                                                  August,   1998   to   January,
                                                  2000);  President of the Stein
                                                  Roe Funds since November 1999;
                                                  President of the Liberty Funds
                                                  since June, 1998,  Chairman of
                                                  the Board of the Liberty Funds
                                                  since   July,    1998,   Chief
                                                  Executive      Officer     and
                                                  President since December, 1996
                                                  and Director, since July, 1996
                                                  of     Colonial     Management
                                                  Associates (formerly Executive
                                                  Vice President from July, 1996
                                                  to December,  1996); Director,
                                                  Chief  Executive  Officer  and
                                                  President    of   LFG    since
                                                  December,    1998    (formerly
                                                  Director,    Chief   Executive
                                                  Officer and  President  of The
                                                  Colonial  Group,   Inc.  (TCG)
                                                  from    December,    1996   to
                                                  December,   1998);   (formerly
                                                  Managing Director of Marketing
                                                  of Putnam  Investments,  June,
                                                  1992 to July, 1996.)

Erik P. Gustafson, 36;       Vice-President       Senior portfolio manager of
One South Wacker Drive,                           Stein Roe; senior vice
Chicago, IL 60606 (4)                             president of Stein Roe since
                                                  April 1996; vice president of
                                                  Stein Roe prior thereto

Douglas A. Hacker, 44;       Trustee              Senior vice president and
P.O. Box 66100, Chicago,                          chief financial officer of
IL 60666 (3) (4)                                  UAL, Inc. (airline)

Loren A. Hansen, 52;         Executive            Chief investment
One South Wacker Drive,      Vice-President       officer/equity of CMA since
Chicago, IL  60606  (4)                           1997; executive vice president
                                                  of Stein Roe since Dec. 1995;
                                                  vice president of The Northern
                                                  Trust (bank) prior thereto

Harvey B. Hirschhorn, 50;    Vice-President       Executive vice president,
One South Wacker Drive,                           senior portfolio manager, and
Chicago, IL  60606  (4)                           chief economist and investment
                                                  strategist of Stein Roe;
                                                  director of research of Stein
                                                  Roe, 1991 to 1995

Janet Langford Kelly, 42;    Trustee              Executive vice
One Kellogg Square, Battle                        president-corporate
Creek, MI 49016 (3)(4)                            development, general counsel
                                                  and secretary of Kellogg
                                                  Company since Sept. 1999;
                                                  senior vice president,
                                                  secretary and general counsel
                                                  of Sara Lee Corporation
                                                  (branded, packaged,
                                                  consumer-products
                                                  manufacturer) from 1995 to
                                                  Aug. 1999; partner of Sidley &
                                                  Austin (law firm) prior
                                                  thereto

Gail D. Knudsen, 39;         Vice President       Vice president and assistant
245 Summer Street, Boston,                        controller of CMA
MA 02210 (4)

Richard W. Lowry, 64         Trustee              Private Investor since August,
10701 Charleston Drive                            1987.
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;        Trustee              Private Investor (formerly
26 Little Neck Lane                               Executive Vice President and
New Seabury, MA  02349 (4)                        Director of Itek Corporation
                                                  (electronics) from 1975 to
                                                  1981).

William E. Mayer, 60;        Trustee              Partner, Park Avenue Equity
500 Park Avenue, 5th Floor                        Partners (venture capital)
New York, NY  10022                               (formerly Dean, College of
(1) (4)                                           Business and Management,
                                                  University  of  Maryland  from
                                                  October,   1992  to  November,
                                                  1996);Director,          Johns
                                                  Manville;     Director,    Lee
                                                  Enterprises;    Director,   WR
                                                  Hambrecht & Co.

Mary D. McKenzie, 46;        Vice President       President of Liberty Funds
One Financial Center,                             Services, Inc.
Boston, MA 02111 (4)

Charles R. Nelson, 58;       Trustee              Van Voorhis Professor of
Department of Economics,                          Political Economy, Department
University of Washington,                         of Economics of the University
Seattle, WA 98195 (3)(4)                          of Washington


John J. Neuhauser, 57;       Trustee              Academic Vice President and
84 College Road                                   Dean of Faculties since
Chestnut Hill, MA                                 August, 1999, Boston College
02467-3838 (4)                                    (formerly Dean, Boston College
                                                  School  of   Management   from
                                                  September,  1977 to September,
                                                  1999).

Nicholas S. Norton, 41;      Vice President       Senior vice president of
12100 East Iliff Avenue,                          Liberty Funds Services, Inc.
Aurora, CO 80014 (4)                              since Aug. 1999; vice
                                                  president of Scudder Kemper,
                                                  Inc. from May 1994 to Aug.
                                                  1999


Joseph R. Palombo, 47        Trustee and          Trustee and Chairman of the
One Financial Center,        Chairman of the      Board of the Stein Roe Funds
Boston, MA 02111 (1) (4)     Board                since October, 2000(formerly
                                                  Vice  President  of the  Funds
                                                  from  April,  1999 to  August,
                                                  2000);  Director  of Stein Roe
                                                  since    September   ,   2000;
                                                  Manager of Stein Roe  Floating
                                                  Rate Limited Liability Company
                                                  since  October,   2000;  Chief
                                                  Operations  Officer  of Mutual
                                                  Funds,    Liberty    Financial
                                                  Companies,  Inc. since August,
                                                  2000; Executive Vice President
                                                  and  Director of the  Colonial
                                                  Management   Associates  since
                                                  April,  1999;  Executive  Vice
                                                  President       and      Chief
                                                  Administrative    Officer   of
                                                  Liberty   Funds   Group  since
                                                  April,    1999;    and   Chief
                                                  Operating   Officer,    Putnam
                                                  Mutual   Funds  from  1994  to
                                                  1998).

Thomas Stitzel, 64;          Trustee              Business Consultant (formerly
2208 Tawny Woods Place                            Professor of Finance from 1975
Boise, ID 83706 (4)                               to 1999 and Dean from 1977 to
                                                  1991, College of Business,
                                                  Boise State University);
                                                  Chartered Financial Analyst.

Thomas C. Theobald, 63;      Trustee              Managing director, William
Suite 1300, 222 West Adams                        Blair Capital Partners
Street, Chicago, IL 60606                         (private equity fund)
(3)(4)

Anne-Lee Verville, 55;       Trustee              Consultant (formerly General
359 Stickney  Hill Road                           Manager, Global Education
Hopkinton, NH  03229 (4)                          Industry form 1994 to 1997,
                                                  and  President,   Applications
                                                  Solutions  Division  from 1991
                                                  to   1994,   IBM   Corporation
                                                  (global  education  and global
                                                  applications)).



----------

(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940.

(2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.

(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.

(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

        Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.


        Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 2000 and calendar year ended December 31, 2000 to each of the trustees:

                                                                           Total
                                                                    Compensation
                                                                   From the Fund
                                                                 Complex Paid to
                                        Aggregate              the Trustees for
                                    Compensation From            the Calendar
                                    the Fund for the              Year Ended
                                    Fiscal Year Ended            December 31,
Trustee                             September 30, 2000               2000*
-------                             ------------------         ----------------
Lindsay Cook                                 -0-                         -0-
John A. Bacon Jr                           1,300                    $ 97,500
William W. Boyd                            1,400                     102,000
Douglas A. Hacker                          1,300                      97,500
Janet Langford Kelly                       1,300                      93,000
Charles R. Nelson                          1,300                      97,500
Thomas C. Theobald                         1,300                      97,500

----------

- At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                               Total Compensation
                                  From the Fund
                                 Complex Paid to
                                the Trustees for
                                the Calendar Year
                               Ended December 31,
Trustee                                2000*
-------                          ------------------
Richard L. Lowry                     $ 99,000
Salvatore Macera                       98,000
William E. Mayer                      100,000
John J. Neuhauser                     101,210
Thomas E. Stitzel                      97,000
Anne-Lee Verville                      94,667(1)

        Total compensation of $94,667 is payable in later years as deferred compensation.


        *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.

                              FINANCIAL STATEMENTS


        Please refer to the September 30, 2000 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 2000 and the statements of operations, changes in net assets, financial highlights and notes thereto) and the report of independent accountants contained in the Fund's September 30, 2000 Annual Report. The Financial Statements and the report of independent accountants (but no other material from the Fund's Annual Report) are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.


                             PRINCIPAL SHAREHOLDERS


        As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.

        As of December 31, 2000, the only person known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of the Fund, within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 as follows:

                                              APPROXIMATE
                                             PERCENTAGE OF
                                          OUTSTANDING SHARES
            NAME AND ADDRESS                     HELD
            ----------------              ------------------
 Priests for the Sacred Heart Investment         7.39%
              Pool- Growth
        Attn: Fr. Jerome Schad
         Provincialate Offices
             P.O. Box 289
        Hales Corners, WI53130
        The Northern Trust Co.                  17.78%
            Mutual Liberty
            P.O. Box 92956
              Chicago, IL

                     INVESTMENT ADVISORY AND OTHER SERVICES


        Stein Roe & Farnham Incorporated (Stein Roe) provides investment management services to the Portfolio and administrative services to the Fund and the Portfolio. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

        On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

        The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


        Stein Roe Counselor(SM) is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe Counselor(SM) is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe Counselor(SM) are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

        In return for its services, Stein Roe is entitled to receive a monthly administrative fee from the Fund and a monthly management fee from the Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets, gross fees paid (in thousands) for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

                                                         YEAR ENDED   YEAR ENDED    YEAR ENDED
  FUND/PORTFOLIO           TYPE           CURRENT RATES   9/30/00       9/30/99       9/30/98
  --------------         --------------   -------------  ----------   ----------    ---------
International Fund       Management            N/A            N/A           N/A           N/A
                         Administrative        .15%        $  188        $  180        $  222
International Portfolio  Management            .85%        $1,062         1,024         1,267


        Stein Roe provides office space and executive and other personnel to the Fund, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

        The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse the Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for the Fund. Any such reimbursement will enhance the yield of the Fund.

        The management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

        Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

BOOKKEEPING AND ACCOUNTING AGREEMENT


        Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services for the Fund. For services provided to the Trust, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received aggregate fees (in thousands) of, $359, $354 and $728, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

        Fund shares are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectus and other expenses.

        As agent, the Distributor offers shares of the Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by the Fund. The Distributor offers the Fund's shares only on a best-efforts basis.

                                 TRANSFER AGENT


        Liberty Funds Services Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111 is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, SSI receives from the Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by LFS to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolio.


                                    CUSTODIAN

        State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

        Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

        Each Board of Trustees reviews, at least annually, whether it is in the best interests of the Fund, the Portfolio, and their shareholders to maintain assets in each of the countries in which the Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

        The Fund and the Portfolio may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

        The  independent   accountants  for  the  Fund  and  the  Portfolio  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

        Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

        Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

        Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

        It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

        Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

        Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

        CONSISTENT WITH THE RULES OF FAIR PRACTICE OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. AND SUBJECT TO SEEKING BEST EXECUTION AND SUCH OTHER POLICIES AS THE TRUSTEES OF THE FUND MAY DETERMINE, STEIN ROE MAY CONSIDER SALES OF SHARES OF

EACH OF THE FUNDS AS A FACTOR IN THE SELECTION OF BROKER-DEALERS TO EXECUTE SUCH MUTUAL FUND SECURITIES TRANSACTIONS.

INVESTMENT RESEARCH PRODUCTS AND SERVICES FURNISHED BY BROKERS AND DEALERS

        Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

        The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

        Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

        Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

        Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

        Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance.

Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

        Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

- Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

-       Quotation/Trading/News  Systems--products  that provide real time market
        data  information,   such  as  pricing  of  individual   securities  and
        information on current trading, as well as a variety of news services.

- Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.

-       Quantitative/Technical   Analysis--software   tools   that   assist   in
        quantitative and technical analysis of investment data.

- Fundamental Industry Analysis--industry-specific fundamental investment research.

- Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.

- Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

        Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

        Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

        The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

        In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

        Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

        In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.


        The table below shows information on brokerage commissions paid by the Portfolio (in thousands):

                                       2000                 1999                 1998
                                      ------               ------               ------
Total commissions                     $  349               $   62               $  189
Directed transactions                      0               $1,853                    0
Commissions on directed                    0               $   45                    0
transactions





        Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.

                      ADDITIONAL INCOME TAX CONSIDERATIONS

        The Fund and the Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

        Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

        The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

        The Fund may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Fund will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

        Passive Foreign Investment Companies. The Portfolio may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies ("PFICs"). In addition to bearing their proportionate share of Fund expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of PFICs. Capital gains on the sale of PFIC holdings will be deemed to be ordinary income regardless of how long the Portfolio holds its investment. In addition, the Portfolio may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from PFICs, regardless of whether such income and gains are distributed to shareholders.

        In accordance with tax regulations, the Portfolio intends to treat PFICs as sold on the last day of their fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income which it will be required to distribute even though it has not sold the security and received cash to pay such distributions.

                             INVESTMENT PERFORMANCE


        The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

        Average Annual Total Return is computed as follows: ERV = P(1+T)n

      Where:    P     =   a hypothetical initial payment of $1,000
                T     =   average annual total return
                n     =   number of years
                ERV   =   ending redeemable value of a hypothetical $1,000
                          payment made at the beginning of the period at the end
                          of the period (or fractional portion).


         Total return performance as of September 30, 2000 was follows:

1 year              -8.58%

5 years              3.79%
                     6.78
Life of Fund*        3.59%


        *Life of Fund is from March 1,1994, its date of public offering.

        Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of the Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

        The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Fund include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business
Consumer Reports
Consumer Digest
Dow Jones Investment
    Advisor
Dow Jones Newswire
Fee Advisor
Financial Planning
Financial World
Forbes
Fortune
Fund Action
Fund Marketing Alert
Gourmet
Individual Investor
Investment Dealers'
    Digest
Investment News
Investor's Business Daily
Kiplinger's Personal
    Finance Magazine
Knight-Ridder
Lipper Analytical Services
Los Angeles Times
Louis Rukeyser's Wall
    Street
Money
Money on Line
Morningstar
Mutual Fund Market
    News
Mutual Fund News
    Service
Mutual Funds Magazine
Newsday
Newsweek
New York Daily News
The New York Times
No-Load Fund Investor
Pension World
Pensions and Investment
Personal Investor
Physicians Financial
    News
Jane Bryant Quinn
    (syndicated column)
Reuters
The San Francisco
     Chronicle
Securities Industry Daily
Smart Money
Smithsonian
Strategic Insight
Street.com

Time
Travel & Leisure
USA Today
U.S. News & World
     Report
Value Line
The Wall Street Journal
The Washington Post
Working Women
Worth
Your Money

        In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Fund. Comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may compare its performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average             New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index        American Stock Exchange Composite Index
Standard & Poor's 400 Industrials        Nasdaq Composite
Russell 2000 Index                       Nasdaq Industrials
Wilshire 5000
  (These indexes are widely recognized      (These indexes generally reflect the
  indicators of general U.S. stock          performance of stocks traded in the indicated
  market results.)                          markets.)

        In addition, the Fund may compare its performance to the indicated benchmarks:

               Lipper Equity Fund Average
               Lipper General Equity Fund Average
               Lipper International & Global Funds Average
               Lipper International Fund Index
               Morningstar All Equity Funds Average
               Morningstar Equity Fund Average
               Morningstar General Equity Average*
               Morningstar Hybrid Fund Average
               Morningstar U.S. Diversified Average
               *Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.

        The Lipper International Fund Index reflects the net asset value weighted return of the ten largest international funds. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify the Fund to a different category or develop (and place the Fund into) a new category, the Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

        The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

        Of course, past performance is not indicative of future results.

        To illustrate the historical returns on various types of financial assets, the Fund may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                              Common stocks
                              Small company stocks
                              Long-term corporate bonds
                              Long-term government bonds
                              Intermediate-term government bonds
                              U.S. Treasury bills
                              Consumer Price Index

        The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 TAX-DEFERRED INVESTMENT VS. TAXABLE INVESTMENT

 INTEREST RATE      6%             8%              10%             6%              8%             10%
  Compounding
     Years               Tax-Deferred Investment                           Taxable Investment
  -----------   ----------------------------------------        ----------------------------------------
      30        $124,992        $171,554        $242,340        $109,197        $135,346        $168,852
      25          90,053         115,177         150,484          82,067          97,780         117,014
      20          62,943          75,543          91,947          59,362          68,109          78,351
      15          41,684          47,304          54,099          40,358          44,675          49,514
      10          24,797          26,820          29,098          24,453          26,165          28,006
       5          11,178          11,613          12,072          11,141          11,546          11,965
       1           2,072           2,096           2,121           2,072           2,096           2,121

        Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

        From time to time, the Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe Counselor(SM) and the Stein Roe Personal Counselor(SM) programs and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

        The Fund (which is a series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of the Fund approved this policy of permitting the Fund to act as a feeder fund by investing in the Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Fund and the Portfolio. The management fees and expenses of the Fund and the Portfolio are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

        Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

        The Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated August 23, 1993. The Declaration of Trust of Base Trust provides that the Fund and other investors in the Portfolio will be liable for all obligations of the Portfolio that are not satisfied by the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and the Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

        The Declaration of Trust of Base Trust provides that the Portfolio will terminate 120 days after the withdrawal of the Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote the Fund's interests in the Portfolio for such continuation without approval of the Fund's shareholders.

        The common investment objectives of the Fund and the Portfolio are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to the Fund's shareholders.

        The fundamental policies of the Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If the Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of the Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in the

Portfolio. If other investors hold a majority interest in the Portfolio, they could have voting control over the Portfolio.

        In the event that the Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of the Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

        Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

        Base Trust may permit other investment companies and/or other institutional investors to invest in the Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in the Portfolio are not required to sell their shares at the same public offering price as the Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in the Portfolio. Investment by such other investors in the Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in the Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, the Portfolio's security holdings may become less diverse, resulting in increased risk.

        Information regarding other investors in the Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

        A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

        The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

Stein Roe Domestic Equity Funds

         Growth & Income Fund, Class S
         Disciplined Stock Fund


Prospectus
February 1, 2001






Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Each fund section contains the following information specific to that fund: investment goals; principal investment strategies; principal investment risks; fund performance; and your expenses.

Please keep this prospectus as your reference manual.


_        Growth & Income Fund, Class S

_        Disciplined Stock Fund

_        Financial Highlights

_        Your Account
                  Purchasing Shares
                  Opening an Account
                  Determining Share Price
                  Selling Shares
                  Exchanging Shares
                  Fund Policy on Trading of Fund Shares
                  Reporting to Shareholders
                  Dividends and Distributions

_        Other Investments and Risks

_        The Funds' Management
                  Investment Advisor
                  Portfolio Managers
                  Master/Feeder Fund Structure
-------------------------------------------------------------------------------

[Callout]
-------------------------------------------------------------------------------
DEFINING CAPITALIZATION
A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $8.4 billion, midcap companies had market capitalizations between $2.1 and $8.4 billion, and small-cap companies had market capitalizations less than $2.1 billion. These amounts are subject to change.
 [End Callout]


The Funds
Growth & Income Fund, Class S
                           This Fund is closed to new investors except for purchases by eligible investors as described under "Your Account."

Investment Goal Stein Roe Growth & Income Fund seeks to provide both growth of capital and current income.

Principal Investment Strategies.
Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may also invest up to 25% of its assets in foreign stocks. In selecting investments for the Fund, the advisor, uses a bottom-up, fundamental analysis to find well-managed businesses selling at very attractive valuations. The advisor focuses on the stocks of companies that have experienced management, broad, highly diversified product lines, deep financial resources, easy access to credit and a history of paying dividends.

The advisor may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.

Principal Investment Risks

         The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with competing funds.

         The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

         Foreign Securities

         Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets or imposition of currency exchange controls.




         An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency..

         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         Who Should Invest in the Fund?

         You may want to invest in Growth & Income Fund if you:
o want to invest in the stocks of large companies, but prefer to temper stock price fluctuations by combining growth with the potential of a steady source of income from dividends
o are a long-term investor looking for steady, not aggressive, growth potential
o are a first-time investor or want to invest primarily in just one stock fund

         Growth & Income Fund is not appropriate for investors who:
o        want to avoid the risk and volatility associated with stock market investing
o        are saving for a short-term investment
o        are not interested in generating taxable current income

Fund Performance The following charts show the Fund's performance for the past 10 calendar years through December 31, 2000. The returns include the effects of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         Year-by-Year Total Returns

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.



-------------------------------------------------------------------------------------------------------------------

--------- ---------- --------- ---------- ---------- --------- ---------- --------- ---------- --------- ----------

     45%
     40%
     35%
     30%  32.42%                                     30.15%
     25%                                                                  25.71%
     20%                                                       21.81%
     15%                                                                            19.54%
     10%             10.01%    12.86%                                                          11.13%
      5%                                                                                                 6.56%
      0%
     -5%                                  -0.14%
--------- ---------- --------- ---------- ---------- --------- ---------- --------- ---------- --------- ----------
--------- ---------- --------- ---------- ---------- --------- ---------- --------- ---------- --------- ----------
          1991       1992      1993       1994       1995      1996       1997      1998       1999      2000
--------- ---------- --------- ---------- ---------- --------- ---------- --------- ---------- --------- ----------
[  ] Growth & Income Fund
The Fund's year-to-date total return through December 31, 2000 was 6.32%.
Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd  quarter 1998 , -11.68%

         Average Annual Total Returns

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P 500 Index and the Morningstar large blend funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                                            Periods ending December 31, 2000
                                         ......................................
                                           1 yr          5 yr           10 yr
------------------------------------------------ ------------- ----------------
Growth & Income Fund, Class S                6.56%        16.74%        16.57%
S&P 500 Index*                              -9.10%        18.33%        17.44%

Morningstar Average**                       -6.97%        15.96%        15.66%

*The S&P 500 Index is an unmanaged group of stocks that differs from the Fund's composition; it is not available for direct investment.

**This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.



Your Expenses This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.



        (expenses that are deducted from Fund assets)
        .......................................................... ............
        Management fees(c)                                            0.75%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.37%
        ---------------------------------------------------------- ------------
        Total annual fund operating expenses                          1.12%

         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
         (c) The Portfolio pays a management fee of 0.60% and the Fund pays an administrative fee of
                0.15%.

       Expense Example

       This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:
o        $10,000 initial investment
o        5% return each year
o       the Fund's operating expenses remain constant as a percent of net assets
o        redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


                                        1 yr      3 yrs      5 yrs       10 yrs
-------------------------------- --------- ---------- ----------- ------------
--------------------------------- --------- ---------- ----------- ------------
Growth & Income Fund, Class S          $114      $356       $617        $1,363

The Funds
Disciplined Stock Fund
                                    This Fund is closed to new investors  except
                           for purchases by eligible investors as described under "Your Account."



Investment Goal   Stein Roe Disciplined Stock Fund seeks long-term growth.

Principal Investment Strategies Disciplined Stock Fund invests all of its assets in SR&F Disciplined Stock Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Disciplined Stock Portfolio invests primarily in common stocks of U.S. companies. The Portfolio emphasizes companies with medium market capitalizations but may invest in companies of any size including smaller capitalization companies. The Portfolio may also invest up to 25% of its assets in foreign stocks. In selecting investments for the Fund, the advisor uses a bottom-up, fundamental analysis to find well-managed businesses selling at very attractive valuations. The advisor will generally avoid growth stocks with very high relative price/earnings ratios and growth rates.



         The portfolio managers may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

         Principal Investment RisksThe principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.

         Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.

         Value stocks are securities of companies that may have experienced adverse business of industry developments or may be subject to special risks that have caused the stocks to be out of favor and undervalued in the advisor's opinion. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

         The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

         Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.


 .

         Foreign Securities

         Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program.

         For more information on the Portfolio's investment techniques, please refer to "Other Investments and Risks."

         Who Should Invest in the Fund?

         You may want to invest in Disciplined Stock Fund if you:
o want a Fund that focuses its investments on well-managed companies which are very attractively valued
o
o        are a long-term investor

         Disciplined Stock Fund is not appropriate for investors who:
o        want to avoid the volatility and risks of stock market investing
o        are saving for a short-term investment
o        need regular current income

Fund Performance The following charts show the Fund's performance for the past 10 calendar years through December 31, 2000. The returns include the effect of Fund expenses and the reinvestment of dividends and distributions. As with all mutual funds, past performance is no guarantee of future results.

         Year-by-Year Total Returns

         Year-by-year calendar total returns show the Fund's volatility over a period of time. This chart illustrates performance differences for each calendar year and provides an indication of the risks of investing in the Fund.

---------------------------------------------------------------------------------------------------------------------

---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- ---------- ----------

      40%
      35%
      30%  34.04%
      25%                                                                 25.94%
      20%                       20.42%
      15%                                            18.73%     18.81%                                     20.17
      10%             14.05%                                                                    10.51%
       5%
       0%
      -5%                                  -3.35%
     -10%
     -15%                                                                            -11.25%
---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- ---------- ----------
---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- ---------- ----------
           1991       1992      1993       1994      1995       1996      1997       1998       1999       2000
---------- ---------- --------- ---------- --------- ---------- --------- ---------- ---------- ---------- ----------
[  ] Disciplined Stock Fund
The Fund's year-to-date return through December 31, 2000 was 20.17%
Best quarter: 2nd quarter 1999, +20.87%
Worst quarter: 3rd quarter 1998, -18.13%

         Average Annual Total Returns

         Average annual total returns measure the Fund's performance over time. We compare the Fund's returns with returns for the S&P MidCap 400 Index and the Morningstar midcap blend funds category average ("Morningstar Average"). We show returns for calendar years to be consistent with the way other mutual funds report performance in their prospectuses. This provides an indication of the risks of investing in the Fund.


                                               Periods ending December 31, 2000
                                    .........................................
                                             1 yr          5 yr           10 yr
------------------------------------------------ ------------- ----------------
Disciplined Stock Fund                       20.17         12.02          14.06
S&P MidCap 400 Index*                        17.50         20.41          19.86
Morningstar Average                           3.37         14.45          15.76

*The S&P MidCap 400 Index is an unmanaged  group of stocks that differs from the
Fund's  composition;   it  is  not  available  for  direct  investment.
  **This
Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant its information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. It is not available for direct investment.

Your Expenses This table shows fees and expenses you may pay if you buy and hold shares of the Fund. You do not pay any sales charge when you purchase or sell your shares.(a) However, you pay various other indirect expenses because the Fund or the Portfolio pays fees and other expenses that reduce your investment return.


        (expenses that are deducted from Fund assets)
        ......................................................... ............
        Management fees(c)                                            0.90%
        Distribution (12b-1) fees                                     None
        Other expenses                                                0.32%
        ---------------------------------------------------------- ------------
        Total annual fund operating expenses                          1.22%

         (a) There is a $7 charge for wiring redemption proceeds to your bank. A fee of $5 per quarter may be charged to accounts that fall below the required minimum balance.
         (b) Annual fund operating expenses consist of Fund expenses plus the Fund's share of the expenses of the Portfolio. Fund expenses include management fees and administrative costs such as furnishing the Fund with offices and providing tax and compliance services.
         (c) Management fees include both the management fee and the administrative fee charged to the Fund.

       Expense Example

       This example compares the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the same hypothetical assumptions that other funds use in their prospectuses:
o        $10,000 initial investment
o        5% return each year
o       the Fund's operating expenses remain constant as a percent of net assets
o        redemption at the end of each time period

       Your actual costs may be higher or lower because in reality fund returns and operating expenses change. This example reflects expenses of both the Fund and the Portfolio. Expenses based on these assumptions are:


                                        1 yr      3 yrs      5 yrs       10 yrs
-------------------------------------------- ---------- ----------- ------------
-------------------------------------------- ---------- ----------- ------------
Disciplined Stock Fund                   124        387        670        1,477

 Financial Highlights

         The financial highlights tables explain the Funds' financial performance. Consistent with other mutual funds, we show information for the last five fiscal years or for the period of a Fund's operations (if shorter). Each Fund's fiscal year runs from October 1 to September
         30. The total returns in the table represent the return that investors earned assuming that they reinvested all dividends and distributions. Certain information in the tables reflects the financial results for a single Fund share. This information is included in the Funds' financial statements, which, for the years ended September 30, 2000 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the Funds' annual reports. The information for periods prior to 1999, is included in the Funds' financial statements which have been audited by other independent accounts, whose report expressed an unqualified opinion on the financial highlights.. To request an annual report, please call 800-338-2550.



Growth & Income Fund


                                                                  Years ended September 30,

                                                    2000        1999         1998        1997        1996
Net asset value, beginning of period                $26.14     $ 22.45       $ 22.91      $ 18.39    $ 16.65

Income from investment operations
Net investment income (a)                             0.09        0.22          0.24         0.30       0.27
Net  realized and unrealized gain
                                                      2.47        4.10          0.55         5.15       3.22
Total  from investment operations                     2.56        4.32          0.79         5.45       3.49

Distributions
Net investment income                                (0.12)      (0.25)        (0.28)       (0.28)     (0.32)
Net realized capital gains                           (1.15)      (0.38)        (0.97)       (0.65)     (1.43)
Total distributions                                  (1.27)      (0.63)        (1.25)       (0.93)     (1.75)

Net asset value, end of period                      $27.43     $ 26.14       $ 22.45      $ 22.91    $ 18.39

Total return (b)                                      10.00%      19.39%        3.45%      30.81%      22.67%


Net assets, end of period (000 omitted)              303,786    $375,789     $351,052    $337,466    $204,387
Ratio of net expenses to average net assets (c)         1.12     1.06(d)        1.07%       1.13%       1.18%
Ratio of net investment income to average net
   assets (f)                                          0.35%    0.79%(d)        1.02%       1.52%       1.65%
Portfolio turnover rate (a)                              29%          7%          11%        2%(e)        13%

(a)      Per share data was calculated using average shares outstanding during the period.
(b)      Total return at net asset value assuming all distributions reinvested.
(c)      Benefits derived from custody credits and  directed brokerage arrangements had no impact.
 (d) During the year ended  September 30, 1999, the Fund  experienced a one-time reduction  in its  expenses of 0.04% as a result of  expenses  accrued in a prior period.  The Fund's ratios disclosed above reflect the actual rate at which  expenses were incurred  through the current  fiscal year without the reduction.
(d)      Prior to the commencement of the Portfolio.
(e)      Portfolio turnover for the Portfolio.


Disciplined Stock Fund


                                                                     Years ended September 30,

                                                    2000        1999          1998          1997          1996
Net asset value, beginning of period                $22.61     $ 24.48      $ 33.79          $ 27.39       $ 25.26

Income from investment operations
Net investment income (loss) (a)                      0.07        0.17         0.07            (0.06)         0.01
Net realized and unrealized gain (loss)
     allocated from Portfolio                         2.55        2.64        (6.06)            8.57          4.14
Total from investment operations                      2.62        2.81        (5.99)            8.51          4.15

Distributions
Net investment income                                (0.11)      (0.11)            --            --          (0.11)
Net realized capital gains                           (5.00)      (4.57)       (3.32)           (2.11)        (1.91)
Total distributions                                  (5.11)      (4.68)       (3.32)           (2.11)        (2.02)

Net asset value, end of period                      $20.12     $ 22.61      $ 24.48          $ 33.79       $ 27.39

Total return                                           15.38      13.57%       (19.17%)        33.67%        17.89%


Net assets, end of period (000 omitted)          $488,696    $593,526          $911,650    $1,327,578    $1,158,498
Ratio of net expenses to average net assets            1.22%    1.16%(b)          1.13%         1.14%         1.18%
Ratio of net investment income (loss) to
   average net assets                                   0.37    0.63%(b)          0.21%        (0.17%)        0.03%
Portfolio turnover rate (d)                              38%         47%            46%          7%(c)       32%(c)

(a)  .
(b) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of 0.09% as a result of expenses accrued in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses were incurred through the current fiscal year without the reduction.
(c)      Prior to commencement of the Portfolio.
(d)  Portfolio turnover for the Portfolio.

Your Account

Purchasing Shares You will not pay a sales charge when you purchase Fund shares.
         Your purchases are made at the net asset value next determined after the Fund receives your check, wire transfer or electronic transfer. If a Fund receives your check, wire transfer or electronic transfer after the close of regular trading on the New York Stock Exchange
         (NYSE)--normally 4 p.m. Eastern time--your purchase is effective on the next business day.

         Growth & Income Fund and Disciplined Stock Fund Account

          On October 26, 2000 the Board of Trustees of the Funds approved a proposal to reorganize the Growth & Income Fund into the Liberty Growth & Income Fund and Disciplined Stock Fund into Liberty Select Value Fund (Acquiring Fund), subject to shareholder approval. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on January 25, 2001. If approved on that date, the reorganization is proposed to take place in February, 2001. Shareholders of the Fund were mailed information detailing the proposal on or about November 20, 2000.

In connection with the proposed reorganization of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received will be rejected by the Fund.

         If you have questions about your eligibility to purchase shares of Disciplined Stock Fundor Class S shares of Growth & Income Fund, please call 800-338-2550.

         Purchases through Third Parties

         If you purchase Fund shares through certain broker-dealers, banks or other intermediaries (intermediaries), they may charge a fee for their services. They may also place limits on your ability to use services the Funds offer. There are no charges or limitations if you purchase shares directly from a Fund, except those fees described in this prospectus.

         If an intermediary is an agent or designee of the Funds, orders are processed at the net asset value next calculated after the intermediary receives the order. The intermediary must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

         Conditions of Purchase

         An order to purchase Fund shares is not binding unless and until an authorized officer, agent or designee of the Fund accepts it. Once we accept your purchase order, you may not cancel or revoke it; however, you may redeem your shares. A Fund may reject any purchase order if it determines that the order is not in the best interests of the Fund and its investors. A Fund may waive or lower its investment minimums for any reason. If you participate in the Stein Roe CounselorSM program the minimum initial investment is determined by this program.


                                               Minimum to Open an    Minimum Addition  Minimum Balance
Type of Account                                      Account

--------------------------------------------- ---------------------- ----------------- ----------------

Regular                                               $2,500                $100           $1,000

Custodial (UGMA/UTMA)                                 $1,000                $100           $1,000

Automatic Investment Plan                             $1,000                 $50               --

Roth and Traditional IRA                                $500                 $50             $500

Educational IRA                                         $500                 $50*            $500

       *Maximum $500 contribution per year per child.


Opening an Account


                          BY MAIL:                                      BY WIRE:
------------------------- --------------------------------------------- ----------------------------------------------

Opening an Account        Complete the application.                     Mail your application to the address listed
                          Make check payable to Stein Roe Mutual        on the left, then call 800-338-2550 to
                          Funds.                                        obtain an account number.  Include your
                                                                        Social Security Number.  To wire funds, use
                          Mail application and check to:                the instructions below.
                              Liberty Funds Services Inc.
                              P.O. Box 8900                             Fund Numbers:
                              Boston, MA 02205                          11--Growth & Income Fund (Class S)
                                                                        34--Disciplined Stock Fund

Adding to an Account      Make check payable to Stein Roe Mutual        Wire funds to:
                          Funds.  Be sure to write your account             Bank Boston
                          number on the check.                             ABA:  011000390
                                                                           Attn: LFS, Account No. 98227776
                          Fill out investment slip (stub from your         Fund No. __; Stein Roe ____ Fund
                          statement or confirmation) or include a          Your name (exactly as in the
                          note indicating the amount of your                  registration).
                          purchase, your account number, and the name      Fund account number.
                          in which your account is registered.

                          Mail check with investment slip or note to the address above.





                     BY ELECTRONIC FUNDS TRANSFER:                                              THROUGH AN
                                                            BY EXCHANGE:                        INTERMEDIARY:
-------------------- -------------------------------------- ----------------------------------- ----------------------

Opening an Account   You cannot open a new account via      By mail, phone, or automatically    Contact your
                     electronic transfer.                   (be sure to elect the Automatic     financial
                                                            Exchange Privilege on your          professional.
                                                            application).

Adding to an         Call 800-338-2550 to make your         By mail, phone, or automatically    Contact your
Account              purchase.  To set up prescheduled      (be sure to elect the Automatic     financial
                     purchases, be sure to elect the        Exchange Privilege on your          professional.
                     Automatic Investment Plan (Stein Roe   application).
                     AssetSM Builder) option on your
                     application.

         All checks must be made payable in U. S. dollars and drawn on U. S. banks. Money orders and third-party checks will not be accepted.

Determining Share  Price () A Fund's  share  price is its net asset  value  next determined. Net asset value is the difference between the values of a Fund's assets and liabilities divided by the number of shares outstanding. We determine net asset value at the close of regular trading on the NYSE--normally 4 p.m. Eastern time. If you place an order after that time, you receive the share price determined on the next business day.

         To calculate the net asset value on a given day, we value each stock listed or traded on a stock exchange at its latest sale price on that day. If there are no sales that day, we value the security at the most recently quoted bid price. We value each over-the-counter security or National Association of Securities Dealers Automated Quotation (Nasdaq) security as of the last sale price for that day. We value all other over-the-counter securities that have reliable quotes at the latest quoted bid price.

         We value long-term debt obligations and securities convertible into common stock at fair value. Pricing services provide the Funds with the value of the securities. When the price of a security is not available, including days when we determine that the sale or bid price of the security does not reflect that security's market value, we value the security at a fair value determined in good faith under procedures established by the Board of Trustees.

         We value a security at fair value when events have occurred after the last available market price and before the close of the NYSE that materially affect the security's price. In the case of foreign securities, this could include events occurring after the close of the foreign market and before the close of the NYSE. Foreign securities may trade on days when the NYSE is closed. We will not price shares on days that the NYSE is closed for trading. You will not be able to purchase or redeem shares until the next NYSE-trading day.

Selling Shares You may sell your shares any day the Funds are open for business. Please follow the instructions below.

SELLING SHARES BY MAIL: Send a letter of instruction, in English, including your account number and the dollar value or number of shares you wish to sell. Sign the request exactly as the account is registered. Be sure to include a signature guarantee. All supporting legal documents as required from executors, trustees, administrators, or others acting on accounts not registered in their names, must accompany the request. We will mail the check to your registered address.

BY PHONE: You may sell your shares by telephone and request that a check be sent to your address of record by calling 800-338-2550, unless you have notified the Fund of an address change within the previous 30 days.. The dollar limit for telephone redemptions is $100,000 in a 30-day period. This feature is automatically added to your account unless you decline it on your application.

BY WIRE: Fill out the appropriate areas of the account application for this feature. Proceeds of $1,000 or more ($100,000 maximum) may be wired to your predesignated bank account. Call 800-338-2550 to give instructions to Stein Roe. There is a $7 charge for wiring redemption proceeds to your bank.

BY ELECTRONIC TRANSFER: Fill out the appropriate areas of the account application for this feature. To request an electronic transfer (not less than $50; not more than $100,000), call 800-338-2550. We will transfer your sale proceeds electronically to your bank. The bank must be a member of the Automated Clearing House.

BY EXCHANGE:              Call 800-338-2550 to exchange any portion of your
                          Fund shares for shares in any other
                             Stein Roe no-load fund.

BY AUTOMATIC EXCHANGE: Fill out the appropriate areas of the account application for this feature. Redeem a fixed amount on a regular basis (not less than $50 per month; not more than $100,000) from a Fund for investment in another Stein Roe no-load fund.

         What You Need to Know When Selling Shares

         Once we receive and accept your order to sell shares, you may not cancel or revoke it. We cannot accept an order to sell that specifies a particular date or price or any other special conditions. If you have any questions about the requirements for selling your shares, please call 800-338-2550 before submitting your order.

         A Fund redeems shares at the net asset value next determined after an order has been accepted. We mail proceeds within seven days after the sale. The Funds normally pay wire redemption or electronic transfer proceeds on the next business day.

         We will not pay sale proceeds until your shares are paid for. If you attempt to sell shares purchased by check or electronic transfer within 15 days of the purchase date, we will delay sending the sale proceeds until we can verify that those shares are paid for. You may avoid this delay by purchasing shares by a federal funds wire.

         We use procedures reasonably designed to confirm that telephone instructions are genuine. These include recording the conversation, testing the identity of the caller by asking for account information, and sending prompt written confirmation of the transaction to the shareholder of record. If these procedures are followed, the Fund and its service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

         If the amount you redeem is in excess of the lesser of (1)  $250,000 or
         (2) 1% of a Fund's net assets, the Fund may pay the redemption "in kind." This is payment in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities.

         Involuntary Redemption

         If your account value falls below $1,000, the Fund may redeem your shares and send the proceeds to the registered address. You will receive notice 30 days before this happens. If your account falls below $10, the Fund may redeem your shares without notice to you.

         Low Balance Fee

         Due to the expense of maintaining accounts with low balances, if your account balance falls below $2,000 ($800 for custodial accounts), you will be charged a low balance fee of $5 per quarter. The low balance fee does not apply to: (1) shareholders whose accounts in the Stein Roe Funds total $50,000 or more; (2) Stein Roe IRAs; (3) other Stein Roe prototype retirement plans; (4) accounts with automatic investment plans (unless regular investments have been discontinued); or (5) omnibus or nominee accounts. A Fund can waive the fee, at its discretion, in the event of significant market corrections.

Exchanging Shares You may  exchange  Fund  shares for shares of other  Stein Roe no-load funds. Call 800-338-2550 to request a prospectus and application for the fund you wish to exchange into. Please be sure to read the prospectus carefully before you exchange your shares.

         The account you exchange into must be registered exactly the same as the account you exchange from. You must meet all investment minimum requirements for the fund you wish to exchange into before we can process your exchange transaction.

         An exchange is a redemption and purchase of shares for tax purposes, and you may realize a gain or a loss when you exchange Fund shares for shares of another fund.

         We may change, suspend or eliminate the exchange service after notification to you.

         Generally, we limit you to four telephone exchanges "roundtrips" per year. A roundtrip is an exchange out of a Fund into another Stein Roe no-load fund and then back to that Fund.

Fund Policy on Trading of Fund Shares The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Funds, the Funds reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive a Fund. The Fund into which you would like to exchange also may reject your request.



Reportingto Shareholders To reduce the volume of mail you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 800-338-2550 if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Dividendsand Distributions Each Fund distributes, at least once a year, virtually all of its net investment income and net realized capital gains. The Balanced Fund pay dividends quarterly.

         A dividend from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses.

         A capital gain is the increase in value of a security that the Fund holds. The gain is "unrealized" until the security is sold. Each realized capital gain is either short term or long term depending on whether the Fund held the security for one year or less or more than one year, regardless of how long you have held your Fund shares.

         When a Fund makes a distribution of income or capital gains, the distribution is automatically invested in additional shares of that Fund unless you elect on the account application to have distributions paid by check.

------------------------------------------------------------------------------
[callout]
------------------------------------------------------------------------------
OPTIONS FOR RECEIVING DISTRIBUTION AND REDEMPTION PROCEEDS:
o        by check
------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o        by electronic transfer into your bank account
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
o        a purchase of shares of another Stein Roe fund
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
o        a purchase of shares in a Stein Roe fund account of another person
-------------------------------------------------------------------------------
------------------------------------------------------------------------------
[/callout]
-------------------------------------------------------------------------------

         If you elect to receive distributions by check and a distribution check is returned to a Fund as undeliverable, or if you do not present a distribution check for payment within six months, we will change the distribution option on your account and reinvest the proceeds of the check in additional shares of that Fund. You will not receive any interest on amounts represented by uncashed distribution or redemption checks.

         Tax Consequences

         You are subject to federal income tax on both dividends and capital gains distributions whether you elect to receive them in cash or reinvest them in additional Fund shares. If a Fund declares a distribution in December, but does not pay it until after December 31, you will be taxed as if the distribution were paid in December. Stein Roe will process your distributions and send you a statement for tax purposes each year showing the source of distributions for the preceding year.

--------------- ----------------------------------------------------------------


Income dividend                                     Ordinary income

Short-term capital gain distribution                Ordinary income

Long-term capital gain distribution                 Capital gain

Sale of shares owned one year or less               Gain is ordinary income;
                                             loss is subject to special rules

Sale of shares owned more than one year             Capital gain or loss
------- ----------------------------------------------------------------

         In addition to the dividends and capital gains distributions made by a Fund, you may realize a capital gain or loss when selling and exchanging Fund shares. Such transactions may be subject to federal income tax.

         This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax advisor about the tax consequences of an investment in a Fund.

Other Investments and Risks

         The Funds' principal investment strategies and their associated risks are described above. This section describes other investments the Funds and Portfolios may make and the risks associated with them. In seeking to achieve their investment goals, the Funds and Portfolios may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and Portfolios and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Funds' Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Funds' shareholders is not required to modify or change any of the Funds' investment goals or investment strategies.





Futures and Options Growth & Income Portfolio use futures to gain exposure to groups of stocks or individual issuers. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Futures and options are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

PortfolioTurnover   There  are  no  limits  on   turnover.   Turnover  may  vary
         significantly from year to year. Stein Roe does not expect it to exceed 100 % under normal conditions. The Funds and Portfolios generally intend to purchase securities for long-term investment although, to a limited extent, they may purchase securities (including securities purchased in initial public offerings) in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce a Fund's return.

TemporaryDefensive Positions At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, that Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent that Fund from achieving its investment goals.

InterfundLending Program The Funds and Portfolios may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

The Funds' Management

Investment Adviser Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group, LLC (LFG), One South Wacker Drive, Chicago, IL 60606, manages the day-to-day operations of the Funds and Portfolios. Stein Roe (and its predecessor) has advised and managed mutual funds since 1949. For the fiscal year ended September 30, 2000, the Funds and Portfolios paid to Stein Roe the following aggregate fees (as a percent of average net assets):




Growth & Income Fund                     0.75

Disciplined Stock Fund                   0.90

         Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, including Colonial Management Associates, Inc. (Colonial). The LFG business unit is managed by a single management team. Colonial and other LFG entities also share personnel, facilities, and systems with Stein Roe that may be used in providing administrative or operational services to the Funds. Colonial is a registered investment adviser. Stein Roe also has a wealth management business that is not part of LFG and is managed by a different team. Stein Roe and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

         Stein  Roe may use the  services  of  AlphaTrade  Inc.,  an  affiliated
         broker-dealer,   when  buying  or  selling  equity   securities  for  a
         portfolio, pursuant to procedures adopted by the Board of Trustees.

Portfolio Managers

GROWTH & INCOME FUND

Harvey B. Hirschhorn, a senior vice president of Stein Roe and is affiliated with and managed other funds for Stein Roe since 1973. Mr. Hirschorn has co-managed the Growth & Income Fund since August 2000.

Scott Schermerhorn has been affiliated with and has managed various other funds for Colonial Management Associates, Inc., since October, 1998. He was head of the value team at Federated Investors from May, 1996 to October 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond as well as other institutional accounts. Prior to 1996, He was a member of the growth and income team at J&W Seligman. He has co-managed the Growth & Income Fund since August 2000.



Daniel K. Cantor joined Stein Roe in 1985 as an equity analyst and served as an advisor to Stein Roe Private Capital Management from 1992 to 1995. Mr. Cantor is a senior vice president. A chartered financial analyst, he received a B.A. degree from the University of Rochester and an M.B.A. degree from the Wharton School of the University of Pennsylvania. He has managed the Fund since May 1999.


         Jeffrey C. Kinzel joined Stein Roe in 1991. He has served as a senior equity analyst and core portfolio team member for Stein Roe in addition to his portfolio management responsibilities. He is a senior vice president of Stein Roe. A certified financial analyst, he holds a bachelor's degree from Northwestern University, a law degree from the University of Michigan, and a master's degree in business administration from the Wharton School of the University of Pennsylvania. He has managed the Fund since November 1999.



Master/Feeder Fund  Structure  Unlike  mutual  funds that  directly  acquire and manage their own portfolios of securities, the Funds are "feeder" funds in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities (the Fund's corresponding Portfolio) that has investment objectives and policies substantially identical to those of the Fund. The investment performance of a Fund depends upon the investment performance of its Portfolio. If the investment policies of a Fund and its Portfolio became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the SAI.

For More Information

You can obtain more information about the Funds' investments in their semiannual and annual reports to investors. These reports discuss the market conditions and investment strategies that affected the Funds' performance over the past six months and year.

You may wish to read the Funds' SAI for more information. The SAI is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus and you are deemed to have been told of its contents.

To obtain free copies of the Funds' semiannual and annual reports, latest quarterly profile, or the SAI or to request other information about the Funds, write or call:

Stein Roe Mutual Funds
One Financial Center
Boston, MA  02111
800-338-2550

www.steinroe.com

Information about the Funds (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission (SEC) in Washington, D.C. Information on the Public Reference Room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act file number:
 Liberty-Stein Roe Funds Investment Trust:  811-04978
o        Stein Roe Growth & Income Fund Class S
o        Stein Roe Disciplined Stock Fund


                         LIBERTY FUNDS DISTRIBUTOR, INC.

                  Statement of Additional Information Dated February 1, 2001

                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                      One Financial Plaza, Boston, MA 02111
                                  800-338-2550

                     Stein Roe Growth & Income Fund Class S
                          Stein Disciplined Stock Fund

         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Funds' prospectus dated February 1, 2001 and any supplements thereto
("Prospectus"). Financial statements, which are contained in the Funds' September 30, 2000, Annual Reports, are incorporated by reference into this SAI. The Prospectus and Annual Reports may be obtained at no charge by telephoning 800-338-2550.

                                TABLE OF CONTENTS
                                                                                                                 Page
General Information and History..........................................................................2
Investment Policies......................................................................................4
Portfolio Investments and Strategies.....................................................................4
Investment Restrictions.................................................................................19
Additional Investment Considerations....................................................................21
Purchases and Redemptions...............................................................................22
Management..............................................................................................27
Financial Statements....................................................................................34
Principal Shareholders..................................................................................34
Investment Advisory and Other Services..................................................................35
Distributor.............................................................................................37
Transfer Agent..........................................................................................38
Custodian...............................................................................................38
Independent Accountants.................................................................................39
Portfolio Transactions..................................................................................39
Additional Income Tax Considerations....................................................................45
Investment Performance..................................................................................46
Master Fund/Feeder Fund: Structure and Risk Factors.....................................................51
Appendix--Ratings.......................................................................................52


                         GENERAL INFORMATION AND HISTORY

 .........The mutual funds described in this SAI (referred to collectively as the
"Funds") are separate series of Liberty-Stein Roe Funds Investment Trust (the "Trust"). The Funds and the dates they commenced operations are:

-------------------------------------------------------------- -----------------
                                                                Commencement
                                          Fund                     Date
--------------------------------------------------------------------------------
------------------------------------------------------------------------------
Stein Roe Growth & Income Fund, Class S ("Growth & Income Fund")   03/24/87
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Stein Roe Disciplined Stock Fund ("Disciplined Stock Fund")       05/22/68
-------------------------------------------------------------------------------

         On February 1, 1996, the names of the Trust and of each then-existing Fund were changed to separate "SteinRoe" into two words. The name of the Trust was changed on October 18, 1999, from "Stein Roe Investment Trust to "Liberty-Stein Roe Funds Investment Trust." Prior to February 1, 1996, Growth & Income Fund was named SteinRoe Prime Equities; and the name of Disciplined Stock Fund was Stein Roe Special Fund.

         Stein Roe Growth & Income Fund, Class S, is a separate class of Liberty Value Opportunities Fund.

         The Trust is a Massachusetts business trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated January 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes of shares, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

         Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

         Each share of a series (or class thereof) is entitled to participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

         Rather than invest in securities directly, certain Funds seek to achieve their objectives by pooling their assets with those of other investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs. Each feeder Fund has invested all of its assets in a separate master fund that is a series of SR&F Base Trust since February 3, 1997:

          Feeder Fund                                               Master Fund
          -----------                                               -----------

Growth & Income Fund                 SR&F Growth & Income Portfolio ("Growth & Income Portfolio")
Disciplined Stock Fund            SR&F Disciplined Stock Portfolio ("Disciplined Stock Portfolio")


         The master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors.

         Stein Roe & Farnham Incorporated ("Stein Roe") provides administrative and accounting and recordkeeping services to the Funds and Portfolios and provides investment management services to each Portfolio
                               INVESTMENT POLICIES

         The Trust and SR&F Base Trust are open-end management investment companies. The Funds and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

         The investment objectives and policies are described in the prospectuses under The Funds. In pursuing its respective objective, each Fund or Portfolio may employ the investment techniques described in its Prospectus and Portfolio Investments and Strategies in this SAI. Each investment objective is a non-fundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES

         Unless otherwise noted, for purposes of discussion under Portfolio Investments and Strategies, the term "Fund" refers to each Fund and each Portfolio.

Debt Securities

         In pursuing its investment objective, each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

         Investments in debt securities by Growth & Income Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Disciplined Stock Portfolio, and may invest up to 35% of their assets in debt securities, but do not expect to invest more than 5% of their assets in debt securities that are rated below investment grade.

         Securities in the fourth highest grade may possess speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

         Securities that are rated below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

         When Stein Roe determines that adverse market or economic conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

         Consistent with its objective, a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

         Derivatives are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

         The successful use of Derivatives depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

         No Fund currently intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

         Some mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

         Mortgage-backed securities provide either a pro rata interest in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

         Non-mortgage asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

         Floating rate instruments provide for periodic adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

         By investing in convertible securities, a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Fund are frequently rated investment grade, a Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

         Each Fund may invest up to 25% of its total assets in foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.

                  With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

         Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

         Although the Funds will try to invest in companies and governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

         Currency Exchange Transactions. Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts ("forward contracts"). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

         The Funds' foreign currency exchange transactions are limited to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

         At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Structured Notes

         Structured Notes are Derivatives on which the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and the London Interbank Offered Rate ("LIBOR")), stock indices such as the S&P 500 Index and the price fluctuations of a particular security. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of Structured Notes allows a Fund to tailor its investments to the specific risks and returns Stein Roe wishes to accept while avoiding or reducing certain other risks.

Swaps, Caps, Floors and Collars

         A Fund may enter into swaps and may purchase or sell related caps, floors and collars. A Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Funds intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream a Fund may be obligated to pay.

         A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. A Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

         A swap agreement tends to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its net asset value.

         The performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

         The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

         At the time a Fund enters into swap arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

         Subject to restriction (5) under Investment Restrictions in this SAI, a Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended September 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

         A Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

         A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

         A Fund may enter into reverse repurchase agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended September 30, 2000.

         At the time a Fund enters into a binding obligation to purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

         A Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. Other than , a Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

         In a short sale against the box, a Fund does not deliver from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent amount of the securities sold short or securities convertible into or exchangeable for such securities at no additional cost. A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. A Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

         Short sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

         Short sale transactions involve certain risks. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. Up to 20% of the assets of Balanced Portfolio may be involved in short sales against the box, but no other Fund currently expects that more than 5% of its total assets would be involved in short sales against the box.

Rule 144A Securities

         A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

         Subject to restriction (6) under Investment Restrictions in this SAI, a Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

         Pursuant to an exemptive order issued by the Securities and Exchange Commission, a Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. A Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

         Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. At times, Disciplined Stock Portfolio may invest for short-term capital appreciation. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Funds' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

         A Fund may purchase and sell put options and call options on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

         An option on a security (or index) is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         A Fund will write call options and put options only if they are "covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

         If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

         A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

         A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

         Risks Associated with Options on Securities and Indexes. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

         If trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

         A Fund may use interest rate futures contracts, index futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

         A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

         A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

         The success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

         When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. A Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

         A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

         Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

         There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

         Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

         There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

         If other options, futures contracts, or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

         A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of the Fund's total assets.

         When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or liquid securities (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or liquid securities (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

         A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

         In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

         If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

         If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.

         Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

         If a Fund writes an equity call option4 other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

         A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

         For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

         If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

         In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.

         Each Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

         The Taxpayer Relief Act of 1997 (the "Act") imposed constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

The  Funds  and  the   Portfolios   operate  under  the   following   investment
restrictions. No Fund or Portfolio may:

         (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.

         The above restrictions (other than bracketed portions thereof and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, other than 1 and 2) are fundamental policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. Each Fund and, in the case of Disciplined Stock Fund and Disciplined Stock Portfolio, together with restrictions 1 and 2 above, is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

  ) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

(e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) [ only] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions); [all other Funds and Portfolios] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (j) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

         Stein Roe seeks to provide superior long-term investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

         In general, equity mutual funds emphasize long-term capital appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                            PURCHASES AND REDEMPTIONS

Closed Funds

         On October 26, 2000 the Board of Trustees of the Funds approved a proposal to reorganize the Growth & Income Fund into the Liberty Growth & Income Fund and Disciplined Stock Fund into Liberty Select Value Fund (Acquiring Fund), subject to shareholder approval. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on January 25, 2001. If approved on that date, the reorganization is proposed to take place in February, 2001. Shareholders of the Fund were mailed information detailing the proposal on or about November 20, 2000.

In connection with the proposed reorganization of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received will be rejected by the Fund.

 .


         If you have questions about your eligibility to purchase shares of Disciplined Stock Fund or Class S shares ofGrowth & Income Fund , please call 800-338-2550.

Purchases Through Third Parties

         You may purchase (or redeem) shares through certain broker-dealers, banks, or other intermediaries ("Intermediaries"). The state of Texas has asked that investment companies disclose in their SAIs, as a reminder to any such bank or institution, that it must be registered as a securities dealer in Texas. Intermediaries may charge for their services or place limitations on the extent to which you may use the services offered by the Trust. It is the responsibility of any such Intermediary to establish procedures insuring the prompt transmission to the Trust of any such purchase order. An Intermediary, who accepts orders that are processed at the net asset value next determined after receipt of the order by the Intermediary, accepts such orders as authorized agent or designee of the Fund. The Intermediary is required to segregate any orders received on a business day after the close of regular session trading on the New York Stock Exchange and transmit those orders separately for execution at the net asset value next determined after that business day.

         Some Intermediaries that maintain nominee accounts with the Funds for their clients for whom they hold Fund shares charge an annual fee of up to 0.35% of the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. Stein Roe and the Funds' transfer agent share in the expense of these fees, and Stein Roe pays all sales and promotional expenses.

Net Asset Value

         The net asset value of each Fund is determined on days on which the New York Stock Exchange (the "NYSE") is open for regular session trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 4 p.m., Eastern time. Please refer to Your Account--Determining Share Price in the Prospectuses for additional information on how the purchase and redemption price of Fund shares is determined.

General Redemption Policies

         The Trust intends to pay all redemptions in cash. The Trust retains the right, subject to the Rule 18f-1 notice described below, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund or Portfolio in lieu of cash. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions. The Trust filed a Notification of Election pursuant to Rule 18f-1 under the Investment Company Act of 1940 with the Securities and Exchange Commission which commits the Funds to pay in cash all requests for redemptions by any shareholder, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period.

         The Trust reserves the right to suspend or postpone redemptions of shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets not reasonably practicable.

         You may not cancel or revoke your redemption order once instructions have been received and accepted. The Trust cannot accept a redemption request that specifies a particular date or price for redemption or any special conditions. Please call 800-338-2550 if you have any questions about requirements for a redemption before submitting your request. The Trust reserves the right to require a properly completed application before making payment for shares redeemed.

         The Trust will generally mail payment for shares redeemed within seven days after proper instructions are received. However, the Trust normally intends to pay proceeds of a Telephone Redemption paid by wire on the next business day. If you attempt to redeem shares within 15 days after they have been purchased by check or electronic transfer, the Trust will delay payment of the redemption proceeds to you until it can verify that payment for the purchase of those shares has been (or will be) collected. To reduce such delays, the Trust recommends that your purchase be made by federal funds wire through your bank.

         Generally, you may not use any Special Redemption Privilege to redeem shares purchased by check (other than certified or cashiers' checks) or electronic transfer until 15 days after their date of purchase. The Trust reserves the right at any time without prior notice to suspend, limit, modify, or terminate any Privilege or its use in any manner by any person or class.

         Neither the Trust, its transfer agent, nor their respective officers, trustees, directors, employees, or agents will be responsible for the authenticity of instructions provided under the Privileges, nor for any loss, liability, cost or expense for acting upon instructions furnished thereunder if they reasonably believe that such instructions are genuine. The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone under any Special Redemption Privilege or the Special Electronic
Transfer Redemption Privilege are genuine. Use of any Special Redemption Privilege or the Special Electronic Transfer Redemption Privilege authorizes the Funds and their transfer agent to tape-record all instructions to redeem. In addition, callers are asked to identify the account number and registration, and may be required to provide other forms of identification. Written confirmations of transactions are mailed promptly to the registered address; a legend on the confirmation requests that the shareholder review the transactions and inform the Fund immediately if there is a problem. If the Funds do not follow reasonable procedures for protecting shareholders against loss on telephone transactions, it may be liable for any losses due to unauthorized or fraudulent instructions.

         Shares in any account you maintain with a Fund or any of the other Stein Roe Funds may be redeemed to the extent necessary to reimburse any Stein Roe Fund for any loss you cause it to sustain (such as loss from an uncollected check or electronic transfer for the purchase of shares, or any liability under the Internal Revenue Code provisions on backup withholding).

         The Trust reserves the right to suspend or terminate, at any time and without prior notice, the use of the Telephone Exchange Privilege by any person or class of persons. The Trust believes that use of the Telephone Exchange Privilege by investors utilizing market-timing strategies adversely affects the Funds. Therefore, regardless of the number of telephone exchange round-trips made by an investor, the Trust generally will not honor requests for Telephone Exchanges by shareholders identified by the Trust as "market-timers" if the officers of the Trust determine the order not to be in the best interests of the Trust or its shareholders. The Trust generally identifies as a "market-timer" an investor whose investment decisions appear to be based on actual or anticipated near-term changes in the securities markets other than for investment considerations. Moreover, the Trust reserves the right to suspend, limit, modify, or terminate, at any time and without prior notice, the Telephone Exchange Privilege in its entirety. Because such a step would be taken only if the Board of Trustees believes it would be in the best interests of the Funds, the Trust expects that it would provide shareholders with prior written notice of any such action unless the resulting delay in the suspension, limitation, modification, or termination of the Telephone Exchange Privilege would adversely affect the Funds. If the Trust were to suspend, limit, modify, or terminate the Telephone Exchange Privilege, a shareholder expecting to make a Telephone Exchange might find that an exchange could not be processed or that there might be a delay in the implementation of the exchange. During periods of volatile economic and market conditions, you may have difficulty placing your exchange by telephone.

         The Telephone Exchange Privilege and the Telephone Redemption by Check Privilege will be established automatically for you when you open your account unless you decline these Privileges on your application. Other Privileges must be specifically elected. A signature guarantee may be required to establish a Privilege after you open your account. If you establish both the Telephone Redemption by Wire Privilege and the Electronic Transfer Privilege, the bank account that you designate for both Privileges must be the same. The Telephone Redemption by Check Privilege, Telephone Redemption by Wire Privilege, and Special Electronic Transfer Redemptions may not be used to redeem shares held by a tax-sheltered retirement plan sponsored by Stein Roe.

Redemption Privileges

         Exchange Privilege. You may redeem all or any portion of your Fund shares and use the proceeds to purchase shares of any other no-load Stein Roe Fund offered for sale in your state if your signed, properly completed application is on file. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in capital gain or loss. Before exercising the Exchange Privilege, you should obtain the prospectus for the no-load Stein Roe Fund in which you wish to invest and read it carefully. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made and the amount you exchange must meet any applicable minimum investment of the no-load Stein Roe Fund being purchased.

         Telephone Exchange Privilege. You may use the Telephone Exchange Privilege to exchange an amount of $50 or more from your account by calling 800-338-2550 or by sending a telegram; new accounts opened by exchange are subject to the $2,500 initial purchase minimum. Generally, you will be limited to four Telephone Exchange round-trips per year and the Funds may refuse requests for Telephone Exchanges in excess of four round-trips (a round-trip being the exchange out of a Fund into another no-load Stein Roe Fund, and then back to that Fund). In addition, the Trust's general redemption policies apply to redemptions of shares by Telephone Exchange.

         Automatic Exchanges. You may use the Automatic Exchange Privilege to automatically redeem a fixed amount from your Fund account for investment in another no-load Stein Roe Fund account on a regular basis ($50 minimum; $100,000 maximum).

         Telephone Redemption by Wire Privilege. You may use this Privilege to redeem shares from your account ($1,000 minimum; $100,000 maximum) by calling 800-338-2550. The proceeds will be transmitted by wire to your account at a commercial bank previously designated by you that is a member of the Federal Reserve System. The fee for wiring proceeds (currently $7.00 per transaction) will be deducted from the amount wired.

         Telephone Redemption by Check Privilege. You may use the Telephone Redemption by Check Privilege to redeem shares from your account by calling 800-338-2550. Telephone redemptions are limited to a total of $100,000 in a 30-day period. The proceeds will be sent by check to your registered address.

         Electronic Transfer Privilege. You may redeem shares by calling 800-338-2550 and requesting an electronic transfer ("Special Redemption") of the proceeds to a bank account previously designated by you at a bank that is a member of the Automated Clearing House. You may also request electronic transfers at scheduled intervals ("Automatic Redemptions"). A Special Redemption request received by telephone after 4 p.m., Eastern time, is deemed received on the next business day. You may purchase Fund shares directly from your bank account either at regular intervals ("Regular Investments") or upon your request ("Special Investments"). Electronic transfers are subject to a $50 minimum and a $100,000 maximum. You may also have income dividends and capital gains distributions deposited directly into your bank account ("Automatic Dividend Deposits").

         Systematic Withdrawals. You may have a fixed dollar amount, declining balance, or fixed percentage of your account redeemed and sent at regular intervals by check to you or another payee.

         Dividend Purchase Option. You may have distributions from one Fund account automatically invested in another no-load Stein Roe Fund account. Before establishing this option, you should obtain and read the prospectus of the Stein Roe Fund into which you wish to have your distributions invested. The account from which distributions are made must be of sufficient size to allow each distribution to usually be at least $25.

                                   MANAGEMENT

       The Board of Trustees of the Trust has overall management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:


                                       Position(s) held                      Principal occupation(s)
        Name, Age; Address              with the Trust                       during past five years


William D. Andrews, 53; One South  Executive Vice-President Executive vice president of Stein Roe & Farnham
Wacker Drive, Chicago, IL  60606                            Incorporated ("Stein Roe")
(4)

Christine Balzano, 35;             Vice-President           Senior vice president of Liberty Funds Services, Inc.;
245 Summer Street, Boston, MA                               formerly vice president and assistant vice president
02210

Kevin M. Carome, 44;               Executive                Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA   Vice-President           May 1999 (formerly Vice President and  Secretary);
02111 (4)                                                   General Counsel and Secretary of Stein Roe since 1998;
                                                            Executive       Vice
                                                            President of Liberty
                                                            Funds    Group   and
                                                            Liberty     All-Star
                                                            Funds since October,
                                                            2000; Executive Vice
                                                            President        and
                                                            Assistant Secretary,
                                                            Liberty  Funds Group
                                                            -  Chicago;   Senior
                                                            Vice      President,
                                                            Legal since January,
                                                            1999   of    Liberty
                                                            Funds         Group;
                                                            Associate    General
                                                            Counsel   and   Vice
                                                            President of Liberty
                                                            Financial Companies,
                                                            Inc.         through
                                                            January, 1999.

Denise E. Chasmer, 32              Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliffe Avenue                                    vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto

J. Kevin Connaughton               Controller               Controller of the Funds since December 2000 (formerly
One Financial Center                                        Controller of the Funds  from May 2000 to October,
Boston, MA 02111 (4)                                        2000); Treasurer and Chief Financial Officer of the
                                                            Liberty Funds and of
                                                            the Liberty All-Star
                                                            Funds          since
                                                            December,       2000
                                                            (formerly Controller
                                                            and Chief Accounting
                                                            Officer    of    the
                                                            Liberty  Funds  from
                                                            February,   1998  to
                                                            October, 2000); Vice
                                                            President   of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            February,       1998
                                                            (formerly Senior Tax
                                                            Manager,  Coopers  &
                                                            Lybrand,   LLP  from
                                                            April,    1996    to
                                                            January,  1998; Vice
                                                            President,       440
                                                            Financial
                                                            Group/First     Data
                                                            Investor    Services
                                                            Group  from   March,
                                                            1994    to    April,
                                                            1996).

William M. Garrison, 34; One       Vice-President           Vice president of Stein Roe since Feb. 1998; associate
South Wacker Drive, Chicago, IL                             portfolio manager for Stein Roe since August 1994
60606 (4)



Stephen E. Gibson, 47; One         President                Director of Stein Roe since September 1, 2000, President
Financial Center, Boston, MA                                and Vice Chairman of  Stein Roe since January, 2000
02111 (4)                                                   (formerly Assistant Chairman from August, 1998 to
                                                            January,      2000);
                                                            President   of   the
                                                            Stein    Roe   Funds
                                                            since November 1999;
                                                            President   of   the
                                                            Liberty  Funds since
                                                            June, 1998, Chairman
                                                            of the  Board of the
                                                            Liberty  Funds since
                                                            July,   1998,  Chief
                                                            Executive    Officer
                                                            and President  since
                                                            December,  1996  and
                                                            Director,      since
                                                            July,     1996    of
                                                            Colonial  Management
                                                            Associates (formerly
                                                            Executive       Vice
                                                            President from July,
                                                            1996  to   December,
                                                            1996);     Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   LFG
                                                            since December, 1998
                                                            (formerly  Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   The
                                                            Colonial Group, Inc.
                                                            (TCG) from December,
                                                            1996  to   December,
                                                            1998);     (formerly
                                                            Managing Director of
                                                            Marketing  of Putnam
                                                            Investments,   June,
                                                            1992 to July, 1996.)

Erik P. Gustafson,  36;  Vice-President  Senior portfolio  manager of Stein Roe;
senior vice One South Wacker Drive, Chicago,  president of Stein Roe since April
1996; vice president IL 60606 (4) of Stein Roe prior thereto



Douglas A. Hacker, 44;             Trustee                  Senior vice president and chief financial officer of
 P.O. Box 66100, Chicago, IL                                UAL, Inc. (airline)
60666 (3) (4)

Loren A. Hansen, 52; Executive Vice-President Chief investment officer/equity of
CMA since 1997;  One South Wacker Drive,  Chicago,  executive  vice president of
Stein Roe since Dec.  1995;  IL 60606 (4) vice  president of The Northern  Trust
(bank) prior thereto

Harvey B. Hirschhorn, 50; One Vice-President Executive vice president, senior portfolio manager, and South Wacker Drive, Chicago, IL chief economist and investment strategist of Stein Roe; 60606 (4) director of research of Stein Roe, 1991 to 1995



Janet Langford Kelly, 42; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President           Vice president and assistant controller of CMA
245 Summer Street, Boston, MA
02210 (4)

Richard W. Lowry, 64               Trustee                  Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;              Trustee                  Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                         Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02349 (4)                                  1981).

William E. Mayer, 60;              Trustee                  Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                  (formerly Dean, College of Business and Management,
New York, NY  10022                                         University of Maryland from October, 1992 to November,
(1) (4)                                                     1996);Director, Johns Manville; Director, Lee
                                                            Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President           President of Liberty Funds Services, Inc.
 One Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 58; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

John J. Neuhauser, 57;             Trustee                  Academic Vice President and Dean of Faculties since
84 College Road                                             August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA  02467-3838 (4)                           College School of Management from September, 1977 to
                                                            September, 1999).

Nicholas S. Norton, 41; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman of  Trustee and Chairman of the Board of the Stein Roe Funds
One Financial Center, Boston, MA   the Board                since October, 2000(formerly Vice President of the Funds
02111 (1) (4)                                               from April, 1999 to August, 2000); Director of Stein Roe
                                                            since   September  ,
                                                            2000;   Manager   of
                                                            Stein  Roe  Floating
                                                            Rate         Limited
                                                            Liability    Company
                                                            since October, 2000;
                                                            Chief     Operations
                                                            Officer   of  Mutual
                                                            Funds,       Liberty
                                                            Financial Companies,
                                                            Inc.  since  August,
                                                            2000; Executive Vice
                                                            President        and
                                                            Director    of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            April,         1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer  of  Liberty
                                                            Funds   Group  since
                                                            April,   1999;   and
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998).

Thomas Stitzel, 64;                Trustee                  Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                      1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                        Business, Boise State University); Chartered Financial
                                                            Analyst.

Thomas C. Theobald, 63; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

Anne-Lee  Verville,  55; Trustee  Consultant  (formerly General Manager,  Global
Education  359 Stickney Hill Road  Industry  form 1994 to 1997,  and  President,
Applications  Hopkinton,  NH 03229 (4) Solutions Division from 1991 to 1994, IBM
Corporation
                                                            (global education and global applications)).

----------------------
(1)   Trustee who is an  "interested  person" of the Trust and of Stein Roe, as defined in the  Investment  Company
      Act of 1940.
(2)   Member  of the  Executive  Committee  of the Board of  Trustees,  which is authorized  to  exercise  all powers of the Board with  certain  statutory exceptions.
(3)   Member of the Audit Committee of the Board, which makes recommendations to the Board  regarding  the  selection  of  auditors  and  confers  with the auditors regarding the scope and results of the audit.
(4) This person holds the  corresponding  officer or trustee  position with SR&F
Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth the aggregated compensation paid to each Trustee by each Fund during the fiscal year ended September 30, 2000 and by the Stein Roe Fund Complex during the calendar year ended December 31, 2000,:


                                                             T R U S T E E

Fund
                                      Lindsay      John A.     William W.      Douglas A.      Janet Langford    Charles R. ThomasC.
                                       Cook**    Bacon, Jr.      Boyd **         Hacker            Kelly           Nelson  Theobold
                                                     **
 Growth & Income Fund                    $0        $1,300        $1,400          $1,300            $1,300          $1,300    $1,300
 Disciplined Stock Fund                   0         2,100         2,200           2,100            2,100            2,100     2,100

Total Compensation from the Fund
Complex*                                 $0      $97,500      $102,000           $97,500          $93,000          $97,500   $97,500

      * At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe
         Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate
         Fund,  Liberty-Stein Roe  Institutional  Floating Rate Income Fund, and
         Stein Roe Floating Rate Limited Liability Company.
      ** Retired as a Trustee on December 27, 2000.
On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                                                                               T R U S T E E

                                    Richard L.     Salvatore     William E.    John J. Neuhauser      Thomas E.         Anne-Lee
                                       Lowry        Macera         Mayer                               Stitzel          Verville

Total Compensation the Fund           $99,000       $98,000       $100,000          $101,210           $97,000        $94,667 (1)
Complex *

(1) Total compensation of $94,667 is payable in later years as deferred compensation.

         *At  December  31,  2000,  the complex  consisted  of 51 open-end and 8 closed-end  management  investment  company  portfolios  in the Liberty
         Funds   Group-Boston   (Liberty  Funds)  and  12  open-end   management
         investment portfolios in the Liberty Variable Trust.


                              FINANCIAL STATEMENTS

         Please refer to the September 30, 2000 Financial Statements (statement of assets and liabilities and schedule of investments as of September 30, 2000 and the statement of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the Funds' September 30, 2000 Annual Reports. The Financial Statements and the report of independent accountants are incorporated herein by reference. An Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS

As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of any Fund.

         As of December 31, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities Exchange Act of 1934 were as follows:

                                                                                          Approximate Percentage of
                Name and Address                                  Fund                   Outstanding Shares Held (%)


Charles Schwab & Co., Inc.Special custody
account for the exclusive benefit of its          Disciplined Stock Fund
customers                                         Growth & Income Fund                               17.83
Attn: Mutual Funds                                                                                   30.05
101 Montgomery St.
San Francisco, CA  94104-4122






                     INVESTMENT ADVISORY AND OTHER SERVICES

         Stein Roe & Farnham Incorporated provides investment management services to each Portfolio and administrative services to each Fund and each Portfolio. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen
E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets in millions , gross fees paid (in thousands) for the three most recent fiscal years, and any expense reimbursements by Stein Roe:


-------------------------------------------------------------------------------------------------------------------------

                                                          Current Rates           Year Ended    Year Ended   Year Ended
       Fund/Portfolio                Type          (dollars shown in millions)      9/30/00      9/30/99      9/30/98
                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund          Management          N/A                                                   N/A          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% thereafter                   $509        $ 616        $ 545
                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Growth & Income Portfolio     Management          .60% up to $500, .55% next
                                                  $500, .50% thereafter                  2,042        2,497        2,187
                              -------------------------------------------------------------------------------------------




-------------------------------------------------------------------------------------------------------------------------
Disciplined Stock Fund        Management          N/A                                                   N/A          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% next $500, .075%
                                                  thereafter                               767        1,077        1,606
-------------------------------------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
Disciplined Stock Portfolio   Management          .75% up to $500, .70% next
                                                  $500, .65% next $500, .60%
                                                  thereafter                             3,857        5,581        8,772
                              -------------------------------------------------------------------------------------------

         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. Each Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses, Stein Roe may waive its fees and/or absorb certain expenses for a Fund. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended September 30, 1998, 1999 and 2000, Stein Roe received aggregate fees (in thousands) of $357, $354 and $728, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

         Shares of each Fund are distributed by Liberty Funds Distributor, Inc. ("Distributor"), One Financial Center, Boston, MA 02111, under a Distribution Agreement. The Distributor is a subsidiary of Colonial Management Associates, Inc., which is an indirect subsidiary of Liberty Financial. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

         As agent, the Distributor offers shares of each Fund to investors in states where the shares are qualified for sale, at net asset value, without sales commissions or other sales load to the investor. In addition, no sales commission or "12b-1" payment is paid by any Fund. The Distributor offers the Funds' shares only on a best-efforts basis.

                                 TRANSFER AGENT

         Liberty Funds Services, Inc. ("LFS"), One Financial Center, Boston, Massachusetts 02111, is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives from each Fund a fee based on an annual rate of .22 of 1% of the Fund's average net assets. The Trust believes the charges by LFS to the Funds are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolios.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which a Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Funds and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The  independent  accountants  for the  Funds  and the  Portfolios  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe and its affiliate Colonial Management Associates, Inc. ("Colonial") maintain a single, unified trading operation for trading equity securities. Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients (and, when feasible, Colonial clients), in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Funds pay ATI a commission for these transactions. The Funds have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of National Association of Securities Dealers, Inc. and subject to seeking best executing and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).
o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.
o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions.
o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.
o Fundamental Industry Analysis--industry-specific fundamental investment research.
o    Fixed Income  Security  Analysis--data  and  analytical  tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities.
o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As so noted, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

  The table below shows information on brokerage commissions paid by the
Portfolios:

                                                       Growth & Income Portfolio
                                            ------------------------------------

                                            2000                1999                1998
                                            ----                ----                ----
Total commissions                           303,375             84,072              807,008
Directed transactions                       0                   160,775             0
Commissions on directed transactions        0                   62,736              0

                                                       Disciplined Portfolio
                                            --------------------------------
                                            2000                1999                1998
                                            ----                ----                ----
Total commissions                           948,160             1,692,241           2,301,286
Directed transactions                       0                   5,927,255           0
Commissions on directed transactions        0                   1,012,153           0

         Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


                      ADDITIONAL INCOME TAX CONSIDERATIONS

         Each Fund and Portfolio intends to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         Each Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

         A Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years
                   ERV         =  ending  redeemable  value  of  a  hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

       Total return performance as of September 30, 2000, was as follows:


                                         1 Year     5 Years
                                           (%)        (%)           10 Years (%)
                                           ---        ---                    ---



          Growth & Income Fund, Class S   10.00     16.87               16.45

                 Disciplined Stock Fund   15.32     10.78               13.60

         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         A Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily
Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. Each Fund's performance may be compared to the following indexes or averages:

Dow-Jones Industrial Average           New York Stock Exchange Composite Index
Standard & Poor's 500 Stock Index      American Stock Exchange Composite Index
Standard & Poor's 400 Industrials                  Nasdaq Composite
Russell 2000 Index                                 Nasdaq Industrials
Morningstar Category Average
Wilshire 5000
(These indexes are widely recognized (These indexes generally reflect the performance of stocks traded in the indicated markets.)
   indicators of general U.S. stock market
   results.)



         In addition, the Funds may compare performance to the indicated benchmarks:

------------------------------------------------------------------------------
                         Benchmark                             Fund(s)
-------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper Equity Fund Average                                   All Funds
-------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lipper General Equity Fund Average                           All Funds
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Lipper Growth & Income Fund Average                     Growth & Income Fund
-----------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lipper Growth & Income Fund Index                        Growth & Income Fund
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lipper Growth Fund Average                            Disciplined Stock Fund,  ,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Lipper Growth Fund Index                             Disciplined Stock Fund,  ,
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Morningstar All Equity Funds Average                         All Funds
------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Morningstar Domestic Stock Average                           All Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Morningstar Equity Fund Average                              All Funds
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Morningstar General Equity Average*                          All Funds
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Morningstar Growth & Income Fund Average                  Growth & Income Fund
----------------------------------------------------------------------------
------------------------------------------------------------------------------
Morningstar Growth Fund Average                       Disciplined Stock Fund,  ,
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Morningstar Total Fund Average                               All Funds
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Value Line Index                                        Disciplined Stock Fund,
      (Widely recognized indicator of the performance of
      small- and medium-sized company stocks)
------------------------------------------------------------------------------
*Includes Morningstar Aggressive Growth, Growth, Balanced, Equity Income, and Growth and Income Averages.




         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Funds may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         A Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.
                                                 ----------------

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index
                                               ---------------------

       A Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 Tax-Deferred Investment vs. Taxable Investment

Interest Rate              6%            8%          10%           6%            8%           10%
     Compounding
        Years                 Tax-Deferred Investment                    Taxable Investment
        -----                 -----------------------                    ------------------
         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

         Each Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

         Stein Roe has provided investment management services in connection with mutual funds employing the master fund/feeder fund structure since 1991.

         Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

         The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

         The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. A Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. A Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at One Financial Center, Boston, MA 02111, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1. This rating is reserved for income bonds on which no interest is being paid.

D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                                              -----------------------


--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
4 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

LIBERTY VALUE OPPORTUNITIES FUND                 PROSPECTUS, FEBRUARY 1, 2001


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                  2
-------------------------------------------

Investment Goal........................   2

Principal Investment Strategies........   2

Principal Investment Risks.............   2

Performance History....................   4

Your Expenses..........................   5

YOUR ACCOUNT                              6
-------------------------------------------

How to Buy Shares......................   6

Eligible Investors.....................

Sales Charges..........................   7

How to Exchange Shares.................   7

How to Sell Shares.....................   7

Fund Policy on Trading of Fund Shares..   8

Other Information About Your Account...   9

MANAGING THE FUND                        11
-------------------------------------------

Investment Advisor.....................  11

Portfolio Manager......................  11

OTHER INVESTMENT
STRATEGIES AND RISKS                     12
-------------------------------------------

FINANCIAL HIGHLIGHTS                     13
-------------------------------------------


NOT FDIC     MAY LOSE VALUE
INSURED      NO BANK GUARANTEE
1


------------------------------------------------------------------------

The Fund


-----------------------------------------------------------------------------


Investment GoalS

-----------------------------------------------------------------------------

The Fund seeks to provide both growth of capital and current income.


Principal Investment Strategies

-------------------------------------------------------------------------------

Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may also invest up to 25% of its assets in foreign stocks. In selecting investments for the Fund, the advisor, uses a bottom-up, fundamental analysis to find well-managed businesses selling at very attractive valuations. The advisor focuses on the stocks of companies that have experienced management, broad, highly diversified product lines, deep financial resources, easy access to credit and a history of paying dividends.



The advisor may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.






Defining Capitalization A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.

According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $8.4 billion, midcap companies had market capitalizations between $2.1 and $8.4 billion, and small-cap companies had market capitalizations less than $2.1 billion. These amounts are subject to change.




Prinicipal investment Risks
----------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is not a complete investment program and you can lose money by investing in the Fund.

Information on other securities and risks appears under "Other Investment Strategies and Risks."




------------------------------------------------------------------------------

Performance history
-------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR-YEAR TOTAL RETURNS (1)



                    [CALENDAR-YEAR TOTAL RETURNS BAR CHART]

1991     32.42%
1992     10.01%
1993     12.86%
1994     -0.14%
1995     30.15%
1996     21.81%
1997     25.71%
1998     19.54%
1999     11.13%
2000      6.56%








                                             For period shown in bar chart:


For period shown in bar chart:

The Fund's year-to-date total return
through                             Best quarter: 4th quarter 1998, +17.91%

December 31, 2000  was 6.56%.       Worst quarter: 3rd quarter 1998, -11.68









                                             Inception
                                               Date          1 Year        5 Years       10 years

               Class Z (%)                   11/22/99_        6.55          16.73          16.57
               --------------------------- -------------- -------------- ------------- --------------
               --------------------------- -------------- -------------- ------------- --------------
               S&P Index (%)                    N/A           -9.10         18.33          17.44
               --------------------------- -------------- -------------- ------------- --------------
               --------------------------- -------------- -------------- ------------- --------------
               Morningstar Average (%)          N/A       -6.97%         15.96%        15.66%



(1)  Performance  information  prior to November 22, 1999 is for Growth & Income
Fund Class S.. Performance information from 11/23/99 to 12/31/00 is for the Value Opportunities Fund.

 .

Your Expenses
-----------------------------------------------------------------------------
The table below describes the fees and expenses you may pay when you buy, hold and sell shares of the Fund. Expenses are one of several factors to consider before you invest in a mutual fund.




                                                                         Class Z
   Management fee (%) (3)                                                 0.75
   -------------------------------------------------------------- -------------
   -------------------------------------------------------------- -------------
   Distribution and service (12b-1) fees (%)                                None
   --------------------------------------------------------------- -------------
   --------------------------------------------------------------- -------------
   Other expenses (%)                                                       0.39
   --------------------------------------------------------------- -------------
   --------------------------------------------------------------- -------------
   Total annual fund operating expenses (%)                                 1.14
   --------------------------------------------------------------- -------------





               Class             1 Year       3 Years      5 Years     10 Years
   Class Z                      $116         $362         $627        $1,384

Your Account

------------------------------------------------------------------------------


------------------------------------------------------------------------------


                      ---------------------------------------------------------

                      Instructions

 (
 -------------------
 (2

 -------------------

 Your Account

 -------------------



 -------------------


 -------------------



 How to Buy Shares

 -------------------

On October 26, 2000 the Board of Trustees of the Fund approved a proposal to reorganize the Fund into the Liberty Growth & Income Fund (Acquiring Fund), subject to shareholder approval. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on January 25, 2001. If approved on that date, the reorganization is proposed to take place in February, 2001.hareholders of the Fund were mailed information detailing the proposal on or about November 20, 2000.

In connection with the proposed reorganization of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will be rejected by the Fund.

 Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.







 Method

                      -------------------------------------------------------

 Through your Your financial advisor can help you establish your account and financial advisor buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.

 -------------------- --------------------------------------------------------
 -------------------- ---------------------------------------------------------

 By check          For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent,  Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 ----------------------------------------------------------------------
 ---------------------------------------------------------------------------

 By check For existing accounts, fill out and return the additional (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 By exchange You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or Class A of the
                  Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.  To exchange by
                      telephone,
                      call 1-800-422-3737.

 ------------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

 -----------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 By electronic You may purchase shares by electronically transferring money funds transfer from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

 ----------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Automatic         You can make monthly or quarterly investments automatically investment plan  from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

 ------------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 By dividend You may automatically invest dividends distributed by one fund diversification into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.


Eligible Investors

-----------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

o any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

o any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee;
            and

o any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

o    any insurance company, trust company or bank purchasing shares for its own account;

o        any endowment, investment company or foundation; and

o clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer and;

o any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


Sales Charges
-----------------------------------------------------------------------------
Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


How to Exchange Shares
-----------------------------------------------------------------------------
You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


How to Sell Shares
-----------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

  Method Instructions
 Through your You may call your financial advisor to place your sell order. financial advisor To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

 ----------- -----------------------------------------------------------------
 -------- -----------------------------------------------------------------

 By exchange You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 ------------------------------------------------------------------------------
 ----------------------------------------------------------------------------

 By telephone You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit or telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

 ------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 By mail You may send a signed letter of instruction or stock power form to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.
          Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 ------------ -----------------------------------------------------------------
 ----------- -----------------------------------------------------------------

 By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

 ---------- -----------------------------------------------------------------
 ------------ -----------------------------------------------------------------

 By systematic You may automatically sell a specified dollar amount or withdrawal plan percentage on a monthly, quarterly or semi-annually basis and have the proceeds sent to you if your account balance is at least $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.

 ------------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 By electronic        You may sell shares and request that the proceeds be
 funds transfer   electronically transferred to your bank.  Proceeds may take up to two business days
                      to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


fund policy on trading of fund shares

----------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

Other Information About Your Account

------------------------------------------------------------------------------

How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

Account Fees If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

Share Certificates Share certificates are not available for Class Z shares.

Dividends, Distributions, and Taxes The Fund has the potential to make the following distributions:




 Dividend Represents interest and dividends earned from securities held by the Fund net of expenses incurred by the Fund.

 -----------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

 --------------------


Distribution Options The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.
------------------------------------------------------------------------------

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




 Reinvest all distributions in additional shares of your current fund

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Reinvest all distributions in shares of another fund

 ------------------------------------------------------------------------------
 -----------------------------------------------------------------------------

 Receive dividends in cash (see options below) and reinvest capital gains

 -----------------------------------------------------------------------------

 Receive all distributions in cash (with one of the following options) : o send the check to your address of record o send the check to a third party address o transfer the money to your bank via electronic funds transfer

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

Tax Consequences Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

Managing the Funds

-------------------------------------------------------------------------------


Investment Advisor

-------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group, LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.

Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.

For the 2000 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets of the Fund.

Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees


Portfolio ManagerS
------------------------------------------------------------------------------


Harvey B. Hirschhorn, a senior vice president of Stein Roe and is affiliated with and managed other funds for Stein Roe since 1973. Mr. Hirschorn has co-managed the Fund since August 2000.



Scott Schermerhorn has been affiliated with and has managed various other funds for Colonial Management Associates, Inc., since October, 1998. He was head of the value team at Federated Investors from May, 1996 to October 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond as well as other institutional accounts. Prior to 1996, He was a member of the growth and income team at J&W Seligman. He has co-managed the Fund since August 2000.

Other Investment Strategies and Risks

-------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.



futures

-----------------------------------------------------------------------------

The Portfolio uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.


portfolio turnover
------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


temporary defensive positions
-------------------------------------------------------------------------------
When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

interfund lending program
-------------------------------------------------------------------------------
The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


master/feeder structure
-------------------------------------------------------------------------------
Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

Notes

--------------------------------------------------------------------------

The financial highlights tables is intended to help you understand the financial performance of the Fund (formerly named Stein Roe Growth & Income Fund). Information is shown for the Fund's last five fiscal years. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. You can request a free annual report by calling 1-800-426-3750.

                                                                    Period ended
                                                                  September 30, (a)
                                                                            2000

                                                                         Class Z
  Net asset value --
  Beginning of period ($)                                              26.700
 ----------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (b)                                    (0.070)
 ----------------------------------------------------------------------------------
  Net realized and unrealized gain                                      0.736
 ----------------------------------------------------------------------------------
  Total from Investment Operations                                      0.805
 ----------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS DISTRIBUTIONS ($):
  From net investment income                                           0.065
 ----------------------------------------------------------------------------------
  Net asset value --
  End of period ($)                                                    27.440
 ----------------------------------------------------------------------------------
  Total return (%) (d)(e)                                            3.03
 ----------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses ((g)(h)                                                       1.10
 ----------------------------------------------------------------------------------
  Net investment income (g)(h)                                         (0.31)
 ----------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                           29
 ----------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                                   1



(a) Class Z was intially offered on December 1, 1999, Per share date reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Net of fees waived by the Distributor which amounted to $0.012% per share and 0.05% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.
(e)      Not annualized.
(f) Had the distributor not waived a portion of the expenses, total return would have been reduced.
(g)     Annualized.
(h) The benefits derived from custody credits and directed brokerage transactions had not impact.
(i) Portfolio turnover for the Portfolio











------------------------------------------------------------------------------


For More Information
------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Investment Company Act file number:

Liberty-Stein Roe Funds Investment Trust:  811-4978

o Liberty Value Opportunities Fund ( formerly, Stein Roe Advisor Select Growth & Income Fund)





PAGE>

LIBERTY VALUE OPPORTUNITIES FUND                    PROSPECTUS, FEBRUARY 1, 2001



CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

                                TABLE OF CONTENTS


THE FUND                                                                       2

Investment Goals ..........................................................    2

Principal Investment Strategies ..........................................    2

Principal Investment Risks ................................................    3

Performance History .......................................................    4

Your Expenses .............................................................    5

YOUR ACCOUNT                                                                   6

How to Buy Shares .........................................................    6

Sales Charges .............................................................    7

How to Exchange Shares ....................................................    9

How to Sell Shares ........................................................    9

Fund Policy on Trading of Fund Shares

Distribution and Service Fees .............................................   10

Other Information About Your Account ......................................   11

MANAGING THE FUND                                                             14

Investment Advisor ........................................................   14


Portfolio Manager .........................................................   14

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          15

FINANCIAL HIGHLIGHTS                                                          17



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





---------------------------------
Not FDIC       May Lose Value
Insured        No Bank Guarantee
---------------------------------

THE FUND




INVESTMENT GOALS

The Fund seeks to provide both growth of capital and current income.



PRINCIPAL INVESTMENT STRATEGIES



Growth & Income Fund invests all of its assets in SR&F Growth & Income Portfolio (the "Portfolio") as part of a master fund/feeder fund structure. The Portfolio invests primarily in common stocks of well-established companies having large-market capitalizations. The Portfolio may also invest in companies having midsized market capitalizations. The Portfolio may also invest up to 25% of its assets in foreign stocks. In selecting investments for the Fund, the advisor, uses a bottom-up, fundamental analysis to find well-managed businesses selling at very attractive valuations. The advisor focuses on the stocks of companies that have experienced management, broad, highly diversified product lines, deep financial resources, easy access to credit and a history of paying dividends.



The advisor may sell a portfolio holding if the security reaches the portfolio managers' price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The advisor may also sell a portfolio holding to fund redemptions.









Defining Capitalization A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $8.4 billion, midcap companies had market

YOUR ACCOUNT




capitalizations between $2.1 and $8.4 billion, and small-cap companies had market capitalizations less than $2.1 billion. These amounts are subject to change.







PRINCIPAL INVESTMENT RISKS









The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.



Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.



The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign stock markets, especially in countries with developing stock markets, can be extremely volatile. The liquidity of foreign securities may be more limited than domestic securities, which means that the Portfolio may at times be unable to sell them at desirable prices. Fluctuations in currency exchange rates impact the value of foreign securities. Brokerage commissions, custodial fees, and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include: possible delays in settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government

YOUR ACCOUNT

agency. It is not a complete investment program and you can lose money by investing in the Fund.

Information on other securities and risks appears under "Other Investment Strategies and Risks."

YOUR ACCOUNT

PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR-YEAR TOTAL RETURNS (1)



                    [CALENDAR-YEAR TOTAL RETURNS BAR CHART]

1991     32.42%
1992     10.01%
1993     12.86%
1994     -0.14%
1995     30.15%
1996     21.81%
1997     25.71%
1998     19.54%
1999     11.13%
2000      6.56%


The Fund's year-to-date total return through December 31, 2000 was 6.56%.


For period shown in bar chart:


Best quarter: 4th quarter 1998, +17.91%
Worst quarter: 3rd quarter 1998, -11.68






AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000 (1)


                             INCEPTION
                               DATE          1 YEAR     5 YEARS     10 YEARS
Class A (%)                  11/22/99        0.21        15.29        15.85
--------------------------------------------------------------------------------
Class B (%)                  11/22/99        1.37        16.27        16.45
--------------------------------------------------------------------------------
Class C (%)                  11/22/99        4.70        16.49        16.45
--------------------------------------------------------------------------------
S&P Index (%)                  N/A          -9.10        18.33        17.44
--------------------------------------------------------------------------------


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURN shows the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.


The Fund's return is compared to the S&P 500 Index, an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar large blend funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses, and are not professionally managed. It is not possible to invest directly in indices.

YOUR ACCOUNT

                             INCEPTION
                               DATE          1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Morningstar Average (%)        N/A          -6.97%       15.96%       15.66%




(1) Performance information prior to November 22, 1999 is for Growth & Income Fund Class S. Performance information from 11/23/99 to 12/31/00 is for the Value Opportunities Fund.

YOUR ACCOUNT

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT) (2)

                                                  CLASS A    CLASS B    CLASS C
Maximum sales charge (load) on purchases
(as a percentage of the offering price)             5.75      0.00      0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of purchase
price or redemption price)                          1.00(3)   5.00      1.00
--------------------------------------------------------------------------------
Redemption fee(4) (as a percentage of amount        None       None     None
redeemed, if applicable)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS) (3)

                                                     CLASS A   CLASS B  CLASS C

Management fee(%)                                      0.75      0.75     0.75
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35(5)   1.00     1.00
--------------------------------------------------------------------------------
Other expenses (%)                                     0.39      0.39     0.39
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)               1.49      2.14     2.14


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)




CLASS                                       1 YEAR   3 YEARS   5 YEARS  10 YEARS
-----                                       ------   -------   -------  --------

Class A                                       718     1,019     1,341     2,252
--------------------------------------------------------------------------------
Class B: did not sell your shares             217       670     1,149     2,281

         sold all your shares at
         the end of the period                717       970     1,349     2,281
--------------------------------------------------------------------------------
Class C: did not sell your shares             217       670     1,149     2,472

         sold all your shares at
         the end of the period                317       670     1,149     2,472


UNDERSTANDING EXPENSES

SHAREHOLDER FEES are paid directly by shareholders to the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example reflects expenses of both the Fund and the Portfolio. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% return for each year

-    Fund operating expenses remain the same


-    Assumes reinvestment of all dividends and distributions



- Assumes Class B shares convert to Class A shares after eight years

YOUR ACCOUNT

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.30% and the total annual fund operating expenses for Class A shares would be 1.44%. This arrangement may be terminated by the distributor at any time.

YOUR ACCOUNT


HOW TO BUY SHARES




          On October 26, 2000 the Board of Trustees of the Fund approved a proposal to reorganize the Fund into the Liberty Growth & Income Fund (Acquiring
Fund), subject to shareholder approval. If shareholders of the Fund approve the proposal, all of the assets of the Fund will be transferred to the Acquiring Fund and shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares. Shareholders of the Fund are scheduled to vote on the proposal at a special meeting of shareholders to be held on January 25, 2001. If approved on that date, the reorganization is proposed to take place in February, 2001. Shareholders of the Fund were mailed information detailing the proposal on or about November 20, 2000.

In connection with the proposed reorganization of the Fund, the Board of Trustees has suspended the sale of the Fund's shares effective November 8, 2000. Consequently, purchase orders for Fund shares received (except those purchases that are part of the Automatic Investment Plan, Automated Dollar Cost Averaging program, Automatic Dividend Diversification program, dividend reinvestments, contributions to certain existing retirement plan accounts and purchases through wrap fee accounts) will be rejected by the Fund.


Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.




OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:



METHOD          INSTRUCTIONS



Through your Your financial advisor can help you establish your account financial and buy Fund shares on your behalf. Your financial advisor advisor may charge you fees for executing the purchase for you.



By check For new accounts, send a completed application and check made (new account) payable to the Fund to the transfer agent, Liberty Funds
               Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.



By check For existing accounts, fill out and return the additional (existing investment stub included in your quarterly statement, or send a account) letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.



By exchange You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.



By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.



By electronic You may purchase shares by electronically transferring money from funds your bank account to your fund account by calling 1-800-422-3737. transfer Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.



 Automatic You can make monthly or quarterly investments automatically from investment your bank account to your fund account. You can select a plan pre-authorized amount to be sent via electronic funds transfer.
               Be sure to complete the appropriate section of the application for this feature.




By dividend         You may automatically invest dividends distributed by one
diversification     fund into the same class of shares of the Fund at no
                    additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


INVESTMENT MINIMUMS

Initial Investment .........................................              $1,000
Subsequent Investments .....................................              $   50
Automatic Investment Plan* .................................              $   50
Retirement Plans* ..........................................              $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


SALES CHARGES



You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.




CLASS A SALES CHARGES


                                                                            % OF
                                                                        OFFERING
                                                                           PRICE
                                                AS A %                RETAINED
                                               OF THE                    BY
                                               PUBLIC     AS A %     FINANCIAL
                                              OFFERING   OF YOUR      ADVISOR
AMOUNT OF PURCHASE                              PRICE   INVESTMENT      FIRM
Less than $50,000                               5.75       6.10         5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50       4.71         3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50       3.63         2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50       2.56         2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00       2.04         1.75
--------------------------------------------------------------------------------
$1,000,000 or more                              0.00       0.00         0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:




PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                                    COMMISSION %
First $3 million                                                          1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                        0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                       0.50
--------------------------------------------------------------------------------
Over $25 million                                                          0.25
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



The Fund also offers additional classes of shares, Class S and Z shares and are made available through separate prospectuses. Class S shares are currently closed to new investors. Class Z shares are offered exclusively to certain institutional and other investors.

YOUR ACCOUNT

YOUR ACCOUNT


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A shares purchases by participants in certain group retirement plans offered through a fee- based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.



PURCHASES OF LESS THAN $250,000:




CLASS B SALES CHARGES



HOLDING PERIOD AFTER PURCHASE                             % DEDUCTED WHEN
                                                          SHARES ARE SOLD
Through first year                                             5.00
--------------------------------------------------------------------------
Through second year                                            4.00
--------------------------------------------------------------------------
Through third year                                             3.00
--------------------------------------------------------------------------
Through fourth year                                            3.00
--------------------------------------------------------------------------
Through fifth year                                             2.00
--------------------------------------------------------------------------
Through sixth year                                             1.00
--------------------------------------------------------------------------
Longer than six years                                          0.00



Commission to financial advisors is 5.00%.



Automatic conversion to Class A shares is eight years after purchase.


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

YOUR ACCOUNT


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.



PURCHASES OF $250,000 TO LESS THAN $500,000:




CLASS B SALES CHARGES


                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                   SHARES ARE SOLD
--------------------------------------------------------------------------------
Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00
--------------------------------------------------------------------------------
Longer than three years                                               0.00



Commission to financial advisors is 2.50%.



Automatic conversion to Class A shares is four years after purchase.



PURCHASES OF $500,000 TO LESS THAN $1 MILLION:




CLASS B SALES CHARGES


                                                                 % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00



Commission to financial advisors is 1.75%.



Automatic conversion to Class A shares is three years after purchase.

YOUR ACCOUNT


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.




CLASS C SALES CHARGES



YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD

Through first year                                              1.00
--------------------------------------------------------------------------------
Longer than one year                                            0.00



HOW TO EXCHANGE SHARES



You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES



Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:



 METHOD        INSTRUCTIONS



Through your You may call your financial advisor to place your sell order. To financial receive the current trading day's price, your financial advisor advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.



By exchange You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.



By telephone   You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling
               1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call
               1-800-345-6611.




By mail You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.



               Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.




By wire You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.




By systematic You may automatically sell a specified dollar amount or withdrawal percentage on a monthly, quarterly or semi-annually basis and plan have the proceeds sent to you if your account balance is at least
               $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributed must be reinvested. Be sure to complete the appropriate section of the account application for this feature.



By electronic You may sell shares and request that the proceeds be funds transfer electronically transferred to your bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES



The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.




DISTRIBUTION AND SERVICE FEES



The Fund has adopted a plan under Rule 12b-1 that permits it to pay the fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion. A conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account: Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT



HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.



The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.



SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:




TYPES OF DISTRIBUTIONS




Dividend Represents interest and dividends earned from securities held by the Fund net of expense incurred by the Fund.



Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.




DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.



If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.




DISTRIBUTION OPTIONS



Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options): - send the check to your address of record
- send the check to a third party address - transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local

YOUR ACCOUNT



or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND



INVESTMENT ADVISOR



Stein Roe & Farnham Incorporated, a wholly owned subsidiary of Liberty Funds Group & LLC (LFG), (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, fees paid to Stein Roe by the Fund and Portfolio amounted to 0.75% of average daily net assets of the Fund.



Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.






PORTFOLIO MANAGERS




Harvey B. Hirschhorn, a senior vice president of Stein Roe and is affiliated with and managed other funds for Stein Roe since 1973. Mr. Hirschhorn has co-managed the Fund since August 2000.





Scott Schermerhorn has been affiliated with and has managed various other funds for Colonial Management Associates, Inc., since October, 1998. He was head of the value team at Federated Investors from May, 1996 to October 1998 where he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond as well as other institutional accounts. Prior to 1996, He was a member of the growth and income team at J&W Seligman. He has co-managed the Fund since August 2000.

                                                                              29

OTHER INVESTMENT STRATEGIES AND RISKS



UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.






FUTURES

The Portfolio uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. The Portfolio uses futures to invest cash pending direct investments in stocks and to enhance its return. These investments are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.

PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Portfolio generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

TEMPORARY DEFENSIVE POSITIONS

OTHER INVESTMENT STRATEGIES AND RISKS


When Stein Roe believes that a temporary defensive position is necessary, the Portfolio may invest, without limit, in high-quality debt securities or hold assets in cash and cash equivalents. Stein Roe is not required to take a temporary defensive position, and market conditions may prevent such an action. The Fund may not achieve its investment objective if the Portfolio takes a temporary defensive position.

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM

The Fund and Portfolio may lend money to and borrow money from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.

MASTER/FEEDER STRUCTURE

Unlike mutual funds that directly acquire and manage their own portfolio of securities, the Fund is a "feeder" fund in a "master/feeder" structure. This means that the Fund invests its assets in a larger "master" portfolio of securities, which has investment objectives and policies substantially identical to those of the Fund. The investment performance of the Fund depends upon the investment performance of the Portfolio. If the investment policies of the Portfolio and the Fund became inconsistent, the Board of Trustees of the Fund can decide what actions to take. Actions the Board of Trustees may recommend include withdrawal of the Fund's assets from the Portfolio. For more information on the master/feeder fund structure, see the Statement of Additional Information.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the financial performance of the Fund. Information is shown for the Fund's last five fiscal years. The fiscal year runs from October 1 to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND (a)

                                                                       PERIOD ENDED
SEPTEMBER 30, 2000 (a)

                                                                           CLASS
A        CLASS B      CLASS C
 Net asset value --
 Beginning of period ($)
26.700         26.700       26.700
-------------------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment income (b)
(0.002)(c)     (0.153)      (0.153)
-------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain
0.749          0.743        0.743
-------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations
0.749          0.590        0.590
=========================================================================================================================

 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS($):

 From net investment income
(0.009)          --           --
-------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)
27.440         27.290       27.290
-------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d)(e)                                                2.81
(f)       2.21         2.21
=========================================================================================================================

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses (g)(h)
1.40(c)         2.10         2.10
-------------------------------------------------------------------------------------------------------------------------
 Net investment income (g)(h)
0.01(c)        (0.69)       (0.69)
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)
29             29           29
-------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)
397           1,772         106




(a) Class A,B, and C were initially offered on December 1, 1999, Per share date reflects activity from that date.


(b) Per share data was calculated using average shares outstanding during the period.

(c) Net of fees waived by the Distributor which amounted to $0.012% per share and 0.05% (annualized).

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charges or contingent deferred sales charge.

(e)    Not annualized.

(f) Had the distributor not waived a portion of the expenses, total return would have been reduced.

(g)    Not annualized.

(h)    The  benefits  derived  from  custody  credits  and  directed   brokerage
       transactions had not impact.

NOTES

NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the SEC at www.sec.gov.

You can review and copy information about the Fund by visiting the following location and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust:  811-4978


- Liberty Value Opportunities Fund (formerly, Stein Roe Advisor Select Growth & Income Fund)



                              [LIBERTY FUNDS LOGO]

                    Liberty Funds Distributors, Inc. (C)2001
                    One Financial Center, Boston, MA 02111-2621, 800-426-3750
                     www.libertyfunds.com

LIBERTY MIDCAP GROWTH FUND                          PROSPECTUS, FEBRUARY 1, 2001


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated


Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS


THE FUND                                  2
-------------------------------------------

Investment Goal........................   2

Principal Investment Strategies........   2

Principal Investment Risks.............   2

Performance History....................   4

Your Expenses..........................   5

YOUR ACCOUNT                              6
-------------------------------------------

How to Buy Shares......................   6

Eligible Investors.....................

Sales Charges..........................   7

How to Exchange Shares.................   7

How to Sell Shares.....................   7

Fund Policy on Trading of Fund Shares..   8

Other Information About Your Account...   9

MANAGING THE FUND                        11
-------------------------------------------

Investment Advisor.....................  11

Portfolio Manager......................  11

OTHER INVESTMENT
STRATEGIES AND RISKS                     12
-------------------------------------------

FINANCIAL HIGHLIGHTS                     13
-------------------------------------------


NOT FDIC     MAY LOSE VALUE
INSURED      NO BANK GUARANTEE

THE FUND

INVESTMENT GOAL

The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of midcap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers midcap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $ billion, midcap companies had market capitalizations between $ and $ billion, and small-cap companies had market capitalizations less than $ billion. These amounts are subject to change.

THE FUND






PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND


Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Stein Roe Midcap Growth Fund Class S share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Stein Roe Midcap Growth Fund Class S share performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.


The Fund's return is compared to the Standard & Poor's Midcap 400 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. The Fund's return is also compared to the Morningstar midcap growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Stein Roe Midcap Growth Fund Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Stein Roe Midcap Growth Fund Class S compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.



  CALENDAR YEAR TOTAL RETURNS (STEIN ROE MIDCAP GROWTH FUND CLASS S)(1)
                                  [BAR CHART]

1998      15.24%
1999      42.73%
2000     -14.06%


                                                  For period shown in bar chart:
The Fund's year-to-date total return through      Best quarter: 4th quarter 1999,
+44.10%
December 31, 2000 was  -14.06%.                   Worst quarter: 4th quarter 2000,
-20.53%



  AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1999(1)


                                             INCEPTION                   LIFE OF THE
                                               DATE          1 YEAR          FUND
                Stein Roe Midcap Growth
                Fund Class S (%)              6/30/97        -14.06         13.31
                S&P Index (%)                   N/A           17.50           (2)
                Morningstar



(1) Because the Class Z shares have not completed a full calendar year the bar chart and average annual total returns shown are for Stein Roe Midcap Growth Fund Class S shares, the oldest existing Fund class.

(2)  Performance information is from June 30, 1997.

THE FUND


UNDERSTANDING EXPENSES

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


  SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                0.00

Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          0.00

Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                          (4)


  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


Management fee (%)                                     0.90
Distribution and service (12b-1) fees (%)              0.00
Other expenses(5) (%)                                  0.49
Total annual fund operating expenses (%)(6)            1.39


  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


     1 YEAR            3 YEARS          5 YEARS         10 YEARS
      $142              $441             $761            $1,669


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.






(5) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management fee for Class Z shares would be 0.76% and total annual fund operating expenses for Class Z shares would be 1.25%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


 METHOD               INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.

 By check             For new accounts, send a completed application and check made
 (new account)        payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By check  (existing For existing  accounts,  fill out and return the additional account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By                   exchange You or your financial  advisor may acquire shares by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no  additional  cost.
                      There may be an  additional  charge if  exchanging  from a
                      money  market  fund.  To  exchange  by   telephone,   call
                      1-800-422-3737.

 By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

 By electronic You may purchase shares by electronically transferring money funds transfer from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

 Automatic            You can make monthly or quarterly investments automatically
 investment plan      from your bank account to your fund account.  You can select a pre-authorized  amount  to be sent  via  electronic  funds transfer.  Be sure to complete the appropriate  section of the application for this feature.

 By dividend          You may automatically invest dividends distributed by one fund
 diversification      into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT


ELIGIBLE INVESTORS



Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;



- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and



- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.



$100,000 minimum initial investment



- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;



- any insurance company, trust company or bank purchasing shares for its own account;



-        any endowment, investment company or foundation; and



- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.



No minimum initial investment



- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer and;



- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty IRA, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.



The Fund  reserves the right to change the criteria for eligible  investors  and
these  investment   minimums.   No  minimum   investment   applies  to  accounts
participating in the

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers four additional classes of shares -- Class A, B, C and Stein Roe Midcap Growth Fund Class S shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.


automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES

Your purchases of Class Z shares generally are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased, or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT


  OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


 METHOD               INSTRUCTIONS

Through  your You may call your  financial  advisor  to place  your sell  order.
 financial advisor To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

 By exchange You or your financial advisor may sell shares by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

 By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.

 By mail              You may send a signed letter of instruction or stock power form to the address below.  In your letter of instruction, note the
                      Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries,
                      surviving joint owners and individual retirement account
                      owners.  For details, call 1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

 By                   wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.

 By systematic        You may automatically sell a specified dollar amount or
 withdrawal plan      percentage on a monthly, quarterly or semi-annually basis and have the proceeds  sent to you if your account  balance is
                      at  least   $5,000.   All  dividend   and  capital   gains
                      distributions must be reinvested.  Be sure to complete the appropriate  section of the account  application  for this feature.

 By electronic        You may sell shares and request that the proceeds be
 funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this  feature  prior  to your  request.  Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.


FUND POLICY ON TRADING OF FUND SHARES


The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


  TYPES OF DISTRIBUTIONS


 Dividend Represents interest and dividends earned from securities held by the Fund net of expenses incurred by the Fund.

 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

  DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund

 Reinvest all distributions in shares of another fund


 Receive dividends in cash (see options below) and reinvest capital gains



 Receive all distributions in cash (with one of the following options):


 -  send the check to your address of record

 -  send the check to a third party address

 -  transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.


(7)

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group, LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

STEVE D. HAYWARD joined Stein Roe as a portfolio manager in November, 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since joining Stein Roe in November, 1999.

OTHER INVESTMENT STRATEGIES AND RISKS

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


FUTURES

The Fund uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.


PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


INTERFUND LENDING PROGRAM

The Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

                              FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. The Fund's fiscal year runs from October 1 to September
30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND(a)


                                                                    Period ended
                                                                  September 30, (a)
                                                                            2000

                                                                         Class Z
  Net asset value --
  Beginning of period ($)                                              18.22
 ----------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (b)                                            (0.00)
 ----------------------------------------------------------------------------------
  Net realized and unrealized gain                                      1.02
 ----------------------------------------------------------------------------------
  Total from Investment Operations                                      1.02
 ----------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS DISTRIBUTIONS ($):
  From net realized gains                                              (2.40)
 ----------------------------------------------------------------------------------
  Net asset value --
  End of period ($)                                                    16.84
 ----------------------------------------------------------------------------------
  Total return (%) (c)(d)(e)                                            5.41
 ----------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (f)(g)                                                       0.27
 ----------------------------------------------------------------------------------
  Net investment income (f)(g)                                         (0.00)
 ----------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                           242
 ----------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                                   1



(a) Class Z shares were initially offered on July 31, 2000. Per share data reflects activity from that date.



(b) Per share data was calculated using average shares outstanding during the period.



(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.



(d) Had the Advisor/Distributor not waived a portion of expenses, total return would have been reduced.



(e)  Not annualized.



(f)  The  benefits   derived  from  custody   credits  and  directed   brokerage
     arrangements had no impact.



(g)  Annualized.

NOTES

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                                                                              17

Notes

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                                                                              18

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

- Liberty Midcap Growth Fund (formerly Stein Roe Midcap Growth Fund)


                      [LIBERTY FUNDS LOGO]


796-01/289C-0700      Liberty Funds Distributor, Inc. (c)2001
                      One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

LIBERTY MIDCAP GROWTH FUND                          PROSPECTUS, FEBRUARY 1, 2001

CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

----------------------------
Not FDIC   May Lose Value
Insured    No Bank Guarantee
----------------------------


TABLE OF CONTENTS

THE FUND                                2
-----------------------------------------
Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................5

YOUR ACCOUNT                            6
-----------------------------------------

How to Buy Shares.......................6

Sales Charges...........................7

How to Exchange Shares.................10

How to Sell Shares.....................11

Fund Policy on Trading of Fund Shares..13

Distribution and Service Fees..........13

Other Information About Your Account...14


MANAGING THE FUND                      16
-----------------------------------------

Investment Advisor.....................16

Portfolio Manager......................16

OTHER INVESTMENT
STRATEGIES AND RISKS                   17
-----------------------------------------

FINANCIAL HIGHLIGHTS                   18
-----------------------------------------

THE FUND



INVESTMENT GOAL

The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of mid-cap companies that the portfolio manager believes have long-term growth potential. The Fund may also invest in small- and large-capitalization companies. The Fund may invest up to 25% of its assets in foreign stocks. To select investments for the Fund, the portfolio manager considers mid-cap companies that show the potential to generate and sustain long-term earnings growth at above-average rates. The portfolio manager selects companies based on his view of long-term rather than short-term earnings growth prospects.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $ billion, midcap companies had market capitalizations between $ and $ billion, and small-cap companies had market capitalizations less than $ billion. These amounts are subject to change.

THE FUND





PRINCIPAL INVESTMENT RISKS


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with competing funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUND



Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Stein Roe Midcap Growth Fund Class S share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Stein Roe Midcap Growth Fund Class S share performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.


The Fund's return is compared to the Standard & Poor's Midcap 400 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. The Fund's return is also compared to the Morningstar midcap growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Stein Roe Midcap Growth Fund Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Stein Roe Midcap Growth Fund Class S compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (STEIN ROE MIDCAP GROWTH FUND CLASS S)(1)
[BAR CHART]

Year
----
1991
1992
1993
1994
1995
1996
1997
1998               15.24%
1999               42.73%
2000              -14.06%


                                                For period shown in bar chart:
The Fund's year-to-date total return through    Best quarter: 4th quarter 1999,
+44.10%
December 31, 2000 was +4.06%.                   Worst quarter: 4th  quarter 2000,
-20.53%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(1)


                               INCEPTION                   LIFE OF THE
                                 DATE          1 YEAR          FUND
                                 ----          ------          ----
Stein Roe Midcap Growth
Fund Class S (%)                6/30/97        -14.06         13.31
S&P Index (%)                     N/A           17.50
Morningstar



(1) Class A, B and Class C are newer classes of shares. Their performance information includes returns of the Stein Roe Midcap Growth Fund Class S, (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class S share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class S shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer classes of shares would be lower. Class A shares, Class B shares and Class C shares were initially offered on August 1, 2000.


(2)  Performance information is from June 30, 1997.

THE FUND



UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-    $10,000 initial investment

-    5% total return for each year

-    Fund operating expenses remain the same

-    Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years



YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A     CLASS B     CLASS C

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(4)      5.00        1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (5)         (5)         (5)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                     CLASS A     CLASS B     CLASS C

Management fee  (%)                                    0.90        0.90        0.90
------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.35(6)      1.00        1.00
------------------------------------------------------------------------------------
Other expenses () (%)                                  0.49        0.49        0.49
------------------------------------------------------------------------------------
Total annual fund operating expenses  (%)(8)           1.74        2.39        2.39




EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


 CLASS                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS

 Class A                                 $742       $1,092      $1,465      $2,509
------------------------------------------------------------------------------------
 Class B: did not sell your shares       $242       $1,745      $1,465      $2,564
          sold all your shares at
          the end of the period          $742       $1,045      $1,275      $2,564
------------------------------------------------------------------------------------
 Class C: did not sell your shares       $242        $745       $1,275      $2,726
          sold all your shares at
          the end of the period          $342        $745       $1,275      $2,726


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(5)  There is a $7.50 charge for wiring sale proceeds to your bank.
(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.64%. This arrangement may be terminated by the distributor at any time.






(7) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. As a result, the actual management fee for each share class would be 0.76% and total annual fund operating expenses for Class A, B and C shares would be 1.65%, 2.25% and 2.25%, respectively. This arrangement may be terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.

                                  YOUR ACCOUNT

INVESTMENT MINIMUMS
Initial Investment.............$1,000
Subsequent Investments............$50
Automatic Investment Plan*........$50
Retirement Plans*.................$25

* The initial investment minimum of

$1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.

By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent,  Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By exchange You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

By wire You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

By electronic You may purchase shares by electronically transferring money funds transfer from your bank account to your fund account by calling
                      1-800-422-3737. Electronic funds transfers may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.

Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized  amount  to be sent  via  electronic  funds transfer.  Be sure to complete the appropriate  section of the application for this feature.

By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT



CHOOSING A SHARE CLASS


The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.



The Fund also offers additional classes of shares, Class S and Z shares and are made available through separate prospectuses. Class S shares are currently closed to new investors. Class Z shares are offered exclusively to certain institutional and other investors.




SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
------------------                              -----       ----------   ------------
Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
----------------                                           ------------
First $3 million                                               1.00
-----------------------------------------------------------------------
$3 million to less than $5 million                             0.80
-----------------------------------------------------------------------
$5 million to less than $25 million                            0.50
-----------------------------------------------------------------------
Over $25 million                                               0.25

YOUR ACCOUNT

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.




The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A shares purchases by participants in certain group retirement plans offered through a fee- based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      -----------------------------                            ---------------
      Through first year                                             5.00
      ------------------------------------------------------------------------
      Through second year                                            4.00
      ------------------------------------------------------------------------
      Through third year                                             3.00
      ------------------------------------------------------------------------
      Through fourth year                                            3.00
      ------------------------------------------------------------------------
      Through fifth year                                             2.00
      ------------------------------------------------------------------------
      Through sixth year                                             1.00
      ------------------------------------------------------------------------
      Longer than six years                                          0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

YOUR ACCOUNT



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      -----------------------------                            ---------------
      Through first year                                             3.00
      ------------------------------------------------------------------------
      Through second year                                            2.00
      ------------------------------------------------------------------------
      Through third year                                             1.00
      ------------------------------------------------------------------------
      Longer than three years                                        0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.



PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                               % DEDUCTED WHEN
      HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
      -----------------------------                            ---------------
      Through first year                                             3.00
      ------------------------------------------------------------------------
      Through second year                                            2.00
      ------------------------------------------------------------------------
      Through third year                                             1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

YOUR ACCOUNT



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.


CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


CLASS C SALES CHARGES

YEARS AFTER PURCHASE                             % DEDUCTED WHEN SHARES ARE SOLD
--------------------                             -------------------------------
Through first year                                             1.00
--------------------------------------------------------------------------------
Longer than one year                                           0.00



HOW TO EXCHANGE SHARES


You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

YOUR ACCOUNT



HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS

Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

By exchange You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call 1-800-422-3737.

By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.

By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

By                    wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.

By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage on a monthly, quarterly or semi-annually basis and have the proceeds  sent to you if your account  balance is at least $5,000. This feature is not available if you hold your shares in certificate  form. All dividend and capital gains distributed must be reinvested.  Be sure to complete the  appropriate  section of the account  application  for this feature.

By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this
feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES


The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.10% for Class A shares and 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating a portion of the distribution fee upon conversion. A conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account: Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT





UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS


 Dividend Represents interest and dividends earned from securities held by the Fund net of expense incurred by the Fund.

--------------------------------------------------------------------------------
 Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------

 Receive dividends in cash (see options below) and reinvest capital gains

--------------------------------------------------------------------------------


 Receive all distributions in cash (with one of the following options):


--------------------------------------------------------------------------------
- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

YOUR ACCOUNT


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND




INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated, a wholly owned subsidiary of Liberty Funds Group & LLC (LFG), (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
STEVE D. HAYWARD joined Stein Roe as a portfolio manager in November, 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since joining Stein Roe in November, 1999.

UNDERSTANDING THE FUND'S
OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.

OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


FUTURES
--------------------------------------------------------------------------------
The Fund uses futures to gain exposure to groups of stocks or individual issuers. A future is an agreement to buy or sell a specific amount of a financial instrument or physical commodity for an agreed-upon price at a certain time in the future. Investments in futures are efficient since they typically cost less than direct investments in the underlying securities. However, the Fund can lose money if the portfolio manager does not correctly anticipate the market movements of those underlying securities.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.
                                                                              20

                              FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. The Fund's fiscal year runs from October 1 to September
30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND (a)

                                                    PERIOD ENDED SEPTEMBER 30, 2000
(a)
                                                       CLASS A        CLASS B            CLASS C
 Net asset value--
 Beginning of period ($)                               18.22 18.22            18.22
----------------------------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (b)                             (0.01)(c) (0.03)           (0.02)
----------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                       1.03               1.03             1.01
----------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                       1.02               1.00             0.99
----------------------------------------------------------------------------------------------------------------
 LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS ($):
 From net realized capital gains                       (2.40)              (2.40)           (2.40)
----------------------------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                     16.84               16.82            16.81
----------------------------------------------------------------------------------------------------------------
 Total return (%) (d)(e)(f)                             5.41               5.29             5.23
----------------------------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (g)(h)                                        0.52(c)            1.27             1.27
----------------------------------------------------------------------------------------------------------------
 Net investment income (g)(h)                          (0.25)(c)           (1.00)           (1.00)
----------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                             242               242              242
----------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                   162               195              31


(a) Class A, Class B and Class C shares were initially offered on July 31, 2000. Per share data reflects activity from that date



(b) Per share data was calculated using average shares outstanding during the period.


(c) Net of fees waived by the Distributor which amounted to $0.10 per share and 0.10% (annualized)



(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.


(e) Had the Advisor/Distributor not waived a portion of expenses, total return would have been reduced.



(f)      Not annualized.



(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.



(h)      Annualized.

                                      NOTES





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                                                                              22

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

- Liberty Midcap Growth Fund (formerly Stein Roe Midcap Growth Fund)


                              [LIBERTY LETTERHEAD]

LIBERTY FOCUS FUND CLASS A PROSPECTUS, FEBRUARY 1, 2001



Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------
Investment Goal .........................................................      2

Principal Investment Strategies .........................................      2

Principal Investment Risks ..............................................      2

Performance History .....................................................      4

Your Expenses ...........................................................      5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------
How to Buy Shares .......................................................      6

Sales Charges ...........................................................      7

How to Exchange Shares ..................................................      8

How to Sell Shares ......................................................      8

Fund Policy on Trading of Fund Shares ...................................     10

Distribution and Service Fees ...........................................     10

Other Information About Your Account ....................................     11


MANAGING THE FUND                                                             13
--------------------------------------------------------------------------------
Investment Advisor ......................................................     13

Portfolio Manager .......................................................     13

OTHER INVESTMENT
STRATEGIES AND RISKS                                                          14
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                          16
--------------------------------------------------------------------------------

Not FDIC
Insured

May Lose Value
No Bank Guarantee

                                    THE FUND

INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
The Fund invests primarily in a limited number of large capitalization companies that the portfolio manager believes have above-average growth potential. As a "focus" fund, under normal conditions, the Fund will primarily hold between 15-25 common stocks. To select investments for the Fund, the portfolio manager considers companies that are dominant in their particular industries or markets that can generate consistent earnings growth. The portfolio manager selects investments across many sectors. Since the Fund is "non-diversified," the percentage of assets that it may invest in any one issuer is not limited. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $ billion, midcap companies had market capitalizations between $ and $ billion, and small-cap companies had market capitalizations less than $ billion. These amounts are subject to change.

THE FUND





PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and,

THE FUND

therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Class S share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.


The Fund's return is compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of a selection of widely held common stocks. The Fund's return is also compared to the Morningstar large blend funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.


Calendar Year Total Returns (Class S)(1)
[BAR GRAPH]

Year
1991
1992
1993
1994
1995
1996
1997
1998
1999               37.99%
2000               -4.54%



The Fund's year-to-date total return through December 31, 2000 was -4.54%.


For period shown in bar chart:


Best quarter: 4th quarter 1999, +21.00%



Worst quarter: 4th quarter 2000, -16.09%


AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 1999(1)


                           INCEPTION DATE         1 YEAR        LIFE OF THE FUND
Class S (%)                   6/26/98              -4.54              13.03
--------------------------------------------------------------------------------
S&P Index (%)                   N/A                -9.10                   (2)
--------------------------------------------------------------------------------
Morningstar Average



(1) Class A is a newer class of shares. Its performance information includes returns of the Fund's Class S, (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class S share returns are not restated to reflect any differences in expenses (such as sales charges or Rule 12b-1 fees) between Class S shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on August 1, 2000.


(2)  Performance information is from June 30, 1998.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                         CLASS A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                   5.75
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)     1.00(4)
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)        (5)

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                                         CLASS A
Management fee  (%)                                                     0.90
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.35(6)
--------------------------------------------------------------------------------
Other expenses  (%)                                                     0.47
--------------------------------------------------------------------------------
Total annual fund operating expenses  (%)                               1.72



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                 1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                $739       $1,085      $1,453     $2,484


(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)   There is a $7.50 charge for wiring sale proceeds to your bank.

(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.62%. This arrangement may be terminated by the distributor at any time.

                                             YOUR ACCOUNT

INVESTMENT MINIMUMS

Initial Investment ..................................................... $1,000
Subsequent Investments ................................................. $   50
Automatic Investment Plan* ............................................. $   50
Retirement Plans* ...................................................... $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account
financial advisor     and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.

--------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check
(new account)         made payable to the Fund to the transfer agent, Liberty
                      Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.

--------------------------------------------------------------------------------
By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and
                      account number with a check made payable to the Fund to
                      Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                      02105-1722.


--------------------------------------------------------------------------------
By                    exchange You or your financial  advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an  additional  charge if  exchanging  from a money market fund. To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By                    wire You may  purchase  shares by wiring  money  from your bank account to your fund  account.  To wire funds to your fund  account,  call  1-800-422-3737  to  obtain a control number and the wiring instructions.

--------------------------------------------------------------------------------
By electronic         You may purchase shares by electronically
funds transfer        transferring money from your bank account to your
                      fund account by calling  1-800-422-3737.  Electronic funds transfers  may take up to two business  days to settle and be considered in "good form." You must set up this feature prior to your telephone  request.  Be sure to complete the appropriate section of the application.


--------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments
investment            automatically from your bank account to your fund
plan                  account. You can select a pre-authorized amount to be
                      sent via electronic funds transfer. Be sure to
                      complete the appropriate section of the application
                      for this feature.
--------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by
diversification       one fund into the same class of shares of the Fund at
                      no additional sales charge. To invest your dividends
                      in another fund, call 1-800-345-6611.


YOUR ACCOUNT

SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES


                                                                            % OF
                                                                        OFFERING
                                       AS A % OF                      PRICE
                                      THE PUBLIC       AS A %      RETAINED BY
                                       OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                       PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                         5.75          6.10          5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000             4.50          4.71          3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000            3.50          3.63          2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000            2.50          2.56          2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000          2.00          2.04          1.75
--------------------------------------------------------------------------------
$1,000,000 or more                        0.00          0.00          0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.


For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:


PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                           COMMISSION %
First $3 million                                               1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------------
Over $25 million                                               0.25



(9)

YOUR ACCOUNT

UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A shares purchased by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------







You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may

YOUR ACCOUNT


realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell
financial advisor     order. To receive the current trading day's price, your
                      financial  advisor firm must receive your request prior to the close of the NYSE, usually 4:00 p.m. Eastern time.

--------------------------------------------------------------------------------
By                    exchange You or your financial  advisor may sell shares by exchanging  from the Fund  into  the same  share  class of another  fund  at  no  additional  cost.  To  exchange  by telephone, call 1-800-422-3737.


--------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                      Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                      period. You do not need to set up this feature in advance
                      of your call. Certain restrictions apply to retirement
                      accounts. For details, call 1-800-345-6611.

--------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's
                      name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by
                      either a bank, a member firm of a national stock exchange
                      or another eligible guarantor institution. Additional
                      documentation is required for sales by corporations,
                      agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------
By                    wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.


--------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage on a monthly, quarterly or semi-annually basis
                      and have the proceeds sent to you if your account  balance is at least  $5,000.  This feature is not available if you hold your shares in  certificate  form.  All dividends and capital gains distributions must be reinvested. Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.


--------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank. Proceeds may take up to two business  days to be received by your bank.  You must set up this feature prior to your request. Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distribution marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT

OTHER INFORMATION ABOUT YOUR ACCOUNT

--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS


Dividend              Represents  interest and dividends  earned from securities held by the Fund net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains  Represents net long-term  capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS



Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------


Receive dividends in cash (see options below) and reinvest capital gains

--------------------------------------------------------------------------------


Receive all distributions in cash (with one of the following options):
--------------------------------------------------------------------------------


-        send the check to your address of record
-        send the check to a third party address
-        transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

YOUR ACCOUNT

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUNDS


INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER

DAVID P. BRADY joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona, and an M.B.A. degree from the University of Chicago. He has managed the Fund since June, 1998.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


INITIAL PUBLIC OFFERINGS

The Fund may invest a portion of its assets in certain types of equity securities including securities offered during a company's initial public offering (IPO). An IPO is the sale of a company's securities to the public for the first time. The market price of a security the Fund buys in an IPO may change substantially from the price the Fund paid, soon after the IPO ends. In the short term, this price change may significantly increase or decrease the Fund's total return, and therefore its performance history, after an IPO investment. This is especially so when the Fund's assets are small. However, should the Fund's assets increase, the results of an IPO investment will not cause the Fund's performance history to change as much. Although companies can be any size or age at the time of their IPO, they are often smaller in size and have a limited operating history which could create greater market volatility for the securities. The Advisor intends to limit the Fund's IPO investments to issuers whose securities the Fund already owns, or issuers which the Advisor has specially researched before the IPO. The Fund does not intend to invest more than 5% of its assets in IPO's and does not intend to buy them for the purpose of immediately selling (also known as flipping) the security after its public offering.


PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.

OTHER INVESTMENT STRATEGIES AND RISKS


INTERFUND LENDING PROGRAM

The Fund may lend money to and borrow money from other funds advised by Stein Roe. It will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's financial performance. The Fund's fiscal year runs from October 1 to September
30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND



                                                Period ended  September 30,
                                                 2000
                                                  Class A (a)
 Net asset value -- Beginning of period ($)            13.64
---------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):                (0.01) (c)
 Net investment loss (b)
---------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                      1.82
 on investments
---------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      1.81
---------------------------------------------------------------------------------------------------------------------------


 Net asset value -- End of period ($)                  15.45
---------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d) (e)(f)                            13.27
---------------------------------------------------------------------------------------------------------------------------

 Ratio  to average net assets (%)
Expenses (G)(h)                                        1.59(c)
Net investment loss (g) (h)                            (0.55)(c)
---------------------------------------------------------------------------------------------------------------------------

 Portfolio turnover rate (%)                           77
---------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                 1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b)Per share data was calculated using the average shares outstanding during the period.
(c)Distribution fees waived by the Distributor amounted to $0.008 per share and 0.10% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Had the Advisor/Distributor not waived or reimbursed expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage transactions had no impact.
(h) Annualized.



NOTES

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978


-    Stein Roe Focus Fund (formerly, Stein Roe Large Company Focus Fund)



                              [LIBERTY FUNDS LOGO]

                    Liberty Funds Distributor, Inc. (c)2001
                    One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com

                   LIBERTY CAPITAL OPPORTUNITIES FUND, CLASS A
                           LIBERTY FOCUS FUND, CLASS A
                   LIBERTY SMALL COMPANY GROWTH FUND, CLASS A
            EACH A SERIES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                    (EACH A FUND; COLLECTIVELY, THE "FUNDS")

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 2001

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in each Fund's Prospectus. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated February 1, 2001. This SAI should be read together with each Fund's Prospectus and the Funds' most recent Annual Report dated September 30, 2000. Investors may obtain a free copy of a Prospectus and Annual Reports from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the Funds' September 30, 2000 Annual Reports are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Funds' Prospectus.

TABLE OF CONTENTS

           PART 1
PAGE

           Definitions b
           Organization and History
           Investment Objective and Policies of the Funds
           Fundamental Investment Policies of the Funds
           Other Investment Policies of the Funds
           Fund Charges and Expenses
           Investment Performance
           Custodian
           Independent Accountants

           PART
2
PAGE
           Miscellaneous Investment Practices                                                           1
           Taxes 16
           Management of the Funds                                                                     19
           Determination of Net Asset Value                                                            26
           How to Buy Shares                                                                           26
           Special Purchase Programs/Investor Services                                                 27
           Programs for Reducing or Eliminating Sale Charges                                           29
           How to Sell Shares                                                                         31
           Distributions
           How to Exchange Shares                                                                      33
           Suspension of Redemptions                                                                   33
           Shareholder Liability                                                                       33
           Shareholder Meetings                                                                        34
           Performance Measures                                                                        34
           Appendix                                                            38
           Appendix
II                                                                                 44


                                        a

                                     Part 1

                       STATEMENT OF ADDITIONAL INFORMATION
                                FEBRUARY 1, 2001

DEFINITIONS
    "Capital  Opportunities  Fund" Liberty Capital  Opportunities  Fund, Class A
    "Focus Fund" Liberty Focus Fund, Class A "Small Company Growth Fund" Liberty
    Small  Company  Growth  Fund,  Class  A  "Trust"   Liberty-Stein  Roe  Funds
    Investment Trust "Advisor" Stein Roe & Farnham, Inc., the Funds' investment advisor
    "LFD"                           Liberty Funds Distributor, Inc., the Funds'
distributor
    "LFS"                           Liberty Funds Services, Inc., the Funds'
shareholder services and
                                    transfer agent.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1987. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999. Prior to September 25, 2000, Liberty Focus Fund was known as Liberty Large Company Focus Fund.


         Each Fund offers two classes of shares -- Classes A and S. This SAI describes Class A shares of the Funds. A separate SAI relates to Class S.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS

The Prospectus describes each Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

      Debt Securities
      Derivatives
      Convertible Securities
      Foreign Securities
      Structured Notes
      Swaps, Caps and Floors and Collars
      Lending of Portfolio Securities
      Repurchase Agreements
      When Issued and Delayed Delivery Securities; Reverse Repurchase Agreements Short Sales
      Rule 144A Securities
      Line of Credit
      Interfund Borrowing and Lending Program
      Options on Securities and Indexes
      Futures Contracts and Options on Futures Contracts

Except as indicated below under "Fundamental Investment Policies," the Funds' investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote. No Fund may:

         (1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.



OTHER INVESTMENT POLICIES OF THE FUNDS

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

         (b) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) [Small Company Growth Fund only] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions); [all other Funds] purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (j) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

FUND CHARGES AND EXPENSES

Under the Funds' Management Agreement, each Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month at the following annual rates:

Focus Fund:.75% up to $500,  .70% next $500,  .65% next $500,  .60%  thereafter;
Capital  Opportunities  Fund:  .75% up to $500,  .70% next $500, .65% next $500,
 .60% thereafter; Small Company Growth: 0.85%. Each Fund pays the Advisor a monthly Administrative Fee based on average daily net assets at the close of each business day during the month at the following rates: Focus Fund:.15% up to $500, .125% next $500, .10% next $500, .075% thereafter Capital Opportunities
Fund: .15% up to $500,  .125% next $500, .10% next $500,  .075% thereafter Small
Company Growth Fund: .15%. Each Fund pays the transfer agent 0.236 1% of its daily net assets.

RECENT FEES PAID TO THE ADVISOR (dollars in thousands)

                                       FOCUS FUND
                             Years ended September 30,

                                                             2000
                         1999                 1998                                                      ----
----                 ----
Management Fees                                                  519
                         398                  898
Administrative Fees                                              104
                          80                  188
Shareholder Services
and Transfer Agency Fees  185                 137                   26


                                     CAPITAL OPPORTUNITIES FUND
                                Years ended September 30
                                                       2000
1999                 1998
                                                       ----
----                 ----
Management Fees                                       4,023
4331                6,828
Administrative Fees                                     799
854                1,298
Shareholder Services and Transfer Agency Fees         1,294
1,411                2,069

                             SMALL COMPANY GROWTH FUND
                            Years ended  September 30
                                                        2000
1999                 1998
                                                        ----
----                 ----
Management Fees                                          204
20                 N/A
Reimbursement by Advisor                                (105)
(53)                N/A
Administrative Fees                                       36
4                 N/A
Shareholder Services and Transfer Agency Fees             59
7                 N/A



As of September 30, 2000, no 12B-1 fees were incurred by the Funds.

Pursuant to the Bookkeeping and Accounting Agreement with the Trust, during fiscal years ended September 30, 1998, 1999 and 2000, the Trust paid aggregate fees (dollars in thousands) to the Advisor of $357, $354 and $728, respectively.

As of September 30, 2000, no commissions were paid on Class A shares of the any Fund.

SALES-RELATED EXPENSES (in thousands) of the Distributor relating to the Fund for the fiscal year ended September 30, 2000 were:

                         Focus Fund                              Class A Shares
                                                                 --------------
Fees to FSFs                                                           $0
Cost of sales material relating to the Fund (including
printing and Mailing expenses)                                          5
Allocated travel, entertainment and other promotional
expenses (including advertising)                                        0

                  Capital Opportunities Fund                     Class A Shares
                                                                 --------------
Fees to FSFs                                                           $0
Cost of sales material relating to the Fund (including
printing and Mailing expenses)                                          5
Allocated travel, entertainment and other promotional
expenses (including advertising)                                        0

                  Small Company Growth Fund                      Class A Shares
                                                                 --------------
Fees to FSFs                                                           $0
Cost of sales material relating to the Fund (including
printing and Mailing expenses)                                          1
Allocated travel, entertainment and other promotional
expenses (including advertising)                                        0

SALES CHARGES

As of September 30, 2000, no sales charges were paid by any Fund.


TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended September 30, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees:




                                  T R U S T E E

Fund

                                                 John A.                                                                 Thomas C.
                                    Lindsay     Bacon, Jr.   William W.    Douglas A.    Janet Langford     Charles R.    Theobold
                                     Cook**        **         Boyd **        Hacker           Kelly           Nelson
Capital Opportunities Fund            $0         $3,300       $3,400     $3,300           $3,300          $3,300        $3,300
Focus Fund                             0          2,100        2,200      2,100            2,100           2,100         2,100
Small Company Growth Fund              0          1,500        1,600      1,500            1,500           1,500         1,500

Total Compensation from the Fund
Complex*                               $0       $97,500     $102,000      $97,500          $93,000         $97,500       $97,500




      * At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, four series of Liberty-Stein Roe Funds Income Trust, five series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor

         Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.

    ** Retired as a Trustee on December 27, 2000.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                  T R U S T E E

                           Richard L.    Salvatore     William E.          John J.         Thomas E.         Anne-Lee
                             Lowry        Macera         Mayer            Neuhauser         Stitzel          Verville
Total Compensation the
Fund Complex *              $99,000       $98,000       $100,000         $101,210           $97,000        $94,667 (1)

(1) Total compensation of $94,667 is payable in later years as deferred compensation.


         *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.


OWNERSHIP OF THE FUNDS

At December 31, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Funds.

As of record on December 31, 2000, the following shareholders owned 5% or more of the following Funds' then outstanding Class A shares:


                                                  APPROXIMATE % OF OUTSTANDING
               NAME AND ADDRESS       FUND                         SHARES HELD
               ----------------
                                        ----                ----------------
  Colonial Management Associates   Small Company Growth Fund    24.73%
             One Financial Center    Focus Fund                100.00%
            Boston, MA 02111-2621 Capital Opportunities Fund    48.43%
               Richard D. Samar
               3411 School St.   Small Company Growth Fund    75.27%
          White Hall, PA 18052-3224
            Investors Bank & Trust
                 P.O. Box 108   Capital Opportunities Fund                51.57%
             Avon, CO 81620-0108


12b-1 PLAN The Trustees have approved a 12b-1 plan (Plan) for each Fund's Class A shares pursuant to Rule 12b-1 under the Act. Under the Plan, each Fund pays LFD monthly a service fee at an annual rate of 0.25% of each Fund's net assets attributed to Class A shares. The Funds also pay LFD monthly a distribution fee at an annual rate of not exceed 10% of each Fund's average daily net assets attributed to Class A shares. LFD has voluntarily agreed to waive a portion of the distribution fee so that it does not exceed 0.25% annually. LFD may use the entire amount of such fees to defray the costs of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of the amount of LFD's expenses, LFD may realize a profit from the fees.

The Plan authorizes any other payments by the Funds to LFD and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirect financing of the distribution of each Fund's shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of each Fund's assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of each Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. The CDSC is described in the Prospectus.

No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

INVESTMENT PERFORMANCE*


The Funds' average annual total returns at September 30, 2000, were:

                                                                                 10
                                                                              year or Life of
                                          1 year               5 Year               the Fund
                                          ------
------               --------
          Focus Fund

CLASS A
      With Sales Charges                  29.74%         N/A                  20.62%**
     Without Sales Charges                37.55          N/A                  23.82 **

  Capital Opportunities Fund

CLASS A
      With Sales Charges                  56.54            16.65                 20.81
     Without Sales Charges                66.20             18.06                 21.54

   Small Company Growth Fund

CLASS A
      With Sales Charges                  65.23              N/A                 24.91**
     Without Sales Charges                75.34              N/A                 26.57**



*Performance results are based on each Fund's Class S shares, the oldest existing Fund class. Class S share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class S shares and
Class A shares. Had the differences in fees been included, returns would have been lower. Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.

**  Inception   date  for  Focus  Fund-   6/26/98;   for  Small  Company  Growth
Fund-3/15/96.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101 is the custodian for the Trust and SR&F Base Trust. The custodian is responsible for safeguarding each Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT  ACCOUNTANTS

The independent accountants for the Funds are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so.

LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A         PROSPECTUS, FEBRUARY 1, 2001



Advised by Stein Roe & Farnham Incorporated

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Not FDIC    May Lose Value
Insured     No Bank Guarantee



TABLE OF CONTENTS

THE FUND                                2
-----------------------------------------

Investment Goal.........................2

Principal Investment Strategies.........2

Principal Investment Risks..............2

Performance History.....................4

Your Expenses...........................5

YOUR ACCOUNT                            6
-----------------------------------------

How to Buy Shares.......................6

Sales Charges...........................7

How to Exchange Shares..................8

How to Sell Shares......................8

Fund Policy on Trading of Fund Shares..10

Distribution and Service Fees..........10

Other Information About Your Account...11

MANAGING THE FUND                      13
-----------------------------------------

Investment Advisor.....................13

Portfolio Managers.....................13
-----------------------------------------

OTHER INVESTMENT
STRATEGIES AND RISKS                   14
-----------------------------------------


FINANCIAL HIGHLIGHTS                   15
-----------------------------------------

THE FUND


INVESTMENT GOAL

The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in the common stocks of aggressive growth companies. An aggressive growth company has the ability to increase its earnings at an above-average rate. To select stocks for the Fund, the managers concentrate on stocks of small and midcapitalization companies which they believe have opportunities for growth. The Fund may invest up to 25% of its assets in foreign stocks.

The portfolio managers may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamental such as failing to meet key operating benchmarks. The portfolio managers may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 2000, large-cap companies had market
capitalizations greater than $     billion, midcap companies had market
capitalizations between $     and $     billion, and small-cap companies had
market capitalizations less than $     billion. These amounts are subject to
change.

THE FUND


PRINCIPAL INVESTMENT RISKS

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income and capital gains available to distribute to shareholders. Other risks

THE FUND


include the following: possible delays in the settlement of transactions or the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURNS shows the Fund's Class S share performance for each of the last ten complete calendar years. It includes the effects of Fund expenses.

AVERAGE ANNUAL TOTAL RETURNS is a measure of the Fund's Class S share performance over the past one-year, five-year and ten-year periods. It includes the effects of Fund expenses.


The Fund's return is compared to the Standard & Poor's MidCap 400 Index (S&P Index), an unmanaged broad-based measure of market performance. The Fund's return is also compared to the Morningstar midcap growth funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY


The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year, 5 years and 10 years. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.


CALENDAR YEAR TOTAL RETURNS (CLASS S)(1)

                                  [BAR CHART]


  1991    1992    1993    1994    1995    1996    1997    1998    1999    2000
 62.79%   2.43%  27.52%  0.00%   50.77%  20.39%   6.15%  -1.61%  40.33%



                                                 For period shown in bar chart:

The Fund's year-to-date total return through     Best quarter: 4th quarter 1999,
+43.85%
December 31, 2000 was +11.29%.                   Worst quarter: 3rd quarter 1998,
-25.14%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000(1)


                                 1 YEAR        5 YEARS       10 YEARS


Class S (%)                     -11.29           9.38          17.50
S&P Index (%)                    17.50          20.41          19.86
Morningstar Average



(1) Class A is a newer class of shares. It's performance information includes returns of the Fund's Class S shares, (the oldest existing fund class) for periods prior to the inception of the newer classes of shares. Class S share returns are not restated to reflect any differences in expenses (such as sales charges or 12b-1 fees) between Class S shares and the newer classes of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on August 1, 2000.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75
---------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)          1.00(3)
---------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                         (4)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                      CLASS A
Management fee (%)                                     0.90
----------------------------------------------------------------
Distribution and service (12b-1) fees (%)              0.35(5)
----------------------------------------------------------------
Other expenses (%)                                     0.31
----------------------------------------------------------------
Total annual fund operating expenses (%)               1.56




EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS

Class A                                    $724       $1,038      $1,374     $2,321



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.


(5) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 1.46%. This arrangement may be terminated by the distributor at any time.

                                  YOUR ACCOUNT


INVESTMENT MINIMUMS
Initial Investment................   $1,000
Subsequent Investments............   $   50
Automatic Investment Plan*........   $   50
Retirement Plans*.................   $   25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS
Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  Your financial advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------------
By check              For new accounts, send a completed application and check made
(new account)         payable to the Fund to the transfer agent Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------
By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------------
By                    exchange You or your financial  advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an  additional  charge if  exchanging  from a money market fund. To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------------
By                    wire You may  purchase  shares by wiring  money  from your bank account to your fund  account.  To wire funds to your fund  account,  call  1-800-422-3737  to  obtain a control number and the wiring instructions.
---------------------------------------------------------------------------------------------
By electronic funds You may purchase shares by electronically transferring money from transfer your bank account to your fund account by calling
                      1-800-422-3737.  Electronic funds transfers may take up to two  business  days to settle and be  considered  in "good form."  You  must  set  up  this  feature  prior  to  your telephone  request.  Be sure to complete  the  appropriate section of the application.
---------------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your fund account.  You can select a pre-authorized  amount  to be sent  via  electronic  funds transfer.  Be sure to complete the appropriate  section of the application for this feature.
---------------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by one fund
diversification       into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.
---------------------------------------------------------------------------------------------

YOUR ACCOUNT


SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM

Less than $50,000                               5.75           6.10          5.00
--------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
--------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
--------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
--------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
--------------------------------------------------------------------------------------
$1,000,000 or more(7)                           0.00           0.00          0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.

                                  YOUR ACCOUNT



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                           COMMISSION %

First $3 million                                               1.00
--------------------------------------------------------------------------
$3 million to less than $5 million                             0.80
--------------------------------------------------------------------------
$5 million to less than $25 million                            0.50
--------------------------------------------------------------------------
Over $25 million                                               0.25




The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A shares purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES






You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

YOUR ACCOUNT


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.

YOUR ACCOUNT
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------------
By                    exchange You or your financial  advisor may sell shares by exchanging  from the Fund  into  the same  share  class of another  fund  at  no  additional  cost.  To  exchange  by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------------------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.  For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
Inc.,
                      P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------------
By                    wire You may sell shares and request  that the proceeds be wired to your bank.  You must set up this feature prior to
                      your   telephone   request.   Be  sure  to  complete   the
                      appropriate  section of the account  application  for this feature.
--------------------------------------------------------------------------------------
By systematic         You may automatically sell a specified dollar amount or
withdrawal plan       percentage on a monthly, quarterly or semi-annually basis if your account  balance is at least $5,000.  This feature is not available if you hold your shares in certificate form.
                      All  dividends  and capital  gains  distributions  must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this  feature  prior  to your  request.  Be sure to
                      complete   the   appropriate   section   of  the   account
                      application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES


The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses higher. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES


The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor, marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS

Dividend              Represents  interest and dividends  earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains  Represents net long-term  capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund


Receive dividends in cash (see options below) and reinvest capital gains



Receive all distributions in cash (with one of the following options):


-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

YOUR ACCOUNT


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR


Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Portfolio. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.90% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGERS

STEVE D. HAYWARD joined Stein Roe as a portfolio manager in November, 1999. He served as vice president, investments for M & I Investment Management from 1993 to 1999, where he managed the Marshall Mid-Cap Fund and Marshall Small-Cap Growth Fund. Mr. Hayward earned a B.A. degree from North Park College and a M.B.A. degree in finance from Loyola University. He has managed the Fund since joining Stein Roe in November, 1999.

DAVID P. BRADY joined Stein Roe in 1993. He was an associate portfolio manager of Disciplined Stock Fund until 1995, and is currently a senior vice president. He holds a B.S. degree in finance, graduating Magna Cum Laude from the University of Arizona and an M.B.A. degree from the University of Chicago. He has managed the Fund since May, 1999.

OTHER INVESTMENT STRATEGIES AND RISKS


UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


PORTFOLIO TURNOVER

There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


INTERFUND LENDING PROGRAM

The Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

FINANCIAL HIGHLIGHTS



The financial  highlights  table is intended to help you  understand  the Fund's
financial  performance.   The fiscal year runs from October 1
to September 30. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND



                                                Period ended  September 30,
                                                 2000
                                                  Class A (a)
 Net asset value -- Beginning of period ($)            39.22
---------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):                (0.09) (c)
 Net investment loss (b)
---------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                      3.08
 on investments
---------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      2.99
---------------------------------------------------------------------------------------------------------------------------


 Net asset value -- End of period ($)                  42.21
---------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d) (e)(f)                            7.62
---------------------------------------------------------------------------------------------------------------------------

 Ratio  to average net assets (%)
Expenses (G)(h)                                        1.56(c)
Net investment loss (g) (h)                            (1.28)(c)
---------------------------------------------------------------------------------------------------------------------------

 Portfolio turnover rate (%)                           119
---------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                 1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b)Per share data was calculated using the average shares outstanding during the period.
(c)Distribution fees waived by the Distributor amounted to $0.008 per share and 0.10% (annualized).
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Had the Advisor/Distributor not waived or reimbursed expenses, total return would have been reduced.
(g)The benefits derived from custody credits and directed brokerage transactions had no impact.
(h) Annualized.



FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

-        Stein Roe Capital Opportunities Fund

                              [LIBERTY FUNDS LETTERHEAD]

LIBERTY SMALL COMPANY GROWTH FUND CLASS A           PROSPECTUS, FEBRUARY 1, 2001


Advised by Stein Roe & Farnham Incorporated



TABLE OF CONTENTS

THE FUND                                  2
-------------------------------------------
Investment Goal......................     2
Principal Investment Strategies......     2
Principal Investment Risks...........     3
Performance History..................     4
Your Expenses........................     5

YOUR ACCOUNT                              6
-------------------------------------------
How to Buy Shares....................     6
Sales Charges........................     7
How to Exchange Shares...............     8
How to Sell Shares...................     8
Fund Policy on Trading of Fund Shares    10
Distribution and Service Fees........    10
Other Information About Your Account.    11

MANAGING THE FUND                        13
-------------------------------------------
Investment Advisor...................    13
Portfolio Manager....................    13

OTHER INVESTMENT
STRATEGIES AND RISKS                     14
-------------------------------------------

FINANCIAL HIGHLIGHTS                     15
-------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


 -----------------------------
| Not FDIC |  May Lose Value  |
|          |------------------|
| Insured  | No Bank Guarantee|
 -----------------------------

THE FUND



INVESTMENT GOAL
--------------------------------------------------------------------------------
The Fund seeks long-term growth.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------
Under normal market conditions, the Fund invests at least 65% of its assets in common stocks of small-cap companies. The Fund may invest in new issuers during periods when new issues are being brought to market. The Fund may also invest in mid-cap companies. The Fund invests in companies that compete within large and growing markets and that have the ability to grow their market share. To find companies with these growth characteristics, the portfolio manager seeks out companies that are -- or, in the portfolio manager's judgment, have the potential to be -- a market share leader within their respective industry. The portfolio manager also looks for companies with strong management teams that participate in the ownership of the companies.

The portfolio manager may sell a portfolio holding if the security reaches the portfolio manager's price target or if the company has a deterioration of fundamentals such as failing to meet key operating benchmarks. The portfolio manager may also sell a portfolio holding to fund redemptions.

Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large cap); medium capitalization (midcap); or small capitalization (small cap). In defining a company's market capitalization, we use capitalization-based categories as they are defined by Lipper, Inc.



According to Lipper, Inc. as of December 31, 2000, large-cap companies had market capitalizations greater than $ billion, midcap companies had market capitalizations between $ and $ billion, and small-cap companies had market capitalizations less than $ billion. These amounts are subject to change.









                                                                             ---

THE FUND






PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goal. You may lose money by investing in the Fund.


Management risk means that the advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with a similar investment goal. Market risk means that security prices in a market, sector or industry may move down. Downward movements will reduce the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goal or perform favorably compared with similar funds.


Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the equity market tends to move in cycles and individual stock prices may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stock prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

The securities issued by mid-capitalization companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                                                             ---

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS shows the Predecessor Fund's performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURNS ARE a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses.



The Fund's returns, for the period ended December 31, 2000 are compared to the Russell 2000 Growth Index (Russell 2000), an unmanaged index that tracks the performance of those Russell 2000 companies higher priced-to-book ratios and higher forecasted growth values. Previously, the Fund's returns were compared to the S&P SmallCap 600 Index (S&P Index), an unmanaged index that tracks the performance of small cap companies. The advisor believes that the Russell 2000 Index, is more representative of the Fund's small cap growth investment style. The Fund's returns are also compared to the average return of the funds included in the Morningstar small growth Funds category average (Morningstar Average). This Morningstar Average, which is calculated by Morningstar, Inc., is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar, Inc. does not warrant their information to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from use of the averages and has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar Average.
It is not possible to invest directly in indices.




PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class S shares. The performance table following the bar chart shows how the Fund's average annual returns for Class S shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance.



CALENDAR YEAR TOTAL RETURNS(CLASS S)(1)

                              YEAR        TOTAL RETURNS
                              ----        -------------
                              1997            19.93%
                              1998             7.85%
                              1999            50.91%
                              2000             0.73%


                                        For period shown in bar chart:

The Fund's year-to-date total return    Best quarter: 4th quarter 1999, +36.33%
through December 31, 2000 was +0.73%.   Worst quarter: 4th quarter 2000, -22.85%




AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2000(1)



                              INCEPTION                   LIFE OF THE
                                 DATE         1 YEAR          FUND
Class S(%)                     3/25/96        -0.73          18.04
-----------------------------------------------------------------------
Russell 2000 Index(%)            N/A          -3.02(2)         N/A
-----------------------------------------------------------------------
S&P Index(%)                     N/A          11.81               (3)
-----------------------------------------------------------------------
Morningstar Average(%)           N/A          -5.71          17.05



                                                                             ---

THE FUND




(1) On February 2, 1999, the Colonial Aggressive Growth Fund (Predecessor Fund) was reorganized into the Fund. The Predecessor Fund had multiple classes of shares consisting of Class A, Class B, and Class C shares. The performance information contained in the chart and total returns prior to February 2, 1999 are based on the historical returns of the Predecessor Fund's Class A shares, which unlike the Fund's Class S shares, had a 0.25% 12b-1 fee. This chart does not reflect the sales load of the Predecessor Fund's Class A shares. Performance information after February 2, 1999 is based on the historical returns for the Fund's Class S shares. Class S performance is not restated to reflect any differences in expenses (such as sales charges or Rule 12b-1 fees) between Class S shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be lower. Class A shares were initially offered on August 1, 2000.



(2) Performance information is from January 1, 2000 to December 31, 2000. This index does not track from inception date.



(3) Performance information is from [ ] to December 31, 2000.





                                                                             ---

THE FUND




UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                     CLASS A

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)               5.75
--------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00(4)
--------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                           (5)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                     CLASS A
Management fee (%)                                    1.00(7)
--------------------------------------------------------------
Distribution and service (12b-1) fees (%)             0.35(6)
--------------------------------------------------------------
Other expenses (%)                                    0.96
--------------------------------------------------------------
Total annual fund operating expenses (%)(7)           2.31




EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                             $796       $1,255      $1,739     $3,069



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(5)  There is a $7.50 charge for wiring sale proceeds to your bank.






(6) The Fund's distributor has voluntarily agreed to waive a portion of the 12b-1 fee for Class A shares. As a result, the actual 12b-1 fee for Class A shares would be 0.25% and the total annual fund operating expenses for Class A shares would be 2.21%. This arrangement may be modified or terminated by the distributor at any time.






(7) The Fund's advisor has voluntarily agreed to reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.50%. As a result, the actual management fee would be 0.54%, other expenses would be 0.96% and total annual fund operating expenses for Class A shares would be 1.75%. This arrangement may be modified or terminated by the advisor at any time. A reimbursement lowers the expense ratio and increases overall return to investors.



                                                                             ---

YOUR ACCOUNT



INVESTMENT MINIMUMS

Initial Investment .......     $1,000
Subsequent Investments ...        $50
Automatic Investment Plan*        $50
Retirement Plans* ........        $25

* The initial investment minimum of $1,000 is waived on this plan.

The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. The Fund also offers Class S shares through a separate prospectus.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD               INSTRUCTIONS
Through your         Your financial advisor can help you establish your account
financial advisor    and buy Fund shares on your behalf. Your financial advisor may charge you fees for executing the purchase for you.
--------------------------------------------------------------------------------
By check             For new accounts, send a completed application and check
(new account)        made payable to the Fund to the transfer agent, Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check For existing  accounts,  fill out and return the  additional  (existing account) investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and
                     account number with a check made payable to the Fund to
                     Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                     02105-1722.
--------------------------------------------------------------------------------
By                   exchange You or your  financial  advisor may acquire shares by exchanging  shares you own in one fund for shares of the same class of the Fund at no additional  cost. There may be an  additional  charge if  exchanging  from a money  market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By                   wire You may purchase shares by wiring money from your bank account  to your fund  account.  To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By electronic        You may purchase shares by electronically transferring
funds transfer       money from your bank account to your fund account by
                     calling 1-800-422-3737. Electronic funds transfers may take up to two  business  days to settle  and be  considered  in
                     "good  form."  You must set up this  feature  prior to your telephone  request.  Be sure to  complete  the  appropriate section of the application.
--------------------------------------------------------------------------------
Automatic            You can make monthly or quarterly investments automatically
investment plan      from your bank account to your fund account. You can select a  pre-authorized  amount to be sent via  electronic  funds transfer.  Be sure to complete the  appropriate  section of the application for this feature.
--------------------------------------------------------------------------------
By dividend          You may automatically invest dividends distributed by one
diversification      fund into the same class of shares of the Fund at no
                     additional sales charge. To invest your dividends in
                     another fund, call 1-800-345-6611.


                                                                             ---

YOUR ACCOUNT




SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES


                                                                   % OF OFFERING
                                          AS A % OF                     PRICE
                                         THE PUBLIC     AS A %       RETAINED BY
                                          OFFERING     OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                          PRICE     INVESTMENT    ADVISOR FIRM
Less than $50,000                           5.75         6.10           5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000               4.50         4.71           3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000              3.50         3.63           2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000              2.50         2.56           2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000            2.00         2.04           1.75
--------------------------------------------------------------------------------
$1,000,000 or more                          0.00         0.00           0.00



Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchased through a fee-based program.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION


AMOUNT PURCHASED                                         COMMISSION %
First $3 million                                             1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                           0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                          0.50
--------------------------------------------------------------------------------
Over $25 million                                             0.25



                                                                             ---

YOUR ACCOUNT






The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.



For Class A shares purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1% commission from the distributor on all purchases of less than $3 million.











                                                                             ---

YOUR ACCOUNT




UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those shares you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------




You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Shareholders of Liberty Acorn funds that qualify to purchase Class A shares at net asset value may exchange their Class A shares for Class Z share of another fund distributed by Liberty Funds Distributor, Inc. (see the Statement of Additional Information for a description of these situations). If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase, and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



                                                                             ---

YOUR ACCOUNT




HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, if the advisor determines that it is in the best interest of the Fund.



                                                                             ---

YOUR ACCOUNT




OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD               INSTRUCTIONS

Through your You may call your  financial  advisor to place your sell  financial advisor order. To receive the current trading day's price, your financial  advisor firm must receive your request  prior to the close of the NYSE, usually 4:00 p.m. Eastern time.
--------------------------------------------------------------------------------
By                   exchange You or your  financial  advisor may sell shares by exchanging  from the Fund  into  the  same  share  class of
                     another  fund  at  no  additional   cost.  To  exchange  by
                     telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign
                     the letter, and signatures must be guaranteed by either a
                     bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries,
                     surviving joint owners and individual retirement account
                     owners. For details, call 1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By                   wire You may sell shares and request  that the  proceeds be wired to your bank.  You must set up this feature  prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage on a monthly, quarterly or semi-annually basis
                     and have your proceeds sent to you if your account  balance is at least  $5,000.  This feature is not  available if you hold your shares in  certificate  form.  All  dividend  and capital gains distributions must be reinvested.  Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank. Proceeds may take up to two  business  days to be received by your bank.  You must set up this feature prior to your request.  Be sure to complete the appropriate section of the account application for this feature.



                                                                             ---

YOUR ACCOUNT




FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The Fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A shares and the services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for Class A shares. The annual distribution fee may equal up to 0.10% for Class A shares. Distribution and service fees are paid out of the assets of the class. The distributor has voluntarily agreed to waive a portion of the Class A share distribution fee. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.







                                                                             ---

YOUR ACCOUNT




OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


                                                                             ---

YOUR ACCOUNT




UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS


Dividend              Represents  interest and dividends  earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains  Represents net long-term  capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.

If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund

Reinvest all distributions in shares of another fund


Receive dividends in cash (see options below) and reinvest capital gains



Receive all distributions in cash (with one of the following options):


- send the check to your address of record

- send the check to a third party address

- transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on federal, state, local or other applicable tax laws.






                                                                             ---

YOUR ACCOUNT




In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.




                                                                             ---

MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), a wholly owned subsidiary of Liberty Funds Group LLC (LFG), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of portfolio securities for the Fund. Stein Roe has been an investment advisor since 1932.



Stein Roe's mutual funds and institutional investment advisory businesses are part of LFG. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Colonial is a registered investment advisor. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of Liberty Financial Companies, Inc.



For the 2000 fiscal year, fees paid to Stein Roe by the Fund amounted to 1.00% of average daily net assets of the Fund.


Stein Roe can use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
WILLIAM M. GARRISON has been employed by Stein Roe since 1989 as an equity research analyst and is a vice president. He earned an A.B. degree from Princeton University and an M.B.A. degree from the University of Chicago. He has managed the Fund since September, 1998.



                                                                              --

UNDERSTANDING THE FUND'S OTHER INVESTMENT STRATEGIES AND RISKS

The Fund's principal investment strategies and risks are described under "The Fund - Principal Investment Strategies" and "The Fund - Principal Investment Risks." In seeking to meet its investment goal, the Fund may also invest in other securities and use certain other investment techniques. These securities and investment techniques offer opportunities and carry various risks.

The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goal. The Fund may not always achieve its investment goal.

Additional information about the Fund's securities and investment techniques, as well as the Fund's fundamental and non-fundamental investment policies, is contained in the Statement of Additional Information.



OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described above. This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change any of the Fund's investment goal or investment strategies.


SHORT SALES
--------------------------------------------------------------------------------
The Fund may make short sales of securities. Short selling involves the sale of borrowed securities. When the Fund thinks the price of a stock will decline, it borrows the stock and then sells the borrowed stock. When the Fund has to return the borrowed stock, it tries to buy the stock at a lower price. If the Fund is successful, it has a capital gain. If the Fund is unsuccessful and buys the stock at a higher price than the price at which it sold the stock, the Fund has a capital loss. The Fund's capital gains and losses may result in federal income tax consequences to the Fund's shareholders. Short selling involves certain risks. The Fund could have a loss if the borrowed security increases in value and if the purchased security declines in value.


PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
There are no limits on turnover. Turnover may vary significantly from year to year. Stein Roe does not expect it to exceed 100% under normal conditions. The Fund generally intends to purchase securities for long-term investment although, to a limited extent, it may purchase securities in anticipation of relatively short-term price gains. Portfolio turnover typically produces capital gains or losses resulting in tax consequences for Fund investors. It also increases transaction expenses, which reduce the Fund's return.


INTERFUND LENDING PROGRAM
--------------------------------------------------------------------------------
The Fund may lend money to and borrow from other funds advised by Stein Roe. They will do so when Stein Roe believes such lending or borrowing is necessary and appropriate. Borrowing costs will be the same as or lower than the costs of a bank loan.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.


                                                                             ---

FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the financial performance of the Fund. The Fund's fiscal year runs from October 1 to September 30.Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                Period ended  September 30,
                                                 2000
                                                  Class A (a)
 Net asset value -- Beginning of period ($)            19.03
---------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):                (0.05) (d)
 Net investment loss (b)
---------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                      3.16
 on investments
---------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      3.12
---------------------------------------------------------------------------------------------------------------------------


 Net asset value -- End of period ($)                  22.15
---------------------------------------------------------------------------------------------------------------------------
 Total return (%)(e)(f)(g)                                16.40
---------------------------------------------------------------------------------------------------------------------------

 Ratio  to average net assets (%)
Expenses (G)(h)                                        1.75(d)
Net investment loss  (h)(i)                            (1.12)(d)
---------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived
 by the investment advisor   (h)(i)                     0.06
---------------------------------------------------------------------------------------------------------------------------
 ---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate (%)                           160
---------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                 1

(a) Class A shares were initially offered on July 31, 2000. Per share data reflects activity from that date.
(b)Per share data was calculated using the average shares outstanding during the period.
(c) Net of fees waived by the Advisor which amounted to $0.002 per share.
(d)Distribution fees waived by the Distributor amounted to $0.004 per share and 0.10% (annualized).
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f) Not annualized.
(g) Had the Advisor/Distributor not waived or reimbursed expenses, total return would have been reduced.
(h)The benefits derived from custody credits and directed brokerage transactions had no impact.
(i) Annualized.






                                                                             ---

FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Edgar database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty-Stein Roe Funds Investment Trust: 811-4978

- Stein Roe Small Company Growth Fund




--------------------------------------------------------------------------------
                           [LIBERTY FUNDS LETTERHEAD]

711-01/296C-0700

                           LIBERTY MIDCAP GROWTH FUND
                               Class A, B C and Z
              A series of Liberty-Stein Roe Funds Investment Trust

                       Statement of Additional Information
                                February 1, 2001

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Fund's Prospectus. This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectuses of the Funds dated February 1, 2001. This SAI should be read together with the Fund's Prospectuses and the Fund's most recent Annual Report dated September 30, 2000. Investors may obtain a free copy of a Prospectus and Annual Reports from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the Fund's September 30, 2000
Annual  Report are incorporated in this SAI by reference.

Part 1 of this SAI contains specific information about the Funds. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           Part 1                                                        Page
           Definitions
           Organization and History
           Investment Objective and Policies of the Fund
           Fundamental Investment Policies of the Fund
           Other Investment Policies of the Fund
           Fund Charges and Expenses
           Investment Performance
           Custodian
           Independent  Accountants

           Part 2                                                         Page
           Miscellaneous Investment Practices
           Taxes
           Management of the Funds
           Determination of Net Asset Value
           How to Buy Shares
           Special Purchase Programs/Investor Services
           Programs for Reducing or Eliminating Sale Charges
           How to Sell Shares
           Distributions
           How to Exchange Shares
           Suspension of Redemptions
           Shareholder Liability
           Shareholder Meetings
           Performance Measures
           Appendix I
           Appendix II

                                     Part 1

                       Statement of Additional Information
                                February 1, 2001
DEFINITIONS
           "The Fund"   Liberty Midcap Growth Fund
           "Trust"      Liberty-Stein Roe  Funds Investment Trust
           "Advisor"   Stein Roe & Farnham, Inc., the Fund's investment advisor
           "LFD"        Liberty Funds Distributor, Inc., the Fund's distributor
           "LFS" Liberty Funds Services, Inc., the Fund's shareholder services
                          and   transfer agent.

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1987. On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999. Prior to July 14, 2000, the Fund was known as Stein Roe Midcap Growth Fund. Prior to May 6, 1999, the Fund was known as Stein Roe Growth Opportunities Fund.

         The Fund offers five classes of shares--Classes A, B, C, Z and S. This SAI describes Class A, B, C and Z shares of the Fund. A separate SAI relates to Class S.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for the Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

INVESTMENT OBJECTIVE AND POLICIES OF THE FUNDS
The Prospectus describes the Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Funds:

           Debt Securities
           Derivatives
           Convertible Securities
           Foreign Securities
           Structured Notes
           Swaps, Caps and Floors and Collars
           Lending of Portfolio Securities
           Repurchase Agreements
           When Issued and Delayed Delivery Securities; Reverse Repurchase Agreements
           Short Sales
           Rule 144A Securities
           Line of Credit
           Interfund Borrowing and Lending Program
           Options on Securities and Indexes
           Futures Contracts and Options on Futures Contracts

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental and the Trustees may change the investment policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES OF THE FUNDS
The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote. The Fund may not:

(1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S. Government or any of its agencies or instrumentalities or repurchase agreements for such securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (2) acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (3) act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

         (4) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

         (5) make loans, although it may (a) lend portfolio securities and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

         (6) borrow except that it may (a) borrow for nonleveraging, temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

         (7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund; or

         (8) issue any senior security except to the extent permitted under the Investment Company Act of 1940.



OTHER INVESTMENT POLICIES OF THE FUND
As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, the Fund may not:

         (a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration or development programs); (ii) puts, calls, straddles, spreads, or any combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

  (b) invest in companies for the purpose of exercising control or management;

         (c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

         (d) invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

         (e) write an option on a security unless the option is issued by the Options Clearing Corporation, an exchange, or similar entity;

         (f) invest more than 25% of its total assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

         (g) purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

         (h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a recapitalization, reorganization, or other exchange for securities it contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

         (i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

         (j) invest  more than 15% of its net assets  (taken at market  value at
the  time  of  a  particular  investment)  in  illiquid  securities,   including
repurchase agreements maturing in more than seven days.

FUND CHARGES AND EXPENSES
Under the Fund's Management Agreement, the Fund pays the Advisor a monthly fee based on average net assets, determined at the close of each business day during the month at the following annual rates:

75% up to $500, .70% next $500, .65% next $500, .60% thereafter.7 The
Fund pays the transfer agent 0.236 of 1% of its daily net assets.

Recent Fees paid to the Advisor (dollars in thousands)


                                                                 Years ended September 30,

                                                      2000                1999                  1998
                                                      ----                ----                  ----
Management Fees                                         519                 398                  899
Administrative Fees                                     104                  80                  188
Shareholder Services and Transfer Agency Fees
                                                        149                 142                  119


As of September 30, 2000, no 12B-1 fees were paid by the Fund.


Pursuant to the Bookkeeping and Accounting Agreement with the Trust, during fiscal years ended September 30, 1998, 1999 and 2000, the Trust paid aggregate fees (dollars in thousands) to the Advisor of $357, $354 and $728, respectively.

As of September 30, 2000, no commissions were paid on Class A , B, C and Z shares of the Fund.


Sales-related expenses (in thousands) of the Distributor relating to the Fund for the fiscal year ended September 30, 2000 were:

                                                                    Class A             Class B             Class C
                                                                    -------             -------             -------

Fees to FSFs                                                           $0                $3,708               $0
Cost of sales material relating to the Fund (including
printing and Mailing expenses)                                       3,553               2,466                236
Allocated travel, entertainment and other promotional
expenses (including advertising)                                      667                 463                 44


Trustees and Trustees' Fees
For the fiscal year ended September 30, 2000 and the calendar year ended December 31, 2000, the Trustees received the following compensation for serving as Trustees:







                                   Aggregate
                                  Compensation From
                                  Midcap  Fund for      Total Compensation From
                                  the Fiscal Year       the Fund Complex Paid to
     Trustee                        Ended September 30,   the Trustees for the
                                    2000                  Calendar Year Ended
                                                     December 31, 2000*

     Lindsay Cook (**)                    -0-                      -0-
     John A. Bacon Jr. (**)          2,100                       97,500
     William W. Boyd (**)              2,200                     102,000
     Douglas A. Hacker                2,100                       97,500
     Janet Langford Kelly             2,100                       93,000
     Charles R. Nelson                 2,100                       97,500
     Thomas C. Theobald              2,100                       97,500



      ------
       * At September 30, 2000, the Stein Roe Fund Complex consisted of 12 series of the Trust, one series of Liberty-Stein Roe Funds Trust, four series of Liberty-Stein Roe Funds Municipal Trust, 4 series of Liberty-Stein Roe Funds Income Trust, four series of Liberty-Stein Roe Advisor Trust, five series of SteinRoe Variable Investment Trust, 12 portfolios of SR&F Base Trust, Liberty-Stein Roe Advisor Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, and Stein Roe Floating Rate Limited Liability Company.
      ** Retired as of December 27, 2000.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                                     Total Compensation From
                                                     the Fund Complex Paid
                                                   to the Trustees for the
                                                    Calendar Year Ended
                                                      December 31, 2000*




                 Trustee
        Richard L. Lowry                                  $99,000
        Salvatore Macera                                   98,000
        William E. Mayer                                  100,000
        John J. Neuhauser                                 101,210
        Thomas E. Stitzel                                   97,000
        Anne-Lee Verville                                   94,667 (1)

(1) Total compensation of $94,667 is payable in later years as deferred compensation.


         *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.


Ownership of the Fund
At December 31, 2000, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on December 31, 2000, the following shareholders owned 5% or more of the following Fund's then outstanding Class A, B, C and Z shares:

                                                                                Approximate % of Outstanding
               Name and Address                             Class                        Shares Held
               ----------------                             -----                        -----------

          Investors Bank & Trust IRA                          A                              5.74
             Donana Papadopoulos
               38 Greenwood Rd.
                 Peabody, MA

                  NFSC FEBO                                   C                             15.63
               Dan R. Garrison
              Renee A. Garrison
             985 Pleasantview Ct.
            Gardnerville, NV 89410

        Colonial Management Associates                        Z                             100.00
             One Financial Center
               Boston,MA 02111

          Donaldson Lufkin Jenrette                           A                              5.71
               Securities Corp.
                P.O. Box 2052
            Jersey City, NJ 07303

     Merrill Lynch Pierce Fenner & Smith                      C                             13.03
    For the sole benefit of its customers
          Attn: Fund Administration
              4800 Deer Lake Dr.
            Jacksonville, FL 32246

              Richard V. Taylor                               A                             10.49
               717 Cinnamon Rd.
             North Palm Beach FL

          Investors Bank & Trust IRA                          A                              7.43
               Vincent Zeudejas
                7310 Maple St.
               Omaha, NE 68134

               PaineWebber FBO                                B                              9.78
        The Bradley Co. of the SE,Inc.
               4517 Pendock Ct.
             Charlotte, NC 28226

          Investors Bank & Trust Co.                          C                             20.99
          Esnet Management Group LC
               Daniel Campbell
             3483 Cottonwood lane
               Provo, UT 84604

       Raymond James & Associates CSDN                        C                             12.50
                Ann Finger IRA
         612 Maiden Salem Church Rd.
               Maiden NC 28650

            LPL Financial Services                            C                              8.94
                A/C 4287-6367 9785 Towne Centre Dr.
             San Diego, CA 92121

            LPL Financial Services                            C                              7.03
                A/C 3558-9135 9785 Towne Centre Dr.
             San Diego, CA 92121

            LPL Financial Services                            A                             10.84
                A/C 6039-5642 9785 Towne Centre Dr.
             San Diego, CA 92121




12b-1 Plan The Trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.35% of net assets attributed to Class A shares or 0.25% of net assets attributed to Class B and Class C shares. The Plan also provides that as compensation for the promotion and distribution of shares of the Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. At this time, the Distributor has voluntarily agreed to limit the Class A service and distribution fee to 0.10% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C and Class Z shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by the Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The Trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

         The Fund offers five classes of shares (Class A, Class B, Class C, Class Z, and Stein Roe Midcap Growth Fund Class S). The Fund may offer other classes of shares in the future. Class Z and Stein Roe Midcap Growth Fund Class S shares are offered at net asset value and are not subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.

         No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

         Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.



INVESTMENT PERFORMANCE*


The Fund's average annual total returns at September 30, 2000, were:

                                          1 year           Life of the Fund**

Class A
      With Sales Charges                  46.87                   50.65
     Without Sales Charges                55.73                    22.78
Class B
      With Sales Charges                  50.65                   20.57
     Without Sales Charges                55.65                   22.16
Class C
      With Sales Charges                  54.56                   22.72
     Without Sales Charges                55.56                   22.72
Class Z
                                          55.83                   22.78




*Performance results are based on the Fund's Class S shares, the oldest existing Fund class. Class S share returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class S shares and Class A, B, C and Z shares. Had the differences in fees been included, returns would have been lower. Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.

**From 6/30/97 to 9/30/00.

See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN

State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02101 is the custodian for the Trust and SR&F Base Trust. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT  ACCOUNTANTS
The independent accountants for the Funds are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The independent accountants audit and report on the annual financial statements, review certain regulatory reports and the federal income tax returns, and perform other professional accounting, auditing, tax and advisory services when engaged to do so.

                  12
                                        STATEMENT OF ADDITIONAL INFORMATION

                                                      PART 2

The following information applies generally to most funds advised by the Advisor. "Funds" include certain series of Liberty-Stein Roe Funds Investment Trust. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

Part 1 of this SAI lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in Part 1 of this SAI, it is not applicable to your Fund. Unless otherwise noted, the term "fund" refers to each Fund and each Portfolio, if applicable.


TAXES
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

Federal Taxes. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.


Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

Securities Issued at a Discount. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement , as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS Stein Roe provides administrative and management services to the Fund. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.


The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen
E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed below. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.

Trustees and Officers (this section applies to all of the funds)


                                       Position(s) held                      Principal occupation(s)
        Name, Age; Address              with the Trust                       during past five years
        ------------------              --------------                       ----------------------


William D. Andrews, 53; One South  Executive Vice-President Executive vice president of Stein Roe & Farnham
Wacker Drive, Chicago, IL  60606                            Incorporated ("Stein Roe")
(4)

Christine Balzano, 35;             Vice-President           Senior vice president of Liberty Funds Services, Inc.;
245 Summer Street, Boston, MA                               formerly vice president and assistant vice president
02210

Kevin M. Carome, 44;               Executive                Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA   Vice-President           May 1999 (formerly Vice President and  Secretary);
02111 (4)                                                   General Counsel and Secretary of Stein Roe since 1998;
                                                            Executive       Vice
                                                            President of Liberty
                                                            Funds    Group   and
                                                            Liberty     All-Star
                                                            Funds since October,
                                                            2000; Executive Vice
                                                            President        and
                                                            Assistant Secretary,
                                                            Liberty  Funds Group
                                                            -  Chicago;   Senior
                                                            Vice      President,
                                                            Legal since January,
                                                            1999   of    Liberty
                                                            Funds         Group;
                                                            Associate    General
                                                            Counsel   and   Vice
                                                            President of Liberty
                                                            Financial Companies,
                                                            Inc.         through
                                                            January, 1999.

Denise E. Chasmer, 32              Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliffe Avenue                                    vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                                            prior thereto

J. Kevin Connaughton               Controller               Controller of the Funds since December 2000 (formerly
One Financial Center                                        Controller of the Funds  from May 2000 to October,
Boston, MA 02111 (4)                                        2000); Treasurer and Chief Financial Officer of the
                                                            Liberty Funds and of
                                                            the Liberty All-Star
                                                            Funds          since
                                                            December,       2000
                                                            (formerly Controller
                                                            and Chief Accounting
                                                            Officer    of    the
                                                            Liberty  Funds  from
                                                            February,   1998  to
                                                            October, 2000); Vice
                                                            President   of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            February,       1998
                                                            (formerly Senior Tax
                                                            Manager,  Coopers  &
                                                            Lybrand,   LLP  from
                                                            April,    1996    to
                                                            January,  1998; Vice
                                                            President,       440
                                                            Financial
                                                            Group/First     Data
                                                            Investor    Services
                                                            Group  from   March,
                                                            1994    to    April,
                                                            1996).

William M. Garrison, 34; One       Vice-President           Vice president of Stein Roe since Feb. 1998; associate
South Wacker Drive, Chicago, IL                             portfolio manager for Stein Roe since August 1994
60606 (4)



Stephen E. Gibson, 47; One         President                Director of Stein Roe since September 1, 2000, President
Financial Center, Boston, MA                                and Vice Chairman of  Stein Roe since January, 2000
02111 (4)                                                   (formerly Assistant Chairman from August, 1998 to
                                                            January,      2000);
                                                            President   of   the
                                                            Stein    Roe   Funds
                                                            since November 1999;
                                                            President   of   the
                                                            Liberty  Funds since
                                                            June, 1998, Chairman
                                                            of the  Board of the
                                                            Liberty  Funds since
                                                            July,   1998,  Chief
                                                            Executive    Officer
                                                            and President  since
                                                            December,  1996  and
                                                            Director,      since
                                                            July,     1996    of
                                                            Colonial  Management
                                                            Associates (formerly
                                                            Executive       Vice
                                                            President from July,
                                                            1996  to   December,
                                                            1996);     Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   LFG
                                                            since December, 1998
                                                            (formerly  Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   The
                                                            Colonial Group, Inc.
                                                            (TCG) from December,
                                                            1996  to   December,
                                                            1998);     (formerly
                                                            Managing Director of
                                                            Marketing  of Putnam
                                                            Investments,   June,
                                                            1992 to July, 1996.)

Erik P. Gustafson,  36;  Vice-President  Senior portfolio  manager of Stein Roe;
senior vice One South Wacker Drive, Chicago,  president of Stein Roe since April
1996; vice president IL 60606 (4) of Stein Roe prior thereto



Douglas A. Hacker, 44;             Trustee                  Senior vice president and chief financial officer of
 P.O. Box 66100, Chicago, IL                                UAL, Inc. (airline)
60666 (3) (4)

Loren A. Hansen, 52; Executive Vice-President Chief investment officer/equity of
CMA since 1997;  One South Wacker Drive,  Chicago,  executive  vice president of
Stein Roe since Dec.  1995;  IL 60606 (4) vice  president of The Northern  Trust
(bank) prior thereto

Harvey B. Hirschhorn, 50; One Vice-President Executive vice president, senior portfolio manager, and South Wacker Drive, Chicago, IL chief economist and investment strategist of Stein Roe; 60606 (4) director of research of Stein Roe, 1991 to 1995



Janet Langford Kelly, 42; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President           Vice president and assistant controller of CMA
245 Summer Street, Boston, MA
02210 (4)

Richard W. Lowry, 64               Trustee                  Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;              Trustee                  Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                         Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02349 (4)                                  1981).

William E. Mayer, 60;              Trustee                  Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                  (formerly Dean, College of Business and Management,
New York, NY  10022                                         University of Maryland from October, 1992 to November,
(1) (4)                                                     1996);Director, Johns Manville; Director, Lee
                                                            Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President           President of Liberty Funds Services, Inc.
 One Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 58; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

John J. Neuhauser, 57;             Trustee                  Academic Vice President and Dean of Faculties since
84 College Road                                             August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA  02467-3838 (4)                           College School of Management from September, 1977 to
                                                            September, 1999).

Nicholas S. Norton, 41; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman of  Trustee and Chairman of the Board of the Stein Roe Funds
One Financial Center, Boston, MA   the Board                since October, 2000(formerly Vice President of the Funds
02111 (1) (4)                                               from April, 1999 to August, 2000); Director of Stein Roe
                                                            since   September  ,
                                                            2000;   Manager   of
                                                            Stein  Roe  Floating
                                                            Rate         Limited
                                                            Liability    Company
                                                            since October, 2000;
                                                            Chief     Operations
                                                            Officer   of  Mutual
                                                            Funds,       Liberty
                                                            Financial Companies,
                                                            Inc.  since  August,
                                                            2000; Executive Vice
                                                            President        and
                                                            Director    of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            April,         1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer  of  Liberty
                                                            Funds   Group  since
                                                            April,   1999;   and
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998).

Thomas Stitzel, 64;                Trustee                  Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                      1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                        Business, Boise State University); Chartered Financial
                                                            Analyst.

Thomas C. Theobald, 63; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

Anne-Lee  Verville,  55; Trustee  Consultant  (formerly General Manager,  Global
Education  359 Stickney Hill Road  Industry  form 1994 to 1997,  and  President,
Applications  Hopkinton,  NH 03229 (4) Solutions Division from 1991 to 1994, IBM
Corporation
                                                            (global education and global applications)).
----------------------
(1)   Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company
      Act of 1940.
(2)   Member  of the  Executive  Committee  of the Board of  Trustees,  which is authorized  to  exercise  all powers of the Board with  certain  statutory exceptions.
(3)   Member of the Audit Committee of the Board, which makes recommendations to the Board  regarding  the  selection  of  auditors  and  confers  with the auditors regarding the scope and results of the audit.
(4) This person holds the  corresponding  officer or trustee  position with SR&F
Base Trust.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objectives, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

The Management Agreement
Under a Management Agreement between the Advisor and the Trust (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all compensation of the Trustees of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

Administration Agreement

Under an Administration Agreement with each fund, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

(a)       providing office space, equipment and clerical personnel;

(b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

(c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

(d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

(e) coordinating and overseeing the activities of each fund's other third-party service providers; and

(f)       maintaining certain books and records of each fund.
(g)       Monitoring the investments and operations of the SR&F Base Trust


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

The Accounting and Bookkeeping Agreement

The Advisor provides certain accounting and bookkeeping services to the fund pursuant to an Accounting and Bookkeeping Agreement. For these services, the Advisor receives an annual fee of $25,000 per fund, plus 0.25% of 1% of average net assets over $50 million.

Portfolio Transactions

Investment decisions. The Advisor acts as investment advisor to each of the funds. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

The Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Advisor, when buying or selling equity securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.

Principal Underwriter
LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

Investor Servicing and Transfer Agent
LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFS. The agreement continues indefinitely but may be terminated by 180 days' notice by the fund to LFS or by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

Code of Ethics
The fund, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds.

DETERMINATION OF NET ASSET VALUE
Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade, but in no event later than 5:00 p.m. Eastern time. Currently, the Exchange is closed Saturdays, Sundays and the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.

From time to time, Liberty Funds Distributor, Inc. (LFDI) or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in the funds' statements of additional information. With respect to the above listed funds, LFDI will reallow to participating broker-dealers the entire sales charge for all sales of Class A shares for orders placed for Individual Retirement Accounts (IRA's) from January 2, 2001 through April 16, 2001. With respect to each of the above listed funds, LFDI has elected to pay participating dealers an amount equal to 0.50% of the net asset value of the funds' Class B shares sold to IRA's from January 2, 2001 through April 16, 2001.

Special Purchase Programs/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

Automatic Investment Plan. As a convenience to investors, shares of most funds may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.
You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

Tax-Sheltered Retirement Plans. LFD offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges an $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

Telephone Address Change Services. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

Cash Connection.  Dividends and any other  distributions,  including  Systematic
Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
Right of Accumulation (Class A and B only). Reduced sales charges on Class A and B shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.            The current purchase; and

2. The value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

Statement of Intent (Class A shares only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

Reinstatement Privilege. An investor who has redeemed Class A, B or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Privileges of Stein Roe Employees or Financial Service Firms (in this section, the "Advisor" refers to Stein Roe in its capacity as the Advisor or Administrator to the funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

Privileges of Liberty Acorn Funds Shareholders. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial or contingent deferred sales charges; however, they will be subject to the annual 12b-1 service fee.

Sponsored Arrangements. Class A shares of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Waiver of Contingent Deferred Sales Charges (CDSCs) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:


1.             Death.  CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder
               -----
               on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or
               (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or
               other custodial account.  If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death.  If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account.  If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2.             Systematic Withdrawal Plan (SWP).  CDSCs may be waived on redemptions occurring pursuant to a monthly,
               --------------------------------
               quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly
               SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption).  Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.  See below under "Investor Services - Systematic Withdrawal Plan."

3.             Disability.  CDSCs may be waived on redemptions  occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account  becomes  disabled
               (as defined in Section 72(m)(7) of the Internal Revenue Code). To
               be eligible for such waiver,  (i) the disability must arise after the  purchase of shares and (ii) the  disabled  shareholder  must have been under age 65 at the time of the  initial  determination
               of   disability.   If  the  account  is   transferred  to  a  new
               registration  and then a redemption is requested,  the applicable
               CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death.
               If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5.             Returns  of  excess   contributions.   CDSCs  may  be  waived  on
               redemptions  required  to  return  excess  contributions  made to retirement plans or individual  retirement  accounts,  so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document).
               CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.



HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

Systematic Withdrawal Plan If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

Telephone Redemptions. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

Checkwriting Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The Bank may charge customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS
Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged.

How to Exchange Shares
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.


SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

Non-money market.  The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

Distribution rate. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

Tax-Related Illustrations.  The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

General. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                                    APPENDIX I
                                            DESCRIPTION OF BOND RATINGS
                                        Standard & Poor's Corporation (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes: SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

         Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

         Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+).
Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.


The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                                     MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection
by  established  cash  flows,   superior   liquidity   support  or  demonstrated
broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

              Prime-1  Highest Quality
              Prime-2  Higher Quality
              Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                              Fitch Investors Service

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                                          Duff & Phelps Credit Rating Co.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.


                                                        34
                                                              APPENDIX II
                                                              1999

SOURCE                             CATEGORY                                        RETURN (%)

CREDIT SUISSE FIRST BOSTON:

                           First Boston High Yield Index-                                3.28
                           Global

LIPPER, INC.:

                           AMEX Composite Index P                                       27.28
                           AMEX Computer Tech IX P                                      75.02
                           AMEX Institutional IX P                                      24.46
                           AMEX Major Market IX P                                       17.76
                           Bse Sensex Index                                             63.83
                           CAC 40:FFR IX P                                              51.12
                           CD Rate 1 Month Index Tr                                      5.31
                           CD Rate 3 Month Index Tr                                      5.46
                           CD Rate 6 Month Index Tr                                      5.59
                           Consumer Price Index                                             2.99
                           Copnhgn SE:Dkr IX P                                          20.46
                           DAX:Dm IX Tr                                                 39.10
                           Domini 400 Social Index                                      24.50
                           Dow Jones 65 Comp Av P                                       11.97
                           Dow Jones Ind Average P                                      25.22
                           Dow Jones Ind Dly Reinv                                      27.21
                           Dow Jones Ind Mth Reinv                                      27.29
                           Dow Jones Trans Av P                                         -5.47
                           Dow Jones Trans Av Tr                                        -4.52
                           Dow Jones Util Av P                                          -9.27
                           Dow Jones Util Av Tr                                         -6.02
                           Ft/S&P Act Wld Ex US IX                                        N/A
                           Ft/S&P Actuaries Wld IX                                        N/A
                           FT-SE 100:Pd IX P                                            17.81
                           FT-SE Gold Mines IX                                           0.20
                           Hang Seng:Hng Kng $ IX                                       68.80
                           Jakarta Composite Index                                      70.06
                           Jasdaq Index:Yen P                                          244.48
                           Klse Composite Index                                         38.59
                           Kospi Index                                                  82.78
                           Lear High Growth Rate IX                                       N/A
                           Lear Low Priced Value IX                                       N/A
                           Lehman 1-3 Govt/Corp P                                       -2.89
                           Lehman 1-3 Govt/Corp Tr                                       3.15
                           Lehman Aggregate Bd P                                        -7.03
                           Lehman Aggregate Bd Tr                                       -0.82
                           Lehman Cp Bd Int P                                           -6.43
                           Lehman Cp Bd Int Tr                                           0.16
                           Lehman Govt Bd Int P                                         -5.36
                           Lehman Govt Bd Int Tr                                         0.49
                           Lehman Govt Bd Long P                                       -14.59
                           Lehman Govt Bd Long Tr                                       -8.73
                           Lehman Govt Bd P                                             -8.08
                           Lehman Govt Bd Tr                                            -2.23
                           Lehman Govt/Cp Bd P                                          -8.26
                           Lehman Govt/Cp Bd Tr                                         -2.15
                           Lehman Govt/Cp Int P                                         -5.70
                           Lehman Govt/Cp Int Tr                                         0.39
                           Lehman High Yield P                                          -6.64
                           Lehman High Yield Tr                                          2.39
                           Lehman Muni 10 Yr IX P                                       -6.08
                           Lehman Muni 10 Yr IX Tr                                      -1.25
                           Lehman Muni 3 Yr IX P                                        -3.36
                           Lehman Muni 3 Yr IX Tr                                        1.96
                           Lehman Muni Bond IX P                                        -7.08
                           Lehman Muni Bond IX Tr                                       -2.06
                           Lipper 1000                                                    N/A
                           Lipper Mgmt Co Price IX                                      12.57
                           Madrid SE:Pst IX P                                           16.22
                           ML 10+ Yr Treasury IX Tr                                     -8.61
                           ML 1-3 Yr Muni IX P                                          -2.72
                           ML 1-3 Yr Muni IX Tr                                          2.51
                           ML 1-3 Yr Treasury IX P                                      -2.85
                           ML 1-3 Yr Treasury IX Tr                                      3.06
                           ML 1-5 Yr Gv/Cp Bd IX P                                      -3.84
                           ML 1-5 Yr Gv/Cp Bd IX Tr                                      2.19
                           ML 15 Yr Mortgage IX P                                       -4.14
                           ML 15 Yr Mortgage IX Tr                                       2.17
                           ML 1-5 Yr Treasury IX P                                      -3.83
                           ML 1-5 Yr Treasury IX Tr                                      2.04
                           ML 3 MO T-Bill IX Tr                                          4.85
                           ML 3-5 Yr Govt IX P                                          -5.45
                           ML 3-5 Yr Govt IX Tr                                          0.32
                           ML 3-7 Yr Muni IX Tr                                          0.66
                           ML Corp Master Index P                                       -8.53
                           ML Corp Master Index Tr                                      -1.89
                           ML Glbl Govt Bond Inx P                                      -6.83
                           ML Glbl Govt Bond Inx Tr                                     -1.66
                           ML Glbl Gv Bond IX II P                                      -9.65
                           ML Glbl Gv Bond IX II Tr                                     -4.52
                           ML Global Bond Index P                                       -9.04
                           ML Global Bond Index Tr                                      -3.50
                           ML Gov Corp Master IX Tr                                     -2.05
                           ML Govt Master Index P                                       -8.02
                           ML Govt Master Index Tr                                      -2.11
                           ML Govt/Corp Master IX P                                     -8.19
                           ML High Yld Master IX P                                      -7.86
                           ML High Yld Master IX Tr                                      1.57
                           ML Master Muni IX Tr                                         -6.35
                           ML Mortgage Master IX P                                      -4.86
                           ML Mortgage Master IX Tr                                      1.61
                           ML Treasury Master IX P                                      -8.31
                           ML Treasury Master IX Tr                                     -2.38
                           MSCI AC Americas Free ID                                     22.71
                           MSCI AC Asia Fr-Ja IX GD                                     64.67
                           MSCI AC Asia Fr-Ja IX ID                                     61.95
                           MSCI AC Asia Pac - Ja GD                                     55.23
                           MSCI AC Asia Pac - Ja ID                                     52.30
                           MSCI AC Asia Pac Fr-J GD                                     49.83
                           MSCI AC Asia Pac Fr-J ID                                     46.80
                           MSCI AC Asia Pac IX GD                                       59.66
                           MSCI AC Asia Pac IX ID                                       57.86
                           MSCI AC Europe IX GD                                         17.35
                           MSCI AC Europe IX ID                                         15.22
                           MSCI AC Fe - Ja IX GD                                        67.83
                           MSCI AC Fe - Ja IX ID                                        65.24
                           MSCI AC Fe Free IX GD                                        61.81
                           MSCI AC Fe Free IX ID                                        60.29
                           MSCI AC Fe Fr-Ja IX GD                                       62.11
                           MSCI AC Fe Fr-Ja IX ID                                       59.40
                           MSCI AC Pac Fr-Jpn IX GD                                     46.89
                           MSCI AC Pac Fr-Jpn IX ID                                     43.84
                           MSCI AC World Free IX GD                                     26.82
                           MSCI AC World Fr-USA GD                                      30.91
                           MSCI AC World Fr-USA ID                                      28.80
                           MSCI AC World IX GD                                          27.31
                           MSCI AC World IX ID                                          25.49
                           MSCI AC World-USA IX GD                                      31.79
                           MSCI AC Wrld Fr-Ja IX GD                                     23.07
                           MSCI AC Wrld Fr-Ja IX ID                                     21.20
                           MSCI AC Wrld-Ja IX GD                                        23.64
                           MSCI AC Wrld-Ja IX ID                                        21.77
                           MSCI Argentina IX GD                                         34.29
                           MSCI Argentina IX ID                                         30.05
                           MSCI Australia IX GD                                         18.67
                           MSCI Australia IX ID                                         15.19
                           MSCI Australia IX ND                                         17.62
                           MSCI Austria IX GD                                           -8.66
                           MSCI Austria IX ID                                          -10.47
                           MSCI Austria IX ND                                           -9.11
                           MSCI Belgium IX GD                                          -13.75
                           MSCI Belgium IX ID                                          -15.77
                           MSCI Belgium IX ND                                          -14.26
                           MSCI Brazil IX GD                                            67.23
                           MSCI Brazil IX ID                                            61.57
                           MSCI Canada IX GD                                            54.40
                           MSCI Canada IX ID                                            51.78
                           MSCI Canada IX ND                                            53.74
                           MSCI Chile IX GD                                             39.01
                           MSCI Chile IX ID                                             36.45
                           MSCI China Dom Fr IX ID                                      31.10
                           MSCI China Free IX ID                                         9.94
                           MSCI China Non Dom IX ID                                      5.82
                           MSCI Colombia IX GD                                         -13.69
                           MSCI Colombia IX ID                                         -19.14
                           MSCI Czech Rep IX GD                                          5.35
                           MSCI Czech Rep IX ID                                          3.97
                           MSCI Denmark IX GD                                           12.47
                           MSCI Denmark IX ID                                           10.85
                           MSCI Denmark IX ND                                           12.06
                           MSCI EAFE - UK IX GD                                         31.45
                           MSCI EAFE - UK IX ID                                         29.63
                           MSCI EAFE - UK IX ND                                         31.01
                           MSCI EAFE + Canada IX GD                                     28.27
                           MSCI EAFE + Canada IX ID                                     26.22
                           MSCI EAFE + Canada IX ND                                     27.93
                           MSCI EAFE + Em IX GD                                         31.03
                           MSCI EAFE + EM IX ID                                         28.93
                           MSCI EAFE + EMF IX GD                                        30.33
                           MSCI EAFE + EMF IX ID                                        28.24
                           MSCI EAFE Fr IX ID                                           25.03
                           MSCI EAFE GDP Wt IX GD                                       31.38
                           MSCI EAFE GDP Wt IX ID                                       29.49
                           MSCI EAFE GDP Wt IX ND                                       31.00
                           MSCI EAFE IX GD                                              27.30
                           MSCI EAFE IX ID                                              25.27
                           MSCI EAFE IX ND                                              26.96
                           MSCI EASEA IX GD                                             18.12
                           MSCI EASEA IX ID                                             15.90
                           MSCI EASEA IX ND                                             17.77
                           MSCI Em Asia IX GD                                           69.73
                           MSCI Em Asia IX ID                                           67.96
                           MSCI Em Eur/Mid East GD                                      79.61
                           MSCI Em Eur/Mid East ID                                      76.67
                           MSCI Em Europe IX GD                                         83.98
                           MSCI Em Europe IX ID                                         81.28
                           MSCI Em Far East IX GD                                       67.27
                           MSCI Em Far East IX ID                                       65.67
                           MSCI Em IX GD                                                68.82
                           MSCI Em IX ID                                                66.18
                           MSCI Em Latin Am IX GD                                       65.45
                           MSCI Em Latin Am IX ID                                       61.81
                           MSCI EMF Asia IX GD                                          69.41
                           MSCI EMF Asia IX ID                                          67.65
                           MSCI EMF Far East IX GD                                      65.50
                           MSCI EMF Far East IX ID                                      63.97
                           MSCI EMF IX GD                                               66.41
                           MSCI EMF IX ID                                               63.70
                           MSCI EMF Latin Am IX GD                                      58.89
                           MSCI EMF Latin Am IX ID                                      55.48
                           MSCI Europe - UK IX GD                                       17.84
                           MSCI Europe - UK IX ID                                       16.00
                           MSCI Europe - UK IX ND                                       17.35
                           MSCI Europe GDP Wt IX ID                                     14.08
                           MSCI Europe IX GD                                            16.23
                           MSCI Europe IX ID                                            14.12
                           MSCI Europe IX ND                                            15.89
                           MSCI European Union GD                                       19.22
                           MSCI European Union ID                                       16.99
                           MSCI Far East Free IX ID                                     59.99
                           MSCI Far East IX GD                                          62.63
                           MSCI Far East IX ID                                          61.10
                           MSCI Far East IX ND                                          62.41
                           MSCI Finland IX GD                                          153.33
                           MSCI Finland IX ID                                          150.71
                           MSCI Finland IX ND                                          152.60
                           MSCI France IX GD                                            29.69
                           MSCI France IX ID                                            28.00
                           MSCI France IX ND                                            29.27
                           MSCI Germany IX GD                                           20.53
                           MSCI Germany IX ID                                           18.70
                           MSCI Germany IX ND                                           20.04
                           MSCI Greece IX GD                                            49.64
                           MSCI Greece IX ID                                            47.58
                           MSCI Hongkong IX GD                                          59.52
                           MSCI Hongkong IX ID                                          54.85
                           MSCI Hongkong IX ND                                          59.52
                           MSCI Hungary IX GD                                           11.66
                           MSCI Hungary IX ID                                           10.81
                           MSCI India IX GD                                             87.35
                           MSCI India IX ID                                             84.67
                           MSCI Indonesia IX GD                                         93.46
                           MSCI Indonesia IX ID                                         92.04
                           MSCI Ireland IX ID                                          -14.02
                           MSCI Israel Dom IX ID                                        51.10
                           MSCI Israel IX ID                                            56.29
                           MSCI Israel Non Dom Ixid                                     47.06
                           MSCI Italy IX GD                                              0.19
                           MSCI Italy IX ID                                             -1.48
                           MSCI Italy IX ND                                             -0.26
                           MSCI Japan IX GD                                             61.77
                           MSCI Japan IX ID                                             60.56
                           MSCI Japan IX ND                                             61.53
                           MSCI Jordan IX GD                                             6.26
                           MSCI Jordan IX ID                                             2.00
                           MSCI Kokusai IX GD                                           21.26
                           MSCI Kokusai IX ID                                           19.43
                           MSCI Kokusai IX ND                                           20.84
                           MSCI Korea IX GD                                             92.42
                           MSCI Korea IX ID                                             90.17
                           MSCI Luxembourg IX ID                                        50.50
                           MSCI Malaysia IX GD                                         109.92
                           MSCI Malaysia IX ID                                         107.23
                           MSCI Mexico Free IX GD                                       80.07
                           MSCI Mexico Free IX ID                                       78.50
                           MSCI Mexico IX GD                                            81.76
                           MSCI Mexico IX ID                                            80.19
                           MSCI Netherland IX GD                                         7.43
                           MSCI Netherland IX ID                                         5.25
                           MSCI Netherland IX ND                                         6.88
                           MSCI New Zealand IX GD                                       14.30
                           MSCI New Zealand IX ID                                        9.70
                           MSCI New Zealand IX ND                                       12.90
                           MSCI Nordic IX GD                                            87.75
                           MSCI Nordic IX ID                                            85.11
                           MSCI Nordic IX ND                                            87.00
                           MSCI Norway IX GD                                            32.43
                           MSCI Norway IX ID                                            29.52
                           MSCI Norway IX ND                                            31.70
                           MSCI Nth Amer IX GD                                          23.47
                           MSCI Nth Amer IX ID                                          21.91
                           MSCI Nth Amer IX ND                                          23.00
                           MSCI Pac - Japan IX GD                                       43.20
                           MSCI Pac - Japan IX ID                                       39.35
                           MSCI Pac - Japan IX ND                                       42.58
                           MSCI Pacific Free IX ID                                      55.19
                           MSCI Pacific Fr-Jpn ID                                       34.95
                           MSCI Pacific IX GD                                           57.96
                           MSCI Pacific IX ID                                           56.17
                           MSCI Pacific IX ND                                           57.63
                           MSCI Pakistan IX GD                                          49.62
                           MSCI Pakistan IX ID                                          42.24
                           MSCI Peru IX GD                                              18.86
                           MSCI Peru IX ID                                              16.34
                           MSCI Philippines Fr Ixgd                                      3.32
                           MSCI Philippines Fr Ixid                                      2.33
                           MSCI Philippines IX GD                                        8.90
                           MSCI Philippines IX ID                                        7.62
                           MSCI Portugal IX GD                                          -8.45
                           MSCI Portugal IX ID                                         -10.86
                           MSCI Russia IX GD                                           247.06
                           MSCI Russia IX ID                                           246.20
                           MSCI Sing/Mlysia IX GD                                       99.40
                           MSCI Sing/Mlysia IX ID                                       97.08
                           MSCI Sing/Mlysia IX ND                                       99.40
                           MSCI Singapore Fr IX GD                                      60.17
                           MSCI Singapore Fr IX ID                                      58.43
                           MSCI South Africa IX GD                                      57.20
                           MSCI South Africa IX ID                                      53.43
                           MSCI Spain IX GD                                              5.27
                           MSCI Spain IX ID                                              3.53
                           MSCI Spain IX ND                                              4.83
                           MSCI Sri Lanka IX GD                                         -6.27
                           MSCI Sri Lanka IX ID                                         -9.73
                           MSCI Sweden IX GD                                            80.60
                           MSCI Sweden IX ID                                            77.76
                           MSCI Sweden IX ND                                            79.74
                           MSCI Swtzrlnd IX GD                                          -6.59
                           MSCI Swtzrlnd IX ID                                          -7.81
                           MSCI Swtzrlnd IX ND                                          -7.02
                           MSCI Taiwan IX GD                                            52.71
                           MSCI Taiwan IX ID                                            51.52
                           MSCI Thailand IX GD                                          40.92
                           MSCI Thailand IX ID                                          40.49
                           MSCI Turkey IX GD                                           252.41
                           MSCI Turkey IX ID                                           244.36
                           MSCI UK IX GD                                                12.45
                           MSCI UK IX ID                                                 9.74
                           MSCI UK IX ND                                                12.45
                           MSCI USA IX GD                                               22.38
                           MSCI USA IX ID                                               20.86
                           MSCI USA IX ND                                               21.92
                           MSCI Venezuela IX GD                                          8.71
                           MSCI Venezuela IX ID                                          1.68
                           MSCI World - UK IX GD                                        26.83
                           MSCI World - UK IX ID                                        25.17
                           MSCI World - UK IX ND                                        26.38
                           MSCI World - USA IX GD                                       28.27
                           MSCI World - USA IX ID                                       26.22
                           MSCI World - USA IX ND                                       27.93
                           MSCI World GDP Wt IX ID                                      27.26
                           MSCI World IX Free ID                                        23.45
                           MSCI World IX GD                                             25.34
                           MSCI World IX ID                                             23.56
                           MSCI World IX ND                                             24.93
                           MSCI Wrld - Austrl IX GD                                     25.42
                           MSCI Wrld - Austrl IX ID                                     23.67
                           MSCI Wrld - Austrl IX ND                                     25.03
                           NASDAQ 100 IX P                                             101.95
                           NASDAQ Bank IX P                                             -7.98
                           NASDAQ Composite IX P                                        85.59
                           NASDAQ Industrial IX P                                       71.67
                           NASDAQ Insurance IX P                                         5.54
                           NASDAQ Natl Mkt Cmp IX                                       85.87
                           NASDAQ Natl Mkt Ind IX                                       72.04
                           NASDAQ Transport IX P                                         1.82
                           Nikkei 225 Avg:Yen P                                         36.79
                           NYSE Composite P                                              9.15
                           NYSE Finance IX P                                            -0.92
                           NYSE Industrials IX P                                        11.37
                           NYSE Transportation IX                                       -3.25
                           NYSE Utilities IX P                                          14.62
                           Oslo SE Tot:Fmk IX P                                         45.54
                           Philippines Composite IX                                      8.85
                           PSE Technology IX P                                         116.40
                           Russell 1000 Grow IX Tr                                      33.16
                           Russell 1000 IX P                                            19.46
                           Russell 1000 IX Tr                                           20.91
                           Russell 1000 Value IX Tr                                      7.35
                           Russell 2000 Grow IX Tr                                      43.09
                           Russell 2000 IX P                                            19.62
                           Russell 2000 IX Tr                                           21.26
                           Russell 2000 Value IX Tr                                     -1.49
                           Russell 3000 IX P                                            19.43
                           Russell 3000 IX Tr                                           20.90
                           Russell Midcap Grow IX                                       51.29
                           Russell Midcap IX Tr                                         18.23
                           Russell Midcap Value IX                                      -0.11
                           S & P 100 Index P                                            31.26
                           S & P 500 Daily Reinv                                        21.04
                           S & P 500 Index P                                            19.53
                           S & P 500 Mnthly Reinv                                       21.03
                           S & P 600 Index P                                            11.52
                           S & P 600 Index Tr                                           12.41
                           S & P Financial IX P                                          2.19
                           S & P Financial IX Tr                                         3.97
                           S & P Industrial IX Tr                                       25.87
                           S & P Industrials P                                          24.52
                           S & P Midcap 400 IX P                                        13.35
                           S & P Midcap 400 IX Tr                                       14.72
                           S & P Transport Index P                                     -10.69
                           S & P Transport IX Tr                                        -9.32
                           S & P Utility Index P                                       -12.48
                           S & P Utility Index Tr                                       -8.88
                           S & P/Barra Growth IX Tr                                     27.98
                           S & P/Barra Value IX Tr                                      12.72
                           SB Cr-Hdg Nn-US Wd IX Tr                                      2.88
                           SB Cr-Hdg Wd Gv Bd IX Tr                                      1.31
                           SB Non-US Wd Gv Bd IX Tr                                     -5.07
                           SB Wd Gv Bd:Austrl IX Tr                                      4.07
                           SB Wd Gv Bd:Germny IX Tr                                    -16.42
                           SB Wd Gv Bd:Japan IX Tr                                      15.53
                           SB Wd Gv Bd:UK IX Tr                                         -4.30
                           SB Wd Gv Bd:US IX Tr                                         -2.45
                           SB World Govt Bond IX Tr                                     -4.27
                           SB World Money Mkt IX Tr                                      0.39
                           Straits Times Index                                          77.54
                           Swiss Perf:Sfr IX Tr                                         11.69
                           Taiwan SE:T$ IX P                                            42.86
                           T-Bill 1 Year Index Tr                                        4.91
                           T-Bill 3 Month Index Tr                                       4.74
                           T-Bill 6 Month Index Tr                                       4.85
                           Thailand Set Index                                           35.44
                           Tokyo 2nd Sct:Yen IX P                                      121.27
                           Tokyo Se(Topix):Yen IX                                       58.44
                           Toronto 300:C$ IX P                                          29.72
                           Toronto SE 35:C$ IX P                                        36.42
                           Value Line Cmp IX-Arth                                       10.56
                           Value Line Cmp IX-Geom                                       -1.40
                           Value Line Industrl IX                                       -0.05
                           Value Line Railroad IX                                       -9.93
                           Value Line Utilties IX                                       -7.10
                           Lipper CE Pac Ex Jpn IX                                      73.32
                           Lipper Pac Ex-Jpn Fd IX                                      74.88






THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST::

                           Real Estate Investment Trust Index                           -4.62

SALOMON SMITH BARNEY WGBI MARKET SECTORS:                                             LOCAL CURRENCY        U.S. DOLLARS
-----------------------------------------                                             --------------        ------------

                           U.S. Government (Sovereign)                                -2.45                  -2.45
                           United Kingdom (Sovereign)                                 -1.20                   -4.3
                           France (Sovereign)                                         -2.95                -17.16
                           Germany (Sovereign)                                        -2.08                -16.42
                           Japan (Sovereign)                                          4.83                   15.53
                           Canada (Sovereign)                                         -1.46                   4.29

Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in U.S. currency

           Statement of Additional Information Dated February 1, 2001
                    LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
                     One Financial Center, Boston, MA 02111
                                  800-338-2550

                        Liberty Value Opportunities Fund


                           Class A, B, C, and Z Shares

         This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information that should be read in conjunction with the Fund's prospectuses dated February 1, 2001, and any supplements thereto ("Prospectus"). Financial statements, which are contained in the Fund's September 30, 2000, Annual Report is incorporated by reference into this SAI. The Prospectus and Annual Report may be obtained at no charge by telephoning 800-338-2550.



                                TABLE OF CONTENTS

Investment Policies..........................................................3
Portfolio Investments and Strategies........................................3
Investment Restrictions.....................................................18
Additional Investment Considerations.......................................20
Management...................................................................21
Financial Statements.........................................................26
Principal Shareholders.......................................................26
Investment Advisory and Other Services.......................................27
Distributor..................................................................29
Transfer Agent..............................................................31
Purchases and Redemptions...................................................31
Custodian....................................................................40
Independent Accountants....................................................40
Portfolio Transactions.....................................................40
Additional Income Tax Considerations.......................................45
Investment Performance......................................................46
Master Fund/Feeder Fund: Structure and Risk Factors..........................50
Appendix--Ratings............................................................52

                         GENERAL INFORMATION AND HISTORY

 .........Liberty  Value  Opportunities Fund (the "Fund") is a separate series of
Liberty-Stein Roe Funds Investment Trust (the "Trust"). On February 1, 1996, the name of the Trust was changed to separate "SteinRoe" into two words. The name of the Trust was changed from "Stein Roe Investment Trust" to "Liberty-Stein Roe Funds Investment Trust" on October 18, 1999. Prior to July 14, 2000,
Liberty Value Opportunities Fund was named Stein Roe Advisor Select Growth & Income Fund; prior to November 2, 1999 was named "Stein Roe Growth & Income Fund and prior to February 1, 1996 was named "SteinRoe Prime Equities". The Fund commenced operations on March 24, 1987.

 .........The Fund offers five classes of  shares--Classes  A, B, C, Z, and S. On
November 22, 1999, the outstanding shares of the Fund and were converted into Class S, and Classes A, B, C and Z commenced. The Fund did not have separate classes prior to that date. This SAI describes Classes A, B, C and Z of The Fund and of .

 .........The  Trust  is  a  Massachusetts  business  trust  organized  under  an
Agreement and Declaration of Trust ("Declaration of Trust") dated Jan. 8, 1987, which provides that each shareholder shall be deemed to have agreed to be bound by the terms thereof. The Declaration of Trust may be amended by a vote of either the Trust's shareholders or its trustees. The Trust may issue an unlimited number of shares, in one or more series, each with one or more classes, as the Board may authorize. Currently, 12 series are authorized and outstanding. Each series invests in a separate portfolio of securities and other assets, with its own objectives and policies.

 .........Under Massachusetts law, shareholders of a Massachusetts business trust such as the Trust could, in some circumstances, be held personally liable for unsatisfied obligations of the trust. The Declaration of Trust provides that persons extending credit to, contracting with, or having any claim against the Trust or any particular series shall look only to the assets of the Trust or of the respective series for payment under such credit, contract or claim, and that the shareholders, trustees and officers shall have no personal liability therefor. The Declaration of Trust requires that notice of such disclaimer of liability be given in each contract, instrument or undertaking executed or made on behalf of the Trust. The Declaration of Trust provides for indemnification of any shareholder against any loss and expense arising from personal liability solely by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the Trust was unable to meet its obligations. The risk of a particular series incurring financial loss on account of unsatisfied liability of another series of the Trust also is believed to be remote, because it would be limited to claims to which the disclaimer did not apply and to circumstances in which the other series was unable to meet its obligations.

 .........Each  share of a series (or class  thereof) is entitled to  participate pro rata in any dividends and other distributions declared by the Board on shares of that series (or class thereof), and all shares of a series (or class thereof) have equal rights in the event of liquidation of that series (or class thereof). Each whole share (or fractional share) outstanding on the record date established in accordance with the By-Laws shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in United States dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes). As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies, or approving an investment advisory contract. If requested to do so by the holders of at least 10% of its outstanding shares, the Trust will call a special meeting for the purpose of voting upon the question of removal of a trustee or trustees and will assist in the communications with other shareholders as if the Trust were subject to Section 16(c) of the Investment Company Act of 1940. All shares of all series of the Trust are voted together in the election of trustees. On any other matter submitted to a vote of shareholders, shares are voted in the aggregate and not by individual series, except that shares are voted by individual series when required by the Investment Company Act of 1940 or other applicable law, or when the Board of Trustees determines that the matter affects only the interests of one or more series, in which case shareholders of the unaffected series are not entitled to vote on such matters.

Special Considerations Regarding Master Fund/Feeder Fund Structure

 .........Rather  than invest in securities  directly,  the Funds seek to achieve their  objectives  by  pooling  their  assets  with  those of  other  investment companies for investment in a master fund having the identical investment objective and substantially the same investment policies as its feeder funds.
The  purpose  of  such  an  arrangement  is  to  achieve   greater   operational
efficiencies and reduce costs. The feeder Fund invests all of its assets in a separate master fund that is a series of SR&F Base Trust, the Growth & Income Portfolio.


 .........The  master funds are referred to collectively as the "Portfolios." For more information, please refer to Master Fund/Feeder Fund: Structure and Risk Factors.
 .........Stein Roe & Farnham Incorporated ("Stein Roe") provides  administrative and accounting and recordkeeping services to the Funds and Portfolios and investment management services to the Portfolio.

                               INVESTMENT POLICIES

 .........The  Trust  and SR&F  Base  Trust are  open-end  management  investment companies. The Fund and the Portfolios are diversified, as that term is defined in the Investment Company Act of 1940.

 .........The  investment objectives and policies are described in the Prospectus under The Fund. In pursuing its objective, a Portfolio may also employ the investment techniques described under Portfolio Investments and Strategies in this SAI. The investment objective is a nonfundamental policy and may be changed by the Board of Trustees without the approval of a "majority of the outstanding voting securities."1

                      PORTFOLIO INVESTMENTS AND STRATEGIES
 .........Unless  otherwise  noted,  for purposes of discussion  under  Portfolio
Investments and Strategies, the term "Fund" refers to each Fund and each Portfolio.

Debt Securities

 .........In  pursuing  its  investment  objective,  each Fund may invest in debt securities of corporate and governmental issuers. The risks inherent in debt securities depend primarily on the term and quality of the obligations in a Fund's portfolio as well as on market conditions. A decline in the prevailing levels of interest rates generally increases the value of debt securities, while an increase in rates usually reduces the value of those securities.

 .........Investments in debt securities by Growth & Income Portfolio are limited to those that are within the four highest grades (generally referred to as "investment grade") assigned by a nationally recognized statistical rating organization or, if unrated, deemed to be of comparable quality by Stein Roe. Growth Investor Portfolio may invest up to 35% of its net assets in debt securities, but do not expect to invest more than 5% of their net assets in debt securities that are rated below investment grade. The Fund also does not have a current intention to invest more than 5% of its total assets in investment grade debt securities.

 .........Securities   in  the  fourth  highest  grade  may  possess  speculative characteristics, and changes in economic conditions are more likely to affect the issuer's capacity to pay interest and repay principal. If the rating of a security held by a Fund is lost or reduced below investment grade, the Fund is not required to dispose of the security, but Stein Roe will consider that fact in determining whether that Fund should continue to hold the security.

 .........Securities  that  are  rated  below  investment  grade  are  considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and therefore carry greater investment risk, including the possibility of issuer default and bankruptcy.

 .........When  Stein Roe determines  that adverse market or economic  conditions exist and considers a temporary defensive position advisable, a Fund may invest without limitation in high-quality fixed income securities or hold assets in cash or cash equivalents.

Derivatives

 .........Consistent  with its  objective,  a Fund may invest in a broad array of financial instruments and securities, including conventional exchange-traded and non-exchange-traded options; futures contracts; futures options; securities collateralized by underlying pools of mortgages or other receivables; floating rate instruments; and other instruments that securitize assets of various types ("Derivatives"). In each case, the value of the instrument or security is "derived" from the performance of an underlying asset or a "benchmark" such as a security index, an interest rate, or a currency.

 .........Derivatives  are most often used to manage investment risk or to create an investment position indirectly because using them is more efficient or less costly than direct investment that cannot be readily established directly due to portfolio size, cash availability, or other factors. They also may be used in an effort to enhance portfolio returns.

 .........The  successful  use of  Derivatives  depends on Stein Roe's ability to correctly predict changes in the levels and directions of movements in security prices, interest rates and other market factors affecting the Derivative itself or the value of the underlying asset or benchmark. In addition, correlations in the performance of an underlying asset to a Derivative may not be well established. Finally, privately negotiated and over-the-counter Derivatives may not be as well regulated and may be less marketable than exchange-traded Derivatives.

 .........No  Fund currently  intends to invest more than 5% of its net assets in any type of Derivative except for options, futures contracts, and futures options. (See Options and Futures below.)

 .........Some  mortgage-backed debt securities are of the "modified pass-through type," which means the interest and principal payments on mortgages in the pool are "passed through" to investors. During periods of declining interest rates, there is increased likelihood that mortgages will be prepaid, with a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of such securities; in addition, the proceeds of prepayment would likely be invested at lower interest rates.

 .........Mortgage-backed  securities  provide  either  a pro  rata  interest  in underlying mortgages or an interest in collateralized mortgage obligations ("CMOs") that represent a right to interest and/or principal payments from an underlying mortgage pool. CMOs are not guaranteed by either the U.S. Government or by its agencies or instrumentalities, and are usually issued in multiple classes each of which has different payment rights, prepayment risks, and yield characteristics. Mortgage-backed securities involve the risk of prepayment on the underlying mortgages at a faster or slower rate than the established schedule. Prepayments generally increase with falling interest rates and decrease with rising rates but they also are influenced by economic, social, and market factors. If mortgages are prepaid during periods of declining interest rates, there would be a resulting loss of the full-term benefit of any premium paid by the Fund on purchase of the CMO, and the proceeds of prepayment would likely be invested at lower interest rates.

 .........Non-mortgage  asset-backed securities usually have less prepayment risk than mortgage-backed securities, but have the risk that the collateral will not be available to support payments on the underlying loans that finance payments on the securities themselves.

 .........Floating  rate instruments  provide for periodic  adjustments in coupon interest rates that are automatically reset based on changes in amount and direction of specified market interest rates. In addition, the adjusted duration of some of these instruments may be materially shorter than their stated maturities. To the extent such instruments are subject to lifetime or periodic interest rate caps or floors, such instruments may experience greater price volatility than debt instruments without such features. Adjusted duration is an inverse relationship between market price and interest rates and refers to the approximate percentage change in price for a 100 basis point change in yield. For example, if interest rates decrease by 100 basis points, a market price of a security with an adjusted duration of 2 would increase by approximately 2%.

Convertible Securities

 .........By  investing in  convertible  securities,  a Fund obtains the right to benefit from the capital appreciation potential in the underlying stock upon exercise of the conversion right, while earning higher current income than would be available if the stock were purchased directly. In determining whether to purchase a convertible, Stein Roe will consider substantially the same criteria that would be considered in purchasing the underlying stock. While convertible securities purchased by a Fund are frequently rated investment grade, a Fund may purchase unrated securities or securities rated below investment grade if the securities meet Stein Roe's other investment criteria. Convertible securities rated below investment grade (a) tend to be more sensitive to interest rate and economic changes, (b) may be obligations of issuers who are less creditworthy than issuers of higher quality convertible securities, and (c) may be more thinly traded due to such securities being less well known to investors than investment grade convertible securities, common stock or conventional debt securities. As a result, Stein Roe's own investment research and analysis tend to be more important in the purchase of such securities than other factors.

Foreign Securities

 .........The  Fund  may  invest  up to  25%  of  its  total  assets  in  foreign securities, which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than investment in securities of domestic issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a United States person. ADRs are receipts typically issued by an
American  bank  or  trust  company   evidencing   ownership  of  the  underlying
securities. The Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depositary and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR. No Fund intends to invest, nor during the past fiscal year has any Fund invested, more than 5% of its net assets in unsponsored ADRs.

 .........As of Sept. 30, 1999, holdings of foreign companies, as a percentage of net assets, were as follows: Growth & Income Portfolio, 0.6% (none in foreign securities and 0.6% in ADRs); and Growth Investor Portfolio, none.

 .........With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, a Fund's investment performance is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under Currency Exchange Transactions.)

 .........Investors  should understand and consider  carefully the risks involved in foreign investing. Investing in foreign securities, positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities.
These  considerations  include:   fluctuations  in  exchange  rates  of  foreign
currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing, and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; possible imposition of foreign taxes; possible investment in securities of companies in developing as well as developed countries; and sometimes less advantageous legal, operational, and financial protections applicable to foreign sub-custodial arrangements. These risks are greater for emerging markets.

 .........Although  the Funds will try to invest in companies and  governments of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.

 .........Currency  Exchange Transactions.  Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward
currency  exchange  contracts  ("forward  contracts").   Forward  contracts  are
contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the
contract.   Forward   contracts   are  usually   entered  into  with  banks  and
broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.

 .........The  Fund'  foreign  currency  exchange  transactions  are  limited  to transaction and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund arising in connection with the purchase and sale of its portfolio securities. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows the Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign-denominated portfolio securities can be approximately matched by a foreign-denominated liability. The Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, a Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in a Fund. No Fund may engage in "speculative" currency exchange transactions.

 .........At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

 .........It  is impossible to forecast with absolute  precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency a Fund is obligated to deliver.

 .........If a Fund retains the  portfolio  security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

 .........Hedging against a decline in the value of a currency does not eliminate fluctuations  in the prices of  portfolio  securities  or prevent  losses if the
prices  of  such  securities  decline.   Such  transactions  also  preclude  the
opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Swaps, Caps, Floors and Collars

 .........The  Fund may enter into swaps and may purchase or sell  related  caps, floors and collars. The Fund would enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities it purchases at a later date. The Fund intend to use these techniques as hedges and not as speculative investments and will not sell interest rate income stream a Fund may be obligated to pay.

 .........A swap agreement is generally individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on its structure, a swap agreement may increase or decrease a Fund's exposure to changes in the value of an index of securities in which the Fund might invest, the value of a particular security or group of securities, or foreign currency values. Swap agreements can take many different forms and are known by a variety of names. The Fund may enter into any form of swap agreement if Stein Roe determines it is consistent with its investment objective and policies.

 .........A swap agreement tends to shift a Fund's  investment  exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars at a fixed rate for payments in a foreign currency the amount of which is determined by movements of a foreign securities index, the swap agreement would tend to increase exposure to foreign stock market movements and foreign currencies. Depending on how it is used, a swap agreement may increase or decrease the overall volatility of a Fund's investments and its net asset value.  .........The  performance of a swap agreement is determined by the change in the specific currency, market index, security, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in a loss. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's Investors Service, Inc. or has an equivalent rating from a nationally recognized statistical rating organization or is determined to be of equivalent credit quality by Stein Roe.

 .........The  purchase of a cap entitles the purchaser to receive  payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and floor that preserves a certain return within a predetermined range of interest rates or values.

 .........At the time a Fund enters into swap  arrangements or purchases or sells caps, floors or collars, liquid assets of the Fund having a value at least as great as the commitment underlying the obligations will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation.

Lending of Portfolio Securities

 .........Subject to restriction (5) under Investment Restrictions in this SAI, a
Fund may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Fund would not have the right to vote the securities during the existence of the loan but would call the loan to permit voting of the securities if, in Stein Roe's judgment, a material event requiring a shareholder vote would otherwise occur before the loan was repaid. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. No Fund loaned portfolio securities during the fiscal year ended Sept. 30, 1999 nor does it currently intend to loan more than 5% of its net assets.

Repurchase Agreements

 .........The Fund may invest in repurchase agreements, provided that it will not invest more than 15% of net assets in repurchase agreements maturing in more than seven days and any other illiquid securities. A repurchase agreement is a sale of securities to a Fund in which the seller agrees to repurchase the securities at a higher price, which includes an amount representing interest on the purchase price, within a specified time. In the event of bankruptcy of the seller, a Fund could experience both losses and delays in liquidating its collateral.

When-Issued and Delayed-Delivery Securities; Reverse Repurchase Agreements

 .........The Fund may purchase  securities on a when-issued or  delayed-delivery basis. Although the payment and interest terms of these securities are established at the time a Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund make such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if Stein Roe deems it advisable for investment reasons. No Fund had during its last fiscal year, nor does any Fund currently intend to have, commitments to purchase when-issued securities in excess of 5% of its net assets.

 .........The  Fund may enter into reverse  repurchase  agreements with banks and securities dealers. A reverse repurchase agreement is a repurchase agreement in which a Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs. No Fund entered into reverse repurchase agreements during the fiscal year ended Sept. 30, 1999.

 .........At  the  time a Fund  enters  into a  binding  obligation  to  purchase securities on a when-issued basis or enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other "high-grade" debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as borrowing under a line of credit as described below, may increase net asset value fluctuation.

Short Sales "Against the Box"

 .........The Fund may sell securities short against the box; that is, enter into short sales of securities that it currently owns or has the right to acquire through the conversion or exchange of other securities that it owns at no additional cost. The Fund may make short sales of securities only if at all times when a short position is open it owns at least an equal amount of such securities or securities convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short, at no additional cost.

 .........In  a short  sale  against  the box, a Fund does not  deliver  from its portfolio the securities sold. Instead, the Fund borrows the securities sold short from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Fund, to the purchaser of such securities. The Fund is required to pay to the broker-dealer the amount of any dividends paid on shares sold short. Finally, to secure its obligation to deliver to such broker-dealer the securities sold short, the Fund must deposit and continuously maintain in a separate account with its custodian an equivalent
amount  of  the  securities  sold  short  or  securities   convertible  into  or
exchangeable for such securities at no additional cost. The Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold. The Fund may close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short, rather than by delivering portfolio securities.

 .........Short  sales may protect a Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium.

 .........Short  sale  transactions  involve  certain risks.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss and if the price declines during this period, the Fund will realize a short-term capital gain. Any realized short-term capital gain will be decreased, and any incurred loss increased, by the amount of transaction costs and any premium, dividend or interest which the Fund may have to pay in connection with such short sale. Certain provisions of the Internal Revenue Code may limit the degree to which a Fund is able to enter into short sales. There is no limitation on the amount of a Fund's assets that, in the aggregate, may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to segregated accounts in connection with short sales. The Portfolio do not currently expect that more than 5% of total assets would be involved in short sales against the box.

Rule 144A Securities

 .........The  Fund may purchase  securities that have been privately  placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933. That Rule permits certain qualified institutional buyers, such as a Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. Stein Roe, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the restriction of investing no more than 15% of its net assets in illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, Stein Roe will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, Stein Roe could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. No Fund expects to invest as much as 5% of its total assets in Rule 144A securities that have not been deemed to be liquid by Stein Roe.

Line of Credit

 .........Subject to restriction (6) under Investment Restrictions in this SAI, a
Fund may establish and maintain a line of credit with a major bank in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities.

Interfund Borrowing and Lending Program

 .........Pursuant  to an exemptive  order issued by the  Securities and Exchange
Commission, a Fund may lend money to and borrow money from other mutual funds advised by Stein Roe. The Fund will borrow through the program when borrowing is necessary and appropriate and the costs are equal to or lower than the costs of bank loans.

Portfolio Turnover

 .........Although  the  Funds do not  purchase  securities  with a view to rapid turnover, there are no limitations on the length of time that portfolio securities must be held. Portfolio turnover can occur for a number of reasons such as general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. Because of the Funds' flexibility of investment and emphasis on growth of capital, they may have greater portfolio turnover than that of mutual funds that have primary objectives of income or maintenance of a balanced investment position. The future turnover rate may vary greatly from year to year. A high rate of portfolio turnover in a Fund, if it should occur, would result in increased transaction expenses, which must be borne by that Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Options on Securities and Indexes

 .........The  Fund may  purchase  and  sell put  options  and  call  options  on securities, indexes or foreign currencies in standardized contracts traded on recognized securities exchanges, boards of trade, or similar entities, or quoted on Nasdaq. The Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.

 .........An  option on a  security  (or  index)  is a  contract  that  gives the purchaser (holder) of the option, in return for a premium, the right to buy from
(call) or sell to (put) the seller (writer) of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option (normally not exceeding nine months). The writer of an option on an individual security or on a foreign currency has the obligation upon exercise of the option to deliver the underlying security or foreign currency upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security or foreign currency. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

 .........The  Fund will  write call  options  and put  options  only if they are
"covered." For example, in the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount are held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio.

 .........If  an option  written by a Fund  expires,  the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.

 .........Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires.

 .........The   Fund  will  realize  a  capital  gain  from  a  closing  purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

 .........A  put or call  option  purchased  by a Fund is an asset  of the  Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

 .........Risks  Associated  with Options on  Securities  and Indexes.  There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets, and the options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

 .........There  can be no assurance  that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.  .........If  trading were suspended in an option purchased or written by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased.

Futures Contracts and Options on Futures Contracts

 .........The  Fund  may use  interest  rate  futures  contracts,  index  futures contracts, and foreign currency futures contracts. An interest rate, index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index2 at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to: the Standard & Poor's 500 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to: U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit, and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded.

 .........The  Fund may purchase and write call and put futures options.  Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position
(call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of the Fund's securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase that Fund's exposure to stock price, interest rate and currency fluctuations, the Fund may be able to achieve its exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.

 .........The  Fund will only enter into futures  contracts  and futures  options that are standardized and traded on an exchange, board of trade, or similar entity, or quoted on an automated quotation system.

 .........The  success of any futures transaction depends on accurate predictions of changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Stein Roe might have taken portfolio actions in anticipation of the same market movements with similar investment results but, presumably, at greater transaction costs.

 .........When  a purchase or sale of a futures  contract is made by a Fund,  the
Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily
change  in  value  of  the   futures   contract.   This   process  is  known  as
"marking-to-market." Variation margin paid or received by a Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, a Fund will mark-to-market its open futures positions.

 .........The  Fund is also required to deposit and maintain  margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

 .........Although  some futures  contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Risks Associated with Futures

 .........There  are several risks  associated with the use of futures  contracts and futures options. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities market and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighting of each issue, may differ from the composition of the Fund's portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities, and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund's portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.

 .........Futures  exchanges  may limit the amount of  fluctuation  permitted  in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example,
futures  prices  have  occasionally   moved  to  the  daily  limit  for  several
consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.

 .........There  can be no  assurance  that a liquid  market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of
inability  to  close,   and  would  continue  to  be  required  to  meet  margin
requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Limitations on Options and Futures

 .........If other options,  futures contracts, or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the Board of Trustees determines that their use is consistent with the Fund's investment objective.

 .........The  Fund will not enter into a futures  contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by that Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are "in-the-money,"3 would exceed 5% of the Fund's total assets.

 .........When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, the Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed out by the Fund.

 .........The  Fund may not maintain open short  positions in futures  contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent the Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.

 .........In order to comply with Commodity Futures Trading Commission Regulation
4.5 and thereby avoid being deemed a "commodity pool operator," a Fund will use commodity futures or commodity options contracts solely for bona fide hedging purposes within the meaning and intent of Regulation 1.3(z), or, with respect to positions in commodity futures and commodity options contracts that do not come within the meaning and intent of 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of the assets of a Fund, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into [in the case of an option that is in-the-money at the time of purchase, the in-the-money amount (as defined in Section 190.01(x) of the Commission Regulations) may be excluded in computing such 5%].

Taxation of Options and Futures

 .........If  a Fund  exercises a call or put option  that it holds,  the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

 .........If a call or put option written by a Fund is exercised,  the premium is included  in the  proceeds  of the sale of the  underlying  security  (call)  or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.
 .........Entry  into a closing purchase  transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.

 .........If a Fund writes an equity call option4 other than a "qualified covered call option," as defined in the Internal Revenue Code, any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.

 .........A  futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.

 .........For  federal  income tax  purposes,  a Fund  generally  is  required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions ("year-end mark-to-market"). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a "mixed straddle," the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund:
(1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.

 .........If a Fund were to enter into a short index future,  short index futures option or short index option position and the Fund's portfolio were deemed to "mimic" the performance of the index underlying such contract, the option or futures contract position and the Fund's stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.

 .........In  order for a Fund to  continue  to qualify  for  federal  income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts). Any net gain realized from futures (or futures options) contracts will be considered gain from the sale of
securities  and  therefore  be  qualifying   income  for  purposes  of  the  90%
requirement.

 .........The  Fund  distributes to  shareholders  annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments, and shareholders are advised of the nature of the payments.

 .........The  Taxpayer Relief Act of 1997 (the "Act") imposed  constructive sale treatment for federal income tax purposes on certain hedging strategies with respect to appreciated securities. Under these rules, taxpayers will recognize gain, but not loss, with respect to securities if they enter into short sales of "offsetting notional principal contracts" (as defined by the Act) or futures or "forward contracts" (as defined by the Act) with respect to the same or substantially identical property, or if they enter into such transactions and then acquire the same or substantially identical property. These changes generally apply to constructive sales after June 8, 1997. Furthermore, the Secretary of the Treasury is authorized to promulgate regulations that will treat as constructive sales certain transactions that have substantially the same effect as short sales, offsetting notional principal contracts, and futures or forward contracts to deliver the same or substantially similar property.

                             INVESTMENT RESTRICTIONS

 .........The  Fund and the  Portfolios  operate under the  following  investment restrictions. No Fund or Portfolio may:

 .........(1) with respect to 75% of its total assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of a single issuer, except for securities issued or guaranteed by the
U. S.  Government  or any of its  agencies or  instrumentalities  or  repurchase
agreements   for  such   securities,   and  [Funds  only]  except  that  all  or
substantially  all of the  assets  of  the  Fund  may  be  invested  in  another
registered   investment  company  having  the  same  investment   objective  and
substantially similar investment policies as the Fund;

 .........(2)  acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another
registered   investment  company  having  the  same  investment   objective  and
substantially similar investment policies as the Fund;

 .........(3)  act as an underwriter  of securities,  except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale, [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and substantially similar investment policies as the Fund;

 .........(4)  purchase or sell real estate (although it may purchase  securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), commodities, or commodity contracts, except that it may enter into (a) futures and options on futures and
(b) forward contracts;

 .........(5)  make loans,  although  it may (a) lend  portfolio  securities  and participate in an interfund lending program with other Stein Roe Funds and Portfolios provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans); (b) purchase money market instruments and enter into repurchase agreements; and (c) acquire publicly distributed or privately placed debt securities;

 .........(6)  borrow except that it may (a) borrow for nonleveraging,  temporary or emergency purposes, (b) engage in reverse repurchase agreements and make other borrowings, provided that the combination of (a) and (b) shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law, and (c) enter into futures and options transactions; it may borrow from banks, other Stein Roe Funds and Portfolios, and other persons to the extent permitted by applicable law;

 .........(7) invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and [Funds only] except that all or substantially all of the assets of the Fund may be invested in another registered investment
company  having  the  same  investment   objective  and  substantially   similar
investment policies as the Fund; or

 .........(8)  issue any senior security except to the extent permitted under the
Investment Company Act of 1940.

 .........The above restrictions are fundamental  policies and may not be changed without the approval of a "majority of the outstanding voting securities" as defined above. The Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. None of the following restrictions shall prevent a Fund from investing all or substantially all of its assets in another investment company having the same investment objective and substantially the same investment policies as the Fund. No Fund or Portfolio may:

 .........(a) invest in any of the following: (i) interests in oil, gas, or other mineral leases or exploration or development programs (except readily marketable securities, including but not limited to master limited partnership interests, that may represent indirect interests in oil, gas, or other mineral exploration
or  development  programs);  (ii)  puts,  calls,  straddles,   spreads,  or  any
combination thereof (except that it may enter into transactions in options, futures, and options on futures); (iii) shares of other open-end investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; and (iv) limited partnerships in real estate unless they are readily marketable;

 ....) invest in companies for the purpose of exercising control or management;

 .........(c) purchase more than 3% of the stock of another investment company or purchase stock of other investment companies equal to more than 5% of its total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at time of purchase) in the case of all other investment companies in the aggregate; any such purchases are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker's commission, except for securities acquired as part of a merger, consolidation or acquisition of assets;

 .........(d)  invest more than 5% of its net assets (valued at time of purchase)
in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchange;

 .........(e)  write an option on a  security  unless the option is issued by the
Options Clearing Corporation, an exchange, or similar entity;

 .........(f)  invest  more  than  25% of its  total  assets  (valued  at time of
     purchase)  in  securities  of  foreign   issuers  (other  than   securities
     represented by American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person);

     .........(g)  purchase a put or call option if the aggregate  premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions;

 .........(h) purchase securities on margin (except for use of short-term credits as are necessary for the clearance of transactions), or sell securities short unless (i) it owns or has the right to obtain securities equivalent in kind and amount to those sold short at no added cost or (ii) the securities sold are "when issued" or "when distributed" securities which it expects to receive in a
recapitalization,   reorganization,   or  other   exchange  for   securities  it
contemporaneously owns or has the right to obtain and provided that transactions in options, futures, and options on futures are not treated as short sales;

     .........(i) invest more than 5% of its total assets (taken at market value at the time of a particular investment) in restricted securities, other than securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933;

     .........(j)  invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities, including repurchase agreements maturing in more than seven days.

                      ADDITIONAL INVESTMENT CONSIDERATIONS

     .........Stein Roe seeks to provide superior  long-term  investment results through a disciplined, research-intensive approach to investment selection and prudent risk management. In working to take sensible risks and make intelligent investments it has been guided by three primary objectives which it believes are the foundation of a successful investment program. These objectives are preservation of capital, limited volatility through managed risk, and consistent above-average returns as appropriate for the particular client or managed account. Because every investor's needs are different, Stein Roe mutual funds are designed to accommodate different investment objectives, risk tolerance levels, and time horizons. In selecting a mutual fund, investors should ask the following questions:

What are my investment goals?
It is important to a choose a fund that has investment objectives compatible with your investment goals.

What is my investment time frame?
If you have a short investment time frame (e.g., less than three years), a mutual fund that seeks to provide a stable share price, such as a money market fund, or one that seeks capital preservation as one of its objectives may be appropriate. If you have a longer investment time frame, you may seek to maximize your investment returns by investing in a mutual fund that offers greater yield or appreciation potential in exchange for greater investment risk.

What is my tolerance for risk?
All investments, including those in mutual funds, have risks which will vary depending on investment objective and security type. However, mutual funds seek to reduce risk through professional investment management and portfolio diversification.

 .........In   general,   equity  mutual  funds   emphasize   long-term   capital
appreciation and tend to have more volatile net asset values than bond or money market mutual funds. Although there is no guarantee that they will be able to maintain a stable net asset value of $1.00 per share, money market funds emphasize safety of principal and liquidity, but tend to offer lower income potential than bond funds. Bond funds tend to offer higher income potential than money market funds but tend to have greater risk of principal and yield volatility.

                                   MANAGEMENT

     .........The  Board  of  Trustees  of  the  Trust  has  overall  management responsibility for the Trust and the Fund. The following table sets forth certain information with respect to the trustees and officers of the Trust:


                                       Position(s) held                      Principal occupation(s)
        Name, Age; Address              with the Trust                       during past five years


William D. Andrews, 53; One South  Executive Vice-President Executive vice president of Stein Roe & Farnham
Wacker Drive, Chicago, IL  60606                            Incorporated ("Stein Roe")
(4)

Christine Balzano, 35;             Vice-President           Senior vice president of Liberty Funds Services, Inc.;
245 Summer Street, Boston, MA                               formerly vice president and assistant vice president
02210

Kevin M. Carome, 44;               Executive                Executive Vice President of the Stein Roe Funds since
One Financial Center, Boston, MA   Vice-President           May 1999 (formerly Vice President and  Secretary);
02111 (4)                                                   General Counsel and Secretary of Stein Roe since 1998;
                                                            Executive       Vice
                                                            President of Liberty
                                                            Funds    Group   and
                                                            Liberty     All-Star
                                                            Funds since October,
                                                            2000; Executive Vice
                                                            President        and
                                                            Assistant Secretary,
                                                            Liberty  Funds Group
                                                            -  Chicago;   Senior
                                                            Vice      President,
                                                            Legal since January,
                                                            1999   of    Liberty
                                                            Funds         Group;
                                                            Associate    General
                                                            Counsel   and   Vice
                                                            President of Liberty
                                                            Financial Companies,
                                                            Inc.         through
                                                            January, 1999.

Denise E. Chasmer, 32              Vice President           Employee of Liberty Funds Services, Inc. and assistant
12100 East Iliffe Avenue                                    vice president of Stein Roe since November 1999; manager
Aurora, CO 80014 (4)                                        with Scudder Kemper Investments from October 1995 to
                                                            November 1999; assistant manager with Scudder Kemper
                                  prior thereto

J. Kevin Connaughton               Controller               Controller of the Funds since December 2000 (formerly
One Financial Center                                        Controller of the Funds  from May 2000 to October,
Boston, MA 02111 (4)                                        2000); Treasurer and Chief Financial Officer of the
                                                            Liberty Funds and of
                                                            the Liberty All-Star
                                                            Funds          since
                                                            December,       2000
                                                            (formerly Controller
                                                            and Chief Accounting
                                                            Officer    of    the
                                                            Liberty  Funds  from
                                                            February,   1998  to
                                                            October, 2000); Vice
                                                            President   of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            February,       1998
                                                            (formerly Senior Tax
                                                            Manager,  Coopers  &
                                                            Lybrand,   LLP  from
                                                            April,    1996    to
                                                            January,  1998; Vice
                                                            President,       440
                                                            Financial
                                                            Group/First     Data
                                                            Investor    Services
                                                            Group  from   March,
                                                            1994    to    April,
                                                            1996).

William M. Garrison, 34; One       Vice-President           Vice president of Stein Roe since Feb. 1998; associate
South Wacker Drive, Chicago, IL                             portfolio manager for Stein Roe since August 1994
60606 (4)



Stephen E. Gibson, 47; One         President                Director of Stein Roe since September 1, 2000, President
Financial Center, Boston, MA                                and Vice Chairman of  Stein Roe since January, 2000
02111 (4)                                                   (formerly Assistant Chairman from August, 1998 to
                                                            January,      2000);
                                                            President   of   the
                                                            Stein    Roe   Funds
                                                            since November 1999;
                                                            President   of   the
                                                            Liberty  Funds since
                                                            June, 1998, Chairman
                                                            of the  Board of the
                                                            Liberty  Funds since
                                                            July,   1998,  Chief
                                                            Executive    Officer
                                                            and President  since
                                                            December,  1996  and
                                                            Director,      since
                                                            July,     1996    of
                                                            Colonial  Management
                                                            Associates (formerly
                                                            Executive       Vice
                                                            President from July,
                                                            1996  to   December,
                                                            1996);     Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   LFG
                                                            since December, 1998
                                                            (formerly  Director,
                                                            Chief      Executive
                                                            Officer          and
                                                            President   of   The
                                                            Colonial Group, Inc.
                                                            (TCG) from December,
                                                            1996  to   December,
                                                            1998);     (formerly
                                                            Managing Director of
                                                            Marketing  of Putnam
                                                            Investments,   June,
                                                            1992 to July, 1996.)

Erik P. Gustafson,  36;  Vice-President  Senior portfolio  manager of Stein Roe;
senior vice One South Wacker Drive, Chicago,  president of Stein Roe since April
1996; vice president IL 60606 (4) of Stein Roe prior thereto



Douglas A. Hacker, 44;             Trustee                  Senior vice president and chief financial officer of
 P.O. Box 66100, Chicago, IL                                UAL, Inc. (airline)
60666 (3) (4)

Loren A. Hansen, 52; Executive Vice-President Chief investment officer/equity of
CMA since 1997;  One South Wacker Drive,  Chicago,  executive  vice president of
Stein Roe since Dec.  1995;  IL 60606 (4) vice  president of The Northern  Trust
(bank) prior thereto

Harvey B. Hirschhorn, 50; One Vice-President Executive vice president, senior portfolio manager, and South Wacker Drive, Chicago, IL chief economist and investment strategist of Stein Roe; 60606 (4) director of research of Stein Roe, 1991 to 1995



Janet Langford Kelly, 42; One      Trustee                  Executive vice president-corporate development, general
Kellogg Square, Battle Creek, MI                            counsel and secretary of Kellogg Company since Sept.
49016 (3)(4)                                                1999; senior vice president, secretary and general
                                                            counsel of Sara Lee Corporation (branded, packaged,
                                                            consumer-products manufacturer) from 1995 to Aug. 1999;
                                                            partner of Sidley & Austin (law firm) prior thereto

Gail D. Knudsen, 39;               Vice President           Vice president and assistant controller of CMA
245 Summer Street, Boston, MA
02210 (4)

Richard W. Lowry, 64               Trustee                  Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL  32963 (4)

Salvatore Macera, 69;              Trustee                  Private Investor (formerly Executive Vice President and
26 Little Neck Lane                                         Director of Itek Corporation (electronics) from 1975 to
New Seabury, MA  02349 (4)                                  1981).

William E. Mayer, 60;              Trustee                  Partner, Park Avenue Equity Partners (venture capital)
500 Park Avenue, 5th Floor                                  (formerly Dean, College of Business and Management,
New York, NY  10022                                         University of Maryland from October, 1992 to November,
(1) (4)                                                     1996);Director, Johns Manville; Director, Lee
                                                            Enterprises; Director, WR Hambrecht & Co.

Mary D. McKenzie, 46;              Vice President           President of Liberty Funds Services, Inc.
 One Financial Center, Boston, MA
02111 (4)

Charles R. Nelson, 58; Department  Trustee                  Van Voorhis Professor of Political Economy, Department
of Economics, University of                                 of Economics of the University of Washington
Washington, Seattle, WA 98195
(3)(4)

John J. Neuhauser, 57;             Trustee                  Academic Vice President and Dean of Faculties since
84 College Road                                             August, 1999, Boston College (formerly Dean, Boston
Chestnut Hill, MA  02467-3838 (4)                           College School of Management from September, 1977 to
                                                            September, 1999).

Nicholas S. Norton, 41; 12100      Vice President           Senior vice president of Liberty Funds Services, Inc.
East Iliff Avenue, Aurora, CO                               since Aug. 1999; vice president of Scudder Kemper, Inc.
80014 (4)                                                   from May 1994 to Aug. 1999

Joseph R. Palombo, 47              Trustee and Chairman of  Trustee and Chairman of the Board of the Stein Roe Funds
One Financial Center, Boston, MA   the Board                since October, 2000(formerly Vice President of the Funds
02111 (1) (4)                                               from April, 1999 to August, 2000); Director of Stein Roe
                                                            since   September  ,
                                                            2000;   Manager   of
                                                            Stein  Roe  Floating
                                                            Rate         Limited
                                                            Liability    Company
                                                            since October, 2000;
                                                            Chief     Operations
                                                            Officer   of  Mutual
                                                            Funds,       Liberty
                                                            Financial Companies,
                                                            Inc.  since  August,
                                                            2000; Executive Vice
                                                            President        and
                                                            Director    of   the
                                                            Colonial  Management
                                                            Associates     since
                                                            April,         1999;
                                                            Executive       Vice
                                                            President  and Chief
                                                            Administrative
                                                            Officer  of  Liberty
                                                            Funds   Group  since
                                                            April,   1999;   and
                                                            Chief      Operating
                                                            Officer,      Putnam
                                                            Mutual   Funds  from
                                                            1994 to 1998).

Thomas Stitzel, 64;                Trustee                  Business Consultant (formerly Professor of Finance from
2208 Tawny Woods Place                                      1975 to 1999 and Dean from 1977 to 1991, College of
Boise, ID  83706 (4)                                        Business, Boise State University); Chartered Financial
                                    Analyst.

Thomas C. Theobald, 63; Suite      Trustee                  Managing director, William Blair Capital Partners
1300, 222 West Adams Street,                                (private equity fund)
Chicago, IL 60606 (3)(4)

Anne-Lee  Verville,  55; Trustee  Consultant  (formerly General Manager,  Global
Education  359 Stickney Hill Road  Industry  form 1994 to 1997,  and  President,
Applications  Hopkinton,  NH 03229 (4) Solutions Division from 1991 to 1994, IBM
Corporation
                                                            (global education and global applications)).


-------------------------
(1) Trustee who is an "interested person" of the Trust and of Stein Roe, as defined in the Investment Company Act of 1940. (2) Member of the Executive Committee of the Board of Trustees, which is authorized to exercise all powers of the Board with certain statutory exceptions.
(3) Member of the Audit Committee of the Board, which makes recommendations to the Board regarding the selection of auditors and confers with the auditors regarding the scope and results of the audit.
(4) This person holds the corresponding officer or trustee position with SR&F Base Trust.

         Certain of the trustees and officers of the Trust are trustees or officers of other investment companies managed by Stein Roe; and some of the officers are also officers of Liberty Funds Distributor, Inc., the Fund's distributor.

         Officers and trustees affiliated with Stein Roe serve without any compensation from the Trust. In compensation for their services to the Trust, trustees who are not "interested persons" of the Trust or Stein Roe are paid an annual retainer plus an attendance fee for each meeting of the Board or standing committee thereof attended. The Trust has no retirement or pension plan. The following table sets forth compensation paid during the fiscal year ended September 30, 2000 and calendar year ended December 31, 2000 to each of the trustees:





                                           Aggregate          Compensation From
                    the Fund for the Total Compensation From    Fiscal  Year Ended the Fund Complex Paid to Trustee
 September 30, 2000    the Trustees for the
                                                    ---------
                                                                 Calendar Year Ended
                                                                 December 31, 2000*

     Lindsay Cook (**)                               -0-                      -0-
     John A. Bacon Jr. (**)                $1,300                          97,500
     William W. Boyd (**)                    1,400                       102,000
     Douglas A. Hacker                       1,300                         97,500
     Janet Langford Kelly                    1,300                         93,000
     Charles R. Nelson                       1,300                         97,500
     Thomas C. Theobald                      1,300                         97,500



      ------
       * At  September  30,  2000,  the Stein Roe Fund  Complex  consisted of 12 series of the Trust, one series of Liberty-Stein  Roe Funds Trust, four series  of  Liberty-Stein  Roe  Funds  Municipal  Trust,  4  series  of
         Liberty-Stein  Roe Funds Income Trust, four series of Liberty-Stein Roe
         Advisor Trust,  five series of SteinRoe  Variable  Investment Trust, 12 portfolios of SR&F Base Trust,  Liberty-Stein Roe Advisor Floating Rate
         Fund,  Liberty-Stein Roe  Institutional  Floating Rate Income Fund, and
         Stein Roe Floating Rate Limited Liability Company.
      ** Retired as a Trustee on December 27, 2000.

On December 27, 2000, the following Trustees were elected. This table sets forth the compensation paid to each Trustee in their capacities as Trustees of the Liberty Funds Complex:

                                                        Total Compensation From
                                                          the Fund Complex Paid
                                                         to the Trustees for the
                                                           Calendar Year Ended
                                                             December 31, 2000*




        Trustee
        Richard L. Lowry                                  $99,000
        Salvatore Macera                                             98,000
        William E. Mayer                                  100,000
        John J. Neuhauser                                 101,210
        Thomas E. Stitzel                                   97,000
        Anne-Lee Verville                                   94,667 (1)

     (1) Total compensation of $94,667 is payable in later years as deferred compensation.


         *At December 31, 2000, the complex consisted of 51 open-end and 8 closed-end management investment company portfolios in the Liberty Funds Group-Boston (Liberty Funds) and 12 open-end management investment portfolios in the Liberty Variable Trust.





                              FINANCIAL STATEMENTS

         Please refer to the September 30, 2000 Financial Statements (management discussion, statements of assets and liabilities and schedules of investments as of September 30, 2000 and the statements of operations, changes in net assets, financial highlights, and notes thereto) and the report of independent accountants contained in the September 30, 2000 Annual Report. The Financial Statements and the report of independent accountants are incorporated herein by reference. The Annual Report may be obtained at no charge by telephoning 800-338-2550.

                             PRINCIPAL SHAREHOLDERS

As of December 31, 2000, trustees and officers of the Trust owned less than 1% of the outstanding shares of the Fund.



         As of December 31, 2000, the only persons known by the Trust to own of record or "beneficially" 5% or more of the outstanding shares of a Fund within the definition of that term as contained in Rule 13d-3 under the Securities
Exchange Act of 1934 were as follows:

                                                                                       Approximate Percentage of
  Name and Address                                 Class                                Outstanding Shares Held (%)

Colonial Management Associates, Inc.                 Z                                            100
One Financial Center
Boston, MA 02111

Donaldson Lufkin Jenrette                            B                                              5.10
Securities Corp., Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Merrill Lynch Pierce Fenner & Smith (2)              B                                              8.04
4800 Deer Lake Dr., 2nd Floor                        A                                              8.23
Jacksonville, FL 32246

Prudential Securities Inc. (2)                       C                                              8.80
FBO Steven Betterman
382 Ocean Ave.
Revere, MA 02151

Ricky Theobold TOD                                   A                                             15.02
Jennifer Theobold
Subject to STA TOD Rules
4141 Sweeney Lane
Hillsboro, OH 45133

Edward D. Jones & Co.(1)                             C                                             36.31
P.O. Box 2500
Maryland Heights, MO  63043                          A                                              8.09

Investors Bank & Trust IRA                           A                                              5.54
Thomas H. Terry III
153 Red Oak
Seguin, TX 78155

Investors Bank  & Trust  IRA                         C                                              8.72
Christine Kay
13242 Sussex Place
Santa Ana, CA 92705

Ann M. Cochran                                       C                                             20.59
P.O. box 666
Fillmore, CA 93016

Morgan Keegan & Co., Inc. (2)                        A                                              7.04
4036 Baronne Way
Memphis, TN 38117

------------------------------------
(1)    Shares held as custodian.
(2)    Shares held for accounts of customers.


                     INVESTMENT ADVISORY AND OTHER SERVICES

         Stein Roe & Farnham Incorporated (Stein Roe) provides investment management services and administrative services to the Fund and the Portfolio. Stein Roe is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Liberty Financial Services, Inc., which is a wholly owned subsidiary of Liberty Financial Companies, Inc.(Liberty Financial), which is a majority owned subsidiary of Liberty Corporate Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which is a wholly owned subsidiary of Liberty Mutual Insurance Company. Liberty Mutual Insurance Company is a mutual insurance company, principally in the property/casualty insurance field, organized under the laws of Massachusetts in 1912. As of September 30, 2000, Stein Roe managed over $24.2 billion in assets.

         On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.

     The directors of Stein Roe are C. Allen Merritt, Jr., J. Andrew Hilbert, Stephen E. Gibson and Joseph R. Palombo. Mr. Merritt is Chief Operating Officer of Liberty Financial. Mr. Hilbert is Senior Vice President and Chief Financial Officer of Liberty Financial. The positions held by Messrs. Gibson and Palombo are listed above. The business address of Messrs. Merritt and Hilbert is Federal Reserve Plaza, Boston, MA 02210. The business address of Messrs. Gibson and Palombo is One Financial Center, Boston, MA 02111.


         Stein Roe CounselorSM is a professional investment advisory service offered by Stein Roe to Fund shareholders. Stein Roe CounselorSM is designed to help shareholders construct Fund investment portfolios to suit their individual needs. Based on information shareholders provide about their financial goals and objectives in response to a questionnaire, Stein Roe's investment professionals create customized portfolio recommendations. Shareholders participating in Stein Roe CounselorSM are free to self direct their investments while considering Stein Roe's recommendations. In addition to reviewing shareholders' goals and objectives periodically and updating portfolio recommendations to reflect any changes, Stein Roe provides shareholders participating in these programs with dedicated representatives. Other distinctive services include specially designed account statements with portfolio performance and transaction data, asset allocation planning tools, newsletters, customized website content, and regular investment, economic and market updates. A $50,000 minimum investment is required to participate in the program.

         In return for its services, Stein Roe is entitled to receive a monthly administrative fee from each Fund and a monthly management fee from each non-feeder Fund and each Portfolio. The table below shows the annual rates of such fees as a percentage of average net assets (shown in millions), gross fees paid (in thousands) for the three most recent fiscal years, and any expense reimbursements by Stein Roe:

-------------------------------------------------------------------------------------------------------------------------
                                                          Current Rates           Year ended    Year Ended   Year Ended
       Fund/Portfolio                Type          (dollars shown in millions)      9/30/00      9/30/99      9/30/98

                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
The Fund                      Management          N/A                                                   N/A          N/A
                              -------------------------------------------------------------------------------------------
                              -------------------------------------------------------------------------------------------
                              Administrative      .15% up to $500, .125% next
                                                  $500, .10% thereafter                   $509        $ 616        $ 545
                              -------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Growth & Income Portfolio     Management          .60% up to $500, .55% next
                                                  $500, .50% thereafter                  2,042        2,496        2,187
                              -------------------------------------------------------------------------------------------



         Stein Roe provides office space and executive and other personnel to the Funds, and bears any sales or promotional expenses. The Fund pays all expenses other than those paid by Stein Roe, including but not limited to printing and postage charges, securities registration and custodian fees, and expenses incidental to its organization.

         The administrative agreement provides that Stein Roe shall reimburse the Fund to the extent that total annual expenses of the Fund (including fees paid to Stein Roe, but excluding taxes, interest, commissions and other normal charges incident to the purchase and sale of portfolio securities, and expenses of litigation to the extent permitted under applicable state law) exceed the applicable limits prescribed by any state in which shares of the Fund are being offered for sale to the public; provided, however, Stein Roe is not required to reimburse a Fund an amount in excess of fees paid by the Fund under that agreement for such year. In addition, in the interest of further limiting expenses of a Fund, Stein Roe may voluntarily waive its fees and/or absorb certain expenses, as described under The Fund--Your Expenses in the Prospectus. Any such reimbursement will enhance the yield of such Fund.

         Each management agreement provides that neither Stein Roe, nor any of its directors, officers, stockholders (or partners of stockholders), agents, or employees shall have any liability to the Trust or any shareholder of the Trust for any error of judgment, mistake of law or any loss arising out of any investment, or for any other act or omission in the performance by Stein Roe of its duties under the agreement, except for liability resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the agreement.

         Any expenses that are attributable solely to the organization, operation, or business of a series of the Trust are paid solely out of the assets of that series. Any expenses incurred by the Trust that are not solely attributable to a particular series are apportioned in such manner as Stein Roe determines is fair and appropriate, unless otherwise specified by the Board of Trustees.

Bookkeeping and Accounting Agreement

         Pursuant to a separate agreement with the Trust, Stein Roe receives a fee for performing certain bookkeeping and accounting services. For such services, Stein Roe receives an annual fee of $25,000 per series plus .0025 of 1% of average net assets over $50 million. During the fiscal years ended Sept. 30, 1998, 1999 and 2000, Stein Roe received aggregate fees (in thousands) of $359, $354 and $729, respectively, from the Trust for services performed under this Agreement.

                                   DISTRIBUTOR

         Shares of the Funds are distributed by Liberty Funds Distributor, Inc. (the "Distributor"), One Financial Center, Boston, MA 02111, an indirect subsidiary of Liberty Financial, under a Distribution Agreement. The Distribution Agreement continues in effect from year to year, provided such continuance is approved annually (i) by a majority of the trustees or by a majority of the outstanding voting securities of the Trust, and (ii) by a majority of the trustees who are not parties to the Agreement or interested persons of any such party ("independent trustees"). The Distributor has no obligation, as underwriter, to buy Fund shares, and purchases shares only upon receipt of orders from authorized financial service firms or investors. The Trust has agreed to pay all expenses in connection with registration of its shares with the Securities and Exchange Commission and auditing and filing fees in connection with registration of its shares under the various state blue sky laws and assumes the cost of preparation of prospectuses and other expenses.

12b-1 Plans, Contingent Deferred Sales Charges, and Conversion of Shares

         The trustees of the Trust have adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides that, as compensation for personal service and/or the maintenance of shareholder accounts, the Distributor receives a service fee at an annual rate not to exceed 0.25% of net assets attributed to each class of shares other than Class Z and S shares. The Plan also provides that as compensation for the promotion and distribution of shares of a Fund including its expenses related to sale and promotion of Fund shares, the Distributor receives from the Fund a fee at an annual rate not exceeding 0.10% of the average net assets attributed to Class A shares, and 0.75% of the average net assets attributed to each of its Class B and Class C shares. The Plan further provides that, as compensation for services and/or distribution, the Distributor receives a fee at an annual rate not to exceed 0.25% of the average net assets attributable to Class Z and S shares. At this time, the Distributor has voluntarily agreed to limit the Class A distribution fee to 0.05% annually. The Distributor may terminate this voluntary limitation without shareholder approval. Class B shares automatically convert to Class A shares approximately eight years after the Class B shares are purchased. Class C, Class K, and Class Z shares do not convert. The Distributor generally pays this amount to institutions that distribute Fund shares and provide services to the Funds and their shareholders. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by a Fund during any year may be more or less than the cost of distribution or other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative sales charges paid. The Trust's Plan complies with those rules.

         The trustees believe that the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the trustees, including the independent trustees. The Plan may not be amended to increase the fee materially without approval by a vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by a vote of a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of the relevant Class of shares.

         The Fund offers five classes of shares (Class A, Class B, Class C, Class Z, and Class S). The Fund may in the future offer other classes of shares. Class Z and S shares are offered at net asset value, subject to a Rule 12b-1 fee. Class A shares are offered at net asset value plus a front-end sales charge to be imposed at the time of purchase and are subject to a Rule 12b-1 fee. Class B shares are offered at net asset value subject to a Rule 12b-1 fee and a declining contingent deferred sales charge on redemptions made within six years of purchase. Class C shares are offered at net asset value, subject to a Rule 12b-1 fee and a contingent deferred sales charge on redemptions made within one year of purchase. The contingent deferred sales charges are described in the Prospectus.

         No contingent deferred sales charge will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions, and finally of other shares held by the shareholder for the longest time.

         Eight years after the end of the month in which a Class B share is purchased, such shares and a pro-rated portion of any shares issued on the reinvestment of distributions will be automatically invested into Class A shares of that Fund having an equal value, which are not subject to the distribution or service fee.

Sales-related expenses (in thousands) of the Distributor relating to the Fund for the fiscal year ended September 30, 2000 were:

                                                                 Class A Shares      Class B Shares      Class C Shares

Fees to FSFs                                                         19,355             175,193              1,459
Cost of sales material relating to the Fund (including
printing and Mailing expenses)                                       (350)               12,574              2,108

Allocated travel, entertainment and other promotional
expenses (including advertising)                                     1,285               6,295                613


                                 TRANSFER AGENT

         Liberty Funds Services Inc. ("LFS"), One Financial Center, Boston, Massachusetts is the agent of the Trust for the transfer of shares, disbursement of dividends, and maintenance of shareholder accounting records. For performing these services, LFS receives fees from the Fund based on an annual rate of 0.22% of average net assets of Class S shares and 0.236% of Class A, B, C, and Z shares. The Trust believes the charges by LFS to the Fund are comparable to those of other companies performing similar services. (See Investment Advisory and Other Services.) Under a separate agreement, LFS also provides certain investor accounting services to the Portfolios.

         Some financial services firms ("FSF") or other intermediaries having special selling arrangements with the Distributor, including certain bank trust departments, wrap fee programs and retirement plan service providers
("Intermediaries") that maintain nominee accounts with the Funds for their clients who are Fund shareholders, may be paid a fee from SSI for shareholder servicing and accounting services they provide with respect to the underlying Fund shares.

                            PURCHASES AND REDEMPTIONS

         Purchases and redemptions are discussed in the Prospectus under the heading Your Account, and that information is incorporated herein by reference. It is the responsibility of any investment dealers, banks, or other institutions, including retirement plan service providers, through whom you purchase or redeem shares to establish procedures insuring the prompt transmission to the Trust of any order.

         The Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is received in good order. The public offering price is the net asset value plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs or Intermediaries, the public offering price will be determined on the day the order is placed in good order, but only if the FSF or Intermediary receives the order prior to the time at which shares are valued and transmits it to the Fund before that day's transactions are processed. If the FSF or Intermediary fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF or Intermediary. If the FSF or Intermediary receives the order after the time at which the Fund values its shares, the price will be based on the net asset value determined as of the close of the NYSE on the next day it is open. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

         The Fund receives the entire net asset value of shares sold. For Class A shares, which are subject to an initial sales charge, the Distributor's commission is the sales charge shown in the Prospectus less any applicable FSF or Intermediary discount. The FSF or Intermediary discount is the same for all FSFs or Intermediaries, except that the Distributor retains the entire sales charge on any sales made to a shareholder who does not specify an FSF or Intermediary on the application, and except that the Distributor may from time to time reallow additional amounts to all or certain FSFs or Intermediaries. The Distributor generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse the Distributor for any up-front and/or ongoing commissions paid to FSFs or Intermediaries.

         Checks presented for the purchase of Fund shares which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

         The Transfer Agent acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF or Intermediary will receive the applicable sales commission. Shareholders may change FSFs or Intermediaries at any time by written notice to the Transfer Agent, provided the new FSF or Intermediary has a sales agreement with the Distributor.

Determination of Net Asset Value

         The net asset value per share for each Class is determined as of the close of business (normally 3 p.m., Central time, or 4 p.m., Eastern time) on days on which the New York Stock Exchange (the "NYSE") is open for trading. The NYSE is regularly closed on Saturdays and Sundays and on New Year's Day, the third Monday in January, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one of these holidays falls on a Saturday or Sunday, the NYSE will be closed on the preceding Friday or the following Monday, respectively. Net asset value will not be determined on days when the NYSE is closed unless, in the judgment of the Board of Trustees, net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3 p.m., Central time.

         A Portfolio may invest in securities that are listed primarily on foreign exchanges that are open and allow trading on days on which the Funds do not determine net asset value. This may significantly affect the net asset value of a Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where Stein Roe deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on Nasdaq are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Board of Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Positions for which there are no such valuations and other assets are valued at fair value as determined in good faith under the direction of the Board of Trustees.

         Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the NYSE. Trading on certain foreign securities markets may not take place on all NYSE business days, and trading on some foreign securities markets takes place on days that are not NYSE business days and on which net asset value is not calculated. The values of these securities used in determining net asset value are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such time and the close of the NYSE which will not be reflected in the computation of the net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Board of Trustees.

         The Trust intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Trust during any 90-day period for any one shareholder. However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders might incur transaction costs in selling the securities received in the redemptions.

         Due to the relatively high cost of maintaining smaller accounts, the Trust may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share depreciation. An investor will be notified that the value of his account is less than that minimum and allowed at least 60 days to bring the value of the account up to at least $1,000 before the fee is deducted. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board of Trustees.

         The Trust reserves the right to suspend or postpone redemptions of Fund shares during any period when: (a) trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or the NYSE is closed for other than customary weekend and holiday closings; (b) the Securities and Exchange Commission has by order permitted such suspension; or (c) an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

Special Purchase Programs/Investor Services

         The following special purchase programs/investor services may be changed or eliminated at any time.

         Fundamatic Program (Classes A, B and C only). As a convenience to investors, Class A, B and C shares of the Funds may be purchased through the Colonial Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after the Transfer Agent receives the proceeds from the draft (normally the 5th or 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or Intermediaries or from the Distributor.

         Tax-Sheltered Retirement Plans (Classes A, B and C only). The Distributor offers prototype tax-qualified plans, including IRAs and pension and profit-sharing plans for individuals, corporations, employees and the self-employed. The minimum initial investment for a retirement account sponsored by the Distributor is $25. The First National Bank of Boston is the trustee of the Distributor's prototype plans and charges a $10 annual fee. Detailed information concerning these retirement plans and copies of the retirement plans are available from the Distributor.

         Participants in other prototype retirement plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with the Transfer Agent. Participants in prototype plans offered by the Distributor (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to the Transfer Agent. The fee is in addition to any applicable contingent deferred sales charge. The fee will not apply if the participant uses the proceeds to open an IRA Rollover account in any fund, or if the plan maintains an omnibus account.

         Consultation with a competent financial and tax advisor regarding these plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

         Telephone Address Change Services. By calling the Transfer Agent, shareholders, beneficiaries or their FSF or Intermediary of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

         Colonial Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

Programs for Reducing or Eliminating Sales Charges

         Right of Accumulation and Statement of Intent (Class A shares only). Reduced sales charges on Class A shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T, and Z shares of other funds managed by Colonial Management Associates, Inc. or distributed by the
Distributor (such funds hereinafter referred to as "Colonial Funds"). The applicable sales charged is based on the combined total of: (1) the current purchase and (2) the value at the public offering price at the close of business on the previous day of all Colonial Funds' Class A shares held by the shareholder (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another Colonial Fund other than a money market fund and Class B, C, T and Z shares).

         The Distributor must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by the Transfer Agent. A Colonial Fund may terminate or amend this right of Accumulation.

         Any person may qualify for reduced sales charges on purchase of Class A shares made within a 13-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in the Trust's Funds and Colonial Funds (except shares of any Colonial money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Colonial Fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

         During the term of a Statement, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

         If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the then-current applicable offering price. As a part of this adjustment, the FSF or Intermediary shall return to the Distributor the excess commission previously paid during the 13-month period.

         If the amount of the Statement is not purchased, the shareholder shall remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within 20 days after a written request to pay such difference in sales charge, the Transfer Agent will redeem that number of escrowed Class A shares equal to such difference. The additional amount of FSF or Intermediary discount from the applicable offering price shall be remitted to the shareholder's FSF or Intermediary of record.

         Additional information about and the terms of Statements of Intent are available from your FSF or Intermediary or from the Transfer Agent at 1-800-345-6611.

         Reinstatement Privilege. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same class of that Fund at the net asset value next determined after the Transfer Agent receives a written reinstatement request and payment. Any contingent deferred sales charge paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any contingent deferred sales charge or conversion date. Investors who desire to exercise this privilege should contact their FSF or Intermediary or the Distributor. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

         Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

         Privileges of Adviser Employees, FSFs or Intermediaries (Class A shares only). Class A shares may be sold at net asset value to the following individuals whether currently employed or retired: Trustees of funds advised or administered by Stein Roe or an affiliate of Stein Roe; directors, officers and employees of Stein Roe or an affiliate of Stein Roe, including the Transfer Agent and the Distributor; registered representatives and employees of FSFs or Intermediaries (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor; and such persons' families and their beneficial accounts.

         Sponsored Arrangements (Class A shares only). Class A shares may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of Fund shares on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

         Class A shares may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisers that have entered into agreements with the Distributor pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements.

         Waiver of Contingent Deferred Sales Charges (Class A accounts in excess of $1,000,000, and Classes B and C). Contingent deferred sales charges may be waived on redemptions in the following situations with the proper documentation:

1. Death. Contingent deferred sales charges may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the contingent deferred sales charge will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable contingent deferred sales charge, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

2. Systematic Withdrawal Plan (SWP). Contingent deferred sales charges may be waived on redemptions occurring pursuant to a monthly, quarterly or semiannual SWP established with the Transfer Agent, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise contingent deferred sales charges will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under How to Sell Shares--Systematic Withdrawal Plan.

3. Disability. Contingent deferred sales charges may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver,
(i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable contingent deferred sales charge will be charged.

4. Death of a trustee. Contingent deferred sales charges may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable contingent deferred sales charge will be charged upon any subsequent redemption.

5. Returns on excess contributions. Contingent deferred sales charges may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF or Intermediary agrees to return the applicable portion of any commission paid by the Distributor.

6. Qualified Retirement Plans. Contingent deferred sales charges may be waived on redemptions required to make distributions from qualified retirement plans following (i) normal retirement (as stated in the plan document) or (ii) separation from service. For shares purchased in a prototype 401K plan after Sept. 1, 1997, contingent deferred sales charges will not be waived upon separation from service except if such plan is held in an omnibus account. Contingent deferred sales charges also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in a Fund for at least two years.

         The contingent deferred sales charge also may be waived where the FSF or Intermediary agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

How to Sell ("Redeem") Shares

         Shares may be sold on any day the NYSE is open, either directly to a Fund or through an FSF or Intermediary. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delays in payment, investors are advised to purchase shares unconditionally, such as by certified check or other immediately available funds.

         To sell shares directly to a Fund, send a signed letter of instruction to the Transfer Agent. The sale price is the net asset value next determined (less any applicable contingent deferred sales charge) after the Fund or an FSF or Intermediary receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call the Transfer Agent for more information at (800) 345-6611.

         FSFs and Intermediaries must receive requests before the time at which Fund shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

         Systematic Withdrawal Plan (Class A, B and C shares). If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then-current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semiannually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B and C shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover plan payments, as redemptions from the earliest purchased Fund shares in the shareholder's account. No contingent deferred sales charges apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Code regulation to withdraw more than 12%, on an annual basis, of the value of their Class B or C share account may do so but will be subject to a contingent deferred sales charge ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all income dividends and other distributions payable in Fund shares rather than in cash.

         A shareholder or its FSF or Intermediary of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

         Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of a Fund (other than through the reinvestment of dividends) and a SWP at the same time.

         SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

         The Fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, the Transfer Agent will not be liable for any payment made in accordance with the provisions of a SWP.

         The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

         Shareholders whose positions are held in "street name" by certain FSFs or Intermediaries may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF or Intermediary to determine whether he or she may participate in a SWP.

     Telephone Redemptions. Telephone redemption privileges are described in the Prospectus.

         Non-Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

How to Exchange Shares

         With respect to Class A, Class B and Class C shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust or of most Colonial Funds. With respect to Class A shares, for a period of 90 days following the purchase of shares, exchanges at net asset value may be made among Class A shares of Colonial Municipal Money Market Fund or Colonial Government Money Market Fund (or its successor). Thereafter, exchanges at net asset value may be made among Class A shares of any other fund that is a series of the Trust or of most Colonial Funds. For more information on the Colonial Funds, see your FSF or Intermediary or call (800) 345-6611.

         With respect to Class K, Class Z, and Class S shares, exchanges at net asset value may be made among shares of the same class of any other fund that is a series of the Trust. Shares may be exchanged on the basis of the net asset value per share at the time of exchange and only one "round-trip" exchange of Class C shares may be made per three-month period, measured from the date of the initial purchase. Before exchanging into another fund, you should obtain the prospectus for the fund in which you wish to invest and read it carefully. Prospectuses of Colonial Funds are available by calling (800) 426-3750. Consult the Transfer Agent before requesting an exchange.

         By calling the Transfer Agent, shareholders or their FSF or Intermediary of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting the Transfer Agent by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if a Fund suspends repurchases or postpones payment for Fund shares being exchanged in accordance with federal securities law. The Transfer Agent will also make exchanges upon receipt of a written exchange request. If the shareholder is a corporation, partnership, agent, or surviving joint owner, the Transfer Agent will require customary additional documentation.

         A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

         In all cases, the shares to be exchanged must be registered on the records of the Fund in the name of the shareholder desiring to exchange.

         An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

                                    CUSTODIAN

         State Street Bank and Trust Company (the "Bank"), 225 Franklin Street, Boston, MA 02101, is the custodian for the Trust and SR&F Base Trust. It is responsible for holding all securities and cash, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses, and performing other administrative duties, all as directed by authorized persons. The Bank does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses.

         Portfolio securities purchased in the U.S. are maintained in the custody of the Bank or of other domestic banks or depositories. Portfolio securities purchased outside of the U.S. are maintained in the custody of foreign banks and trust companies that are members of the Bank's Global Custody Network and foreign depositories ("foreign sub-custodians"). Each of the domestic and foreign custodial institutions holding portfolio securities has been approved by the Board of Trustees in accordance with regulations under the Investment Company Act of 1940.

         Each Board of Trustees reviews, at least annually, whether it is in the best interests of each Fund, each Portfolio, and their shareholders to maintain assets in each of the countries in which a Fund or Portfolio invests with particular foreign sub-custodians in such countries, pursuant to contracts between such respective foreign sub-custodians and the Bank. The review includes an assessment of the risks of holding assets in any such country (including risks of expropriation or imposition of exchange controls), the operational capability and reliability of each such foreign sub-custodian, and the impact of local laws on each such custody arrangement. Each Board of Trustees is aided in its review by the Bank, which has assembled the network of foreign sub-custodians, as well as by Stein Roe and counsel. However, with respect to foreign sub-custodians, there can be no assurance that a Fund and the value of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over or enforcing judgments against the foreign sub-custodians, or application of foreign law to the foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with investing in the United States.

         The Fund and the Portfolios may invest in obligations of the Bank and may purchase or sell securities from or to the Bank.

                             INDEPENDENT ACCOUNTANTS

         The  independent  accountants  for the  Funds  and the  Portfolios  are
PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110. The accountants audit and report on the annual financial statements and provide tax return preparation services and assistance and consultation in connection with the review of various SEC filings.

                             PORTFOLIO TRANSACTIONS

         Stein Roe places the orders for the purchase and sale of portfolio securities and options and futures contracts for its clients, including private clients and mutual fund clients ("Clients"). Stein Roe's overriding objective in selecting brokers and dealers to effect portfolio transactions is to seek the best combination of net price and execution. The best net price, giving effect to brokerage commissions, if any, is an important factor in this decision; however, a number of other judgmental factors may also enter into the decision. These factors include Stein Roe's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size of the transaction; the desired timing of the transaction; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others considered; Stein Roe's knowledge of the financial condition of the broker or dealer selected and such other brokers and dealers; and Stein Roe's knowledge of actual or apparent operation problems of any broker or dealer.

         Recognizing the value of these factors, Stein Roe may cause a Client to pay a brokerage commission in excess of that which another broker may have charged for effecting the same transaction. Stein Roe has established internal policies for the guidance of its trading personnel, specifying minimum and maximum commissions to be paid for various types and sizes of transactions and effected for Clients in those cases where Stein Roe has discretion to select the broker or dealer by which the transaction is to be executed. Stein Roe has discretion for all trades of the Funds. Transactions which vary from the guidelines are subject to periodic supervisory review. These guidelines are reviewed and periodically adjusted, and the general level of brokerage commissions paid is periodically reviewed by Stein Roe. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by Stein Roe's trading personnel while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by Stein Roe, and reports are made annually to the Board of Trustees.

         Stein Roe maintains and periodically updates a list of approved brokers and dealers which, in Stein Roe's judgment, are generally capable of providing best price and execution and are financially stable. Stein Roe's traders are directed to use only brokers and dealers on the approved list, except in the case of Client designations of brokers or dealers to effect transactions for such Clients' accounts. Stein Roe generally posts certain Client information on the "Alert" broker database system as a means of facilitating the trade affirmation and settlement process.

         It is Stein Roe's practice, when feasible, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security for the accounts of several Clients, in order to seek a lower commission or more advantageous net price. The benefit, if any, obtained as a result of such aggregation generally is allocated pro rata among the accounts of Clients which participated in the aggregated transaction. In some instances, this may involve the use of an "average price" execution wherein a broker or dealer to which the aggregated order has been given will execute the order in several separate transactions during the course of a day at differing prices and, in such case, each Client participating in the aggregated order will pay or receive the same price and commission, which will be an average of the prices and commissions for the several separate transactions executed by the broker or dealer.

         Stein Roe sometimes makes use of an indirect electronic access to the New York Stock Exchange's "SuperDOT" automated execution system, provided through a NYSE member floor broker, W&D Securities, Inc., a subsidiary of Jeffries & Co., Inc., particularly for the efficient execution of smaller orders in NYSE listed equities. Stein Roe sometimes uses similar arrangements through Billings & Co., Inc. and Driscoll & Co., Inc., floor broker members of the Chicago Stock Exchange, for transactions to be executed on that exchange. In using these arrangements, Stein Roe must instruct the floor broker to refer the executed transaction to another brokerage firm for clearance and settlement, as the floor brokers do not deal with the public. Transactions of this type sometimes are referred to as "step-in" or "step-out" transactions. The brokerage firm to which the executed transaction is referred may include, in the case of transactions effected through W&D Securities, brokerage firms which provide Stein Roe investment research or related services.

         Stein Roe places certain trades for the Funds through its affiliate AlphaTrade, Inc. ("ATI"). ATI is a wholly owned subsidiary of Colonial Management Associates, Inc. ATI is a fully disclosed introducing broker that limits its activities to electronic execution of transactions in listed equity securities. The Fund pay ATI a commission for these transactions. The Fund have adopted procedures consistent with Investment Company Act Rule 17e-1 governing such transactions. Certain of Stein Roe's officers also serve as officers, directors and/or employees of ATI.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking best execution and such other policies as the trustees of the Funds may determine, Stein Roe may consider sales of shares of each of the Funds as a factor in the selection of broker-dealers to execute such mutual fund securities transactions.

Investment Research Products and Services Furnished by Brokers and Dealers

         Stein Roe engages in the long-standing practice in the money management industry of acquiring research and brokerage products and services ("research products") from broker-dealer firms in return directing trades for Client accounts to those firms. In effect, Stein Roe is using the commission dollars generated from these Client accounts to pay for these research products. The money management industry uses the term "soft dollars" to refer to this industry practice. Stein Roe may engage in soft dollar transactions on trades for those Client accounts for which Stein Roe has the discretion to select the broker-dealers.

         The ability to direct brokerage for a Client account belongs to the Client and not to Stein Roe. When a Client grants Stein Roe the discretion to select broker-dealers for Client trades, Stein Roe has a duty to seek the best combination of net price and execution. Stein Roe faces a potential conflict of interest with this duty when it uses Client trades to obtain soft dollar products. This conflict exists because Stein Roe is able to use the soft dollar products in managing its Client accounts without paying cash ("hard dollars") for the product. This reduces Stein Roe's expenses.

         Moreover, under a provision of the federal securities laws applicable to soft dollars, Stein Roe is not required to use the soft dollar product in managing those accounts that generate the trade. Thus, the Client accounts that generate the brokerage commission used to acquire the soft dollar product may not benefit directly from that product. In effect, those accounts are cross subsidizing Stein Roe's management of the other accounts that do benefit directly from the product. This practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner. Although it is inherently difficult, if not impossible, to document, Stein Roe believes that over time most, if not all, Clients benefit from soft dollar products such that cross subsidizations even out.

         Stein Roe attempts to reduce or eliminate this conflict by directing Client trades for soft dollar products only if Stein Roe concludes that the broker-dealer supplying the product is capable of providing a combination of the best net price and execution on the trade. As noted above, the best net price, while significant, is one of a number of judgmental factors Stein Roe considers in determining whether a particular broker is capable of providing the best net price and execution. Stein Roe may cause a Client account to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

         Stein Roe acquires two types of soft dollar research products: (i) proprietary research created by the broker-dealer firm executing the trade and
(ii) other products created by third parties that are supplied to Stein Roe through the broker-dealer firm executing the trade.

         Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Stein Roe's research analysts periodically rate the quality of proprietary research produced by various broker-dealer firms. Based on these evaluations, Stein Roe develops target levels of commission dollars on a firm-by-firm basis. Stein Roe attempts to direct trades to each firm to meet these targets.

         Stein Roe also uses soft dollars to acquire products created by third parties that are supplied to Stein Roe through broker-dealers executing the trade (or other broker-dealers who "step in" to a transaction and receive a portion of the brokerage commission for the trade). These products include the following:

     o Database Services--comprehensive databases containing current and/or historical information on companies and industries. Examples include historical securities prices, earnings estimates, and SEC filings. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process). o Quotation/Trading/News Systems--products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services. o Economic Data/Forecasting Tools--various macro economic forecasting tools, such as economic data and economic and political forecasts for various countries or regions. o Quantitative/Technical Analysis--software tools that assist in quantitative and technical analysis of investment data.
     -------------------------------        o        Fundamental        Industry
     Analysis--industry-specific fundamental investment research. ----------------------------- o Fixed Income Security Analysis--data and analytical tools that pertain specifically to fixed income securities. These -------------------------------- tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, that are relevant to fixed income securities. o Other Specialized Tools--other specialized products, such as specialized economic consulting analyses and attendance at investment oriented conferences.

         Many third-party products include computer software or on-line data feeds. Certain products also include computer hardware necessary to use the product.

         Certain of these third party services may be available directly from the vendor on a hard dollar basis. Others are available only through broker-dealer firms for soft dollars. Stein Roe evaluates each product to determine a cash ("hard dollars") value of the product to Stein Roe. Stein Roe then on a product-by-product basis targets commission dollars in an amount equal to a specified multiple of the hard dollar value to the broker-dealer that supplies the product to Stein Roe. In general, these multiples range from 1.25 to 1.85 times the hard dollar value. Stein Roe attempts to direct trades to each firm to meet these targets. (For example, if the multiple is 1.5:1.0, assuming a hard dollar value of $10,000, Stein Roe will target to the broker-dealer providing the product trades generating $15,000 in total commissions.)

         The targets that Stein Roe establishes for both proprietary and for third party research products typically will reflect discussions that Stein Roe has with the broker-dealer providing the product regarding the level of commissions it expects to receive for the product. However, these targets are not binding commitments, and Stein Roe does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar products. In setting these targets, Stein Roe makes a determination that the value of the product is reasonably commensurate with the cost of acquiring it. These targets are established on a calendar year basis. Stein Roe will receive the product whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. Stein Roe generally will carry over target shortages and excesses to the next year's target. Stein Roe believes that this practice reduces the conflicts of interest associated with soft dollar transactions, since Stein Roe can meet the non-binding expectations of broker-dealers providing soft dollar products over flexible time periods. In the case of third party products, the third party is paid by the broker-dealer and not by Stein Roe. Stein Roe may enter into a contract with the third party vendor to use the product. (For example, if the product includes software, Stein Roe will enter into a license to use the software from the vendor.)

         In certain cases, Stein Roe uses soft dollars to obtain products that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. As of the date of this SAI, Stein Roe acquires two mixed use products. These are (i) a fixed income security data service and (ii) a mutual fund performance ranking service. In each case, Stein Roe makes a good faith evaluation of the research and non-research uses of these services. These evaluations are based upon the time spent by Firm personnel for research and non-research uses. Stein Roe pays the provider in cash ("hard dollars") for the non-research portion of its use of these products.

         Stein Roe may use research obtained from soft dollar trades in the management of any of its discretionary accounts. Thus, consistent with industry practice, Stein Roe does not require that the Client account that generates the trade receive any benefit from the soft dollar product obtained through the trade. As noted above, this may result in cross subsidization of soft dollar products among Client accounts. As noted therein, this practice is explicitly sanctioned by a provision of the Securities Exchange Act of 1934, which creates a "safe harbor" for soft dollar transactions conducted in a specified manner.

         In certain cases, Stein Roe will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides Stein Roe with a soft dollar research product. The broker-dealer executing the trade "steps out" of a portion of the commission in favor of the other broker-dealer providing the soft dollar product. Stein Roe may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Brokers who receive step out commissions typically are brokers providing a third party soft dollar product that is not available on a hard dollars basis. Stein Roe has not engaged in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by Stein Roe.

         The table below shows information on brokerage commissions paid by the Fund and the Portfolio as follows:

                                  2000                1999                1998
                                  ----                ----                ----
Total commissions                303,375             84,072              807,008
Directed transactions             0                   160,775             0
Commissions on directed transactions 0                   62,736              0


         Each Trust has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for portfolio securities. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of the Association of the National Association of Securities Dealers.


                      ADDITIONAL INCOME TAX CONSIDERATIONS

         The Fund and Portfolio intend to qualify under Subchapter M of the Internal Revenue Code and to comply with the special provisions of the Internal Revenue Code that relieve it of federal income tax to the extent of its net investment income and capital gains currently distributed to shareholders.

         Because dividend and capital gains distributions reduce net asset value, a shareholder who purchases shares shortly before a record date will, in effect, receive a return of a portion of his investment in such distribution. The distribution would nonetheless be taxable to him, even if the net asset value of shares were reduced below his cost. However, for federal income tax purposes the shareholder's original cost would continue as his tax basis.

         The Fund expects that less than 100% of its dividends will qualify for the deduction for dividends received by corporate shareholders.

         To the extent a Fund invests in foreign securities, it may be subject to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits with respect to such taxes, subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the Fund's total assets at the close of any fiscal year consist of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends actually received) their pro rata shares of foreign income taxes paid by the Fund even though not actually received, (ii) treat such respective pro rata shares as foreign income taxes paid by them, and (iii) deduct such pro rata shares in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their United States income taxes. Shareholders who do not itemize deductions for federal income tax purposes will not, however, be able to deduct their pro rata portion of foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit may be required to treat a portion of dividends received from the Fund as separate category income for purposes of computing the limitations on the foreign tax credit available to such shareholders. Tax-exempt shareholders will not ordinarily benefit from this election relating to foreign taxes. Each year, the Funds will notify shareholders of the amount of (i) each shareholder's pro rata share of foreign income taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country, if the Fund qualifies to pass along such credit.

                             INVESTMENT PERFORMANCE

         The Fund may quote certain total return figures from time to time. A "Total Return" on a per share basis is the amount of dividends distributed per share plus or minus the change in the net asset value per share for a period. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)n

     Where: P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

       For example, for a $1,000 investment in a Fund, the "Total Return," the "Total Return Percentage," and the "Average Annual Total Return" at Sept. 30, 2000 were:

           The average annual total returns as of September 30, 2000 were*:

                                 1 year                    5  year                   10 years

Class A
With Sales Charges               3.50                      15.44                    15.74
Without Sales Charges            9.80                      16.83                    16.43
Class B
With Sales Charges               4.16                      16.47                    16.36
Without Sales Charges            9.16                      16.69                    16.36
Class C
With Sales Charges               8.16                      16.69                    16.36
Without Sales Charges            9.16                      16.69                    16.36
Class Z
                                 10.03                     16.87                    16.45




           *

*Performance results include the returns of the Growth & Income Fund Class S prior to the commencement of operations on November 22, 1999 of the Fund's Class A.B.C and Z. Returns are not restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Growth & Income Fund Class S and Class A, B, C and Z shares. Had the differences in fees been included, returns would have been lower. Performance results reflect any waiver or reimbursement by the Advisor of expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the Prospectus for details.



         Investment performance figures assume reinvestment of all dividends and distributions and do not take into account any federal, state, or local income taxes which shareholders must pay on a current basis. They are not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although investment performance information is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

         The Fund may note its mention or recognition in newspapers, magazines, or other media from time to time. However, the Funds assume no responsibility for the accuracy of such data. Newspapers and magazines which might mention the Funds include, but are not limited to, the following:

                                                     1
Architectural Digest
Arizona Republic
Atlanta Constitution
Atlantic Monthly
Associated Press
Barron's
Bloomberg
Boston Globe
Boston Herald
Business Week
Chicago Tribune
Chicago Sun-Times
Cleveland Plain Dealer
CNBC
CNN
Crain's Chicago Business Consumer Reports Consumer Digest Dow Jones Investment Advisor Dow Jones Newswire Fee Advisor Financial Planning Financial World Forbes Fortune Fund Action Fund Marketing Alert Gourmet Individual Investor Investment Dealers' Digest Investment News Investor's Business Daily
Kiplinger's Personal Finance Magazine Knight-Ridder Lipper Analytical Services Los Angeles Times Louis Rukeyser's Wall Street Money Money on Line Morningstar Mutual Fund Market News Mutual Fund News Service Mutual Funds Magazine Newsday
Newsweek New York Daily News The New York Times No-Load Fund Investor Pension World Pensions and Investment Personal Investor Physicians Financial News Jane Bryant Quinn (syndicated column) Reuters The San Francisco Chronicle Securities Industry Daily Smart Money Smithsonian Strategic Insight Street.com Time Travel & Leisure USA Today U.S. News & World Report Value Line The Wall Street Journal The Washington Post Working Women Worth Your Money

         In advertising and sales literature, a Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes or averages differs from that of the Funds. Comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance. All of the indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Funds believe to be generally accurate. All of the Funds may compare their performance to the Consumer Price Index (All Urban), a widely recognized measure of inflation. The Fund's performance may be compared to the following indexes or averages:

     Dow-Jones  Industrial  Average  New York  Stock  Exchange  Composite  Index
     Standard & Poor's 500 Stock Index American Stock Exchange Composite Index Standard & Poor's 400 Industrials Nasdaq Composite Russell 2000 Index Nasdaq Industrials Wilshire 5000 These indexes are widely recognized (These indexes generally reflect the performance of indicators of general U.S. stock market stocks traded in the indicated markets.) results.)

         In addition, the Funds may compare performance to the indicated benchmarks:




--------------------------------------------------------------------------------------
                      Benchmark                                   Fund(s)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper Equity Fund Average                            Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper General Equity Fund Average                    Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper The Fund Average                               The Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper The Fund Index                                 The Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper Growth Fund Average
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Lipper Growth Fund Index
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar All Equity Funds Average                  Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar Domestic Stock Average                    Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar Equity Fund Average                       Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar The Fund Average                          The Fund
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar Growth Fund Average
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar Hybrid Fund Average
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar Total Fund Average                        Both Funds
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Morningstar U.S. Diversified Average
--------------------------------------------------------------------------------------

         Lipper Growth Fund Index reflects the net asset value weighted total return of the largest thirty growth funds and thirty growth and income funds, respectively, as calculated and published by Lipper. The Lipper and Morningstar averages are unweighted averages of total return performance of mutual funds as classified, calculated, and published by these independent services that monitor the performance of mutual funds. The Fund may also use comparative performance as computed in a ranking by Lipper or category averages and rankings provided by another independent service. Should Lipper or another service reclassify a Fund to a different category or develop (and place a Fund into) a new category, that Fund may compare its performance or ranking with those of other funds in the newly assigned category, as published by the service.

         The Fund may also cite its rating, recognition, or other mention by Morningstar or any other entity. Morningstar's rating system is based on risk-adjusted total return performance and is expressed in a star-rating format. The risk-adjusted number is computed by subtracting a fund's risk score (which is a function of the fund's monthly returns less the 3-month T-bill return) from its load-adjusted total return score. This numerical score is then translated into rating categories, with the top 10% labeled five star, the next 22.5% labeled four star, the next 35% labeled three star, the next 22.5% labeled two star, and the bottom 10% one star. A high rating reflects either above-average returns or below-average risk, or both.

         Of course, past performance is not indicative of future results.
                                                          ----------------

         To illustrate the historical returns on various types of financial assets, the Funds may use historical data provided by Ibbotson Associates, Inc. ("Ibbotson"), a Chicago-based investment firm. Ibbotson constructs (or obtains) very long-term (since 1926) total return data (including, for example, total return indexes, total return percentages, average annual total returns and standard deviations of such returns) for the following asset types:

                                     Common stocks
                                     Small company stocks
                                     Long-term corporate bonds
                                     Long-term government bonds
                                     Intermediate-term government bonds
                                     U.S. Treasury bills
                                     Consumer Price Index
                                                       ---------------------

       The Fund may also use hypothetical returns to be used as an example in a mix of asset allocation strategies. One such example is reflected in the chart below, which shows the effect of tax deferral on a hypothetical investment. This chart assumes that an investor invested $2,000 a year on January 1, for any specified period, in both a Tax-Deferred Investment and a Taxable Investment, that both investments earn either 6%, 8% or 10% compounded annually, and that the investor withdrew the entire amount at the end of the period. (A tax rate of 39.6% is applied annually to the Taxable Investment and on the withdrawal of earnings on the Tax-Deferred Investment.)

                 Tax-Deferred Investment vs. Taxable Investment
Interest Rate              6%            8%          10%           6%            8%           10%
     Compounding
        Years                 Tax-Deferred Investment                    Taxable Investment
        -----                 -----------------------                    ------------------

         30                $124,992     $171,554     $242,340      $109,197     $135,346      $168,852
         25                  90,053      115,177      150,484        82,067       97,780       117,014
         20                  62,943       75,543       91,947        59,362       68,109        78,351
         15                  41,684       47,304       54,099        40,358       44,675        49,514
         10                  24,797       26,820       29,098        24,453       26,165        28,006
          5                  11,178       11,613       12,072        11,141       11,546        11,965
          1                   2,072        2,096        2,121         2,072        2,096         2,121

         Dollar Cost Averaging. Dollar cost averaging is an investment strategy that requires investing a fixed amount of money in Fund shares at set intervals. This allows you to purchase more shares when prices are low and fewer shares when prices are high. Over time, this tends to lower your average cost per share. Like any investment strategy, dollar cost averaging can't guarantee a profit or protect against losses in a steadily declining market. Dollar cost averaging involves uninterrupted investing regardless of share price and therefore may not be appropriate for every investor.

         From time to time, a Fund may offer in its advertising and sales literature to send an investment strategy guide, a tax guide, or other supplemental information to investors and shareholders. It may also mention the Stein Roe CounselorSM program and asset allocation and other investment strategies.

               MASTER FUND/FEEDER FUND: STRUCTURE AND RISK FACTORS

         Each of Fund (which are series of the Trust, an open-end management investment company) seeks to achieve its objective by investing all of its assets in another mutual fund having an investment objective identical to that of the Fund. The shareholders of each Fund approved this policy of permitting a Fund to act as a feeder fund by investing in a Portfolio. Please refer to Investment Policies, Portfolio Investments and Strategies, and Investment Restrictions for a description of the investment objectives, policies, and restrictions of the Funds and the Portfolios. The management fees and expenses of the Funds and the Portfolios are described under Investment Advisory and Other Services. Each feeder Fund bears its proportionate share of the expenses of its master Portfolio.

         Stein Roe has provided investment management services in connection with other mutual funds employing the master fund/feeder fund structure since 1991.

         Each Portfolio is a separate series of SR&F Base Trust ("Base Trust"), a Massachusetts common law trust organized under an Agreement and Declaration of Trust ("Declaration of Trust") dated Aug. 23, 1993. The Declaration of Trust of Base Trust provides that a Fund and other investors in a Portfolio will be liable for all obligations of that Portfolio that are not satisfied by the Portfolio. However, the risk of a Fund incurring financial loss on account of such liability is limited to circumstances in which liability was inadequately insured and a Portfolio was unable to meet its obligations. Accordingly, the trustees of the Trust believe that neither the Funds nor their shareholders will be adversely affected by reason of a Fund's investing in a Portfolio.

         The Declaration of Trust of Base Trust provides that a Portfolio will terminate 120 days after the withdrawal of a Fund or any other investor in the Portfolio, unless the remaining investors vote to agree to continue the business of the Portfolio. The trustees of the Trust may vote a Fund's interests in a Portfolio for such continuation without approval of the Fund's shareholders.

         The common investment objectives of the Funds and the Portfolios are nonfundamental and may be changed without shareholder approval, subject, however, to at least 30 days' advance written notice to a Fund's shareholders.

         The fundamental policies of each Fund and the corresponding fundamental policies of its master Portfolio can be changed only with shareholder approval. If a Fund, as a Portfolio investor, is requested to vote on a change in a fundamental policy of a Portfolio or any other matter pertaining to the Portfolio (other than continuation of the business of the Portfolio after withdrawal of another investor), the Fund will solicit proxies from its shareholders and vote its interest in the Portfolio for and against such matters proportionately to the instructions to vote for and against such matters received from Fund shareholders. The Fund will vote shares for which it receives no voting instructions in the same proportion as the shares for which it receives voting instructions. There can be no assurance that any matter receiving a majority of votes cast by Fund shareholders will receive a majority of votes cast by all investors in a Portfolio. If other investors hold a majority interest in a Portfolio, they could have voting control over that Portfolio.

         In the event that a Portfolio's fundamental policies were changed so as to be inconsistent with those of the corresponding Fund, the Board of Trustees of the Trust would consider what action might be taken, including changes to the Fund's fundamental policies, withdrawal of the Fund's assets from the Portfolio and investment of such assets in another pooled investment entity, or the retention of an investment adviser to invest those assets directly in a portfolio of securities. The Fund's inability to find a substitute master fund or comparable investment management could have a significant impact upon its shareholders' investments. Any withdrawal of a Fund's assets could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Fund. Should such a distribution occur, the Fund would incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could affect the liquidity of the Fund.

         Each investor in a Portfolio, including a Fund, may add to or reduce its investment in the Portfolio on each day the NYSE is open for business. The investor's percentage of the aggregate interests in the Portfolio will be computed as the percentage equal to the fraction (i) the numerator of which is the beginning of the day value of such investor's investment in the Portfolio on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor's investment in the Portfolio effected on such day; and (ii) the denominator of which is the aggregate beginning of the day net asset value of the Portfolio on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of the close of business.

         Base Trust may permit other investment companies and/or other institutional investors to invest in a Portfolio, but members of the general public may not invest directly in the Portfolio. Other investors in a Portfolio are not required to sell their shares at the same public offering price as a Fund, might incur different administrative fees and expenses than the Fund, and might charge a sales commission. Therefore, Fund shareholders might have different investment returns than shareholders in another investment company that invests exclusively in a Portfolio. Investment by such other investors in a Portfolio would provide funds for the purchase of additional portfolio securities and would tend to reduce the operating expenses as a percentage of the Portfolio's net assets. Conversely, large-scale redemptions by any such other investors in a Portfolio could result in untimely liquidations of the Portfolio's security holdings, loss of investment flexibility, and increases in the operating expenses of the Portfolio as a percentage of its net assets. As a result, a Portfolio's security holdings may become less diverse, resulting in increased risk.

         Information regarding other investors in a Portfolio may be obtained by writing to SR&F Base Trust at Suite 3200, One South Wacker Drive, Chicago, IL 60606, or by calling 800-338-2550. Stein Roe may provide administrative or other services to one or more of such investors.

                                APPENDIX--RATINGS

RATINGS IN GENERAL

         A rating of a rating service represents the service's opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Stein Roe believes that the quality of debt securities invests should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis. A rating is not a recommendation to purchase, sell or hold a security because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.

         The following is a description of the characteristics of ratings of corporate debt securities used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P").

RATINGS BY MOODY'S

Aaa. Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are more unlikely to impair the fundamentally strong position of such bonds.

Aa. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa bonds.

A. Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Bonds rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         NOTE: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

RATINGS BY S&P

     AAA. Debt rated AAA has the highest rating. Capacity to pay interest and repay principal is extremely strong.

AA. Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB. Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB, B, CCC, CC, and C. Debt rated BB, B, CCC, CC, or C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C1.This rating is reserved for income bonds on which no interest is being paid.
D. Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. The D rating is also used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

NOTES:
The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Foreign debt is rated on the same basis as domestic debt measuring the creditworthiness of the issuer; ratings of foreign debt do not take into account currency exchange and related uncertainties.

The "r" is attached to highlight derivative, hybrid, and certain other obligations that S&P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest only and principal only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.
                                                      -----------------------


--------
1 A "majority of the outstanding voting securities" means the approval of the lesser of (i) 67% or more of the shares at a meeting if the holders of more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares.
2 A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
3 A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.
4 An equity option is defined to mean any option to buy or sell stock, and any other option the value of which is determined by reference to an index of stocks of the type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). The definition of equity option excludes options on broad-based stock indexes (such as the Standard & Poor's 500 index).

PART C.  OTHER INFORMATION

ITEM  23.  EXHIBITS  [Note:  As  used  herein,   the  term  "PEA"  refers  to  a
post-effective amendment to the Registration Statement of the Registrant on Form N-1A under the Securities Act of 1933, No. 33-11351.]

(a) Amended and Restated Agreement and Declaration of Trust as amended on 7/28/2000. (Exhibit (a) to PEA #68)*

(b)(1) By-Laws of Registrant as amended through February 3, 1993.
      (Exhibit 2 to PEA #34).*
   (2) Amendment to By-Laws dated February 4, 1998. (Exhibit 2(a) to PEA #45.)*
   (3) Amendment to By-Laws dated February 8, 2000. (Exhibit to PEA #69)*
   (4) Amendment to By-Laws dated September 28, 2000.(Exhibit to PEA #69)*

(c)    None.

(d)(1) Management   Agreement  between   Registrant  and  Stein  Roe  &  Farnham
       Incorporated dated 8/15/95, as amended (Amended Schedule A and B dated 1/2/01). (Exhibit to PEA # 70)*
   (2) Form of Sub-Advisory Agreement among the Registrant, Stein Roe & Farnham Incorporated and Unibank Securities, Inc. relating to the Stein Roe European Thematic Equity Fund series. (Exhibit to PEA #69)
   (3) Form of Sub-Advisory Agreement among the Registrant, Stein Roe & Farnham Incorporated and Unibank Securities, Inc. relating to the Stein Roe Global Thematic Equity Fund series. (Exhibit to PEA #69)

(e)(1) Underwriting Agreement between Registrant and Liberty
      Funds Distributor, Inc. dated 8/4/99, as amended (Amended Schedule A dated
       1/2/01). (Exhibit to PEA # 70)*
   (2) Specimen copy of selected dealer agreement.  (Exhibit 6(b) to PEA #40.)*

(f)    None.

(g) Custodian Contract between Registrant and State Street Bank and Trust Company dated 3/3/87, as amended through 5/8/95.(Exhibit 8 to PEA #31.)*

(h)(1) Restated Transfer Agency Agreement between Registrant and
       SteinRoe Services Inc. dated 8/1/95 as amended through 3/31/99(Amended Schedule B dated 1/2/01). (Exhibit to PEA # 70)*
       (1)(a)Joinder and Release Agreement with respect to Agency Agreement. (Exhibit to PEA # 70)*

   (2) Accounting and Bookkeeping Agreement between Registrant and Stein Roe & Farnham Incorporated dated 8/3/99 as amended. (Exhibit to PEA # 70)*
   (3) Administrative Agreement between Registrant and Stein Roe & Farnham Incorporated 8/15/95, as amended (Amended Appendix 1 dated 1/2/01). (Exhibit to PEA # 70)*

(i)(1) Opinions and consents of Ropes & Gray. (Exhibit 10(a) to PEA #34).*
   (2) Opinion and consent of Bell, Boyd & Lloyd LLC with respect to Stein Roe European Thematic Equity Fund and Stein Roe Global Thematic Equity Fund. (Exhibit to PEA # 70)*
   (3) Consent of Bell Boyd & Lloyd LLC


(j)(1) Consent of Morningstar, Inc. (Exhibit 11(b) to PEA #34).*
   (2) Consent of PricewaterCooper LLP

(k)    None.

(l)    Inapplicable.

(m)    Rule 12b-1 Plan. (Exhibit to PEA # 70)*

(n)    Inapplicable.

(o)    Rule 18f-3 Plan. (Exhibit to PEA # 70)*

(p) Code of Ethics of the Liberty Financial Companies, Inc. - filed as Exhibit (p)(1) in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001, and is hereby incorporated by reference and made part of this Registration Statement

Powers of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about January 24, 2001 and is hereby incorporated by reference and made a part of this Registration Statement

---------
*Incorporated by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

The Registrant does not consider that it is directly or indirectly controlling, controlled by, or under common control with other persons within the meaning of this Item. See "Investment Advisory and Other Services," "Management," and "Transfer Agent" in the Statement of Additional Information, each of which is incorporated herein by reference.

ITEM 25.  INDEMNIFICATION.

Article Tenth of the Agreement and  Declaration of Trust of Registrant  (Exhibit
(a)), which Article is incorporated herein by reference, provides that Registrant shall provide indemnification of its trustees and officers (including each person who serves or has served at Registrant's request as a director, officer, or trustee of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) ("Covered Persons") under specified circumstances.

Section 17(h) of the Investment Company Act of 1940 ("1940 Act") provides that neither the Agreement and Declaration of Trust nor the By-Laws of Registrant, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Tenth shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Unless otherwise permitted under the 1940 Act,

     (i) Article Tenth does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office;

     (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Tenth unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither "interested persons" of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding ("disinterested, non-party trustees"), or (b) an independent legal counsel as expressed in a written opinion; and

     (iii) Registrant will not advance attorneys' fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification) and (a) the Covered Person provides security for his undertaking, or (b) Registrant is insured against losses arising by reason of any lawful advances, or (c) a majority of the disinterested, non- party trustees of Registrant or an independent legal counsel as expressed in a written opinion, determine, based on a review of readily available facts (as opposed to a full trial- type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Any approval of indemnification pursuant to Article Tenth does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Tenth as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Article Tenth also provides that its indemnification provisions are not exclusive.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Registrant, its trustees and officers, its investment adviser, the other investment companies advised by Stein Roe & Farnham Incorporated, and persons affiliated with them are insured against certain expenses in connection with the defense of actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits, or proceedings. Registrant will not pay any portion of the premiums for coverage under such insurance that would (1) protect any trustee or officer against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office or (2) protect its investment adviser or principal underwriter, if any, against any liability to Registrant or its shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its duties and obligations under its contract or agreement with the Registrant; for this purpose the Registrant will rely on an allocation of premiums determined by the insurance company.

Pursuant to the indemnification agreement among the Registrant, its transfer agent and its investment adviser dated July 1, 1995, the Registrant, its trustees, officers and employees, its transfer agent and the transfer agent's directors, officers and employees are indemnified by Registrant's investment adviser against any and all losses, liabilities, damages, claims and expenses arising out of any act or omission of the Registrant or its transfer agent performed in conformity with a request of the investment adviser that the transfer agent and the Registrant deviate from their normal procedures in connection with the issue, redemption or transfer of shares for a client of the investment adviser.

Registrant, its trustees, officers, employees and representatives and each person, if any, who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933 are indemnified by the distributor of Registrant's shares (the "distributor"), pursuant to the terms of the distribution agreement, which governs the distribution of Registrant's shares, against any and all losses, liabilities, damages, claims and expenses arising out of the acquisition of any shares of the Registrant by any person which (i) may be based upon any wrongful act by the distributor or any of the distributor's directors, officers, employees or representatives or (ii) may be based upon any untrue or alleged untrue statement of a material fact contained in a registration statement, prospectus, statement of additional information, shareholder report or other information covering shares of the Registrant filed or made public by the Registrant or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement therein not misleading if such statement or omission was made in reliance upon information furnished to the Registrant by the distributor in writing. In no case does the distributor's indemnity indemnify an indemnified party against any liability to which such indemnified party would otherwise be subject by reason of willful misfeasance, bad faith, or negligence in the performance of its or his duties or by reason of its or his reckless disregard of its or his obligations and duties under the distribution agreement.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor, is a wholly owned subsidiary of Liberty Funds Group Inc. ("LFG"), which in turn is a wholly owned subsidiary of Liberty Financial Companies, Inc., which is a majority owned subsidiary of Liberty Corporation Holdings, Inc., which is a wholly owned subsidiary of LFC Holdings, Inc., which in turn is a subsidiary of Liberty Mutual Equity Corporation, which in turn is a subsidiary of Liberty Mutual Insurance Company. Stein Roe acts as investment adviser to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services."

Certain directors and officers of Stein Roe also serve and have during the past two years served in various capacities as officers, directors, or trustees of Liberty Funds Services, Inc., of Colonial Management Associates, Inc. (which is a subsidiary of LFG), and of the Registrant and other investment companies managed by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except for Colonial Management Associates, Inc., each Trust and Stein Roe Floating Rate Limited Liability Company, which are located at One Financial Center, Boston, MA 02111, and SteinRoe Variable Investment Trust and Liberty Variable Investment Trust, which are located at Federal Reserve Plaza, Boston, MA 02210.) A list of such capacities is given below.

                                                  POSITION FORMERLY
                                                     HELD WITHIN
                     CURRENT POSITION               PAST TWO YEARS
                     -------------------            --------------
LIBERTY FUNDS SERVICES
INC.
Stephen E. Gibson     Director
Joseph R. Palombo     Director
Kevin M. Carome       Director
Mary D. McKenzie      President
Christine Balzano     Senior Vice President
Nicholas S. Norton    Senior Vice President

COLONIAL MANAGEMENT ASSOCIATES, INC.
Ophelia L. Barsketis  Senior Vice President
Kevin M. Carome       Senior Vice President
William M. Garrison   Vice President
Stephen E. Gibson     Chairman, President and
                             Chief Executive Officer
Loren A. Hansen       Senior Vice President
Clare M. Hounsell     Vice President
Deborah A. Jansen     Senior Vice President
Joseph R. Palombo     Executive Vice President
Yvonne T. Shields     Vice President

SR&F BASE TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                     VP; Secretary
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                       VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS
INSTITUTIONAL TRUST; AND LIBERTY-STEIN ROE FUNDS TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                       VP;Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Michael T. Kennedy    Vice-President
Gail D. Knudsen       Vice President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
David P. Brady        Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP                        VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                          VP:Controller
William M. Garrison   Vice-President
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE ADVISOR TRUST
William D. Andrews    Executive Vice-President
David P. Brady        Vice-President
Christine Balzano     Vice-President
Daniel K. Cantor      Vice-President
Kevin M. Carome       Executive VP;                      VP;Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Erik P. Gustafson     Vice-President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice-President
Gail D. Knudson       Vice-President
Michael T. Kennedy    Vice-President
Stephen F. Lockman    Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                       VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                         VP;Controller
Stephen E. Gibson     President
Loren A. Hansen       Executive Vice-President
Brian M. Hartford     Vice-President
Gail D. Knudsen       Vice President
William C. Loring     Vice-President
Mary D. McKenzie      Vice President
Maureen G. Newman     Vice-President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
Veronica M. Wallace   Vice-President

STEINROE VARIABLE INVESTMENT TRUST
William D. Andrews    Executive Vice-President
Christine Balzano     Vice President
Kevin M. Carome       Executive VP                      VP; Sec; Asst. Secy.
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                        VP;Controller
William M. Garrison   Vice President
Stephen E. Gibson     President
Erik P. Gustafson     Vice President
Loren A. Hansen       Executive Vice-President
Harvey B. Hirschhorn  Vice President
Michael T. Kennedy    Vice President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Jane M. Naeseth       Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee
William M. Wadden IV  Vice President

LIBERTY-STEIN ROE ADVISOR FLOATING RATE FUND; LIBERTY-STEIN ROE
INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE
LIMITED LIABILITY COMPANY
William D. Andrews    Executive Vice-President
Kevin M. Carome       Executive VP                      VP;Sec; Asst. Secy.
Christine Balzano     Vice President
Denise E. Chasmer     Vice President
J. Kevin Connaughton  Controller                        VP;Controller
Stephen E. Gibson     President
Brian W. Good         Vice-President
James R. Fellows      Vice-President
Loren A. Hansen       Executive Vice-President
Gail D. Knudsen       Vice President
Mary D. McKenzie      Vice President
Nicholas S. Norton    Vice President
Joseph R. Palombo     Trustee

LIBERTY VARIABLE INVESTMENT TRUST
Kevin M. Carome       Vice President

ITEM 27.
(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Funds Trust IX, Liberty Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust, Liberty Floating Rate
      Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund,
      SteinRoe Variable Investment Trust, Stein Roe Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Anderson, Judith       V.P.                  None

Anguilla, Carol        Clerk                 None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Bartlett, John         Managing Director     None

Bertrand, Thomas       V.P.                  None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Bruneau, Brian         Sr. V.P.              None

Burtman, Tracy         V.P.                  None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Carroll, Sean          V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director              Trustee and
                                               Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Place, Jeffrey         Managing Director     None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President     None

Tasiopoulos, Lou       Co-President          None

Torrisi, Susan         V.P.                  None

Tufts, Peter           V.P.                  None

Turcotte, Frederick J. V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

Registrant maintains the records required to be maintained by it under Rules 31a-1(a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at One Financial Center, Boston, MA 02111. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's transfer agent or custodian.


ITEM 29.  MANAGEMENT SERVICES.
None.

ITEM 30.  UNDERTAKINGS.
None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago on the 26th day of January, 2001.

                                   LIBERTY-STEIN ROE FUNDS
                                   INVESTMENT TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



SIGNATURES                                           TITLE                                       DATE
----------                                           -----                                       ----


/s/STEPHEN E. GIBSON                                 President                                  January 26, 2001
-------------------------------------
Stephen E. Gibson                                    (chief executive officer)



/s/J. KEVIN CONNAUGHTON                              Controller                                 January 26, 2001
-------------------------------------
J. Kevin Connaughton
Principal Financial and
Accounting Officer

DOUGLAS A. HACKER*                                   Trustee                                    January 26, 2001
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                                Trustee                                    January 26, 2001
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                                    Trustee                                    January 26, 2001
---------------------------
Richard W. Lowry


SALVATORE MACERA*                                    Trustee                                    January 26, 2001
---------------------------
Salvatore Macera


WILLIAM E. MAYER*                                    Trustee                                    January 26, 2001
----------------
William E. Mayer



DR. CHARLES R. NELSON*                               Trustee                                    January 26, 2001
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                                   Trustee                                   January 26, 2001
------------------------------------
John J. Neuhauser


THOMAS E. STITZEL*                                   Trustee                                   January 26, 2001
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                                  Trustee                                   January 26, 2001
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                                   Trustee                                   January 26, 2001
------------------------------------
Anne-Lee Verville


*VINCENT PIETROPAOLO
Vincent Pietropaolo
Attorney-in-fact for each Trustee

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the undersigned certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago on the 26th day of January, 2001.

                                 SR&F BASE TRUST

                                   By   STEPHEN E. GIBSON
                                        Stephen E. Gibson
                                        President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



SIGNATURES                                           TITLE                                       DATE
----------                                           -----                                       ----


/s/STEPHEN E. GIBSON                                 President                                  January 26, 2001
-------------------------------------
Stephen E. Gibson                                    (chief executive officer)



/s/J. KEVIN CONNAUGHTON                              Controller                                 January 26, 2001
-------------------------------------
J. Kevin Connaughton
Principal Financial and
Accounting Officer

DOUGLAS A. HACKER*                                   Trustee                                    January 26, 2001
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                                Trustee                                    January 26, 2001
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                                    Trustee                                    January 26, 2001
---------------------------
Richard W. Lowry


SALVATORE MACERA*                                    Trustee                                    January 26, 2001
---------------------------
Salvatore Macera


WILLIAM E. MAYER*                                    Trustee                                   January 26, 2001
----------------
William E. Mayer



DR. CHARLES R. NELSON*                               Trustee                                   January 26, 2001
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                                   Trustee                                   January 26, 2001
------------------------------------
John J. Neuhauser


THOMAS E. STITZEL*                                   Trustee                                   January 26, 2001
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                                  Trustee                                    January 26, 2001
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                                   Trustee                                    January 26, 2001
------------------------------------
Anne-Lee Verville


*VINCENT PIETROPAOLO
Vincent Pietropaolo
Attorney-in-fact for each Trustee



                                  EXHIBIT INDEX


(i)(3) Opinion and Consent of Bell Boyd & Lloyd LLC

(j)(2)Consent of PricewaterhouseCoopers LLP